UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09475

Nuveen AMT-Free Municipal Credit Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 April 2022

Nuveen Municipal Closed-End Funds

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on "Communication Preferences". Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

Semiannual Report

     IMPORTANT DISTRIBUTION NOTICE

for Shareholders of the Nuveen Dynamic Municipal Opportunity Fund (NDMO) Semiannual Shareholder Report for the period ending April 30, 2022

The Nuveen Dynamic Municipal Opportunity Fund (NDMO) seeks to offer attractive cash flow to its shareholders, by converting the expected long-term total return potential of the Fund’s portfolio of investments into regular monthly distributions. Following is a discussion of the Managed Distribution Policy the Fund uses to achieve this.

The Fund pays monthly common share distributions that seek to convert the Fund’s expected long-term total return potential into regular cash flow. As a result, the Fund’s regular common share distributions (presented $0.0765 per share) may be derived from a variety of sources, including:

• net investment income consisting of regular interest and dividends,

• realized capital gains or,

• possibly, returns of capital representing in certain cases unrealized capital appreciation.

Such distributions are sometimes referred to as “managed distributions.” The Fund seeks to establish a distribution rate that roughly corresponds to the Adviser’s projections of the total return that could reasonably be expected to be generated by the Fund over an extended period of time. The Adviser may consider many factors when making such projections, including, but not limited to, long-term historical returns for the asset classes in which the Fund invests. As portfolio and market conditions change, the distribution amount and distribution rate on the Common Shares under the Fund’s Managed Distribution Policy could change.

When it pays a distribution, the Fund provides holders of its Common Shares a notice of the estimated sources of the Fund’s distributions (i.e., what percentage of the distributions is estimated to constitute ordinary income, short-term capital gains, long-term capital gains, and/or a non-taxable return of capital) on a year-to-date basis. It does this by posting the notice on its website (www.nuveen.com/cef), and by sending it in written form.

You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Managed Distribution Policy. The Fund’s actual financial performance will likely vary from month-to-month and from year-to-year, and there may be extended periods when the distribution rate will exceed the Fund’s actual total returns. The Managed Distribution Policy provides that the Board may amend or terminate the Policy at any time without prior notice to Fund shareholders. There are presently no reasonably foreseeable circumstances that might cause the Fund to terminate its Managed Distribution Policy.

Table of Contents

Chair’s Letter to Shareholders	4
Important Notices	5
Fund Leverage	6
Common Share Information	8
Performance Overview and Holding Summaries	12
Shareholder Meeting Report	22
Portfolios of Investments	23
Statement of Assets and Liabilities	168
Statement of Operations	169
Statement of Changes in Net Assets	170
Statement of Cash Flows	173
Financial Highlights	176
Notes to Financial Statements	184
Risk Considerations	202
Additional Fund Information	204
Glossary of Terms Used in this Report	205

Chair’s Letter

to Shareholders

Dear Shareholders,

Markets have had a turbulent start to 2022. Global economic activity has been deteriorating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.

We are now almost four months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty has remained elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago, then made increasingly more aggressive moves of 0.50% in May and 0.75% in June 2022. Additional rate hikes of these larger magnitudes are expected this year, as inflation has lingered at a 40-year high and consumer sentiment indicators are slumping. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Terence J. Toth

Chair of the Board

June 22, 2022

Important Notices

For Shareholders of

Nuveen AMT-Free Municipal Credit Income Fund (NVG)
Nuveen Municipal Credit Income Fund (NZF)
Nuveen Municipal High Income Opportunity Fund (NMZ)
Nuveen Municipal Credit Opportunities Fund (NMCO)
Nuveen Dynamic Municipal Opportunities Fund (NDMO)

Portfolio Manager Commentaries in Semiannual Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s October 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Fund Reorganization

Effective prior to the opening of business on June 6, 2022, Nuveen Enhanced Municipal Value Fund (NEV) was reorganized into NZF (the “Reorganization”). Refer to Note 1 and Note 11 of the Notes to Financial Statements within this report for further details on the Reorganization.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares, reverse repurchase agreements, borrowings and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest a Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the municipal bonds acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the bonds acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

The use of leverage had a negative impact on the total return performance of the Funds over the reporting period.

As of April 30, 2022, the Funds’ percentages of leverage are as shown in the accompanying table.

	NVG	NZF	NMZ	NMCO	NDMO
Effective Leverage*	42.29%	40.50%	39.76%	40.28%	37.23%
Regulatory Leverage*	39.38%	40.17%	21.67%	38.95%	24.14%

*	Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings and reverse repurchase agreements are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2022, the following Funds have issued and outstanding preferred shares as shown in the accompanying table.

Variable Rate
	Variable Rate	Remarketed
	Preferred*	Preferred**
	Shares Issued	Shares Issued at
	at Liquidation	at Liquidation
	Preference	Preference	Total
NVG	$ 317,400,000	$1,686,600,000	$2,004,000,000
NZF	$1,172,000,000	$ 196,000,000	$1,368,000,000
NMZ	$ 257,000,000	$ —	$ 257,000,000
NMCO	$ 350,000,000	$ 100,000,000	$ 450,000,000

*	Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares AMTP, iMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares for further details.
**	Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 5 – Fund Shares, for further details.

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on preferred shares and each Fund’s respective transactions.

Reverse Repurchase Agreements

As noted previously, during the current fiscal period, NMZ and NDMO used reverse repurchase agreements, in which each Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed upon price and date. The Funds’ transactions in reverse repurchase agreements are as shown in the accompanying table.

						Subsequent to the Close of
		Current Reporting Period				the Reporting Period
	Outstanding			Outstanding	Average			Outstanding
	Balance as of			Balance as of	Balance			Balance as of
	November 1, 2021	Sales	Purchases	April 30, 2022	Outstanding	Sales	Purchases	June 22, 2022
NMZ	$ —	$74,310,000	$ —	$74,310,000	$64,353,820*	$ —	$(74,310,000)	$ —
NDMO	$44,800,000	$ —	$ —	$44,800,000	$44,800,000	$ —	$(44,800,000)	$ —

*	For the period November 4, 2021 (initial sales on reverse repurchase agreements) through April 30, 2022.

Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements for further details.

Bank Borrowings

As noted previously, NDMO employs leverage through the use of bank borrowings. The Fund’s bank borrowing activities are as shown in the accompanying table. Paydowns reflect on-going leverage management activity that seeks to maintain the Fund’s leverage ratio within a specified internal operating range.

Subsequent to the Close of
		Current Reporting Period					the Reporting Period
	Outstanding			Outstanding	Average			Outstanding
	Balance as of			Balance as of	Balance			Balance as of
	November 1, 2021	Draws	Paydowns	April 30, 2022	Outstanding	Draws	Paydowns	June 22, 2022
NDMO	$191,900,000	$ —	$ —	$191,900,000	$191,900,000	$ —	$(191,900,000)	$ —

Refer to Notes to Financial Statements, Note 9 – Borrowing Arrangements for further details.

Common Share Information

NVG, NZF, NMZ and NMCO COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the distributions for NVG, NZF, NMZ and NMCO are current as of April 30, 2022. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investments value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NVG	NZF	NMZ	NMCO
November 2021	$0.0675	$0.0660	$0.0650	$0.0620
December	0.0675	0.0660	0.0650	0.0620
January	0.0675	0.0660	0.0650	0.0620
February	0.0675	0.0660	0.0650	0.0620
March	0.0675	0.0660	0.0650	0.0620
April 2022	0.0640	0.0585	0.0650	0.0620
Total Distributions from Net Investment Income	$0.4015	$0.3885	$0.3900	$0.3720
Total Distributions from Long Term Capital Gains*	$0.0307	$ —	$ —	$ —
Total Distributions	$0.4322	$0.3885	$0.3900	$0.3720

Yields
Market Yield**	5.57%	5.32%	6.38%	5.86%
Taxable-Equivalent Yield**	9.40%	8.98%	10.68%	9.83%

*	Distribution paid in December 2021.
**	Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on an income tax rate of 40.8%. Your actual federal income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was not exempt from federal income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

NVG, NZF, NMZ and NMCO seek to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 — Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by NVG, NZF, NMZ and NMCO during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

COMMON SHARE DISTRIBUTION INFORMATION FOR NDMO

This notice provides shareholders with information regarding fund distributions, as required by current securities laws. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Managed Distribution Policy.

The following table provides estimates of the Fund’s distribution sources, reflecting year-to-date cumulative experience through the month-end prior to the latest distribution. The Fund attributes these estimates equally to each regular distribution throughout the year. Consequently, the estimated information as of the specified month-end shown below is for the current distribution, and also represents an updated estimate for all prior months in the year. For all funds, it is estimated that the funds have distributed more than their income and net realized capital gains; therefore, a portion of the distributions may be (and is shown below as being estimated to be) a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.

Data as of April 30, 2022

	Fiscal YTD			Fiscal YTD
Percentage of Distributions				Per Share Amounts
Net				Net
Investment	Realized	Return of	Total	Investment	Realized	Return of
Income	Gains	Capital	Distribution	Income	Gains	Capital
54.4%	0.00%	45.6%	$0.4590	$0.2498	$0.0000	$0.2092

The following table provides information regarding the Fund’s distributions and total return performance over various time periods. This information is intended to help you better understand whether the Fund’s returns for the specified time periods were sufficient to meet its distributions.

Data as of April 30, 2022

	Latest			Annualized		Cumulative
	Monthly			Current	Since Inception	Fiscal YTD	Fiscal
Inception	Per Share	Fiscal YTD	Net Asset	Distribution	Return	Distributions	YTD Return
Date	Distribution	Distribution	Value (NAV)	on NAV	on NAV	on NAV	on NAV
8/26/2020	$0.0765	$0.4590	$12.51	7.34%	(5.06)%	3.67%	(17.23)%

Common Share Information (continued)

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-closedendfunds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE EQUITY SHELF PROGRAM

During the current reporting period, NVG, NMZ, NMCO and NDMO were authorized by the Securities and Exchange Commission (SEC) to issue additional common shares through an equity shelf program (Shelf Offering). Under these programs, NVG, NMZ, NMCO and NDMO, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s NAV per common share. The maximum aggregate offering under these Shelf Offerings, are as shown in the accompanying table.

		NVG*	NMZ**	NMCO	NDMO
Maximum aggregate offering		Unlimited	Unlimited	$90,000,000	$250,000,000
*	Represents maximum aggregate offering for the period November 21, 2021 through April 30, 2022.
**	The Fund carried forward 13,340,607 common shares from the 19,500,000 additional previously authorized common shares.

During the current reporting period, NMZ, NMCO and NDMO sold common shares through their Shelf Offering at a weighted average premium to their NAV per common share as shown in the accompanying table.

	NMZ	NMCO	NDMO
Common shares sold through shelf offering	5,152,015	23,557	827,780
Weighted average premium to NAV per common share sold	1.47%	1.08%	1.28%

Refer to Notes to Financial Statements, Note 5 – Fund Shares for further details on Shelf Offerings and each Fund’s transactions.

COMMON SHARE REPURCHASES

During August 2021, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of April 30, 2022, (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	NVG	NZF	NMZ	NMCO	NDMO
Common shares cumulatively repurchased and retired	202,500	47,500	0	0	0
Common shares authorized for repurchase	21,335,000	14,210,000	9,220,000	5,325,000	5,700,000

OTHER COMMON SHARE INFORMATION

As of April 30, 2022, the Funds’ common share prices were trading at an average premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows.

	NVG	NZF	NMZ	NMCO	NDMO
Common share NAV	14.45	14.33	12.11	13.23	12.51
Common share price	13.78	13.20	12.22	12.70	11.47
Premium/(Discount) to NAV	(4.64)%	(7.89)%	0.91%	(4.01)%	(8.31)%
Average premium/(discount) to NAV	(2.70)%	(3.57)%	0.55%	(2.98)%	(1.46)%

NVG	Nuveen AMT-Free Municipal Credit
Income Fund
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative		Average Annual
	6-Month	1-Year	5-Year	10-Year
NVG at Common Share NAV	(14.14)%	(12.95)%	3.34%	4.45%
NVG at Common Share Price	(18.12)%	(15.77)%	4.02%	4.80%
S&P Municipal Bond Index	(7.28)%	(6.97)%	1.86%	2.59%
NVG Blended Benchmark	(7.71)%	(6.86)%	2.55%	3.15%

*	For purposes of Fund performance, relative results are measured against the NVG Blended Benchmark. The Fund’s Blended Benchmark consists of: the S&P Municipal Bond Index through 4/10/16 and thereafter 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond High Yield Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	167.9%
Common Stocks	1.4%
Other Assets Less Liabilities	1.4%
Net Assets Plus Floating Rate Obligations,
AMTP Shares, net of deferred offering
costs, MFP Shares, net of deferred
offering costs & VRDP Shares,
net of deferred offering costs	170.7%
Floating Rate Obligations	(5.9)%
AMTP Shares, net of deferred
offering costs	(3.6)%
MFP Shares, net of deferred
offering costs	(21.2)%
VRDP Shares, net of deferred
offering costs	(40.0)%
Net Assets	100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	13.7%
AAA	3.3%
AA	19.2%
A	16.9%
BBB	15.9%
BB or Lower	9.1%
N/R (not rated)	21.1%
N/A (not applicable)	0.8%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	18.3%
Health Care	16.3%
U.S. Guaranteed	13.0%
Transportation	10.6%
Tax Obligation/General	9.4%
Education and Civic Organizations	9.3%
Utilities	8.3%
Common Stocks	0.8%
Other	14.0%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Illinois	14.6%
California	8.2%
Texas	6.9%
Colorado	6.3%
Ohio	5.8%
New York	5.0%
Pennsylvania	3.8%
New Jersey	3.7%
Connecticut	3.6%
Puerto Rico	3.6%
Florida	2.7%
Wisconsin	2.2%
District of Columbia	2.2%
Georgia	2.1%
Massachusetts	2.0%
South Carolina	1.6%
Michigan	1.6%
Arizona	1.6%
Indiana	1.5%
Iowa	1.5%
Other	19.5%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NZF	Nuveen Municipal Credit Income Fund
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative		Average Annual
	6-Month	1-Year	5-Year	10-Year
NZF at Common Share NAV	(13.54)%	(11.53)%	3.40%	4.43%
NZF at Common Share Price	(19.10)%	(16.36)%	3.12%	4.05%
S&P Municipal Bond Index	(7.28)%	(6.97)%	1.86%	2.59%
NZF Blended Benchmark	(7.71)%	(6.86)%	2.55%	3.15%

*	For purposes of Fund performance, relative results are measured against the NZF Blended Benchmark. The Fund’s Blended Benchmark consists of: the S&P Municipal Bond Index through 4/10/16 and thereafter 1) 60% S&P Municipal Bond Investment Grade Index and 2) 40% S&P Municipal Bond High Yield Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	162.2%
Common Stocks	3.8%
Investment Companies	0.1%
Variable Rate Senior Loan Interests	0.0%
Other Assets Less Liabilities	1.5%
Net Assets Plus Floating Rate
Obligations, MFP Shares, net of
deferred offering costs & VRDP
Shares, net of deferred offering costs	167.6%
Floating Rate Obligations	(0.7)%
MFP Shares, net of deferred
offering costs	(31.4)%
VRDP Shares, net of deferred
offering costs	(35.5)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	8.6%
AAA	1.2%
AA	15.2%
A	19.6%
BBB	21.5%
BB or Lower	10.0%
N/R (not rated)	21.6%
N/A (not applicable)	2.3%
Total	100%

Portfolio Composition
(% of total investments)
Health Care	18.9%
Tax Obligation/Limited	18.5%
Transportation	17.1%
Tax Obligation/General	13.7%
Utilities	8.7%
U.S. Guaranteed	8.6%
Common Stocks	2.3%
Investment Companies	0.0%
Variable Rate Senior Loan Interests	0.0%
Other	12.2%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Illinois	16.6%
California	16.0%
New York	11.0%
Texas	8.0%
Florida	6.1%
New Jersey	3.9%
Puerto Rico	3.8%
Pennsylvania	3.4%
Colorado	3.2%
National	2.3%
Missouri	2.3%
Louisiana	2.2%
Indiana	2.0%
Other	19.2%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NMZ	Nuveen Municipal High Income
Opportunity Fund
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative		Average Annual
	6-Month	1-Year	5-Year	10-Year
NMZ at Common Share NAV	(14.25)%	(11.10)%	3.98%	5.71%
NMZ at Common Share Price	(14.54)%	(13.01)%	4.02%	5.60%
S&P Municipal Yield Index	(8.92)%	(7.34)%	3.71%	4.62%

* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index. Prior to 9/8/20, the Fund’s performance was measured against the S&P Municipal Bond High Yield Index.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	159.8%
Common Stocks	4.3%
Corporate Bonds	0.4%
Variable Rate Senior Loan Interests	0.0%
Other Assets Less Liabilities	(1.0)%
Net Assets Plus Borrowings,
Floating Rate Obligations,
AMTP Shares, net of deferred
offering costs & Reverse
Repurchase Agreements,
including accrued interest	163.5%
Borrowings	(0.8)%
Floating Rate Obligations	(35.9)%
AMTP Shares, net of deferred offering costs (20.8)%
Reverse Repurchase Agreements,
including accrued interest	(6.0)%
Net Assets	100%
Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	2.4%
AAA	0.3%
AA	9.1%
A	10.2%
BBB	14.3%
BB or Lower	9.7%
N/R (not rated)	51.4%
N/A (not applicable)	2.6%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	26.8%
Health Care	13.6%
Transportation	12.8%
Education and Civic Organizations	12.5%
Tax Obligation/General	5.8%
Housing/Multifamily	5.8%
Utilities	5.1%
Common Stocks	2.6%
Corporate Bonds	0.2%
Variable Rate Senior Loan Interests	0.0%
Other	14.8%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Illinois	12.0%
Florida	11.6%
California	11.5%
Colorado	6.9%
Puerto Rico	6.6%
New York	6.3%
Wisconsin	4.9%
Ohio	4.7%
Texas	4.0%
Kentucky	3.3%
Virginia	2.8%
New Jersey	2.8%
Arizona	2.7%
South Carolina	1.6%
Other	19.9%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NMCO Nuveen Municipal Credit Opportunities Fund
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2022*

	Cumulative	Average Annual
			Since
	6-Month	1-Year	Inception
NMCO at Common Share NAV	(12.30)%	(7.38)%	0.13%
NMCO at Common Share Price	(13.34)%	(9.72)%	(1.28)%
S&P Municipal Yield Index	(8.92)%	(7.34)%	0.99%

* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.

Since inception returns are from 9/16/19. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	157.6%
Common Stocks	7.9%
Exchange-Traded Funds	0.2%
Other Assets Less Liabilities	1.6%
Net Assets Plus Floating
Rate Obligations & MFP Shares,
net of deferred offerings	167.3%
Floating Rate Obligations	(3.7)%
MFP Shares, net of deferred offerings	(63.6)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	0.6%
AA	2.8%
A	1.2%
BBB	10.4%
BB or Lower	25.1%
N/R	55.0%
N/A	4.9%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	18.3%
Industrials	14.3%
Transportation	14.0%
Education and Civic Organizations	9.9%
Tax Obligation/General	9.5%
Health Care	7.1%
Consumer Staples	7.0%
Long-Term Care	6.6%
Utilities	5.3%
Common Stocks	4.8%
Exchange-Traded Funds	0.1%
Other	3.1%
Total	100%

States and Territories[1]
(% of total municipal bonds)
Florida	13.1%
Puerto Rico	10.2%
Illinois	8.6%
New York	7.5%
Ohio	6.7%
Colorado	6.7%
Wisconsin	6.0%
California	5.4%
Pennsylvania	4.5%
Alabama	4.4%
Arizona	2.6%
New Jersey	2.5%
District of Columbia	2.2%
Other	19.6%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

NDMO Nuveen Dynamic Municipal Opportunities Fund
Performance Overview and Holding Summaries as of April 30, 2022

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Returns as of April 30, 2022*

	Cumulative	Average Annual
			Since
	6-Month	1-Year	Inception
NDMO at Common Share NAV	(17.23)%	(16.65)%	(5.06)%
NDMO at Common Share Price	(24.23)%	(26.55)%	(9.79)%
S&P Municipal Yield Index	(8.92)%	(7.34)%	(0.70)%
S&P Municipal Bond Index	(7.28)%	(6.97)%	(4.93)%

* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Index.

Since inception returns are from 8/26/20. Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	151.8%
Corporate Bonds	0.2%
Other Assets Less Liabilities	7.3%
Net Assets Plus Borrowings, Floating
Rate Obligations & Reverse
Repurchase Agreements, including
accrued interest	159.3%
Borrowings	(25.8)%
Floating Rate Obligations	(27.5)%
Reverse Repurchase Agreements,
including accrued interest	(6.0)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	0.0%
AAA	1.1%
AA	19.0%
A	13.8%
BBB	10.9%
BB or Lower	8.0%
N/R (not rated)	47.2%
Total	100%

Portfolio Composition
(% of total investments)
Tax Obligation/Limited	31.9%
Health Care	15.1%
Transportation	13.9%
Education and Civic Organizations	13.7%
Tax Obligation/General	7.0%
Industrials	6.2%
Utilities	5.1%
Corporate Bonds	0.1%
Other	7.0%
Total	100%

States and Territories[1]
(% of total municipal bonds)
New York	16.1%
Florida	12.0%
California	11.3%
Colorado	9.0%
Illinois	6.3%
Arizona	5.0%
Texas	4.3%
Ohio	4.1%
Puerto Rico	4.0%
New Jersey	3.7%
Wisconsin	2.7%
Virginia	2.6%
Other	18.9%
Total	100%

1 See Portfolio of Investments for the states comprising “Other” and not listed in the States and Territories above.

Shareholder Meeting Report

The annual meeting of shareholders was held on April 8, 2022 for NMCO.  The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting the shareholders were asked to elect Board members. A special meeting of shareholders was held on April 29, 2022 for NZF. The meeting was held virtually due to public health concerns regarding the ongoing COVID-19 pandemic; at this meeting the preferred shareholders were asked to approve an Agreement and Plan of Reorganization.

	NMCO		NZF
	Common and
	Preferred
	shares voting
	together	Preferred	Preferred
	as a class	Shares	Shares
To approve an Agreement and Plan of Reorganization
For	—	—	9,098
Against	—	—	—
Abstain	—	—	—
Total	—	—	9,098
Approval of the Board Members was reached as follows:
Judith M. Stockdale
For	41,471,812	—	—
Withhold	730,238	—	—
Total	42,202,050	—	—
Carole E. Stone
For	41,498,317	—	—
Withhold	703,733	—	—
Total	42,202,050	—	—
Margaret L. Wolff
For	41,511,305	—	—
Withhold	690,745	—	—
Total	42,202,050	—	—
William C. Hunter
For	—	4,500	—
Withhold	—	—	—
Total	—	4,500	—
Albin F. Moschner
For	—	4,500	—
Withhold	—	—	—
Total	—	4,500	—

NVG	Nuveen AMT-Free Municipal Credit
Income Fund
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 169.3% (100.0% of Total Investments)
	MUNICIPAL BONDS – 167.9% (99.2% of Total Investments)
	Alabama – 2.1% (1.2% of Total Investments)
$ 3,645	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 3,782,271
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A
5,000	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A,	7/28 at 100.00	Aa3	4,953,600
	4.000%, 7/01/43
22,755	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A2	24,739,691
	5.000%, 9/01/46
8,100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds,	4/25 at 100.00	N/R	8,301,123
	Spring Hill College Project, Series 2015, 5.875%, 4/15/45
	The Improvement District of the City of Mobile – McGowin Park Project, Alabama, Sales
	Tax Revenue Bonds, Series 2016A:
1,000	5.250%, 8/01/30	8/26 at 100.00	N/R	970,970
1,300	5.500%, 8/01/35	8/26 at 100.00	N/R	1,244,022
7,970	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone	5/29 at 100.00	N/R	7,877,787
	Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A
12,000	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/44	9/29 at 100.00	AA–	11,958,960
61,770	Total Alabama			63,828,424
	Alaska – 0.5% (0.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed
	Bonds, Senior Series 2021A Class 1:
2,490	4.000%, 6/01/41	6/31 at 100.00	A–	2,484,647
8,100	4.000%, 6/01/50	6/31 at 100.00	BBB+	7,518,663
720	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	6/31 at 100.00	BBB–	655,423
	Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50
35,615	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	6/31 at 30.73	N/R	4,345,030
	Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
46,925	Total Alaska			15,003,763
	Arizona – 2.6% (1.5% of Total Investments)
1,475	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/27 at 100.00	BB	1,509,899
	Basis Schools, Inc. Projects, Series 2017D, 5.000%, 7/01/47, 144A
6,290	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of	7/29 at 100.00	BB	6,327,174
	Math & Science Projects, Series 2019, 5.000%, 7/01/54, 144A
3,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus	6/28 at 100.00	N/R	3,438,159
	Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	10,045,600
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/31
3,142	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds,	7/27 at 100.00	N/R	2,419,491
	Series 2017A, 7.000%, 7/01/41, 144A (4)
4,885	Glendale Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Royal	5/26 at 103.00	BBB–	5,018,898
	Oaks Royal Oaks – Inspirata Pointe Project, Series 2020A, 5.000%, 5/15/56
1,350	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,	7/31 at 100.00	N/R	1,143,504
	Legacy Traditional Schools Projects, Series 2021A, 4.000%, 7/01/56, 144A
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,
	Legacy Traditional Schools Projects, Taxable Series 2019B:
1,730	5.000%, 7/01/49, 144A	7/29 at 100.00	BB+	1,768,527
1,975	5.000%, 7/01/54, 144A	7/29 at 100.00	BB+	2,012,940

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 800	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid	7/26 at 100.00	Baa3	$ 819,528
	Traditional School Projects, Series 2016, 5.000%, 7/01/47
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion
	Project, Series 2005B:
6,000	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	7,353,720
8,755	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	10,793,777
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Basis Schools, Inc. Projects, Series 2016A:
620	5.000%, 7/01/35, 144A	7/25 at 100.00	BB	635,977
1,025	5.000%, 7/01/46, 144A	7/25 at 100.00	BB	1,043,809
2,045	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/24 at 101.00	N/R	1,733,178
	Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Edkey Charter Schools Project, Series 2016:
1,130	5.250%, 7/01/36	7/26 at 100.00	BB–	1,142,724
1,850	5.375%, 7/01/46	7/26 at 100.00	BB–	1,857,234
2,135	5.500%, 7/01/51	7/26 at 100.00	BB–	2,138,950
2,920	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 103.00	N/R	3,021,616
	Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A
885	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/24 at 100.00	N/R	902,673
	San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A
3,050	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/28 at 100.00	N/R	3,222,965
	San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy
	Inc Prepay Contract Obligations, Series 2007:
6,820	5.000%, 12/01/32	No Opt. Call	A3	7,450,918
2,465	5.000%, 12/01/37	No Opt. Call	A3	2,700,309
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds,	8/23 at 100.00	A+	2,069,540
	Yavapai Regional Medical Center, Series 2013A, 5.250%, 8/01/33
76,607	Total Arizona			80,571,110
	Arkansas – 0.3% (0.2% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas
	Cancer Research Center Project, Series 2006:
2,635	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	1,539,182
20,480	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	7,417,037
23,115	Total Arkansas			8,956,219
	California – 13.8% (8.2% of Total Investments)
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	4,669,533
	Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
5,795	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	3,544,917
6,820	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (5)	4,339,089
4,100	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	BBB	4,231,610
3,875	Bakersfield City School District, Kern County, California, General Obligation Bonds,	11/31 at 100.00	N/R	2,814,451
	Election 2016 Series 2022C, 2.500%, 11/01/46 – BAM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	4/23 at 100.00	A1 (5)	5,139,300
	Series 2013S-4, 5.000%, 4/01/38 (Pre-refunded 4/01/23)
7,325	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	5,195,622
	Fountains at Emerald Park, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
1,430	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB+	1,388,459
	Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 580	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 100.00	BBB–	$ 604,221
	Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49
50,460	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 26.72	N/R	8,974,816
	Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55
22,965	California Educational Facilities Authority, Revenue Bonds, Stanford University Series	No Opt. Call	AAA	27,814,060
	2016U-7, 5.000%, 6/01/46 (UB) (6)
15,850	California Educational Facilities Authority, Revenue Bonds, Stanford University Series	No Opt. Call	AAA	19,356,971
	2019V-1, 5.000%, 5/01/49
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA–	10,103,100
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
1,600	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health	7/23 at 100.00	AA– (5)	1,652,368
	System, Series 2013A, 5.000%, 7/01/37 (Pre-refunded 7/01/23)
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and	8/25 at 100.00	AA	7,001,516
	Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (6)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
1,555	8.899%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA (5)	1,587,049
1,650	8.906%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA (5)	1,684,040
4,075	8.906%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA (5)	4,159,067
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series	8/23 at 100.00	A1 (5)	5,182,200
	2013A, 5.000%, 8/15/52 (Pre-refunded 8/15/23)
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace
	Academy Project, Series 2016A:
3,065	5.000%, 7/01/31, 144A	7/26 at 100.00	BB	3,154,008
1,000	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,025,200
555	5.000%, 7/01/41, 144A	7/26 at 100.00	BB	566,655
195	5.000%, 7/01/46, 144A	7/26 at 100.00	BB	197,984
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage
	Foundation Project, Series 2016A:
260	5.000%, 6/01/36	6/26 at 100.00	BBB–	268,954
435	5.000%, 6/01/46	6/26 at 100.00	BBB–	444,931
4,720	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series	2/32 at 100.00	N/R	4,515,246
	2021A, 4.000%, 2/01/51
3,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A,	10/27 at 103.00	N/R	3,047,280
	6.000%, 10/01/50
5,425	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	BBB	5,742,417
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%,
	11/21/45, 144A
2,050	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series	10/26 at 100.00	BBB–	2,190,405
	2017, 5.000%, 10/15/47
735	California School Finance Authority, Charter School Revenue Bonds, Downtown College	6/26 at 100.00	N/R	740,351
	Prep – Obligated Group, Series 2016, 5.000%, 6/01/46, 144A
715	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/25 at 100.00	N/R	735,277
	Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A
570	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/26 at 100.00	N/R	582,688
	Obligated Group, Series 2017A, 5.125%, 6/01/47, 144A
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	5/22 at 100.00	Aa2	80,183
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	5/22 at 100.00	Aa2	5,012
12,710	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB	13,131,082
	Linda University Medical Center, Series 2014A, 5.500%, 12/01/54
66,005	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB	68,424,743
	Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 10,130	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB	$ 10,729,189
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington	7/24 at 100.00	A– (5)	4,134,040
	Memorial Hospital, Refunding Series 2014B, 4.000%, 7/01/39 (Pre-refunded 7/01/24)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
131	5.750%, 7/01/30 (4), (7)	1/22 at 100.00	N/R	117,850
378	5.750%, 7/01/35 (4), (7)	1/22 at 100.00	N/R	340,115
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds,	No Opt. Call	AA+ (5)	4,602,500
	Series 2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
5,330	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior	8/31 at 100.00	N/R	3,766,498
	Lien Series 2021A-1, 3.000%, 8/01/56, 144A
3,410	Coachella Valley Unified School District, Riverside County, California, General	No Opt. Call	AA	2,262,705
	Obligation Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
14,375	Corona-Norco Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	6,913,512
	Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 –
	AGM Insured
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, 777	5/32 at 100.00	N/R	1,662,980
	Place-Pomona, Senior Lien Series 2021A-1, 3.600%, 5/01/47, 144A
5,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	6/31 at 100.00	N/R	4,146,500
	Escondido Portfolio, Social Senior Lien Series 2021A-2, 4.000%, 6/01/58, 144A
20,985	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	7/32 at 100.00	N/R	14,570,935
	Monterrey Station Apartments, Senior Lien Series 2021A-1, 3.125%, 7/01/56, 144A
5,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	12/31 at 100.00	N/R	3,567,900
	Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56
2,475	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	4/32 at 100.00	N/R	1,819,818
	Vineyard Gardens Apartments, Senior Lien Series 2021A, 3.250%, 10/01/58, 144A
12,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood	6/32 at 100.00	N/R	10,248,500
	Creek Apartments, Mezzanine Lien Series 2021A-2, 4.000%, 12/01/58
	El Rancho Unified School District, Los Angeles County, California, General Obligation
	Bonds, Election 2010 Series 2011A:
2,615	6.900%, 8/01/31 – AGM Insured (8)	8/28 at 100.00	A1	2,933,324
3,600	7.050%, 8/01/34 – AGM Insured (8)	8/28 at 100.00	A1	4,039,884
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	AA	2,528,658
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	3,053,550
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
910	0.000%, 1/15/42 (8)	1/31 at 100.00	A–	1,008,426
6,610	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	A– (5)	7,018,167
4,445	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	7/29 at 100.00	A–	3,638,544
	Refunding Term Rate Sub-Series 2013B-1, 3.500%, 1/15/53
23,290	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	12/31 at 27.75	N/R	2,518,115
	Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement
	Asset-Backed Bonds, Series 2018A-1:
1,795	5.000%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,800,098
1,140	5.250%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	1,143,454
1,875	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (5)	1,880,625
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	Kern Community College District, California, General Obligation Bonds, Safety, Repair &
	Improvement, Election 2002 Series 2006:
$ 5,600	0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	$ 5,226,984
5,795	0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	5,236,710
1,090	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	5/22 at 100.00	AA	1,092,049
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
7,575	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	Aa1	7,405,623
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (8)
3,310	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	4,114,860
	Series 2009B, 6.500%, 11/01/39
	Oceanside Unified School District, San Diego County, California, General Obligation
	Bonds, Capital Appreciation, 2008 Election Series 2009A:
270	0.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	N/R (5)	241,002
530	0.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AA (5)	473,078
605	0.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	Aa3 (5)	540,023
4,500	0.000%, 8/01/26 – AGC Insured	No Opt. Call	N/R	3,984,885
110	0.000%, 8/01/28 – AGC Insured (ETM)	No Opt. Call	N/R (5)	92,068
225	0.000%, 8/01/28 – AGC Insured (ETM)	No Opt. Call	AA (5)	188,321
1,885	0.000%, 8/01/28 – AGC Insured	No Opt. Call	N/R	1,557,462
525	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	5/22 at 100.00	N/R (5)	530,817
	Bonds, Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
3,905	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1	8/25 at 100.00	N/R	3,930,265
	Esencia Village, Series 2015A, 4.250%, 8/15/38
	Palo Alto, California, Certificates of Participation, Public Safety Building, Series 2021:
2,560	2.000%, 11/01/42	11/30 at 100.00	AA+	1,868,467
1,940	2.125%, 11/01/44	11/30 at 100.00	AA+	1,405,355
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	A2	3,314,571
	Election of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured
7,935	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%,	8/29 at 100.00	AA	9,966,439
	8/01/38 – AGC Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	AA–	6,932,367
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
670	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	A (5)	695,896
	Series 2013A, 5.750%, 6/01/48 (Pre-refunded 6/01/23)
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District
	2006-1 Marblehead Coastal, Series 2015:
480	5.000%, 9/01/40	9/25 at 100.00	N/R	498,686
905	5.000%, 9/01/46	9/25 at 100.00	N/R	935,698
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/23 at 100.00	A1	4,079,520
	International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44 (Pre-refunded 1/15/25)	1/25 at 100.00	A– (5)	2,858,488
8,275	5.000%, 1/15/50 (Pre-refunded 1/15/25)	1/25 at 100.00	A– (5)	8,826,115
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	No Opt. Call	Baa2	7,049,361
	Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
3,400	San Mateo County Community College District, California, General Obligation Bonds,	No Opt. Call	AAA	2,622,454
	Series 2006C, 0.000%, 9/01/30 – NPFG Insured
4,340	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	2,642,930
	Election Series 2012G, 0.000%, 8/01/34 – AGM Insured
5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 41.10	AA	2,080,093
	Refunding Series 2015, 0.000%, 8/01/42

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration
	and Housing Facility, Series 1994A:
$ 3,575	6.250%, 7/01/24	No Opt. Call	Baa2	$ 3,735,374
3,575	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (5)	3,742,203
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa1	3,391,185
	Series 2006, 0.000%, 8/01/23 – FGIC Insured
610	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/27 at 100.00	N/R	634,223
	District 16-01, Series 2017, 6.250%, 9/01/47, 144A
518,474	Total California			426,634,264
	Colorado – 10.6% (6.3% of Total Investments)
4,300	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series	12/26 at 103.00	N/R	3,457,501
	2021, 4.375%, 12/01/52
850	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax	9/24 at 103.00	N/R	825,367
	General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding
	Series 2016A:
883	5.500%, 12/01/36	5/22 at 103.00	N/R	899,706
1,175	5.750%, 12/01/46	5/22 at 103.00	N/R	1,196,009
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited	12/22 at 103.00	N/R	700,161
	Tax Convertible to Unlimited Tax, Series 2017A, 5.000%, 12/01/47
3,410	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General	12/22 at 103.00	N/R	3,411,398
	Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A,
	6.125%, 12/01/47
1,690	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General	12/22 at 103.00	N/R	1,690,693
	Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A,
	6.125%, 12/01/47
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &
	Improvement Series 2017:
1,140	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,146,988
5,465	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	5,434,287
1,475	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	12/25 at 103.00	N/R	1,388,270
	Improvement Series 2020A, 5.000%, 12/01/51
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BB+	196,145
	Refunding Series 2014, 5.000%, 12/01/43
1,200	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General	12/22 at 103.00	N/R	1,183,488
	Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47
930	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A+	847,611
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	12/24 at 100.00	A+	1,208,385
	The Classical Academy Project, Refunding Series 2015A, 5.000%, 12/01/38
3,675	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/26 at 100.00	A+	3,413,928
	Vanguard School Project, Refunding & Improvement Series 2016, 3.750%, 6/15/47
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/26 at 100.00	A+	1,506,470
	Weld County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The
	Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,460	5.000%, 6/01/42 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	2,739,997
23,470	5.000%, 6/01/47 (Pre-refunded 6/01/27)	6/27 at 100.00	N/R (5)	26,141,355
11,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+ (5)	11,768,256
	Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,
	Series 2019A-2:
$ 2,585	4.000%, 8/01/49 (6)	8/29 at 100.00	BBB+	$ 2,450,218
3,320	4.000%, 8/01/49 (UB) (6)	8/29 at 100.00	BBB+	3,146,895
4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living	12/27 at 103.00	A–	4,503,786
	Communities & Services, Series 2020A, 4.000%, 12/01/50
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement
	Communities Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22 (ETM)	No Opt. Call	A– (5)	1,670,865
2,895	5.000%, 12/01/23 (Pre-refunded 12/01/22)	12/22 at 100.00	A– (5)	2,949,484
4,200	5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	A– (5)	4,279,044
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013:
765	5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	792,372
1,575	5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	1,633,448
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	1,514,100
2,000	5.000%, 6/01/33 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	2,147,660
5,870	5.000%, 6/01/40 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	6,303,382
6,920	5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (5)	7,430,904
2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project,	5/27 at 100.00	BB+	2,136,648
	Refunding & Improvement Series 2017A, 5.250%, 5/15/47
13,610	Colorado Housing and Finance Authority, Multifamily Project Bonds, Class I Series 2020B,	10/29 at 100.00	AAA	10,457,107
	2.350%, 10/01/43
4,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax	12/23 at 103.00	N/R	4,190,384
	General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46
600	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General	3/25 at 103.00	N/R	585,924
	Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/49
1,480	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds,	12/22 at 103.00	N/R	1,477,647
	Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 5.250%, 12/01/47
1,269	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds,	12/22 at 103.00	N/R	1,261,868
	Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47
500	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	503,490
	Refunding Series 2016, 5.250%, 12/01/40
10,640	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A+	10,936,324
	2013B, 5.000%, 11/15/43
505	Denver Connection West Metropolitan District, City and County of Denver, Colorado,	12/22 at 103.00	N/R (5)	530,437
	Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%,
	8/01/47 (Pre-refunded 12/01/22)
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado
	Urban Redevelopment Area, Series 2018A:
465	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	483,591
2,260	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,352,072
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation	No Opt. Call	A	5,458,284
	Series 2010A, 0.000%, 9/01/41
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
35,995	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	A	34,904,712
6,525	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	5,765,621
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
17,030	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	A	15,533,574
10,005	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	7,045,421
43,090	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	29,108,588

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
$ 20,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	$ 17,072,200
1,180	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	971,612
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	4,534,320
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series	12/24 at 100.00	N/R	551,786
	2014, 6.000%, 12/01/38
700	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General	12/22 at 103.00	N/R (5)	734,181
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47
	(Pre-refunded 12/01/22)
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax	12/24 at 103.00	N/R	483,515
	General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/39
	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding &
	Improvement Series 2015:
1,005	5.750%, 12/15/46	12/23 at 100.00	N/R	715,339
5,355	6.000%, 12/15/50	12/23 at 100.00	N/R	3,836,322
500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation	5/22 at 102.00	N/R	501,985
	and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
860	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	865,831
	Refunding Series 2016, 5.000%, 12/01/35
5,155	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds,	12/25 at 100.00	A2	4,739,455
	Series 2016B, 3.500%, 12/01/45
	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General
	Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A:
1,000	5.625%, 12/01/37	12/22 at 103.00	N/R	1,024,040
1,000	5.750%, 12/01/47	12/22 at 103.00	N/R	1,020,580
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds,
	Series 2019:
3,380	5.000%, 12/01/39	12/24 at 103.00	N/R	3,408,155
6,900	5.000%, 12/01/49	12/24 at 103.00	N/R	6,848,664
	Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax
	Refunding & Improvement Series 2016:
660	5.000%, 12/01/36	12/26 at 100.00	Baa3	697,138
1,060	5.000%, 12/01/46	12/26 at 100.00	Baa3	1,109,714
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	692,921
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
1,335	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax	3/26 at 103.00	N/R	1,313,653
	General Obligation Bonds, Series 2021A, 5.000%, 12/01/41, 144A
2,760	Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County,	12/26 at 100.00	N/R	2,738,030
	Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds,
	Refunding Series 2017A, 5.000%, 12/15/41, 144A
1,500	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax	10/26 at 102.00	N/R	1,259,295
	Supported and Special Revenue Bonds, Series 2021, 4.000%, 12/01/41
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General
	Obligation Bonds, Refunding Series 2018:
1,310	5.375%, 12/01/37	12/23 at 103.00	N/R	1,326,506
2,765	5.500%, 12/01/47	12/23 at 103.00	N/R	2,784,853
5,050	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit	1/31 at 100.00	A–	4,276,795
	Partners Eagle P3 Project, Series 2020A, 3.000%, 7/15/37
1,320	Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue	3/27 at 103.00	N/R	1,167,844
	Bonds, Series 2022A, 5.000%, 12/01/52
930	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series	5/22 at 103.00	N/R	914,450
	2016, 5.000%, 12/01/46
1,000	St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado, Limited Tax General	12/22 at 103.00	N/R	1,018,300
	Obligation Bonds, Series 2017A, 5.000%, 12/01/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General
	Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
$ 1,000	5.000%, 12/01/38	12/24 at 103.00	N/R	$ 1,006,250
570	5.000%, 12/01/49	12/24 at 103.00	N/R	565,759
765	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax	12/25 at 102.00	N/R	660,394
	Supported District 2, Refunding & Improvement Senior Series 2020A, 4.250%, 12/01/50
2,765	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation	12/25 at 103.00	N/R	2,635,432
	Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
500	The Village at Dry Creek Metropolitan District No. 2, In the City of Thornton, Adams	9/24 at 103.00	N/R	449,840
	County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019,
	4.375%, 12/01/44
500	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	417,870
	General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2,
	5.500%, 12/01/51 (8)
900	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	883,557
	General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA	8,637,700
	5.000%, 11/15/42
3,410	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and	12/29 at 100.00	AA	3,782,304
	Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2020,
	5.000%, 12/01/50 – AGM Insured
361,732	Total Colorado			326,356,455
	Connecticut – 6.0% (3.5% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	2,463,985
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,679,776
2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 –	8/26 at 100.00	AA	3,015,572
	AGM Insured
	Bridgeport, Connecticut, General Obligation Bonds, Series 2017A:
1,470	5.000%, 11/01/36	11/27 at 100.00	A	1,608,430
750	5.000%, 11/01/37	11/27 at 100.00	A	820,260
5,505	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford	7/25 at 100.00	A+	5,785,865
	HealthCare, Series 2015F, 5.000%, 7/01/45
4,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	7/26 at 100.00	A2	4,426,545
	College, Refunding Series 2016L-1, 4.000%, 7/01/46
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc.,	8/24 at 100.00	BBB	1,122,132
	Series 2014A, 5.000%, 8/01/44
5,570	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield	7/26 at 100.00	A–	5,833,183
	University, Series 2016Q-1, 5.000%, 7/01/46
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford	7/24 at 100.00	A+	518,325
	HealthCare, Series 2014E, 5.000%, 7/01/42
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare
	Facility Expansion Church Home of Hartford Inc. Project, Series 2016A:
590	5.000%, 9/01/46, 144A	9/26 at 100.00	BB	596,354
740	5.000%, 9/01/53, 144A	9/26 at 100.00	BB	745,668
3,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary Wade Home	10/24 at 104.00	BB	3,052,500
	Issue, Series 2019A-1, 5.000%, 10/01/54, 144A
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex	7/25 at 100.00	A3	2,030,436
	Hospital, Series 2015O, 5.000%, 7/01/36
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free	7/23 at 100.00	Aa3 (5)	1,149,390
	Academy, Series 2013B, 4.000%, 7/01/34 (Pre-refunded 7/01/23)

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health
	Series 2019A:
$ 1,100	4.000%, 7/01/41	7/29 at 100.00	A–	$ 1,079,144
1,370	4.000%, 7/01/49	7/29 at 100.00	A–	1,286,183
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac
	University, Refunding Series 2015L:
10,105	4.125%, 7/01/41	7/25 at 100.00	A–	10,170,379
7,030	5.000%, 7/01/45	7/25 at 100.00	A–	7,337,703
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac
	University, Series 2016M:
500	5.000%, 7/01/34	7/26 at 100.00	A–	532,565
1,250	5.000%, 7/01/36	7/26 at 100.00	A–	1,329,663
6,145	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/27 at 100.00	A	6,572,876
	University, Series 2017I-1, 5.000%, 7/01/42
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford
	Hospital, Series 2012J:
1,000	5.000%, 7/01/37	7/22 at 100.00	BBB+	1,005,810
8,055	5.000%, 7/01/42	7/22 at 100.00	BBB+	8,101,800
4,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/26 at 100.00	BBB+	3,791,671
	Hospital, Series 2016K, 4.000%, 7/01/46
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health
	Credit Group, Series 2016CT:
2,650	5.000%, 12/01/41	6/26 at 100.00	AA–	2,821,985
770	5.000%, 12/01/45	6/26 at 100.00	AA–	816,955
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/28 at 100.00	BBB–	2,357,190
	New Haven, Series 2018K-1, 5.000%, 7/01/38
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven
	Health Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	AA–	2,732,957
2,740	5.000%, 7/01/33	7/24 at 100.00	AA–	2,867,903
900	5.000%, 7/01/34	7/24 at 100.00	AA–	941,625
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut	11/23 at 100.00	Aa3 (5)	5,808,278
	State University System, Series 2013N, 5.000%, 11/01/31 (Pre-refunded 11/01/23)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds,
	Tender Option Bond Trust 2016-XG0059:
1,295	16.740%, 1/01/32, 144A (IF) (6)	1/23 at 100.00	Aa3	1,394,093
410	16.588%, 1/01/38, 144A (IF) (6)	1/23 at 100.00	Aa3	437,843
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	Aa3	3,694,425
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	Aa3	2,805,816
3,750	Connecticut State, General Obligation Bonds, Series 2017A, 5.000%, 4/15/35	4/27 at 100.00	Aa3	4,081,125
	Connecticut State, General Obligation Bonds, Series 2018A:
3,500	5.000%, 4/15/35 (UB) (6)	4/28 at 100.00	Aa3	3,859,555
5,000	5.000%, 4/15/38 (UB) (6)	4/28 at 100.00	Aa3	5,485,250
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes	10/23 at 100.00	AA–	3,987,381
	Series 2013A, 5.000%, 10/01/33
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes	8/25 at 100.00	AA–	1,466,002
	Series 2015A, 5.000%, 8/01/33
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes
	Series 2016A:
5,300	5.000%, 9/01/33	9/26 at 100.00	AA–	5,727,127
1,075	5.000%, 9/01/34	9/26 at 100.00	AA–	1,160,731
3,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,	9/24 at 100.00	AA–	3,668,945
	Series 2014A, 5.000%, 9/01/33

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater
	System Revenue Bonds, Refunding Series 2014B:
$ 500	5.000%, 8/15/30 (Pre-refunded 8/15/24)	8/24 at 100.00	AA+ (5)	$ 529,450
1,000	5.000%, 8/15/31 (Pre-refunded 8/15/24)	8/24 at 100.00	AA+ (5)	1,058,900
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater	5/22 at 100.00	AA+	55,155
	System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured
225	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/32 –	8/24 at 100.00	AA	235,778
	BAM Insured
2,315	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation	4/27 at 100.00	N/R	2,456,400
	Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A
10,015	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,	11/24 at 100.00	Aa2 (5)	10,653,657
	Refunding Green Bond Series 2014A, 5.000%, 11/01/42 (Pre-refunded 11/01/24)
2,285	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series	7/28 at 100.00	AA	2,549,077
	2018, 5.000%, 7/15/36
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 –	5/22 at 100.00	AA	872,453
	AGC Insured
	Milford, Connecticut, General Obligation Bonds, Series 2018:
1,055	4.000%, 11/01/36	11/24 at 100.00	AAA	1,084,202
1,055	4.000%, 11/01/37	11/24 at 100.00	AAA	1,082,662
1,550	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%,	8/26 at 100.00	AA	1,660,329
	8/15/35 – AGM Insured
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33	8/24 at 100.00	AA (5)	1,040,938
	(Pre-refunded 8/01/24) – AGM Insured
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	837,005
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,715,337
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	528,775
	New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,045	5.000%, 8/01/35	8/27 at 100.00	BBB+	1,130,878
1,425	5.000%, 8/01/36	8/27 at 100.00	BBB+	1,540,938
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	950,193
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth	8/24 at 100.00	AA– (5)	841,046
	Series 2014A, 5.000%, 8/01/44 (Pre-refunded 8/01/24)
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,
	Refunding Thirty-Second Series 2016B:
2,715	4.000%, 8/01/36	8/26 at 100.00	AA–	2,815,238
2,220	5.000%, 8/01/37	8/26 at 100.00	AA–	2,412,718
3,250	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/22 at 100.00	AA– (5)	3,279,218
	Twenty-Seventh Series 2012, 5.000%, 8/01/33 (Pre-refunded 8/01/22)
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	8/23 at 100.00	AA+	517,970
	2013A, 5.250%, 8/15/43
	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds,
	Series 2019:
200	4.000%, 4/01/37	4/29 at 100.00	AA+	209,076
250	4.000%, 4/01/38	4/29 at 100.00	AA+	260,170
1,285	Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/30 at 100.00	N/R	1,091,325
	Bonds, Steelpointe Harbor Project, Series 2021, 4.000%, 4/01/51
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	AA– (5)	612,234
	(Pre-refunded 12/15/22)
1,500	Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%, 1/01/39 –	1/27 at 100.00	AA	1,547,745
	BAM Insured
1,000	Town of Hamden, Connecticut, General Obligation Bonds, Refunding Series 2018A, 5.000%,	8/28 at 100.00	AA	1,111,280
	8/15/30 – BAM Insured

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	Aa3	$ 2,576,225
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	Aa3	791,920
2,250	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 3/15/31	3/26 at 100.00	Aa3	2,429,640
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	476,292
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	417,300
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	652,310
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	475,576
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	475,149
176,885	Total Connecticut			185,145,960
	Delaware – 0.1% (0.1% of Total Investments)
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate
	Housing Foundation – Dover LLC Delaware State University Project, Series 2018A:
2,585	5.000%, 7/01/53	1/28 at 100.00	BB–	2,576,702
1,000	5.000%, 7/01/58	1/28 at 100.00	BB–	988,380
3,585	Total Delaware			3,565,082
	District of Columbia – 3.7% (2.2% of Total Investments)
3,780	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard	10/22 at 100.00	BB–	3,807,670
	Properties LLC Issue, Series 2013, 5.000%, 10/01/45
2,570	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	No Opt. Call	A–	2,686,010
	Bonds, Series 2001, 6.500%, 5/15/33
186,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	5/22 at 22.78	N/R	39,032,100
	Bonds, Series 2006A, 0.000%, 6/15/46
1,500	District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock Creek Project,	7/24 at 103.00	N/R	1,473,720
	Series 2017A, 5.000%, 7/01/42
1,810	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/29 at 100.00	AA	1,784,388
	Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B,
	4.000%, 10/01/53 – AGM Insured
3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	A	3,266,550
	Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A,
	5.000%, 10/01/44
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,
	Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A:
12,000	4.000%, 10/01/52 – AGM Insured	10/31 at 100.00	N/R	11,832,960
14,765	2.750%, 10/01/53 – AGM Insured	10/31 at 100.00	N/R	11,090,582
17,110	3.000%, 10/01/53 – AGM Insured	10/31 at 100.00	N/R	13,647,107
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA (5)	12,779,690
	Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%,
	10/01/41 (Pre-refunded 10/01/26) – AGC Insured
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	A–	11,852,200
	Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44
263,535	Total District of Columbia			113,252,977
	Florida – 4.6% (2.7% of Total Investments)
990	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	5/26 at 100.00	N/R	995,653
	Bonds, Series 2016, 4.700%, 5/01/36
1,000	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin	7/26 at 100.00	N/R	984,970
	Academy Projects, Series 2020, 5.000%, 12/15/50, 144A
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
1,290	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	1,344,412
1,045	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	1,080,509

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021:
$ 1,290	4.000%, 8/15/51, 144A	8/28 at 100.00	N/R	$ 988,385
1,250	4.250%, 8/15/61, 144A	8/28 at 100.00	N/R	952,750
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
1,065	5.375%, 7/01/37, 144A	7/27 at 100.00	Ba1	1,121,445
1,470	5.500%, 7/01/47, 144A	7/27 at 100.00	Ba1	1,537,620
3,788	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center,	6/28 at 100.00	N/R	795,486
	Orlando Project, Series 2018, 0.000%, 6/01/48, 144A (4)
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A:
6,050	5.125%, 6/15/37, 144A	6/27 at 100.00	N/R	6,173,420
1,885	5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	1,913,840
880	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series	10/27 at 100.00	Ba2	902,739
	2017A, 5.000%, 10/15/37, 144A
735	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series	10/27 at 100.00	Ba2	741,953
	2019A, 5.000%, 10/15/49, 144A
4,670	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	4,975,278
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue	No Opt. Call	A	1,076,619
	Bonds, Refunding Series 2012, 5.000%, 5/01/26
1,480	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges	11/23 at 100.00	N/R (5)	1,562,199
	University, Refunding Series 2013, 6.125%, 11/01/43 (Pre-refunded 11/01/23)
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment
	Bonds, Area 1 Project, Series 2016A-1:
240	5.250%, 11/01/37	11/28 at 100.00	N/R	246,667
305	5.600%, 11/01/46	11/28 at 100.00	N/R	316,090
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University
	Project, Series 2013A:
3,445	6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	A– (5)	3,567,470
1,720	5.625%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	A– (5)	1,775,676
	Downtown Doral Community Development District, Florida, Special Assessment Bonds,
	Series 2015:
280	5.250%, 5/01/35	5/26 at 100.00	N/R	283,920
315	5.300%, 5/01/36	5/26 at 100.00	N/R	319,747
475	5.500%, 5/01/45	5/26 at 100.00	N/R	482,063
655	5.500%, 5/01/46	5/26 at 100.00	N/R	664,497
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical
	Preparatory Incorporated Project, Series 2017A:
255	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	260,279
665	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	675,919
415	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical	6/26 at 100.00	N/R	423,590
	Preparatory Incorporated Project, Series 2018A, 6.000%, 6/15/37, 144A
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown
	Doral Charter Upper School Project, Series 2017C:
2,375	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	2,472,399
3,735	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	3,841,784
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida
	Charter Foundation Inc. Projects, Series 2016A:
2,075	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	2,079,544
1,335	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,339,152
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater
	Academy Projects, Series 2020A:
4,330	5.000%, 6/15/50	6/27 at 100.00	BBB	4,416,687
3,405	5.000%, 6/15/55	6/27 at 100.00	BBB	3,458,493

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,
	Renaissance Charter School Income Projects, Series 2015A:
$ 3,090	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	$ 3,241,503
3,450	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	3,605,008
550	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/24 at 100.00	N/R	571,197
	Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44
4,380	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest	6/27 at 100.00	N/R	4,256,703
	Charter Foundation Inc Projects, Series 2017A, 6.125%, 6/15/47, 144A
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The
	Florida Charter Educational Foundation Inc. Projects, Series 2016A:
1,485	6.250%, 6/15/36, 144A	6/26 at 100.00	N/R	1,599,479
4,350	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	4,646,365
5,490	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series	1/30 at 100.00	N/R	3,543,520
	2021-1, 2.150%, 7/01/51
1,435	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/26 at 100.00	N/R	1,443,797
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series	10/22 at 100.00	Aa3	606,744
	2012, 5.000%, 10/01/30
2,215	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University	6/28 at 100.00	N/R	2,219,496
	Project, Series 2018B, 5.000%, 6/01/53, 144A
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb	5/27 at 100.00	N/R	637,156
	Project, Series 2017, 5.000%, 5/01/37, 144A
4,130	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin	11/24 at 100.00	N/R (5)	4,376,396
	Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities
	Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
1,080	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	1,094,504
1,920	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	1,929,082
5,965	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014,	10/24 at 100.00	A–	6,144,129
	5.000%, 10/01/43
2,130	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami	7/27 at 100.00	BB+	1,893,698
	Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series	7/24 at 100.00	A	5,200,250
	2014A, 5.000%, 7/01/44
2,400	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A+ (5)	2,434,728
	2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	AA– (5)	6,396,233
	10/01/42 (Pre-refunded 10/01/22)
4,785	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/26 at 100.00	N/R	5,015,398
	Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &
	Improvement Series 2019A-1:
1,245	5.000%, 10/01/44	10/29 at 100.00	BBB+	1,326,485
1,645	5.000%, 10/01/49	10/29 at 100.00	BBB+	1,741,907
3,345	4.000%, 10/01/54	10/29 at 100.00	BBB+	3,195,813
230	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	235,640
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
825	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	11/26 at 100.00	N/R	830,214
	Project, Series 2016, 5.000%, 11/01/46
220	Seminole County Industrial Development Authority, Florida, Educational Facilities	6/31 at 100.00	Ba1	185,841
	Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A, 4.000%, 6/15/51, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue
	Bonds, Assessment Area 2, Series 2016:
$ 195	4.750%, 11/01/28	11/27 at 100.00	N/R	$ 198,409
375	5.375%, 11/01/36	11/27 at 100.00	N/R	384,030
910	South Fork III Community Development District, Florida, Special Assessment Revenue	5/27 at 100.00	N/R	932,750
	Bonds, Refunding Series 2016, 5.375%, 5/01/37
355	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	5/22 at 100.00	N/R (5)	372,157
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
1,735	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute,	7/30 at 100.00	A2	1,867,745
	Series 2020B, 5.000%, 7/01/50
10,105	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	7/22 at 100.00	A2 (5)	10,165,327
	2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
5,015	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson	6/25 at 100.00	A–	5,345,188
	University Inc. Project, Series 2015, 5.000%, 6/01/40
143,523	Total Florida			141,408,147
	Georgia – 3.5% (2.1% of Total Investments)
13,235	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia	5/31 at 100.00	AA–	9,746,519
	Transmission Corporation Vogtle Project, Series 2012, 2.750%, 1/01/52
5,775	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe	2/28 at 100.00	BBB+	5,541,517
	Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45
11,255	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe	2/28 at 100.00	BBB+	10,799,960
	Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45
6,140	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/32 at 100.00	N/R	5,901,277
	Wellstar Health System, Inc. Project, Series 2022A, 4.000%, 4/01/52
10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc.	7/29 at 100.00	AA–	9,713,100
	Project, Series 2019A, 4.000%, 7/01/49
15,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation	2/25 at 100.00	AA (5)	16,565,367
	Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
	(Pre-refunded 2/15/25)
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
2,730	3.950%, 12/01/43	6/27 at 100.00	AAA	2,753,068
4,085	4.000%, 12/01/48	6/27 at 100.00	AAA	4,121,316
1,300	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for	6/27 at 100.00	N/R	1,346,423
	Classical Education, Series 2017, 5.750%, 6/15/37, 144A
4,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life	11/27 at 100.00	Ba3	4,055,560
	University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/47, 144A
10,900	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	A	11,427,996
	Series 2015A, 5.000%, 7/01/60
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,
	Series 2019A:
8,680	5.000%, 1/01/49	7/28 at 100.00	A	9,233,523
4,000	5.000%, 1/01/59	7/28 at 100.00	A	4,256,680
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa1	1,010,970
	Refunding Series 2012C, 5.250%, 10/01/27
10,090	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/25 at 100.00	Baa1	10,621,037
	Series 2015, 5.000%, 10/01/40
108,495	Total Georgia			107,094,313

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Guam – 0.4% (0.3% of Total Investments)
$ 1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D,	11/25 at 100.00	BB	$ 1,574,655
	5.000%, 11/15/39
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,
	Refunding Series 2017:
1,335	5.000%, 7/01/36	7/27 at 100.00	A–	1,434,270
890	5.000%, 7/01/40	7/27 at 100.00	A–	953,226
3,695	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A– (5)	3,831,826
	2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)
235	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/26 at 100.00	A–	248,515
	2016, 5.000%, 1/01/46
4,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/30 at 100.00	A–	5,159,184
	2020A, 5.000%, 1/01/50
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	253,515
12,675	Total Guam			13,455,191
	Hawaii – 0.4% (0.2% of Total Investments)
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade	1/25 at 100.00	BB+	1,415,940
	University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	AA–	5,158,300
	Health Obligated Group, Series 2013A, 5.500%, 7/01/43
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	174,522
	University, Series 2013A, 6.875%, 7/01/43
5,075	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health	7/25 at 100.00	AA–	5,083,272
	Systems, Series 2015A, 4.000%, 7/01/40
11,745	Total Hawaii			11,832,034
	Idaho – 0.9% (0.6% of Total Investments)
	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014:
3,300	4.375%, 7/01/34, 144A	7/24 at 100.00	A	3,382,401
12,495	4.750%, 7/01/44, 144A	7/24 at 100.00	A	12,581,341
1,250	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	1,322,525
	Refunding Series 2016, 5.000%, 9/01/37
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/24 at 100.00	A–	1,005,270
	Series 2014A, 4.125%, 3/01/37
	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep
	Meridian North LLC, Series 2020A:
500	5.000%, 7/01/40, 144A	7/25 at 100.00	N/R	449,190
1,415	5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	1,228,446
12,055	Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special Assessment	12/26 at 103.00	N/R	9,333,584
	Bonds, Series 2021, 3.750%, 9/01/51, 144A
32,015	Total Idaho			29,302,757
	Illinois – 24.6% (14.5% of Total Investments)
675	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding	7/23 at 100.00	A2 (5)	697,329
	Series 2013A, 5.000%, 1/01/25 (Pre-refunded 7/01/23)
67,135	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	73,079,133
	Series 2016, 6.000%, 4/01/46
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	1,039,660
	Series 2017, 5.000%, 4/01/46
5,245	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues	12/22 at 100.00	BB	5,303,901
	Series 2012A, 5.000%, 12/01/42
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	9,657,144
	Refunding Series 2017B, 7.000%, 12/01/42, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Refunding Series 2017H:
$ 5,835	5.000%, 12/01/36	12/27 at 100.00	BB	$ 6,116,480
4,940	5.000%, 12/01/46	12/27 at 100.00	BB	5,115,271
6,055	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/28 at 100.00	BB	6,275,584
	Refunding Series 2018D, 5.000%, 12/01/46
38,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	42,880,702
	Series 2016A, 7.000%, 12/01/44
14,805	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB	16,373,738
	Series 2016B, 6.500%, 12/01/46
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	22,401,323
	Series 2017A, 7.000%, 12/01/46, 144A
1,410	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	Baa2	1,005,133
	Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 – NPFG Insured
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien
	Series 2020A:
1,405	4.000%, 12/01/50	12/29 at 100.00	A+	1,387,086
2,585	5.000%, 12/01/55	12/29 at 100.00	A+	2,764,632
12,215	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	12/24 at 100.00	AA	12,805,229
	5.250%, 12/01/49
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
1,500	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	BBB+	1,071,750
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	BBB+	22,294,008
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB+	6,623,353
2,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A,	1/24 at 100.00	BBB+	2,582,975
	5.250%, 1/01/33
17,605	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A,	1/27 at 100.00	BBB+	19,278,179
	6.000%, 1/01/38
2,605	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	2,721,444
3,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C,	1/25 at 100.00	A	3,158,160
	5.000%, 1/01/39
10,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago	12/23 at 100.00	A+	10,220,600
	City Colleges, Series 2013, 5.250%, 12/01/43
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural
	History, Series 2002.RMKT:
2,500	4.450%, 11/01/36	11/25 at 102.00	A2	2,655,850
3,400	5.500%, 11/01/36	11/23 at 100.00	A	3,562,928
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools
	Belmont School Project, Series 2015A:
1,700	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	1,797,036
115	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	121,297
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident
	Group – UIC Surgery Center, LLC – University of Illinois Health Services Facility Project,
	Series 2020:
3,835	4.000%, 10/01/50	10/30 at 100.00	BBB+	3,649,770
5,190	4.000%, 10/01/55	10/30 at 100.00	BBB+	4,862,615
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,
	Series 2016C:
80	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	84,554
1,755	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (5)	1,854,895
37,840	4.000%, 2/15/41	2/27 at 100.00	AA+	37,945,952
6,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%,	9/22 at 100.00	AA+ (5)	6,827,287
	9/01/38 (Pre-refunded 9/01/22)

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$ 1,485	5.000%, 9/01/34 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (5)	$ 1,572,184
19,025	5.000%, 9/01/42 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (5)	20,141,958
4,000	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A,	11/26 at 103.00	N/R	3,994,040
	5.000%, 11/01/49
15,850	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	16,705,266
	5.000%, 12/01/46
10,000	Illinois Finance Authority, Revenue Bonds, Northshore – Edward-Elmhurst Health Credit	8/32 at 100.00	N/R	10,930,200
	Group, Series 2022A, 5.000%, 8/15/51
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series	8/22 at 100.00	AA+ (5)	1,646,528
	2013, 5.000%, 8/15/37 (Pre-refunded 8/15/22)
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series	7/23 at 100.00	A–	1,493,605
	2013A, 6.000%, 7/01/43
	Illinois Finance Authority, Revenue Bonds, Rosalind Franklin University Research
	Building Project, Series 2017C:
1,000	5.000%, 8/01/42	8/27 at 100.00	BBB+	1,052,040
1,000	5.000%, 8/01/46	8/27 at 100.00	BBB+	1,046,760
1,000	5.000%, 8/01/47	8/27 at 100.00	BBB+	1,045,820
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	A3	591,489
6,140	5.000%, 8/15/44	8/25 at 100.00	A3	6,428,580
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
2,235	5.000%, 10/01/46 (UB)	10/25 at 100.00	AA+	2,370,173
17,765	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB)	10/25 at 100.00	N/R (5)	19,198,103
5,670	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, Series 2021C,	7/30 at 100.00	Aaa	4,188,372
	2.850%, 7/01/56
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014,	6/24 at 100.00	AA	3,798,003
	5.250%, 6/15/31 – AGM Insured
	Illinois State, General Obligation Bonds, December Series 2017A:
11,800	5.000%, 12/01/38	12/27 at 100.00	BBB	12,289,700
1,330	5.000%, 12/01/39	12/27 at 100.00	BBB	1,383,466
	Illinois State, General Obligation Bonds, February Series 2014:
3,275	5.000%, 2/01/24	No Opt. Call	BBB	3,396,666
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB	1,616,533
7,500	5.000%, 2/01/39	2/24 at 100.00	BBB	7,625,925
5,200	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/29	1/26 at 100.00	BBB	5,460,468
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	BBB	526,136
1,915	5.000%, 5/01/39	5/24 at 100.00	BBB	1,951,615
4,460	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB	4,855,334
13,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/41	11/26 at 100.00	BBB	13,617,384
31,485	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB	33,632,907
2,040	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	2,202,323
5,000	Illinois State, General Obligation Bonds, November Series 2019B, 4.000%, 11/01/35	11/29 at 100.00	BBB	4,839,750
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/29	2/27 at 100.00	BBB	5,318,200
1,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB	1,200,734
	Illinois State, General Obligation Bonds, Series 2013:
2,000	5.250%, 7/01/31	7/23 at 100.00	BBB	2,053,660
4,140	5.500%, 7/01/38	7/23 at 100.00	BBB	4,259,066

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	$ 5,080,950
	5.000%, 1/01/35
18,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	19,972,709
	5.000%, 1/01/40
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2019A,	7/29 at 100.00	AA–	10,993,600
	5.000%, 1/01/44
12,010	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A,	1/31 at 100.00	AA–	13,267,087
	5.000%, 1/01/45
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	1,474,027
	2015-XF0052, 16.425%, 1/01/38, 144A (IF)
17,510	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB+	17,580,215
	Bonds, Refunding Series 2012B, 5.000%, 6/15/52
540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB+	554,747
	Bonds, Refunding Series 2015B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2020A:
12,325	4.000%, 6/15/50	12/29 at 100.00	BBB+	11,347,011
15,160	5.000%, 6/15/50	12/29 at 100.00	BBB+	15,746,692
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2022A:
2,910	4.000%, 12/15/42	12/31 at 100.00	BBB+	2,738,106
4,500	4.000%, 6/15/52	12/31 at 100.00	BBB+	4,103,010
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Series 2015A:
2,890	0.000%, 12/15/52	No Opt. Call	BBB+	555,400
5,185	5.000%, 6/15/53	12/25 at 100.00	BBB+	5,326,602
5,700	5.500%, 6/15/53	12/25 at 100.00	BBB+	5,950,401
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AA	9,058,750
43,200	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AA	14,850,864
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AA	3,260,500
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	BBB+	6,923,875
	Expansion Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
18,085	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB+	16,518,839
20,045	0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	11,402,398
9,010	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BBB+	4,570,323
465	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment	1/26 at 100.00	N/R	433,561
	Project, Senior Lien Series 2019, 5.000%, 1/01/39
1,842	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project,	3/24 at 100.00	AA	1,892,213
	Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured
2,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA+	3,120,780
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
7,025	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial	11/23 at 100.00	N/R (5)	7,573,371
	Group, Inc., Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District	No Opt. Call	A	3,575,440
	2, Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
12,125	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015,	3/25 at 100.00	AA	12,697,664
	5.000%, 3/01/40 – AGM Insured

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Will County Community Unit School District 201-U Crete-Monee, Illinois, General
	Obligation Bonds, Capital Appreciation Series 2004:
$ 165	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	$ 163,614
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	773,074
6,415	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	5,952,478
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
813,232	Total Illinois			758,106,287
	Indiana – 2.6% (1.5% of Total Investments)
2,650	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown	No Opt. Call	AA+	2,538,859
	Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
12,045	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	Baa1	12,543,061
	Project, Series 2014, 5.000%, 10/01/44
10,425	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,	5/23 at 100.00	A (5)	10,726,595
	Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)
10,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation	12/29 at 100.00	AA	9,615,800
	Group, Fixed Rate Series 2019A, 4.000%, 12/01/49
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project,	10/24 at 100.00	AA	18,890,783
	Series 2014A, 5.000%, 10/01/44
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
10,000	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	8,977,800
20,000	0.000%, 2/01/28 – AMBAC Insured	No Opt. Call	AA	16,753,800
83,090	Total Indiana			80,046,698
	Iowa – 2.6% (1.5% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project,	2/23 at 100.00	AA– (5)	10,265,100
	Series 2013A, 5.250%, 2/15/44 (Pre-refunded 2/15/23)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer
	Company Project, Refunding Series 2022:
10,045	5.000%, 12/01/50 (WI/DD, Settling 5/17/22)	12/29 at 103.00	N/R	10,192,762
10,860	5.000%, 12/01/50 (Mandatory Put 12/01/42) (WI/DD, Settling 5/17/22)	12/29 at 103.00	N/R	11,155,392
10,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	11,283,295
	Company Project, Series 2013, 5.250%, 12/01/25
21,280	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	BB–	22,653,411
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)
5,700	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc. Project,	8/23 at 102.00	N/R	5,012,922
	Series 2018, 5.250%, 8/01/55
36,850	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2	6/31 at 25.58	N/R	4,245,120
	Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65
4,565	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Lien	6/31 at 100.00	BBB	4,329,811
	Series Class 2 Series 2021B-1, 4.000%, 6/01/49
109,990	Total Iowa			79,137,813
	Kansas – 0.4% (0.2% of Total Investments)
1,000	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series	5/27 at 100.00	BB+	1,027,260
	2017A, 5.000%, 5/15/43
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation
	Bonds, Vacation Village Project Area 1 and 2A, Series 2015:
3,395	5.000%, 9/01/27	9/25 at 100.00	N/R	3,210,753
2,380	5.750%, 9/01/32	9/25 at 100.00	N/R	2,186,506
2,575	6.000%, 9/01/35	9/25 at 100.00	N/R	2,362,228
2,500	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation	3/29 at 103.00	N/R	2,472,775
	Bonds, Village East Project Areas 2B 3 and 5, Series 2022, 5.750%, 9/01/39, 144A (WI/DD,
	Settling 5/04/22)
11,850	Total Kansas			11,259,522

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky – 2.1% (1.2% of Total Investments)
$ 5,915	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series	2/26 at 100.00	BBB–	$ 6,300,126
	2016, 5.500%, 2/01/44
2,480	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington	No Opt. Call	N/R	2,407,906
	Project, Series 2016A, 4.400%, 10/01/24
10,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro	6/27 at 100.00	Baa2	10,739,700
	Health, Refunding Series 2017A, 5.000%, 6/01/37
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
4,345	5.000%, 7/01/37	7/25 at 100.00	BBB+	4,584,453
17,615	5.000%, 1/01/45	7/25 at 100.00	BBB+	18,546,481
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown
	Crossing Project, Convertible Capital Appreciation First Tier Series 2013C:
4,360	0.000%, 7/01/43 (8)	7/31 at 100.00	Baa2	4,777,557
8,510	0.000%, 7/01/46 (8)	7/31 at 100.00	Baa2	9,350,618
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown
	Crossing Project, First Tier Series 2013A:
2,390	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (5)	2,488,109
480	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (5)	500,962
5,000	Louisville and Jefferson County Metropolitan Government, Kentucky, Hospital Revenue	5/32 at 100.00	N/R	5,270,150
	Bonds, UofL Health Project, Series 2022A, 5.000%, 5/15/52
61,095	Total Kentucky			64,966,062
	Louisiana – 1.2% (0.7% of Total Investments)
2,650	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	2,687,365
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries
	of Our Lady Health System, Series 1998A:
135	5.750%, 7/01/25 (ETM) (UB)	No Opt. Call	A2 (5)	148,484
6,915	5.750%, 7/01/25 (UB)	No Opt. Call	A2	7,270,362
5,080	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children’s	6/30 at 100.00	A+	4,974,184
	Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
11,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,	10/33 at 100.00	Baa1	10,260,250
	Refunding Series 2017, 5.250%, 10/01/46 (8)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2015:
1,045	4.250%, 5/15/40	5/25 at 100.00	A	1,072,786
6,970	5.000%, 5/15/47	5/25 at 100.00	A	7,350,353
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%,	6/24 at 100.00	A (5)	1,038,870
	6/01/34 (Pre-refunded 6/01/24)
3,275	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series	6/30 at 100.00	BB–	3,733,729
	2010A, 6.350%, 10/01/40, 144A
38,070	Total Louisiana			38,536,383
	Maine – 1.9% (1.1% of Total Investments)
7,530	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/23 at 100.00	BBB (5)	7,774,725
	Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine
	Medical Center Obligated Group Issue, Series 2016A:
5,450	4.000%, 7/01/41	7/26 at 100.00	BBB	5,367,923
10,255	4.000%, 7/01/46	7/26 at 100.00	BBB	9,852,594
10,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth	7/24 at 100.00	A+ (5)	10,537,900
	Issue, Series 2015, 5.000%, 7/01/39 (Pre-refunded 7/01/24)

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maine (continued)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth
	Issue, Series 2020A:
$ 2,745	4.000%, 7/01/45	7/30 at 100.00	A+	$ 2,670,885
5,000	4.000%, 7/01/50	7/30 at 100.00	A+	4,799,000
4,500	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A,	5/30 at 100.00	AA+	3,035,925
	2.200%, 11/15/51
8,885	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2022A,	11/30 at 100.00	N/R	6,487,383
	2.600%, 11/15/46
7,695	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D,	5/29 at 100.00	AA+	6,375,153
	2.800%, 11/15/45
915	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series	11/30 at 100.00	AA+	661,545
	2021C, 2.300%, 11/15/46
62,975	Total Maine			57,563,033
	Maryland – 2.3% (1.4% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,280	5.000%, 9/01/33	9/27 at 100.00	CCC	1,266,522
3,050	5.000%, 9/01/39	9/27 at 100.00	CCC	2,980,612
3,025	5.000%, 9/01/46	9/27 at 100.00	CCC	2,896,982
1,000	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series	2/26 at 100.00	N/R	972,680
	2017A, 4.375%, 2/15/39, 144A
	Maryland Community Development Administration Department of Housing and Community
	Development, Residential Revenue Bonds, Series 2021C:
6,600	2.450%, 9/01/41	9/30 at 100.00	N/R	5,190,636
12,000	2.550%, 9/01/44	9/30 at 100.00	N/R	8,873,160
10,170	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/32 at 100.00	BBB	9,381,418
	HealthCare Issue, Series 2021B, 4.000%, 1/01/51
13,315	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/27 at 100.00	Baa3	14,348,643
	Healthcare, Series 2016A, 5.500%, 1/01/46
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge	7/25 at 100.00	A+	10,458,100
	Health System, Series 2015, 5.000%, 7/01/47
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula	7/24 at 100.00	A (5)	1,579,065
	Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45 (Pre-refunded 7/01/24)
3,010	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University	7/22 at 100.00	A (5)	3,028,210
	of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/22)
	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds,
	Suitland-Naylor Road Project, Series 2016:
2,000	4.750%, 7/01/36, 144A	1/26 at 100.00	N/R	2,048,440
2,300	5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	2,364,837
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
1,335	4.250%, 11/01/37	11/24 at 103.00	B–	1,214,450
1,250	4.500%, 11/01/43	11/24 at 103.00	B–	1,160,450
2,650	5.000%, 11/01/47	11/24 at 103.00	B–	2,619,870
74,485	Total Maryland			70,384,075
	Massachusetts – 3.3% (2.0% of Total Investments)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,
	Series 2014A:
2,245	5.250%, 7/01/34	7/24 at 100.00	B–	2,093,575
6,195	5.500%, 7/01/44	7/24 at 100.00	B–	5,634,105
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the
	Charles, Inc. Issue, Series 2017:
8,200	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	8,615,494
3,000	5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	3,173,910

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 10,000	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series	7/28 at 100.00	A	$ 10,721,100
	2018J-2, 5.000%, 7/01/53
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
4,020	4.500%, 1/01/45	1/25 at 100.00	BBB+	4,090,109
2,950	5.000%, 1/01/45	1/25 at 100.00	BBB+	3,057,350
4,035	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A,	10/26 at 100.00	Baa2	4,072,041
	4.000%, 10/01/46
16,280	Massachusetts Development Finance Agency, Revenue Bonds, Massachusetts Institute of	No Opt. Call	AAA	19,684,636
	Technology, Series 2020P, 5.000%, 7/01/50
900	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center	7/30 at 100.00	BB+	918,045
	Issue, Series 2020G, 5.000%, 7/15/46, 144A
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	AA–	7,718,460
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	9,125,700
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB) (6)
2,800	Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D, 3.875%, 12/01/39	6/24 at 100.00	AA	2,811,844
	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1:
3,340	2.375%, 12/01/46	6/30 at 100.00	AA	2,473,637
3,600	2.450%, 12/01/51	6/30 at 100.00	AA	2,580,984
8,310	2.550%, 12/01/56	6/30 at 100.00	AA	5,625,039
4,500	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series	6/30 at 100.00	AA+	3,345,705
	2020-220, 2.300%, 12/01/44
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	AAA	4,699,354
	Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)
3,345	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B,	4/31 at 100.00	Aa1	2,093,602
	2.000%, 4/01/50
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	5/22 at 100.00	AAA	426,020
	Subordinate Series 1999A, 5.750%, 8/01/29
102,110	Total Massachusetts			102,960,710
	Michigan – 2.7% (1.6% of Total Investments)
4,875	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and	No Opt. Call	Aa1	5,489,884
	Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
3,665	Detroit Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Catalyst	7/24 at 100.00	AA	3,813,359
	Development Project, Series 2018A, 5.000%, 7/01/48 – AGM Insured
2,985	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA– (5)	3,004,283
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding
	Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A	4,521,071
2,550	4.000%, 11/15/36	5/25 at 100.00	A	2,563,541
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group,
	Refunding Series 2016MI:
145	5.000%, 12/01/45 (Pre-refunded 6/01/26) (UB)	6/26 at 100.00	N/R (5)	158,758
9,855	5.000%, 12/01/45 (UB)	6/26 at 100.00	AA–	10,455,958
2,705	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco	12/30 at 100.00	BBB	2,889,562
	Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40
1,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 100.00	BBB+	953,790
	Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social
	Series 2021A:
21,675	2.350%, 12/01/46	12/30 at 100.00	AA+	15,428,048
8,280	2.500%, 6/01/52	12/30 at 100.00	AA+	5,755,925

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/31 at 100.00	Aa2	$ 6,974,000
	2020-I, 2.625%, 10/15/56
13,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	6/22 at 100.00	AA– (5)	13,895,872
	Series 2009C, 5.000%, 12/01/48 (Pre-refunded 6/01/22)
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne
	County Airport, Series 2015D:
3,550	5.000%, 12/01/40	12/25 at 100.00	A1	3,750,326
3,600	5.000%, 12/01/45	12/25 at 100.00	A1	3,796,920
93,235	Total Michigan			83,451,297
	Minnesota – 2.1% (1.2% of Total Investments)
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory
	Academy, Refunding Series 2016A:
155	4.000%, 8/01/36	8/26 at 100.00	BB+	141,870
440	4.000%, 8/01/41	8/26 at 100.00	BB+	389,154
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy	3/25 at 100.00	BB–	2,001,940
	Project, Refunding Series 2015A, 5.000%, 3/01/34
1,720	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project,	7/25 at 100.00	BB+	1,766,973
	Series 2015A, 5.500%, 7/01/50
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds,
	Essentia Health Obligated Group, Series 2018A:
9,585	4.250%, 2/15/43	2/28 at 100.00	A–	9,694,557
27,325	4.250%, 2/15/48	2/28 at 100.00	A–	27,465,724
1,410	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project,	7/24 at 102.00	N/R	1,416,204
	Series 2016A, 5.000%, 7/01/47
2,320	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E,	7/29 at 100.00	AA+	1,917,573
	2.700%, 7/01/44
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I:
2,275	2.150%, 7/01/45	1/30 at 100.00	AA+	1,664,913
3,650	2.200%, 1/01/51	1/30 at 100.00	AA+	2,628,912
5,625	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021H,	1/31 at 100.00	N/R	4,571,100
	2.550%, 1/01/46
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project,
	Series 2016A:
405	5.000%, 4/01/36	4/26 at 100.00	N/R	335,587
605	5.000%, 4/01/46	4/26 at 100.00	N/R	454,161
2,500	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue	7/25 at 100.00	A	2,515,450
	Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 4.000%, 7/01/35
110	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue	4/23 at 100.00	N/R	109,313
	Bonds, 2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds,
	HealthEast Inc., Series 2015A:
2,785	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	3,018,049
3,190	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (5)	3,456,939
66,100	Total Minnesota			63,548,419
	Mississippi – 0.2% (0.1% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AA (5)	5,634,704
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured (ETM)
1,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A,	6/30 at 100.00	Aaa	729,860
	2.125%, 12/01/44
6,445	Total Mississippi			6,364,564

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 2.5% (1.5% of Total Investments)
$ 2,600	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales	5/23 at 100.00	A–	$ 2,595,580
	Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
400	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	383,336
1,520	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	1,387,456
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,	No Opt. Call	AA–	12,650,400
	Improvement Series 2004B-1, 0.000%, 4/15/28 – AMBAC Insured
4,345	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds,	5/27 at 100.00	BB	4,294,598
	Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/50
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,575	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	1,494,470
1,055	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	998,515
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	2,540,737
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue
	Bonds, Saint Louis College of Pharmacy, Series 2015B:
1,410	5.000%, 5/01/40	11/23 at 100.00	BBB	1,465,568
2,000	5.000%, 5/01/45	11/23 at 100.00	BBB	2,078,820
7,040	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	7,259,578
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	5/22 at 100.00	AA–	2,255,715
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	Mosaic Health System, Series 2019A:
6,330	4.000%, 2/15/44	2/29 at 100.00	AA–	6,173,965
13,545	4.000%, 2/15/49	2/29 at 100.00	AA–	12,969,473
405	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	413,274
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint
	Andrew’s Resources for Seniors, Series 2015A:
1,650	5.000%, 12/01/35	12/25 at 100.00	N/R	1,686,218
455	5.125%, 12/01/45	12/25 at 100.00	N/R	462,330
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport,	No Opt. Call	A2	4,747,999
	Series 2005, 5.500%, 7/01/29 – NPFG Insured
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley	No Opt. Call	N/R	10,753,596
	Park Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
83,515	Total Missouri			76,611,628
	Montana – 0.0% (0.0% of Total Investments)
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran
	Corporation, Series 2017A:
1,175	5.250%, 5/15/37	5/25 at 102.00	N/R	1,196,267
375	5.250%, 5/15/47	5/25 at 102.00	N/R	376,635
1,550	Total Montana			1,572,902
	Nebraska – 1.2% (0.7% of Total Investments)
10,665	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding	No Opt. Call	A	11,696,946
	Crossover Series 2017A, 5.000%, 9/01/42
4,435	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A2	4,478,685
	5.000%, 9/01/32
1,330	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A	1,394,186
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
$ 2,090	4.125%, 11/01/36	11/25 at 100.00	A	$ 2,148,436
2,325	5.000%, 11/01/48	11/25 at 100.00	A	2,427,881
7,760	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series	3/29 at 100.00	AA+	6,606,088
	2020A, 2.700%, 9/01/43
6,800	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional	2/27 at 100.00	BB+	7,064,996
	West Medical Center Project, Refunding & Improvement Series 2016A, 5.250%, 2/01/37
35,405	Total Nebraska			35,817,218
	Nevada – 1.2% (0.7% of Total Investments)
410	Director of the State of Nevada Department of Business and Industry, Charter School	12/25 at 100.00	BB	422,821
	Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A
	Henderson, Nevada, Local Improvement Bonds, Local Improvement District T-21 Black
	Mountain Ranch, Series 2022:
750	3.500%, 9/01/45	9/31 at 100.00	N/R	595,178
500	4.000%, 9/01/51	9/31 at 100.00	N/R	420,090
24,115	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue	7/28 at 100.00	Aa3	24,512,656
	Bonds, Series 2018B, 4.000%, 7/01/49
3,150	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series	7/27 at 100.00	Aa3	3,246,264
	2017B, 4.000%, 7/01/36
1,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement	5/22 at 100.00	N/R	937,840
	District, Series 2016, 4.375%, 6/15/35, 144A
500	Neveda State Director of the Department of Business and Industry, Charter School Revenue	7/25 at 100.00	BB+	520,490
	Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/37, 144A
4,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno	12/28 at 100.00	A3	3,907,600
	Transportation Rail Access Corridor Project, Series 2018A, 4.000%, 6/01/43
4,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds,	7/38 at 31.26	N/R	450,960
	ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A
3,210	Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds, Series 2020,	7/30 at 100.00	N/R	3,269,449
	5.000%, 7/01/51
41,635	Total Nevada			38,283,348
	New Hampshire – 0.6% (0.4% of Total Investments)
13,120	National Finance Authority, New Hampshire, Hospital Facilities Revenue Bonds, Saint	5/31 at 100.00	AA	12,958,099
	Elizabeth Medical Center, Inc., Series 2021A, 4.000%, 5/01/51
5,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta	7/23 at 100.00	B1	4,804,650
	Project, Refunding Series 2018B, 4.625%, 11/01/42, 144A
1,185	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta	7/25 at 100.00	B1	1,013,543
	Project, Refunding Series 2020A, 3.625%, 7/01/43 (Mandatory Put 7/02/40), 144A
500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Kendal at	10/26 at 100.00	BBB+	525,590
	Hanover, Series 2016, 5.000%, 10/01/40
19,805	Total New Hampshire			19,301,882
	New Jersey – 6.3% (3.7% of Total Investments)
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Refunding Series 2016BBB:
34,310	5.500%, 6/15/29 (Pre-refunded 12/15/26)	12/26 at 100.00	Baa1 (5)	38,750,057
2,110	5.500%, 6/15/30 (Pre-refunded 12/15/26)	12/26 at 100.00	Baa1 (5)	2,383,055
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 2005N-1:
6,835	5.500%, 9/01/24 – AMBAC Insured	No Opt. Call	Baa1	7,244,212
5,045	5.500%, 9/01/28 – NPFG Insured	No Opt. Call	Baa1	5,696,764

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 2015WW:
$ 655	5.250%, 6/15/40 (Pre-refunded 6/15/25)	6/25 at 100.00	N/R (5)	$ 708,821
11,335	5.250%, 6/15/40	6/25 at 100.00	Baa1	11,882,254
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	5/22 at 100.00	BB+	600,984
	Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	5/22 at 100.00	BB+	1,502,955
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
3,310	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	AA–	3,430,616
	Refunding Series 2014A, 5.000%, 7/01/44
2,035	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	Baa1	1,724,744
	Appreciation Series 2010A, 0.000%, 12/15/26
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	AA	12,683,600
	Series 2006C, 0.000%, 12/15/33 – AGM Insured
20,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/24 at 100.00	Baa1	20,565,649
	2014AA, 5.000%, 6/15/44
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
13,690	4.750%, 6/15/38	6/25 at 100.00	Baa1	13,966,264
8,355	5.000%, 6/15/45	6/25 at 100.00	Baa1	8,662,798
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	Baa1	5,326,450
	2019AA, 5.250%, 6/15/43
6,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/30 at 100.00	Baa1	7,119,765
	2020AA, 5.000%, 6/15/50
33,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%,	No Opt. Call	AA	36,376,244
	1/01/26 – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057:
74	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	A+ (5)	75,687
126	17.437%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF)	7/22 at 100.00	N/R (5)	129,149
1,150	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%,	5/23 at 100.00	Aa3 (5)	1,183,845
	5/01/43 (Pre-refunded 5/01/23)
5,000	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,	11/30 at 100.00	BBB+	4,878,800
	Series 2020A, 4.000%, 11/01/50
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB+	3,205,440
	Bonds, Series 2018A, 5.250%, 6/01/46
3,410	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	3,560,449
	Bonds, Series 2018B, 5.000%, 6/01/46
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation	No Opt. Call	A2	1,447,572
	Bonds, Series 2005, 5.250%, 1/01/26 – AGM Insured
188,860	Total New Jersey			193,106,174
	New Mexico – 0.2% (0.1% of Total Investments)
3,345	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1	7/30 at 100.00	Aaa	2,485,703
	Series 2021C, 2.250%, 7/01/46
	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement
	Residences Project, Series 2019A:
670	5.000%, 5/15/44	5/26 at 103.00	BB+	685,933
1,200	5.000%, 5/15/49	5/26 at 103.00	BB+	1,223,484
1,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross	5/29 at 103.00	N/R	868,670
	Receipts Tax Increment Bonds, Senior Lien Series 2022, 4.250%, 5/01/40, 144A
6,215	Total New Mexico			5,263,790

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 8.4% (4.9% of Total Investments)
$ 14,975	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of	9/25 at 100.00	N/R	$ 15,753,550
	Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9,320	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	7,701,302
	School, Series 2020A-1, 5.500%, 6/01/55, 144A
7,390	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	6,257,926
	School, Series 2020B-1, 5.000%, 6/01/55, 144A
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School	No Opt. Call	A–	2,316,195
	of Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
9,700	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	No Opt. Call	AAA	11,745,827
	2017A, 5.000%, 10/01/47 (UB) (6)
4,070	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at	7/25 at 100.00	A–	4,266,785
	Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical
	Center Obligated Group, Series 2015:
2,700	5.000%, 12/01/40, 144A	6/25 at 100.00	BBB–	2,871,207
5,600	5.000%, 12/01/45, 144A	6/25 at 100.00	BBB–	5,956,832
7,520	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University,	7/29 at 100.00	Aa1	7,600,314
	Series 2019C, 4.000%, 7/01/49
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/32 at 100.00	N/R	4,969,650
	General Purpose, Series 2021E, 4.000%, 3/15/48
2,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/30 at 100.00	N/R	2,180,166
	Academy Charter School Project, Refunding Series 2020B, 5.570%, 2/01/41
2,695	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/27 at 100.00	N/R	2,843,629
	Academy Charter School Project, Series 2017A, 6.240%, 2/01/47
2,965	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/28 at 100.00	N/R	3,233,273
	Academy Charter School Project, Series 2018A, 6.760%, 2/01/48
1,270	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/30 at 100.00	N/R	1,305,814
	Academy Charter School Project, Series 2020A, 5.730%, 2/01/50
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The
	Academy Charter School Project, Series 2021A:
1,210	4.450%, 2/01/41	2/30 at 100.00	A2	1,035,833
2,130	4.600%, 2/01/51	2/30 at 100.00	A2	1,746,195
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
225	5.000%, 9/01/42	9/22 at 100.00	A	227,345
3,320	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (5)	3,358,877
6,455	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (5)	6,530,588
6,850	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond	No Opt. Call	N/R	6,972,136
	Anticipation Note Series 2020A-1, 5.000%, 2/01/23
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green
	Climate Bond Certified Series 2020C-1:
2,790	5.000%, 11/15/50	5/30 at 100.00	A3	2,904,083
3,155	5.250%, 11/15/55	5/30 at 100.00	A3	3,334,677
8,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	11/30 at 100.00	A3	8,006,409
	Climate Bond Certified Series 2020D-2, 4.000%, 11/15/48
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	11/30 at 100.00	A3	4,759,400
	Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49
2,210	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	A3	2,328,611
	Green Climate Certified Series 2017C-1, 5.000%, 11/15/24
7,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/30 at 100.00	A3	7,240,950
	Green Climate Certified Series 2020E, 4.000%, 11/15/45
3,585	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s	1/26 at 103.00	N/R	3,283,968
	Community Project, Series 2019, 5.000%, 1/01/50

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic	7/24 at 100.00	A–	$ 1,045,820
	Health Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31
15,000	New York City Housing Development Corporation, New York, Sustainable Impact Revenue	2/28 at 100.00	Aa2	11,124,900
	Bonds, Williamsburg Housing Preservation LP, Series 2020A, 2.800%, 2/01/50
11,570	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/25 at 100.00	AA+	12,237,589
	General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (6)
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%,	5/22 at 100.00	AA	5,014
	4/01/26 – FGIC Insured
28,615	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	28,919,177
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
14,235	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 7 World Trade	3/30 at 100.00	N/R	12,112,134
	Center Project, Refunding Green Series 2022A-CL2, 3.125%, 9/15/50
2,560	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of	3/29 at 100.00	Baa2	2,364,006
	America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3,
	2.800%, 9/15/69
3,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond	5/28 at 100.00	Aa2	2,728,425
	Certified/Sustainability Series 2019P, 3.050%, 11/01/49
6,500	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 211,	4/27 at 100.00	Aa1	6,344,845
	3.750%, 10/01/43
15,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	9/30 at 100.00	AA+	14,835,150
	General Purpose, Series 2020A, 4.000%, 3/15/49
5,670	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (5)	5,703,396
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
20,925	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior	5/31 at 100.00	AA+	22,925,221
	Lien Subseries 2021A-1, 5.000%, 5/15/51
7,110	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	7,169,937
262,085	Total New York			258,247,156
	North Carolina – 0.7% (0.4% of Total Investments)
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke	6/22 at 100.00	Aa2 (5)	10,029,900
	University Health System, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)
4,725	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant	6/22 at 100.00	A+ (5)	4,738,939
	Health, Refunding Series 2012A, 5.000%, 6/01/36 (Pre-refunded 6/01/22)
2,150	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A+ (5)	2,181,110
	Refunding Series 2012A, 5.000%, 10/01/38 (Pre-refunded 10/01/22)
2,150	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	7/27 at 100.00	N/R	2,155,655
	Bonds, Aldersgate United Retirement Community Inc., Refunding Series 2017A, 5.000%, 7/01/47
1,690	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A,	7/26 at 100.00	BBB	1,762,653
	5.000%, 7/01/54
1,625	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien	1/30 at 100.00	AA	1,633,434
	Series 2019, 4.000%, 1/01/55 – AGM Insured
22,340	Total North Carolina			22,501,691
	North Dakota – 2.0% (1.2% of Total Investments)
9,950	Cass County, North Dakota, Health Care Facilities Revenue Bonds, Essential Health	2/28 at 100.00	A–	10,001,243
	Obligated Group, Series 2018B, 4.250%, 2/15/48
4,525	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/27 at 100.00	Baa2	4,825,460
	Obligated Group, Series 2017A, 5.000%, 12/01/42
1,000	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley	12/26 at 100.00	N/R	963,850
	Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36
4,055	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B,	1/30 at 100.00	Aa1	3,175,065
	2.500%, 7/01/44

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group,
	Series 2017C:
$ 10,000	5.000%, 6/01/38	6/28 at 100.00	BBB–	$ 10,754,600
28,050	5.000%, 6/01/53	6/28 at 100.00	BBB–	29,564,419
2,535	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,267,500
	Project, Series 2013, 7.750%, 9/01/38 (4)
60,115	Total North Dakota			60,552,137
	Ohio – 9.7% (5.8% of Total Investments)
2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities	11/30 at 100.00	BBB+	1,650,540
	Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020, 3.000%, 11/15/40
4,185	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	AA–	4,195,170
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
70,220	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	9,322,407
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
42,975	3.000%, 6/01/48	6/30 at 100.00	BBB+	31,639,484
7,810	4.000%, 6/01/48	6/30 at 100.00	BBB+	7,316,408
48,480	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	47,221,459
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	N/R (5)	10,039,500
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
	Centerville, Ohio Health Care Improvement Revenue Bonds, Graceworks Lutheran Services,
	Refunding & Improvement Series 2017:
2,750	5.250%, 11/01/37	11/27 at 100.00	N/R	2,799,830
3,200	5.250%, 11/01/47	11/27 at 100.00	N/R	3,213,600
3,345	Cleveland Heights-University Heights City School District, Ohio, General Obligation	6/23 at 100.00	AA– (5)	3,450,602
	Bonds, School Improvement Series 2014, 5.000%, 12/01/51 (Pre-refunded 6/01/23)
5,000	County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group,	11/28 at 100.00	BBB	5,407,550
	Series 2018A, 5.250%, 11/15/48
37,150	Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel Project, Series	6/24 at 100.00	AA–	37,726,196
	2014, 4.375%, 12/01/44 (UB) (6)
	Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne Healthcare Project, Series 2019A:
1,165	4.000%, 9/01/40	9/29 at 100.00	BB+	1,092,316
1,750	4.000%, 9/01/45	9/29 at 100.00	BB+	1,590,662
2,000	5.000%, 9/01/49	9/29 at 100.00	BB+	2,065,820
6,840	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds,	12/29 at 100.00	BBB–	6,894,241
	Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51
7,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	7,917,220
	Improvement Series 2012A, 5.000%, 11/01/42
3,985	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A,	12/27 at 100.00	AA–	3,560,000
	3.250%, 12/01/42
6,425	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien	1/23 at 100.00	AA+ (5)	6,559,411
	Series 2013A, 5.000%, 1/01/38 (Pre-refunded 1/01/23) (UB) (6)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds,
	Tender Option Bond Trust 2016-XG0052:
390	16.724%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	AA+ (5)	422,386
1,750	16.836%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	AA+ (5)	1,896,352
625	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	AA+ (5)	677,300
1,250	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF)	1/23 at 100.00	AA+ (5)	1,354,600
1,725	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	AA+ (5)	1,869,348
2,000	16.845%, 1/01/38 (Pre-refunded 1/01/23), 144A (IF) (6)	1/23 at 100.00	AA+ (5)	2,167,360

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Middletown City School District, Butler County, Ohio, General Obligation Bonds,
	Refunding Series 2007:
$ 4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	$ 4,910,462
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	6,950,220
12,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System	2/23 at 100.00	BB+	12,003,840
	Obligated Group Project, Series 2013, 5.000%, 2/15/48
8,500	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	10,625
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22
1,050	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	1,313
	FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23
2,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	2,525
	FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (4)
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	1,250
	FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (4)
20,765	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	20,782,858
	FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory
	Put 6/01/22)
490	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds,	1/30 at 100.00	A3	508,992
	University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50
1,240	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission	2/31 at 100.00	Aa3	1,394,988
	Infrastructure Projects, Junior Lien, Capital Appreciation Series 2013A-3, 0.000%, 2/15/36 (8)
4,995	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission	2/23 at 100.00	Aa3 (5)	5,105,889
	Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.000%, 2/15/48
	(Pre-refunded 2/15/23)
1,610	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	2,012
	Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33
1,130	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	1,413
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)
20,405	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	20,422,548
	Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
20,480	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	20,497,613
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
3,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment	11/30 at 100.00	N/R	2,457,810
	Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood,
	Senior Lien Series 2019A, 5.000%, 11/01/51
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health
	System Obligated Group Project, Refunding and Improvement Series 2012:
1,095	5.750%, 12/01/32	12/22 at 100.00	BB–	1,107,089
870	6.000%, 12/01/42	12/22 at 100.00	BB–	879,248
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education	3/25 at 100.00	N/R	1,361,388
	Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015,
	6.000%, 3/01/45
387,250	Total Ohio			300,451,845
	Oklahoma – 0.6% (0.4% of Total Investments)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
5,290	5.500%, 8/15/52	8/28 at 100.00	Baa3	5,570,370
11,265	5.500%, 8/15/57	8/28 at 100.00	Baa3	11,836,924
2,340	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds,	11/25 at 102.00	BBB–	2,455,432
	Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/45
18,895	Total Oklahoma			19,862,726

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon – 0.1% (0.1% of Total Investments)
	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc.,
	Series 2020A:
$ 500	5.125%, 11/15/40	11/25 at 102.00	N/R	$ 508,775
220	5.250%, 11/15/50	11/25 at 102.00	N/R	223,582
315	5.375%, 11/15/55	11/25 at 102.00	N/R	321,249
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South
	Waterfront, Refunding Series 2014A:
1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	1,018,010
800	5.500%, 10/01/49	10/24 at 100.00	N/R	814,936
2,835	Total Oregon			2,886,552
	Pennsylvania – 6.3% (3.7% of Total Investments)
14,855	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny	4/28 at 100.00	A	14,740,914
	Health Network Obligated Group Issue, Series 2018A, 4.000%, 4/01/44
2,540	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/27 at 100.00	Ba3	2,648,102
	Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
13,235	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	13,247,044
3,145	3.500%, 4/01/41 (4)	No Opt. Call	N/R	3,931
1,245	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,556
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)
1,240	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,550
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)
9,365	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	7,616,742
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
21,945	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue	11/27 at 100.00	BB–	21,405,372
	Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane
	Charter School Project, Series 2016:
2,410	5.125%, 3/15/36	3/27 at 100.00	BBB–	2,511,365
6,420	5.125%, 3/15/46	3/27 at 100.00	BBB–	6,618,314
10,850	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	AA	10,960,561
	Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured (UB) (6)
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran
	Social Ministries Project, Series 2015:
170	5.000%, 1/01/29 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (5)	180,804
395	5.000%, 1/01/29 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (5)	420,102
435	5.000%, 1/01/29	1/25 at 100.00	N/R	454,575
7,665	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle	6/22 at 100.00	A (5)	7,687,612
	Health System Project, Series 2012A, 5.000%, 6/01/42 (Pre-refunded 6/01/22)
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands	1/28 at 100.00	A–	3,210,090
	Healthcare, Series 2018, 5.000%, 7/15/48
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes	7/25 at 100.00	BBB–	1,268,875
	Retirement Community Project, Refunding Series 2015A, 5.000%, 7/01/45
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown
	Concession, Series 2013A:
695	5.125%, 12/01/47	12/23 at 100.00	A	721,528
815	5.125%, 12/01/47 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (5)	850,746
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
11,030	5.250%, 1/15/45 (Pre-refunded 1/15/25)	1/25 at 100.00	Ba1 (5)	11,767,686
1,200	5.250%, 1/15/46 (Pre-refunded 1/15/25)	1/25 at 100.00	Ba1 (5)	1,280,256

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 10,765	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	Caa1	$ 7,068,622
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
3,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series	4/29 at 100.00	AA+	3,016,440
	2019-131A, 3.100%, 10/01/44
3,415	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series	10/30 at 100.00	AA+	2,454,395
	2021-135A, 2.500%, 10/01/50
13,550	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A,	12/28 at 100.00	AA	15,157,436
	5.250%, 12/01/44
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1,	6/25 at 100.00	A+	3,898,623
	5.000%, 12/01/45
6,450	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2018A-2,	12/28 at 100.00	A1	6,995,928
	5.000%, 12/01/43
11,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C,	6/26 at 100.00	AA	12,468,170
	6.250%, 6/01/33 – AGM Insured
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A	15,825,750
	5.000%, 12/01/45
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A,	12/29 at 100.00	A3	4,722,350
	4.000%, 12/01/49
10,305	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	10,376,826
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/23 at 100.00	Baa3	5,804,186
	Series 2012B, 4.000%, 1/01/33
202,385	Total Pennsylvania			195,386,451
	Puerto Rico – 6.0% (3.5% of Total Investments)
4,934	Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged From Cusip	No Opt. Call	N/R	1,684,979
	74529JAN5, 0.000%, 8/01/47
9,761	Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip	No Opt. Call	N/R	2,373,760
	74529JAP0, 0.000%, 8/01/54
10,280	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien	7/32 at 100.00	N/R	10,919,416
	Forward Delivery Series 2022A, 5.000%, 7/01/37, 144A (WI/DD, Settling 6/15/22)
26,925	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	7/30 at 100.00	N/R	28,013,578
	2020A, 5.000%, 7/01/47, 144A
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
1,910	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	2,020,169
7,510	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	7,072,392
8,070	4.000%, 7/01/47, 144A	7/31 at 100.00	N/R	7,374,608
600	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J,	5/22 at 100.00	Baa2	613,536
	5.000%, 7/01/29 – NPFG Insured
425	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	435,417
	5.125%, 6/01/24 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
3,014	0.000%, 7/01/31	7/28 at 91.88	N/R	2,240,487
9,828	0.000%, 7/01/33	7/28 at 86.06	N/R	6,796,062
260	4.500%, 7/01/34	7/25 at 100.00	N/R	266,638
17,017	0.000%, 7/01/46	7/28 at 41.38	N/R	4,799,305
14,926	0.000%, 7/01/51	7/28 at 30.01	N/R	3,145,356
15,219	4.750%, 7/01/53	7/28 at 100.00	N/R	15,434,349
19,231	5.000%, 7/01/58	7/28 at 100.00	N/R	19,759,083
723	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured	7/28 at 100.00	N/R	724,959
	Cofina Project Series 2019B-2, 4.536%, 7/01/53

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable
	Restructured Cofina Project Series 2019A-2:
$ 7,966	4.329%, 7/01/40	7/28 at 100.00	N/R	$ 7,895,342
26,265	4.329%, 7/01/40	7/28 at 100.00	N/R	26,032,029
10,494	4.784%, 7/01/58	7/28 at 100.00	N/R	10,661,169
	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
11,855	0.000%, 7/01/33	7/31 at 89.94	N/R	6,781,771
4,495	4.000%, 7/01/33	7/31 at 103.00	N/R	4,179,451
6,842	4.000%, 7/01/35	7/31 at 103.00	N/R	6,343,697
8,884	4.000%, 7/01/37	7/31 at 103.00	N/R	8,008,482
575	4.000%, 7/01/41	7/31 at 103.00	N/R	518,420
586	4.000%, 7/01/46	7/31 at 103.00	N/R	515,534
228,595	Total Puerto Rico			184,609,989
	Rhode Island – 1.9% (1.1% of Total Investments)
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New	9/23 at 100.00	N/R (5)	1,049,960
	England Health System, Series 2013A, 6.000%, 9/01/33 (Pre-refunded 9/01/23)
3,425	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond	4/29 at 100.00	AA+	3,044,893
	Program, 2019 Series 71, 3.100%, 10/01/44
10,445	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond	4/31 at 100.00	N/R	8,243,090
	Program, 2022 Series 76A, 2.550%, 10/01/42
292,435	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/22 at 16.93	CCC–	45,543,827
	Bonds, Series 2007A, 0.000%, 6/01/52
307,305	Total Rhode Island			57,881,770
	South Carolina – 2.7% (1.6% of Total Investments)
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	5,622,860
	0.000%, 1/01/31 – AMBAC Insured
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,
	Bishop Gadsden Episcopal Retirement Community, Series 2019A:
890	5.000%, 4/01/49	4/26 at 103.00	BBB–	928,350
1,165	4.000%, 4/01/54	4/26 at 103.00	BBB–	1,063,121
1,630	5.000%, 4/01/54	4/26 at 103.00	BBB–	1,694,450
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,
	Hilton Head Christian Academy, Series 2020:
405	5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	382,709
1,000	5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	887,290
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds,
	Lutheran Homes of South Carolina Inc., Refunding Series 2017B:
1,000	5.000%, 5/01/37	5/23 at 104.00	N/R	932,920
750	5.000%, 5/01/42	5/23 at 104.00	N/R	665,722
4,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma	5/28 at 100.00	A	4,297,760
	Health Obligated Group, Series 2018A, 5.000%, 5/01/48
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &
	Improvement Series 2015A:
11,615	5.000%, 12/01/50 (UB) (6)	6/25 at 100.00	N/R	12,085,872
34,000	5.000%, 12/01/50 (UB) (6)	6/25 at 100.00	N/R	35,378,360
8,630	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	12/30 at 100.00	A	9,470,821
	Improvement Series 2020A, 5.000%, 12/01/43
5,085	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	12/24 at 100.00	N/R	5,326,131
	Series 2014C, 5.000%, 12/01/46
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	6/32 at 100.00	N/R	4,768,650
	Series 2022A, 4.000%, 12/01/55
82,770	Total South Carolina			83,505,016

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Dakota – 1.2% (0.7% of Total Investments)
$ 15,050	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,	7/27 at 100.00	AA–	$ 16,509,248
	Refunding Series 2017, 5.000%, 7/01/46
11,400	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument	9/30 at 100.00	AA–	11,068,374
	Health, Inc., Series 2020A, 4.000%, 9/01/50
3,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional	9/27 at 100.00	AA–	4,074,634
	Health, Refunding Series 2017, 5.000%, 9/01/40
6,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds,	11/30 at 100.00	N/R	4,798,680
	Series 2022B, 2.500%, 11/01/42
36,215	Total South Dakota			36,450,936
	Tennessee – 0.8% (0.5% of Total Investments)
12,895	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (5)	13,168,503
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
1,850	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds,	10/24 at 100.00	BBB	1,949,955
	Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/39
2,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue	2/29 at 100.00	A	1,952,700
	Bonds, East Tennessee Children’s Hospital, Series 2019, 4.000%, 11/15/48
2,645	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board,	7/27 at 100.00	N/R	2,087,117
	Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A,
	5.500%, 7/01/37
3,560	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	6/27 at 100.00	N/R	2,492,000
	Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%,
	6/15/37, 144A (4)
900	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A,	7/29 at 100.00	AA+	709,812
	2.550%, 1/01/45
10,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue	6/27 at 100.00	N/R	2,700,000
	Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%,
	6/01/47, 144A (4)
33,850	Total Tennessee			25,060,087
	Texas – 11.6% (6.8% of Total Investments)
3,520	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	9/23 at 103.00	N/R	3,598,179
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
2,980	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	9/23 at 103.00	N/R	3,047,586
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%,	11/25 at 100.00	AA	5,852,037
	11/15/45 (UB) (6)
2,500	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage	12/25 at 100.00	BB	2,521,650
	Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/45
2,280	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement	3/23 at 103.00	N/R	2,287,182
	District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
4,055	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement	3/23 at 103.00	N/R	4,057,514
	District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015,
	8.250%, 9/01/40
370	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District	9/24 at 100.00	N/R	371,306
	Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020A:
3,000	5.000%, 1/01/44	1/30 at 100.00	A–	3,205,710
3,940	5.000%, 1/01/49	1/30 at 100.00	A–	4,179,591
3,335	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2020E,	1/30 at 100.00	A–	3,554,643
	5.000%, 1/01/45
13,685	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	A– (5)	14,741,482
	5.000%, 1/01/45 (Pre-refunded 7/01/25)

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 6,375	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016,	1/26 at 100.00	A–	$ 5,642,895
	3.375%, 1/01/41
270	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea	No Opt. Call	A–	271,477
	Public Schools, Series 2012, 3.750%, 8/15/22
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB–	754,535
685	4.400%, 12/01/47	12/22 at 100.00	BBB–	668,450
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift	6/25 at 100.00	BBB–	4,084,040
	Education Charter School, Series 2015A, 5.000%, 12/01/45
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds,
	Improvement Area 1 Project, Series 2016:
525	5.750%, 9/01/28	9/23 at 103.00	N/R	550,688
745	6.500%, 9/01/46	9/23 at 103.00	N/R	781,922
2,520	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/23 at 100.00	N/R (5)	2,652,754
	2013A, 6.375%, 9/01/42 (Pre-refunded 9/01/23)
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series	9/24 at 100.00	BBB–	418,940
	2014A, 5.250%, 9/01/44
1,255	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	1,265,530
	Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
8,920	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	8,994,125
	Inc. Project, Series 2012B, 4.750%, 11/01/42
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate
	Lien Series 2013B:
20,000	5.250%, 10/01/51 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (5)	20,821,000
10,000	5.000%, 4/01/53 (Pre-refunded 10/01/23) (UB) (6)	10/23 at 100.00	AA (5)	10,376,000
5,470	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA (5)	6,292,907
	Option Bond Trust 2015-XF0228, 17.242%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF)
4,255	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	6/25 at 100.00	AA	4,522,299
	Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond	No Opt. Call	AAA	6,677,818
	Trust 2015-XF0074, 13.386%, 8/15/32 – AGM Insured, 144A (IF)
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation	11/31 at 44.13	AA	1,710,300
	Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien	11/24 at 100.00	A3	6,205,920
	Series 2014A, 5.000%, 11/15/53
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
1,940	0.000%, 11/15/34 (Pre-refunded 11/15/24) – NPFG Insured	11/24 at 55.69	Baa2 (5)	1,010,119
14,055	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	Baa2	7,014,429
	Hidalgo County Regional Mobility Authority, Texas, Toll and Vehicle Registration Fee
	Revenue Bonds, Senior Lien Series 2022A:
2,295	0.000%, 12/01/42	12/31 at 68.27	N/R	790,628
3,000	0.000%, 12/01/43	12/31 at 65.48	N/R	968,670
3,000	0.000%, 12/01/44	12/31 at 62.57	N/R	891,000
4,000	0.000%, 12/01/45	12/31 at 59.85	N/R	1,123,200
6,000	0.000%, 12/01/46	12/31 at 57.36	N/R	1,592,640
6,675	0.000%, 12/01/47	12/31 at 55.10	N/R	1,674,557
7,095	0.000%, 12/01/48	12/31 at 52.91	N/R	1,668,886
7,550	0.000%, 12/01/49	12/31 at 50.78	N/R	1,672,778
5,140	0.000%, 12/01/50	12/31 at 48.73	N/R	1,070,559
4,000	0.000%, 12/01/51	12/31 at 46.73	N/R	785,400
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP,	8/25 at 100.00	AAA	5,007,200
	Inc., Refunding Series 2015, 4.000%, 8/15/44

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
$ 4,090	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	$ 3,572,656
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	4,098,714
4,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015,	9/24 at 100.00	A	4,924,157
	5.000%, 9/01/40
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series	No Opt. Call	AA (5)	21,523,020
	2002A, 5.750%, 12/01/32 – AGM Insured (ETM)
940	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	A	1,001,015
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/30
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/25 at 100.00	A+	1,054,870
	Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,095	5.750%, 12/01/33	12/25 at 100.00	B1	3,161,078
3,125	6.125%, 12/01/38	12/25 at 100.00	B1	3,210,344
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien
	Series 2018:
1,900	5.000%, 9/15/43	9/25 at 100.00	BBB–	1,967,944
1,785	5.000%, 9/15/48	9/25 at 100.00	BBB–	1,841,299
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility
	Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
2,335	5.000%, 11/01/46	11/23 at 103.00	BBB–	1,935,855
6,015	5.000%, 11/01/51	11/23 at 103.00	BBB–	4,870,646
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	1/25 at 100.00	N/R	710,469
	Revenue Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43
210	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (5)	228,806
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus
	Christi Project, Series, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	AA	4,587,622
	Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M
	University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured
820	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (5)	893,431
	Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M
	University – San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing
	Revenue Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State
	University Project, Series:
1,000	5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	1,048,420
2,200	5.000%, 4/01/39 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	2,306,524
1,600	5.000%, 4/01/46 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (5)	1,677,472
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (5)	5,808,247
	Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project,
	Series 2014A, 5.000%, 4/01/39 (Pre-refunded 4/01/24)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
2,590	0.000%, 9/01/43 (Pre-refunded 9/01/31) (8)	9/31 at 100.00	N/R (5)	3,196,811
3,910	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (5)	5,134,104
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A+	6,253,480
	5.000%, 1/01/40
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series	1/25 at 100.00	A	2,092,360
	2015A, 5.000%, 1/01/38
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series	2/24 at 100.00	Ba1	624,829
	2014A, 5.125%, 2/01/39

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint	6/26 at 100.00	BBB	$ 1,010,700
	Edward’s University Project, Series 2016, 4.000%, 6/01/41
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	9/23 at 100.00	A (5)	1,951,513
	Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
	(Pre-refunded 9/01/23)
17,640	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital	5/26 at 100.00	AA–	18,933,718
	Revenue Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB) (6)
4,565	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue	2/25 at 100.00	Baa2	4,631,512
	Bonds, NRG Energy, inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45
2,955	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/27 at 100.00	Aaa	3,036,292
	Series 2018A, 4.250%, 9/01/43
	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,
	Series 2021A:
7,225	2.250%, 9/01/46	3/30 at 100.00	Aaa	5,287,038
6,975	2.350%, 9/01/51	3/30 at 100.00	Aaa	4,891,010
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue
	Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
5,810	4.000%, 12/31/36	12/30 at 100.00	Baa2	5,879,952
2,735	4.000%, 6/30/37	12/30 at 100.00	Baa2	2,764,675
3,175	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A (5)	3,207,639
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	First Tier Series 2015B:
11,280	0.000%, 8/15/36	8/24 at 59.60	A	6,203,775
10,000	0.000%, 8/15/37	8/24 at 56.94	A	5,249,500
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	Second Tier Series 2015C:
5,230	5.000%, 8/15/37	8/24 at 100.00	A–	5,395,686
31,810	5.000%, 8/15/42	8/24 at 100.00	A–	32,739,488
7,500	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll	2/29 at 100.00	Baa3	7,835,250
	Series 2019A, 5.000%, 8/01/57
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A	3,983,584
	2002A, 0.000%, 8/15/25 – AMBAC Insured
1,415	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue	11/22 at 100.00	AA–	1,442,621
	Refunding Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
405,520	Total Texas			357,546,672
	Utah – 0.1% (0.1% of Total Investments)
	Black Desert Public Infrastructure District, Limited Tax General Obligation Bonds,
	Series 2021A:
510	3.750%, 3/01/41, 144A	9/26 at 103.00	N/R	430,353
1,095	4.000%, 3/01/51, 144A	9/26 at 103.00	N/R	888,166
3,360	MIDA Military Installation Development Authority Golf and Equestrian Center Public	12/26 at 103.00	N/R	2,642,102
	Infrastructure District, Utah, Limited Tax and Tax Allocation Revenue Bonds, Series 2021,
	4.625%, 6/01/57, 144A
500	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds,	2/26 at 103.00	N/R	405,590
	Series 2021A, 4.375%, 2/01/51, 144A
5,465	Total Utah			4,366,211
	Vermont – 0.0% (0.0% of Total Investments)
1,835	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation	5/28 at 103.00	N/R	1,550,318
	Project, Series 2021A, 4.000%, 5/01/45

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.1% (0.0% of Total Investments)
$ 1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/22 at 100.00	AA	$ 1,804,517
	Series 2012A, 5.000%, 10/01/32 – AGM Insured
	Virginia – 1.0% (0.6% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,
	Series 2015:
1,200	5.300%, 3/01/35 (Pre-refunded 3/01/25), 144A	3/25 at 100.00	N/R (5)	1,281,072
1,085	5.600%, 3/01/45 (Pre-refunded 3/01/25), 144A	3/25 at 100.00	N/R (5)	1,170,769
5,500	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton	7/30 at 100.00	AA	6,015,570
	Roads Transportation Fund, Senior Lien Series 2020A, 5.000%, 7/01/60
11,380	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads	1/28 at 100.00	AA+ (5)	13,016,103
	Transportation Fund Revenue Bonds, Senior Lien Series 2018A, 5.500%, 7/01/57
	(Pre-refunded 1/01/28)
	James City County Economic Development Authority, Virginia, Residential Care Facility
	Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A:
1,115	4.000%, 12/01/40	12/27 at 103.00	N/R	984,757
2,690	4.000%, 12/01/50	12/27 at 103.00	N/R	2,222,693
2,000	Peninsula Town Center Community Development Authority, Virginia, Special Obligation	9/27 at 100.00	N/R	2,000,740
	Bonds, Refunding Series 2018, 5.000%, 9/01/45, 144A
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	BB+	1,017,970
	University Project, Green Series 2015B, 5.250%, 7/01/35, 144A
2,005	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue	4/28 at 112.76	N/R	2,008,709
	Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%,
	4/01/41, 144A
27,975	Total Virginia			29,718,383
	Washington – 2.0% (1.2% of Total Investments)
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station,	7/25 at 100.00	Aa2	5,320,050
	Refunding Series 2015A, 5.000%, 7/01/38 (UB) (6)
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health &	10/24 at 100.00	AA–	1,476,863
	Services, Tender Option Bond Trust 2015-XF0148, 17.053%, 10/01/44, 144A (IF) (6)
20,455	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center	9/30 at 100.00	A+	22,070,740
	Alliance, Series 2020, 5.000%, 9/01/55
6,655	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2 (5)	6,749,967
	Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)
	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds,
	Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A:
5,450	5.000%, 1/01/46, 144A	1/25 at 102.00	BB	5,188,236
3,650	5.000%, 1/01/51, 144A	1/25 at 102.00	BB	3,427,934
21,510	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C,	No Opt. Call	Aaa	17,947,514
	0.000%, 6/01/28 – NPFG Insured (UB) (6)
63,970	Total Washington			62,181,304
	West Virginia – 1.4% (0.9% of Total Investments)
1,900	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds,	6/27 at 100.00	N/R	1,991,466
	University Town Centre Economic Opportunity Development District, Refunding & Improvement
	Series 2017A, 5.500%, 6/01/37, 144A
465	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds,	6/31 at 100.00	N/R	442,001
	University Town Centre Economic Opportunity Development District, Refunding & Improvement
	Series 2021A, 4.125%, 6/01/43, 144A
40,950	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A (5)	42,281,694
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	(Pre-refunded 6/01/23)
43,315	Total West Virginia			44,715,161

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.8% (2.2% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter
	Academy, North Carolina, Series 2016A:
$ 1,750	5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	$ 1,759,345
305	5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	305,332
1,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community	6/26 at 100.00	N/R	1,634,206
	School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community	6/24 at 100.00	N/R	494,745
	School, North Carolina, Series 2017A, 5.125%, 6/15/47, 144A
1,480	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science	5/26 at 100.00	N/R	1,441,786
	Academy Project, Series 2016A, 5.125%, 5/01/36, 144A
6,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy	6/24 at 100.00	N/R	5,853,540
	Charter School, North Carolina, Series 2017A, 5.625%, 6/15/37, 144A
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter
	Academy, North Carolina, Series 2017A:
1,000	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	1,033,650
1,790	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	1,843,915
35,100	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American	12/27 at 100.00	N/R	33,557,355
	Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center,	10/27 at 100.00	N/R	1,468,409
	Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc.,
	Series 2017A:
1,235	5.000%, 12/01/27	No Opt. Call	BBB–	1,287,302
1,815	5.200%, 12/01/37	12/27 at 100.00	BBB–	1,936,805
	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health
	Sciences, Series 2020:
1,300	5.000%, 4/01/40, 144A	4/30 at 100.00	BB	1,346,306
4,765	5.000%, 4/01/50, 144A	4/30 at 100.00	BB	4,877,311
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter
	School, Series 2018A:
4,050	5.000%, 6/15/38, 144A	6/26 at 100.00	BBB–	4,101,476
1,575	5.000%, 6/15/48, 144A	6/26 at 100.00	BBB–	1,579,678
2,500	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB	2,549,900
	Refunding Series 2016C, 4.050%, 11/01/30
6,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health	10/22 at 100.00	AA	6,702,882
	Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance,
	Inc., Series 2012:
11,000	5.000%, 6/01/32	6/22 at 100.00	A3	11,030,140
1,500	5.000%, 6/01/39	6/22 at 100.00	A3	1,503,825
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, PHW Muskego, Inc.
	Project, Series 2021:
2,405	4.000%, 10/01/51	10/28 at 102.00	N/R	1,978,786
3,845	4.000%, 10/01/61	10/28 at 102.00	N/R	3,006,098
1,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education	6/26 at 100.00	N/R	1,481,378
	Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/24 at 103.00	N/R	921,570
	American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017, 5.000%, 8/01/37
2,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Aurora	4/23 at 100.00	Aa3 (5)	2,577,820
	Health Care, Inc., Series 2013A, 5.125%, 4/15/31 (Pre-refunded 4/15/23)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson
	Hollow Project. Series 2014:
$ 1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	$ 991,580
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,501,245
2,275	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Oakwood	1/27 at 103.00	N/R	1,795,862
	Lutheran Senior Ministries, Series 2021, 4.000%, 1/01/57
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers	7/24 at 100.00	A	1,047,110
	Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/34
1,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint	11/26 at 103.00	N/R	1,817,884
	Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint
	John’s Communities Inc., Series 2015B:
550	5.000%, 9/15/37	9/22 at 100.00	BBB–	556,842
1,350	5.000%, 9/15/45	9/22 at 100.00	BBB–	1,366,794
1,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three	8/23 at 100.00	BBB+ (5)	1,036,180
	Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/33 (Pre-refunded 8/15/23)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Woodland Hills Senior Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,415,974
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,707,426
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A:
2,800	3.150%, 11/01/44	11/28 at 100.00	AA	2,432,892
4,000	3.200%, 11/01/49	11/28 at 100.00	AA	3,352,840
120,570	Total Wisconsin			116,296,189
$ 6,055,823	Total Municipal Bonds (cost $5,210,046,621)			5,178,263,612

Shares	Description (1)			Value
	COMMON STOCKS – 1.4% (0.8% of Total Investments)
	Independent Power & Renewable Electricity Producers – 1.4% (0.8% of Total Investments)
676,308	Energy Harbor Corp (9), (10), (11)			$ 43,749,012
	Total Common Stocks (cost $15,015,822)			43,749,012
	Total Long-Term Investments (cost $5,225,062,443)			5,222,012,624
	Floating Rate Obligations – (5.9)%			(181,235,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (3.6)% (12)			(111,929,219)
	MuniFund Preferred Shares, net of deferred offering costs – (21.2)% (13)			(653,043,913)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (40.0)% (14)			(1,233,690,902)
	Other Assets Less Liabilities – 1.4%			42,399,763
	Net Assets Applicable to Common Shares – 100%			$ 3,084,513,353

NVG	Nuveen AMT-Free Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 2.1%.
(13)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.5%.
(14)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 23.6%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 166.1% (100.0% of Total Investments)
	MUNICIPAL BONDS – 162.2% (97.7% of Total Investments)
	Alabama – 0.9% (0.6% of Total Investments)
$ 8,585	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 8,908,311
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A
3,720	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	5/22 at 100.00	N/R (4)	3,972,737
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,835	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A,	No Opt. Call	A2	6,343,929
	5.000%, 9/01/46
18,140	Total Alabama			19,224,977
	Alaska – 0.3% (0.2% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham
	Hydroelectric Project, Refunding Series 2015:
1,000	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	1,030,280
2,950	5.000%, 1/01/33 (AMT)	7/25 at 100.00	Baa2	3,035,255
2,900	5.000%, 1/01/34 (AMT)	7/25 at 100.00	Baa2	2,979,953
6,850	Total Alaska			7,045,488
	Arizona – 1.8% (1.1% of Total Investments)
2,820	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals	12/24 at 100.00	A+	2,926,934
	Project, Refunding Series 2014A, 5.000%, 12/01/39
10,450	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	10,498,174
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/30
2,131	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds,	7/27 at 100.00	N/R	1,640,888
	Series 2017A, 7.000%, 7/01/41, 144A (5)
3,185	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds,	7/25 at 100.00	N/R	3,213,792
	Series 2015, 5.000%, 7/15/39, 144A
1,750	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds,	9/28 at 100.00	A+	1,905,838
	HonorHealth, Series 2019A, 5.000%, 9/01/42
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa
	Project, Series 2012:
400	5.000%, 7/01/27 (AMT)	7/22 at 100.00	AA+	402,052
950	5.000%, 7/01/32 (AMT)	7/22 at 100.00	AA+	954,408
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Edkey Charter Schools Project, Series 2016:
1,790	5.375%, 7/01/46	7/26 at 100.00	BB–	1,796,999
2,140	5.500%, 7/01/51	7/26 at 100.00	BB–	2,143,959
595	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/24 at 100.00	N/R	606,882
	San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A
2,060	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/28 at 100.00	N/R	2,176,823
	San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A
7,235	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	A3	7,925,653
	Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
35,506	Total Arizona			36,192,402
	California – 26.5% (16.0% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,941,880
	Series 2000B, 0.000%, 8/01/23 – FGIC Insured

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds,	No Opt. Call	AA	$ 3,492,977
	Series 2005B, 0.000%, 8/01/28 – AGM Insured
535	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A,	3/26 at 100.00	BBB	552,174
	5.000%, 3/01/41
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds,	11/25 at 100.00	N/R	1,981,168
	Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A	2,806,306
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A	4,056,440
1,515	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/29 at 100.00	N/R	1,449,734
	Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A
1,295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	5/22 at 100.00	N/R	1,269,307
	Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36
21,280	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health	8/31 at 100.00	N/R	21,149,554
	System, Series 2021A, 4.000%, 8/15/48
	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health
	System, Series 2013A:
3,840	5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	AA– (4)	3,965,683
710	5.000%, 7/01/37 (Pre-refunded 7/01/23)	7/23 at 100.00	AA– (4)	733,238
825	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa	7/25 at 100.00	BB+	844,775
	Academy Project, Series 2015, 5.375%, 7/01/45, 144A
34,780	California Municipal Finance Authority, Revenue Bonds, Community Health System, Series	2/32 at 100.00	N/R	33,271,244
	2021A, 4.000%, 2/01/51
1,795	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San	1/29 at 100.00	BBB	1,921,709
	Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%,
	7/01/39, 144A
2,000	California School Finance Authority, Charter School Revenue Bonds, Downtown College	6/26 at 100.00	N/R	2,010,900
	Prep – Obligated Group, Series 2016, 5.000%, 6/01/51, 144A
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of	3/23 at 100.00	Aa3	2,043,740
	California, Various Projects Series 2013A, 5.000%, 3/01/38
10,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB	10,331,300
	Linda University Medical Center, Series 2014A, 5.500%, 12/01/54
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2016A:
2,250	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	2,336,895
17,155	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	17,701,901
14,835	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	15,378,851
27,545	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB	29,174,287
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
85	California Statewide Community Development Authority, Revenue Bonds, Daughters of	1/22 at 100.00	N/R	76,775
	Charity Health System, Series 2005A, 5.500%, 7/01/39 (5), (6)
58	California Statewide Community Development Authority, Revenue Bonds, Daughters of	1/22 at 100.00	N/R	51,823
	Charity Health System, Series 2005H, 5.750%, 7/01/25 (5), (6)
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds,	No Opt. Call	Baa2	6,946,300
	Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured
	Clovis Unified School District, Fresno County, California, General Obligation Bonds,
	Election 2012 Series 2013B:
1,135	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	AA (4)	1,175,837
1,865	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	1,930,928
4,000	Coast Community College District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA+	3,984,400
	Series 2005, 0.000%, 8/01/22 – NPFG Insured

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,795	Colton Joint Unified School District, San Bernardino County, California, General	No Opt. Call	Aa3	$ 2,131,500
	Obligation Bonds, Series 2006C, 0.000%, 2/01/37 – FGIC Insured
470	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	AA+ (4)	470,000
	Revenue Bonds, Series 1989, 7.750%, 5/01/22 (AMT) (ETM)
6,050	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	10/31 at 100.00	N/R	4,895,963
	Altana Glendale, Series 2021A-1, 3.500%, 10/01/46, 144A
6,215	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	10/31 at 100.00	N/R	5,154,783
	Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A
	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,
	Monterrey Station Apartments, Senior Lien Series 2021A-1:
2,330	3.000%, 7/01/43, 144A	7/32 at 100.00	N/R	1,771,219
10,145	3.125%, 7/01/56, 144A	7/32 at 100.00	N/R	7,044,181
6,005	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	6/31 at 100.00	N/R	4,674,112
	Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-1, 3.000%, 6/01/47, 144A
21,855	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	6/31 at 100.00	N/R	15,877,220
	Westgate Phase 1-Pasadena Apartments, Senior Lien Series 2021A-2, 3.125%, 6/01/57, 144A
15,120	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood	6/32 at 100.00	N/R	10,657,483
	Creek Apartments, Senior Lien Series 2021A-1, 3.000%, 12/01/49
1,320	Davis, California, Special Tax Bonds, Community Facilities District 2015-1 Series 2015,	9/25 at 100.00	N/R	1,371,797
	5.000%, 9/01/40
5,000	Escondido Union School District, San Diego County, California, General Obligation Bonds,	8/27 at 100.00	AAA	4,991,250
	Election 2014 Series 2018B, 4.000%, 8/01/47
2,510	Folsom Cordova Unified School District, Sacramento County, California, General	No Opt. Call	Aa2	2,041,458
	Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 –
	NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General	No Opt. Call	Aa2	2,847,936
	Obligation Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 –
	NPFG Insured
3,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	2,378,599
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
3,000	0.000%, 1/15/26 (7)	No Opt. Call	A–	2,980,350
1,560	5.750%, 1/15/46 (Pre-refunded 1/15/24)	1/24 at 100.00	A– (4)	1,650,667
3,560	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	A– (4)	3,779,830
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of	No Opt. Call	AAA	3,473,715
	1999 General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured
5,855	Fremont Union High School District, Santa Clara County, California, General Obligation	8/27 at 100.00	AAA	5,912,320
	Bonds, Refunding Series 2017A, 4.000%, 8/01/46
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B,	No Opt. Call	A+	1,580,242
	0.000%, 8/01/32 – FGIC Insured
8,495	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	Aa3 (4)	9,135,183
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA (4)	2,861,622
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured (ETM)
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (4)	501,500
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation	No Opt. Call	AAA	2,743,113
	Bonds, Series 2006B, 0.000%, 9/01/27
5,000	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	Aa2	3,623,700
	Obligation Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
2,500	Huntington Beach Union High School District, Orange County, California, General	No Opt. Call	Aa2	1,739,450
	Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 14,565	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/28 at 100.00	Aa3	$ 15,464,534
	Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)
5,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	11/31 at 100.00	N/R	4,870,700
	Airport, Subordinate Lien Series 2021D, 4.000%, 5/15/46 (AMT)
9,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/32 at 100.00	N/R	8,714,340
	Airport, Subordinate Lien Series 2022A, 4.000%, 5/15/49 (AMT)
2,000	Martinez Unified School District, Contra Costa County, California, General Obligation	8/24 at 100.00	AA (4)	2,155,240
	Bonds, Series 2011, 5.875%, 8/01/31 (Pre-refunded 8/01/24)
1,000	Mendocino-Lake Community College District, Mendocino and Lake Counties, California,	8/26 at 100.00	AA (4)	1,123,430
	General Obligation Bonds, Election 2006, Series 2011B, 5.600%, 8/01/31
	(Pre-refunded 8/01/26) – AGM Insured
10,000	Milpitas Municipal Financing Authority, California, Wastewater Revenue Bonds, Series	11/29 at 100.00	AA+	9,921,800
	2019, 4.000%, 11/01/49
2,335	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A,	10/28 at 100.00	BBB–	2,498,497
	5.000%, 10/01/42, 144A
	Mount San Antonio Community College District, Los Angeles County, California, General
	Obligation Bonds, Election of 2008, Series 2013A:
1,030	0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	1,119,301
2,320	0.000%, 8/01/43 (7)	8/35 at 100.00	Aa1	2,268,125
5,420	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,	No Opt. Call	A	6,737,927
	Series 2009B, 6.500%, 11/01/39
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,
	Series 2009C:
2,700	7.000%, 11/01/34	No Opt. Call	A	3,367,197
2,200	6.500%, 11/01/39	No Opt. Call	A	2,734,952
	North Orange County Community College District, California, General Obligation Bonds,
	Election of 2002 Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA+	7,052,000
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA+	3,689,143
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General	No Opt. Call	Aa3	9,904,915
	Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	A2	5,578,140
	Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
12,210	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	A2	15,026,603
	Appreciation, Election 2004 Series 2010A, 6.750%, 8/01/40
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%,	8/29 at 100.00	AA	6,280,050
	8/01/38 – AGC Insured
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	1,698,778
	Bonds, Series 2001B, 0.000%, 9/01/23 – AGM Insured
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AA+ (4)	9,643,540
	Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (AMT) (ETM)
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation	No Opt. Call	AA	2,706,816
	Bonds, Series 2003, 0.000%, 7/01/27 – AGM Insured
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds,	6/23 at 100.00	A (4)	212,923
	Series 2013A, 5.750%, 6/01/44 (Pre-refunded 6/01/23)
2,755	Sacramento City Unified School District, Sacramento County, California, General	No Opt. Call	A2	2,515,646
	Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
165	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District	9/25 at 100.00	N/R	171,423
	2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40
6,000	San Francisco Airport Commission, California, Revenue Bonds, San Francisco International	5/32 at 100.00	N/R	6,459,480
	Airport, Second Series 2022A, 5.000%, 5/01/52 (AMT)
50,510	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/28 at 100.00	A1	53,156,724
	International Airport, Second Series 2018D, 5.000%, 5/01/48 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco
	International Airport, Second Series 2019A:
$ 1,000	5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	$ 1,064,690
8,975	5.000%, 5/01/49 (AMT)	5/29 at 100.00	A1	9,508,115
8,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco	5/29 at 100.00	A1	8,460,960
	International Airport, Second Series 2019E, 5.000%, 5/01/50 (AMT)
2,700	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	1/25 at 100.00	BBB+	2,821,068
	Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road
	Revenue Bonds, Refunding Senior Lien Series 2014A:
6,630	5.000%, 1/15/44 (Pre-refunded 1/15/25)	1/25 at 100.00	A– (4)	7,071,558
3,160	5.000%, 1/15/50 (Pre-refunded 1/15/25)	1/25 at 100.00	A– (4)	3,370,456
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road	No Opt. Call	Baa2	7,044,473
	Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
9,750	San Luis Obispo County Community College District, California, General Obligation Bonds,	8/28 at 100.00	Aa2	9,848,670
	Election of 2014 Series 2018B, 4.000%, 8/01/43
5,760	San Ysidro School District, San Diego County, California, General Obligation Bonds,	8/25 at 34.92	AA	1,784,218
	Refunding Series 2015, 0.000%, 8/01/45
5,520	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series	2/28 at 100.00	AA	5,587,068
	2018, 4.000%, 8/01/42
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement
	Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
7,500	0.000%, 6/01/36	5/22 at 46.00	N/R	3,435,375
37,555	0.000%, 6/01/47	5/22 at 24.53	N/R	9,175,062
1,820	Southwestern Community College District, San Diego County, California, General	8/27 at 100.00	Aa2	1,832,594
	Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/42
1,800	Walnut Valley Unified School District, Los Angeles County, California, General	No Opt. Call	Aa1	1,536,084
	Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured
4,005	Wiseburn School District, Los Angeles County, California, General Obligation Bonds,	8/31 at 100.00	AA	4,041,686
	Series 2011B, 0.000%, 8/01/36 – AGM Insured (7)
598,473	Total California			540,523,620
	Colorado – 5.3% (3.2% of Total Investments)
1,500	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series	12/25 at 100.00	AA	1,615,620
	2015, 5.000%, 12/01/35 – BAM Insured
1,206	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding	5/22 at 103.00	N/R	1,228,818
	Series 2016A, 5.500%, 12/01/36
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General
	Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
775	6.000%, 12/01/37	12/22 at 103.00	N/R	772,621
2,320	6.125%, 12/01/47	12/22 at 103.00	N/R	2,320,951
685	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General	12/22 at 103.00	N/R	685,281
	Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A,
	6.125%, 12/01/47
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &
	Improvement Series 2017:
770	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	774,720
2,210	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	2,197,580
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds,	12/23 at 100.00	BBB	644,625
	Refunding Series 2013A, 6.000%, 12/01/38
938	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue	12/25 at 100.00	N/R	938,872
	Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37
9,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health	1/23 at 100.00	BBB+ (4)	9,536,169
	Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital	12/23 at 100.00	A+	$ 2,074,380
	Colorado Project, Series 2013A, 5.000%, 12/01/36
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,
	Series 2019A-2:
4,000	5.000%, 8/01/37	8/29 at 100.00	BBB+	4,348,560
8,335	5.000%, 8/01/38	8/29 at 100.00	BBB+	9,047,559
6,500	5.000%, 8/01/39	8/29 at 100.00	BBB+	7,045,155
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project,	12/22 at 100.00	A+	2,016,380
	Series 2012, 4.000%, 12/01/42
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	N/R (4)	606,709
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)
3,655	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/25 at 100.00	N/R (4)	3,924,849
	Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)
2,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax	12/23 at 103.00	N/R	2,148,784
	General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46
2,250	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1,	11/23 at 100.00	AA+	2,331,495
	5.000%, 11/15/38
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%,	11/22 at 100.00	AA– (4)	2,239,754
	11/15/32 (Pre-refunded 11/15/22)
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	11/23 at 100.00	A+	3,977,779
	2013B, 5.000%, 11/15/43
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado
	Urban Redevelopment Area, Series 2018A:
385	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	400,392
1,280	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,332,147
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation	No Opt. Call	A	4,665,200
	Series 2010A, 0.000%, 9/01/41
8,845	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	7,815,619
	9/01/26 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	5,992,359
11,100	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	8,138,076
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	7,041,900
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds,
	Series 2015:
475	5.500%, 12/01/30 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	485,436
180	5.250%, 12/01/34 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	183,697
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,125	5.750%, 12/01/30	12/24 at 100.00	N/R	1,117,429
1,000	6.000%, 12/01/38	12/24 at 100.00	N/R	935,230
825	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General	12/22 at 103.00	N/R	841,979
	Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.750%, 12/01/47
4,310	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds,	12/24 at 103.00	N/R	4,345,902
	Series 2019, 5.000%, 12/01/39
1,870	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported	12/25 at 100.00	A	1,963,276
	Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
500	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General	12/26 at 100.00	N/R	499,290
	Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45
972	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General	12/26 at 100.00	N/R	963,981
	Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45
55	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding	12/26 at 100.00	N/R	55,644
	Series 2016, 5.250%, 12/01/40

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 105	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds,	12/26 at 100.00	N/R	$ 106,529
	Refunding Series 2016, 5.250%, 12/01/40
118,441	Total Colorado			107,360,747
	Connecticut – 0.7% (0.4% of Total Investments)
9,775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield	7/30 at 100.00	A–	9,563,274
	University, Series 2020T, 4.000%, 7/01/55
5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health	6/26 at 100.00	AA–	5,304,900
	Credit Group, Series 2016CT, 5.000%, 12/01/45
14,775	Total Connecticut			14,868,174
	District of Columbia – 0.6% (0.3% of Total Investments)
10,935	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/27 at 100.00	Aa3	11,504,932
	Series 2017, 5.000%, 10/01/47 (AMT)
	Florida – 10.1% (6.1% of Total Investments)
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB	1,016,960
865	5.000%, 9/01/45	9/23 at 100.00	BBB	874,653
625	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds,	11/27 at 100.00	N/R	644,394
	Series 2016A, 5.375%, 11/01/36
665	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	5/26 at 100.00	N/R	668,797
	Bonds, Series 2016, 4.700%, 5/01/36
15,555	Brevard County Health Facilities Authority, Florida, Hospital Revenue Bonds, Health	4/32 at 100.00	N/R	16,580,541
	First Obligated Group, Series 2022A, 5.000%, 4/01/52
1,480	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	4/23 at 100.00	AA (4)	1,518,924
	Project, Series 2013A, 5.000%, 4/01/33 (Pre-refunded 4/01/23) – AGM Insured (AMT)
4,390	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments	7/25 at 100.00	CCC+	3,563,407
	Project, Series 2015A, 5.000%, 7/01/50
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment
	Bonds, Area 1 Project, Series 2016A-1:
120	5.250%, 11/01/37	11/28 at 100.00	N/R	123,334
155	5.600%, 11/01/46	11/28 at 100.00	N/R	160,636
	Downtown Doral Community Development District, Florida, Special Assessment Bonds,
	Series 2015:
555	5.250%, 5/01/35	5/26 at 100.00	N/R	562,770
615	5.300%, 5/01/36	5/26 at 100.00	N/R	624,268
955	5.500%, 5/01/45	5/26 at 100.00	N/R	969,201
1,305	5.500%, 5/01/46	5/26 at 100.00	N/R	1,323,923
16,520	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue	2/30 at 100.00	BBB+	15,215,416
	Bonds, Baptist Health Care Corporation Obligated, Series 2020A, 4.000%, 8/15/50
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown
	Doral Charter Upper School Project, Series 2017C:
1,115	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	1,160,726
3,385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	3,481,777
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida
	Charter Foundation Inc. Projects, Series 2016A:
1,420	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	1,423,110
1,465	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,469,556
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin
	Academies Inc., Series 2016A:
1,000	5.000%, 7/01/36	7/26 at 100.00	N/R	932,520
6,785	5.125%, 7/01/46	7/26 at 100.00	N/R	5,977,178

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,
	Renaissance Charter School Income Projects, Series 2015A:
$ 900	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	$ 944,127
560	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	585,161
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	9/27 at 100.00	N/R	122,539
	Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%, 9/15/40, 144A
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, The
	Florida Charter Educational Foundation Inc. Projects, Series 2016A:
1,015	6.250%, 6/15/36, 144A	6/26 at 100.00	N/R	1,093,246
2,475	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	2,643,622
10,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	10,243,400
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%,
	1/01/49 (AMT), 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
19,155	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	5/22 at 102.00	N/R	19,090,448
10,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	5/22 at 103.00	N/R	9,866,200
10,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	5/22 at 103.00	N/R	9,767,200
13,630	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail	5/22 at 102.50	N/R	13,511,828
	Expansion Project, Series 2021A-1, 6.750%, 12/01/56 (AMT) (Mandatory Put 8/15/23), 144A
320	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/26 at 100.00	N/R	321,962
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36
14,505	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series	10/29 at 100.00	Aa3	14,224,328
	2019A, 4.000%, 10/01/44 (AMT)
5,000	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds,	10/27 at 100.00	A1	5,240,750
	Priority Subordinated Series 2017A, 5.000%, 10/01/47 (AMT)
14,375	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds,	6/26 at 100.00	A–	15,444,356
	Refunding & Improvement Series 2016, 5.000%, 6/01/36
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International	10/24 at 100.00	A1 (4)	1,837,167
	Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40 (Pre-refunded 10/01/24) (AMT)
4,695	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer	10/24 at 100.00	A3	4,869,936
	Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44
2,490	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series	10/22 at 100.00	A+ (4)	2,526,030
	2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%,	10/22 at 100.00	AA– (4)	7,146,941
	10/01/42 (Pre-refunded 10/01/22)
2,140	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/26 at 100.00	N/R	2,243,041
	Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35
6,495	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando	4/32 at 100.00	N/R	6,240,396
	Health Obligated Group, Inc., Series 2022, 4.000%, 10/01/52
2,335	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 2014B,	10/24 at 100.00	AA+	2,439,094
	5.000%, 10/01/46
13,080	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist	8/29 at 100.00	AA–	12,871,243
	Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences	6/22 at 102.00	N/R	87,084
	of Boca Raton Project, Series 2014A, 7.250%, 6/01/34
1,745	Palm Beach County, Florida, Revenue Bonds, Provident Group – PBAU Properties LLC – Palm	4/29 at 100.00	Ba1	1,771,384
	Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A
545	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	11/26 at 100.00	N/R	548,444
	Project, Series 2016, 5.000%, 11/01/46

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue
	Bonds, Assessment Area 2, Series 2016:
$ 145	4.750%, 11/01/28	11/27 at 100.00	N/R	$ 147,535
265	5.375%, 11/01/36	11/27 at 100.00	N/R	271,381
365	South Village Community Development District, Clay County, Florida, Capital Improvement	5/26 at 100.00	A	357,153
	Revenue Bonds, Refunding Series 2016A1, 3.625%, 5/01/35
	South Village Community Development District, Clay County, Florida, Capital Improvement
	Revenue Bonds, Refunding Series 2016A2:
100	4.350%, 5/01/26	No Opt. Call	N/R	101,044
100	4.875%, 5/01/35	5/26 at 100.00	N/R	101,419
1,350	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,400,017
	Florida Health Alliance Projects, Series 2014A, 5.125%, 7/01/34
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	5/22 at 100.00	N/R	1
	Series 2007-3, 6.650%, 5/01/40 (5)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	140,836
	Series 2015-2, 6.610%, 5/01/40 (7)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	2
	Series 2015-3, 6.610%, 5/01/40 (5)
300	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds,	11/27 at 100.00	N/R	308,241
	Series 2016A-1, 5.375%, 11/01/37
207,550	Total Florida			206,799,647
	Georgia – 0.8% (0.5% of Total Investments)
2,725	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium	7/25 at 100.00	A1	2,897,193
	Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
1,545	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	Aa2	1,575,004
	FGIC Insured
840	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for	6/27 at 100.00	N/R	863,612
	Classical Education, Series 2017, 5.875%, 6/15/47, 144A
1,070	Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series 2019A,	5/29 at 100.00	A3	1,125,266
	5.000%, 5/15/43
3,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life	11/27 at 100.00	Ba3	3,041,670
	University, Inc. Project, Refunding Series 2017A, 5.000%, 11/01/47, 144A
2,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia	6/24 at 100.00	A–	2,681,195
	Power Company – Scherer Plant, First Series 1995, 2.250%, 7/01/25
4,010	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds,	7/25 at 100.00	A	4,204,244
	Series 2015A, 5.000%, 7/01/60
15,940	Total Georgia			16,388,184
	Guam – 0.0% (0.0% of Total Investments)
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/23 at 100.00	A– (4)	839,994
	2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)
	Hawaii – 0.2% (0.1% of Total Investments)
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	AA–	3,094,980
	Health Obligated Group, Series 2013A, 5.500%, 7/01/43
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB	1,208,088
	University, Series 2013A, 6.625%, 7/01/33
4,175	Total Hawaii			4,303,068
	Idaho – 0.1% (0.1% of Total Investments)
1,175	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project,	9/26 at 100.00	BB+	1,243,173
	Refunding Series 2016, 5.000%, 9/01/37

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$ 595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	A3	$ 601,337
	Mitigation Series 2012A, 5.000%, 9/01/32
1,770	Total Idaho			1,844,510
	Illinois – 27.6% (16.6% of Total Investments)
50,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	54,427,000
	Series 2016, 6.000%, 4/01/46
8,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/22 at 100.00	BB	8,597,410
	Refunding Series 2012B, 5.000%, 12/01/33
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	9,657,144
	Refunding Series 2017B, 7.000%, 12/01/42, 144A
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,
	Series 2016A:
1,800	7.000%, 12/01/26	12/25 at 100.00	BB	2,020,086
51,780	7.000%, 12/01/44	12/25 at 100.00	BB	57,071,398
6,210	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	7,102,998
	Series 2017A, 7.000%, 12/01/46, 144A
450	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%,	No Opt. Call	Baa2	382,824
	12/01/26 – NPFG Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1998B-1:
1,715	0.000%, 12/01/26 – NPFG Insured	No Opt. Call	Baa2	1,458,985
1,765	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	Baa2	1,258,198
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated
	Tax Revenues, Series 1999A:
2,585	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	Baa2	2,108,843
8,565	0.000%, 12/01/31 – NPFG Insured	No Opt. Call	Baa2	5,810,496
2,430	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien	12/29 at 100.00	A+	2,606,661
	Series 2020A, 5.000%, 12/01/45
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
25,755	0.000%, 1/01/29 – NPFG Insured	No Opt. Call	BBB+	20,145,561
8,765	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB+	5,441,575
17,310	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB+	9,275,910
670	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series	1/25 at 100.00	BBB+	707,922
	2002B, 5.500%, 1/01/31
2,695	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A,	1/24 at 100.00	BBB+	2,772,751
	5.000%, 1/01/35
13,205	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A,	1/27 at 100.00	BBB+	14,460,003
	6.000%, 1/01/38
2,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	BBB+	2,108,060
	5.500%, 1/01/40
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E:
10,115	5.500%, 1/01/35	1/25 at 100.00	BBB+	10,675,068
5,890	5.500%, 1/01/42	1/25 at 100.00	BBB+	6,201,286
765	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB+	800,029
1,610	Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30	No Opt. Call	AA	1,224,292
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,000	5.500%, 1/01/35	1/25 at 100.00	BBB+	1,055,370
9,800	5.500%, 1/01/39	1/25 at 100.00	BBB+	10,335,276
3,095	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal	6/22 at 100.00	AA–	3,106,916
	Property Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
800	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools	12/25 at 100.00	N/R	841,240
	Belmont School Project, Series 2015A, 5.500%, 12/01/30, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 2,675	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A,	12/25 at 100.00	BBB+	$ 2,797,675
	5.000%, 12/01/37
845	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding	9/26 at 100.00	A–	894,703
	Series 2016, 5.000%, 9/01/46
20,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series	1/28 at 100.00	AA+	21,891,800
	2017A, 5.000%, 7/15/42
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	429,832
905	6.000%, 7/01/43	7/23 at 100.00	A–	941,960
1,050	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	A3	1,099,350
	Refunding Series 2015C, 5.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
300	5.000%, 10/01/46 (UB)	10/25 at 100.00	AA+	318,144
2,700	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB)	10/25 at 100.00	N/R (4)	2,917,809
	Illinois State, General Obligation Bonds, April Series 2014:
6,165	5.000%, 4/01/38	4/24 at 100.00	BBB	6,353,896
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB	5,091,600
	Illinois State, General Obligation Bonds, February Series 2014:
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB	4,217,178
2,200	5.250%, 2/01/32	2/24 at 100.00	BBB	2,260,852
2,435	5.250%, 2/01/33	2/24 at 100.00	BBB	2,499,406
6,000	5.000%, 2/01/39	2/24 at 100.00	BBB	6,100,740
1,785	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB	1,943,222
	Illinois State, General Obligation Bonds, November Series 2016:
3,100	5.000%, 11/01/35	11/26 at 100.00	BBB	3,220,435
3,000	5.000%, 11/01/37	11/26 at 100.00	BBB	3,105,690
2,400	5.000%, 11/01/40	11/26 at 100.00	BBB	2,477,208
5,795	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB	6,190,335
3,800	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB	4,102,366
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB	5,372,450
5,350	Illinois State, General Obligation Bonds, Refunding April Series 2019B, 5.125%, 9/01/26	No Opt. Call	BBB	5,753,925
27,215	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB	27,997,703
7,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	7,352,515
	5.000%, 1/01/38
2,755	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	2,908,288
	5.000%, 1/01/40
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	1/23 at 100.00	AA–	591,724
	2015-XF0052, 16.425%, 1/01/38, 144A (IF)
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation	No Opt. Call	Aa2	2,398,000
	Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured
13,785	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB+	13,840,278
	Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	BBB+	2,510,025
	Bonds, Refunding Series 2012B, 5.000%, 6/15/52
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/25 at 100.00	BBB+	5,547,474
	Bonds, Refunding Series 2015B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2020A:
15,000	4.000%, 6/15/50	12/29 at 100.00	BBB+	13,809,750
7,945	5.000%, 6/15/50	12/29 at 100.00	BBB+	8,252,471

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Series 2015A:
$ 23,110	0.000%, 12/15/52	No Opt. Call	BBB+	$ 4,441,280
2,455	5.000%, 6/15/53	12/25 at 100.00	BBB+	2,522,046
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AA	17,168,850
	Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 –
	AGM Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Refunding Series 1998A:
145	5.500%, 6/15/29 (Pre-refunded 6/15/25) – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	155,724
2,680	5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BBB+	2,908,872
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place
	Expansion Project, Series 2002A:
2,195	5.700%, 6/15/24 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	2,228,035
7,305	5.700%, 6/15/24	6/22 at 101.00	BBB+	7,414,940
8,400	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	BBB+	5,912,592
7,940	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BBB+	4,943,365
450	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BBB+	259,879
12,500	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BBB+	7,037,000
10,620	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BBB+	5,827,513
11,505	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BBB+	5,991,459
65,000	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BBB+	30,401,800
38,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	BBB+	16,299,379
3,720	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BBB+	1,503,922
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana
	College, Series 2012:
480	5.000%, 10/01/25	10/22 at 100.00	Baa1	482,832
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	402,220
11,690	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series	1/28 at 100.00	AA–	12,657,231
	2018A, 5.000%, 1/01/37
3,815	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US	8/22 at 100.00	B	3,829,421
	Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A–	1,649,710
	6.000%, 10/01/32
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	10,805,086
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
687,985	Total Illinois			561,685,262
	Indiana – 3.4% (2.0% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA	1,854,489
2,705	0.000%, 2/01/25	No Opt. Call	AA	2,483,920
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown	No Opt. Call	AA+	4,215,464
	Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
1,230	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	8/22 at 100.00	B	1,234,649
	Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project,	5/23 at 100.00	A (4)	1,867,508
	Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)
9,300	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A,	10/23 at 100.00	N/R (4)	9,656,190
	5.000%, 10/01/44 (Pre-refunded 10/01/23)
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
5,380	5.000%, 7/01/44 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	A– (4)	5,529,779
5,100	5.000%, 7/01/48 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	A– (4)	5,241,984
5,370	5.250%, 1/01/51 (Pre-refunded 7/01/23) (AMT)	7/23 at 100.00	A– (4)	5,534,752

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project,	10/24 at 100.00	AA	$ 13,530,270
	First Lien Series 2014A, 5.000%, 10/01/44
5,100	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project	1/30 at 100.00	A1	5,540,997
	Revenue Bonds, Series 2019I-1, 5.000%, 1/01/44
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%,	No Opt. Call	AA	8,977,800
	2/01/26 – AMBAC Insured
1,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project,	4/24 at 102.00	N/R	930,200
	Series 2016, 5.750%, 4/01/36
1,250	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project,	11/23 at 100.00	N/R	1,292,188
	Series 2013, 7.250%, 11/01/43 (AMT)
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	1/24 at 100.00	N/R	871,068
	2013, 7.000%, 1/01/44 (AMT)
68,430	Total Indiana			68,761,258
	Iowa – 1.3% (0.8% of Total Investments)
21,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/29 at 103.00	N/R	21,841,633
	Company Project, Refunding Series 2022, 5.000%, 12/01/50 (WI/DD, Settling 5/17/22)
1,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	1,324,653
	Company Project, Series 2013, 5.250%, 12/01/25
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 103.00	BB–	1,787,548
	Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)
1,900	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa	9/23 at 100.00	N/R (4)	1,971,725
	University Project, Series 2012, 5.000%, 9/01/43 (Pre-refunded 9/01/23)
26,390	Total Iowa			26,925,559
	Kansas – 0.1% (0.1% of Total Investments)
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health	5/22 at 100.00	AA	2,004,200
	System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28
	Kentucky – 2.2% (1.3% of Total Investments)
	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016:
5,000	5.375%, 2/01/36	2/26 at 100.00	BBB–	5,329,950
435	5.500%, 2/01/44	2/26 at 100.00	BBB–	463,323
2,355	Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2022A,	1/32 at 100.00	N/R	2,263,791
	4.700%, 1/01/52 (AMT)
	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue
	Bonds, Rosedale Green Project, Refunding Series 2015:
500	5.750%, 11/15/45	11/25 at 100.00	N/R	452,315
2,250	5.750%, 11/15/50	11/25 at 100.00	N/R	1,997,730
19,575	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health,	8/29 at 100.00	BBB+	20,975,787
	Series 2019A-2, 5.000%, 8/01/49
5,070	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky	7/25 at 100.00	BBB+	5,338,101
	Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown
	Crossing Project, Convertible Capital Appreciation First Tier Series 2013C:
1,335	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa2	1,462,853
2,295	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa2	2,521,700
	Kentucky Public Transportation Infrastructure Authority, Toll Revenue Bonds, Downtown
	Crossing Project, First Tier Series 2013A:
3,080	5.750%, 7/01/49 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	3,206,434
615	6.000%, 7/01/53 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	641,857
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A+	216,277
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29
42,725	Total Kentucky			44,870,118

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 3.6% (2.2% of Total Investments)
$ 5,000	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/27 at 100.00	A	$ 5,398,600
	Project, Refunding Series 2017, 5.000%, 5/15/46
51,525	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation	5/30 at 100.00	A	49,567,050
	Project, Series 2020A, 4.000%, 5/15/49
6,400	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	6,533,248
	(US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries
	of Our Lady Health System, Refunding Series 2015A:
10	5.000%, 7/01/39 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (4)	10,772
1,450	5.000%, 7/01/39	7/25 at 100.00	A	1,536,507
1,060	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter	12/23 at 100.00	N/R	1,089,903
	Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
2,235	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series	7/23 at 100.00	A2	2,305,023
	2013A, 5.000%, 7/01/36
5,100	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/25 at 100.00	A2	5,230,764
	Project, Series 2015B, 5.000%, 1/01/45 (AMT)
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%,	6/24 at 100.00	A (4)	2,698,214
	6/01/44 (Pre-refunded 6/01/24)
75,340	Total Louisiana			74,370,081
	Maine – 0.4% (0.2% of Total Investments)
4,965	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine	7/26 at 100.00	BBB	5,180,133
	Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/46
2,750	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth	7/28 at 100.00	A+	3,020,573
	Issue, Series 2018A, 5.000%, 7/01/43
7,715	Total Maine			8,200,706
	Maryland – 0.6% (0.3% of Total Investments)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt	5/22 at 100.00	N/R	1,200,000
	Conference Center, Series 2006A, 2.500%, 12/01/31 (5)
7,145	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/27 at 100.00	Baa3	7,699,666
	Healthcare, Series 2016A, 5.500%, 1/01/46
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula	7/24 at 100.00	A (4)	2,105,420
	Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45 (Pre-refunded 7/01/24)
355	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds,	1/26 at 100.00	N/R	365,008
	Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A
11,500	Total Maryland			11,370,094
	Massachusetts – 0.9% (0.6% of Total Investments)
475	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue,	7/25 at 100.00	BBB	495,354
	Green Bonds, Series 2015D, 5.000%, 7/01/44
1,525	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	BBB+	1,551,596
	4.500%, 1/01/45
12,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J,	7/24 at 100.00	AA	12,141,399
	Series 2016, 3.500%, 7/01/33 (AMT)
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior	5/23 at 100.00	AAA	4,699,354
	Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)
19,490	Total Massachusetts			18,887,703
	Michigan – 1.5% (0.9% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds,
	Refunding Series 2013:
795	6.000%, 10/01/33	10/23 at 100.00	N/R	794,292
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	1,213,300

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 14,020	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and	No Opt. Call	Aa1	$ 15,788,343
	Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)
1,930	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA– (4)	1,942,468
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)
5	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A,	5/22 at 100.00	A+	5,006
	4.500%, 7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B,	No Opt. Call	A+	3,330,030
	5.500%, 7/01/29 – NPFG Insured
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B,	5/22 at 100.00	A+	5,014
	5.000%, 7/01/36 – FGIC Insured
2,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson	7/24 at 100.00	AA	2,090,360
	Healthcare, Series 2014A, 5.000%, 7/01/47
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	A+	1,044,960
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 –
	NPFG Insured
1,350	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco	12/30 at 100.00	BBB	1,442,110
	Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne	12/22 at 100.00	A1	2,025,460
	County Airport, Series 2012A, 5.000%, 12/01/37
27,355	Total Michigan			29,681,343
	Minnesota – 0.9% (0.5% of Total Investments)
700	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy	7/24 at 102.00	N/R	710,185
	Project,Series 2016A, 5.000%, 7/01/47
1,500	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 102.00	BB+	1,534,785
	Academy, Series 2014A, 5.750%, 8/01/44
795	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project,	7/24 at 102.00	N/R	806,265
	Series 2016A, 5.000%, 7/01/36
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue
	Bonds, Hmong College Prep Academy Project, Series 2016A:
750	5.750%, 9/01/46	9/26 at 100.00	BB+	784,935
4,000	6.000%, 9/01/51	9/26 at 100.00	BB+	4,217,160
5,265	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue	7/25 at 100.00	A	5,570,949
	Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/33
4,250	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	5/22 at 100.00	N/R	4,253,485
	Project, Series 2007-1, 5.000%, 8/01/36
17,260	Total Minnesota			17,877,764
	Missouri – 3.8% (2.3% of Total Investments)
1,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit	10/22 at 100.00	Aa2 (4)	1,420,258
	Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
	(Pre-refunded 10/01/22)
960	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities	3/23 at 103.00	BBB–	1,011,254
	Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation
	Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
17,450	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	18,395,790
15,500	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	16,181,535
135	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward	4/26 at 100.00	N/R	123,228
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46, 144A
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,	No Opt. Call	AA–	9,769,309
	Improvement Series 2004B-1, 0.000%, 4/15/29 – AMBAC Insured

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 650	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue	2/28 at 100.00	N/R	$ 559,800
	Bonds, Convention Center Hotel Project – TIF Financing, Series 2018B, 5.000%, 2/01/40, 144A
1,000	Liberty Public School District 53, Clay County, Missouri, Lease Participation	5/22 at 100.00	AA–	1,002,590
	Certificates, School Boards Association, Series 2014, 5.000%, 4/01/31
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,205	5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,193,974
3,810	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	3,615,195
3,695	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	3,497,170
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue
	Bonds, Kansas City University of Medicine and Biosciences, Series 2013A:
1,590	5.000%, 6/01/30	6/23 at 100.00	A1	1,638,988
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	2,782,593
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	5/23 at 100.00	BBB	685,196
	Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue	10/23 at 100.00	A+	523,771
	Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2013A:
50	5.000%, 11/15/44	11/23 at 100.00	A2	51,666
6,930	5.000%, 11/15/48	11/23 at 100.00	A2	7,146,147
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/24 at 100.00	A+	2,105,060
	Mercy Health, Series 2014F, 5.000%, 11/15/45
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue
	Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
1,275	5.000%, 11/15/41	11/25 at 100.00	N/R	1,295,170
1,105	5.000%, 11/15/46	11/25 at 100.00	N/R	1,117,807
430	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship	9/23 at 100.00	BB+	438,785
	Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint
	Andrew’s Resources for Seniors, Series 2015A:
450	5.000%, 12/01/35	12/25 at 100.00	N/R	459,878
130	5.125%, 12/01/45	12/25 at 100.00	N/R	132,094
865	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue	3/23 at 103.00	BBB–	910,585
	Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
700	The Industrial Development Authority of the City of Saint Louis, Missouri, Development	11/26 at 100.00	N/R	569,646
	Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A,
	4.750%, 11/15/47
77,205	Total Missouri			76,627,489
	Nebraska – 0.6% (0.4% of Total Investments)
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A	607,991
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna
	Rehabilitation Hospital Project, Series 2014:
1,930	5.000%, 5/15/27	5/24 at 100.00	A–	2,014,148
3,000	5.000%, 5/15/36	5/24 at 100.00	A–	3,124,740
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
4,070	5.000%, 11/01/45	11/25 at 100.00	A	4,266,418
2,110	5.000%, 11/01/48	11/25 at 100.00	A	2,203,368
11,690	Total Nebraska			12,216,665

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada – 0.2% (0.1% of Total Investments)
$ 4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series	12/24 at 100.00	Aa1	$ 4,212,320
	2015, 5.000%, 6/01/39
	New Jersey – 6.5% (3.9% of Total Investments)
365	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control	No Opt. Call	BBB– (4)	379,016
	Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT) (ETM)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,131,416
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (AMT)
17,580	New Jersey Economic Development Authority, School Facilities Construction Bonds,	12/26 at 100.00	Baa1 (4)	19,855,028
	Refunding Series 2016BBB, 5.500%, 6/15/31 (Pre-refunded 12/15/26)
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 2016AAA:
1,000	5.000%, 6/15/36	12/26 at 100.00	Baa1	1,066,860
10,000	5.000%, 6/15/41	12/26 at 100.00	Baa1	10,560,800
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	Baa1	2,126,520
	2017DDD, 5.000%, 6/15/35
15,040	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	12/28 at 100.00	Baa1	15,718,153
	2018EEE, 5.000%, 6/15/48
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,	7/23 at 100.00	BBB+ (4)	1,157,710
	Series 2013D, 5.000%, 7/01/33 (Pre-refunded 7/01/23)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	5/22 at 100.00	BB+	600,984
	Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas	7/31 at 100.00	AA–	4,051,500
	Health Obligated Group, Series 2021A, 3.000%, 7/01/51
405	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University	7/25 at 100.00	AA	422,358
	Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
5,600	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A,	No Opt. Call	A3	5,842,256
	4.000%, 6/01/32
2,880	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series	12/31 at 100.00	N/R	2,770,906
	2022BB, 4.000%, 6/15/42
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital
	Appreciation Series 2010A:
3,130	0.000%, 12/15/28	No Opt. Call	Baa1	2,435,203
3,000	0.000%, 12/15/31	No Opt. Call	Baa1	2,031,780
12,715	0.000%, 12/15/33	No Opt. Call	Baa1	7,766,322
610	0.000%, 12/15/34	No Opt. Call	Baa1	354,026
2,480	0.000%, 12/15/40	No Opt. Call	Baa1	1,039,963
10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	AA	6,341,800
	Series 2006C, 0.000%, 12/15/33 – AGM Insured
19,175	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	Baa1	10,564,083
	2008A, 0.000%, 12/15/35
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	Baa1	6,662,550
	2009A, 0.000%, 12/15/39
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/24 at 100.00	Baa1	5,246,700
	2009C, 5.250%, 6/15/32
6,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/25 at 100.00	Baa1	6,537,276
	2015AA, 5.000%, 6/15/45
6,135	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/30 at 100.00	Baa1	5,715,979
	2020AA, 4.000%, 6/15/50
1,595	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BBB+	1,676,425
	Bonds, Series 2018A, 5.000%, 6/01/46
10,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	10,441,200
	Bonds, Series 2018B, 5.000%, 6/01/46
157,835	Total New Jersey			132,496,814

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Mexico – 0.2% (0.1% of Total Investments)
$ 4,185	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	8/29 at 100.00	AA	$ 4,681,927
	Healthcare Services, Series 2019A, 5.000%, 8/01/44
	New York – 18.3% (11.0% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
3,400	0.000%, 7/15/44	No Opt. Call	Ba1	1,222,776
12,020	0.000%, 7/15/46	No Opt. Call	Ba1	3,877,652
450	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue	7/25 at 100.00	BBB	460,886
	Bonds, Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
200	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College	11/24 at 100.00	BB	206,140
	of New York, Series 2014, 5.000%, 11/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, New School University,
	Series 2015A:
220	5.000%, 7/01/50 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (4)	236,636
2,950	5.000%, 7/01/50	7/25 at 100.00	A3	3,094,196
15,270	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of	12/26 at 100.00	BB–	15,584,409
	Aeronautics & Technology, Series 2016A, 5.500%, 12/01/46, 144A
5,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/31 at 100.00	AA+	5,033,200
	General Purpose, Series 2021A, 4.000%, 3/15/39
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	General Purpose, Series 2021E:
7,000	4.000%, 3/15/42	3/32 at 100.00	N/R	7,015,610
5,000	4.000%, 3/15/47	3/32 at 100.00	N/R	4,968,000
81,270	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	5/22 at 17.25	N/R	10,015,715
	Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/24 at 100.00	A	3,160,770
	2014A, 5.000%, 9/01/39
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
135	5.000%, 9/01/42	9/22 at 100.00	A	136,407
1,990	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	2,013,303
3,875	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	3,920,376
6,280	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	6,637,646
	Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
4,210	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/26 at 100.00	A3	4,453,843
	Green Series 2016B, 5.000%, 11/15/34
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/25 at 100.00	A3	1,044,450
	Series 2015F, 5.000%, 11/15/35
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	5/28 at 100.00	A3	5,334,200
	Series 2017D, 5.000%, 11/15/32
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	5/23 at 100.00	A3	2,551,550
	2013A, 5.000%, 11/15/38
6,095	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	11/23 at 100.00	A3	6,266,087
	2013D, 5.000%, 11/15/38
3,965	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/30 at 100.00	N/R	3,901,798
	General Resolution Revenue Bonds, Fiscal 2020 Series DD-1, 4.000%, 6/15/50
16,895	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/30 at 100.00	N/R	16,857,324
	General Resolution Revenue Bonds, Fiscal 2021 Series AA-2, 4.000%, 6/15/43
19,750	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/30 at 100.00	AA+	19,435,185
	General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 4.000%, 6/15/50
2,035	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/31 at 100.00	AA+	1,999,530
	General Resolution Revenue Bonds, Fiscal 2022 Series AA-1, 4.000%, 6/15/51

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 13,375	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/31 at 100.00	N/R	$ 13,144,014
	General Resolution Revenue Bonds, Fiscal 2022 Series CC-1, 4.000%, 6/15/52
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/28 at 100.00	AA	5,347,500
	Fiscal 2019 Subseries S-1, 5.000%, 7/15/45
4,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds,	7/28 at 100.00	AA	4,842,664
	Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	5/23 at 100.00	AAA	10,245,400
	Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
10,000	New York City, New York, Educational Construction Fund Revenue Bonds, Series 2021B,	4/31 at 100.00	AA–	10,860,100
	5.000%, 4/01/52
5,750	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C, 5.000%, 8/01/43	8/30 at 100.00	AA	6,321,435
4,525	New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1,	8/31 at 100.00	AA	4,520,384
	4.000%, 8/01/50
63,090	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	63,760,647
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
5,200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,324,956
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
5,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations,	1/26 at 100.00	A2	5,284,100
	Series 2016A, 5.000%, 1/01/51
	New York Transportation Development Corporation, New York, Special Facilities Bonds,
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,800	4.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	1,740,420
10,680	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	11,011,507
16,810	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	17,332,623
29,150	5.250%, 1/01/50 (AMT)	7/24 at 100.00	BBB	30,001,471
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding
	Series 2016:
2,565	5.000%, 8/01/26 (AMT)	5/22 at 100.00	B	2,550,277
16,200	5.000%, 8/01/31 (AMT)	5/22 at 100.00	B	16,021,638
4,530	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B	4,790,203
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020,
	5.250%, 8/01/31 (AMT)
4,350	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	1/28 at 100.00	Baa3	4,574,938
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%,
	1/01/31 (AMT)
2,100	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	10/30 at 100.00	Baa3	2,224,803
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 5.000%,
	10/01/35 (AMT)
10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	4/27 at 100.00	Aa3	11,021,100
	Series 2017, 5.250%, 10/15/57
14,500	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	6/31 at 27.72	N/R	1,644,300
	Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds,	5/25 at 100.00	AA–	2,640,150
	Refunding Series 2015A, 5.000%, 11/15/50
7,570	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior	5/32 at 100.00	N/R	8,301,868
	Lien Series 2022 A, 5.000%, 5/15/57
458,645	Total New York			372,934,187

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina – 0.2% (0.1% of Total Investments)
$ 3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A+ (4)	$ 3,347,751
	Refunding Series 2012A, 5.000%, 10/01/31 (Pre-refunded 10/01/22)
	North Dakota – 2.2% (1.3% of Total Investments)
2,500	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System	12/31 at 100.00	Baa2	2,365,900
	Obligated Group, Series 2021, 4.000%, 12/01/51
39,670	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series	6/28 at 100.00	BBB–	41,811,783
	2017C, 5.000%, 6/01/53
42,170	Total North Dakota			44,177,683
	Ohio – 2.7% (1.6% of Total Investments)
8,015	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	7,508,452
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48
20,215	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	19,690,219
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
2,550	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	2,303,491
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29
	(Mandatory Put 9/15/21)
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	1,250
	FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (5)
7,045	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series	1/30 at 100.00	A	6,853,799
	2020A, 4.000%, 1/15/50
2,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure Commission	2/23 at 100.00	Aa3	2,048,260
	Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.250%, 2/15/33
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	3,750
	Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (5)
13,350	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	13,361,481
	Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
2,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	2,502,150
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
59,675	Total Ohio			54,272,852
	Oklahoma – 2.6% (1.6% of Total Investments)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine
	Project, Series 2018B:
3,515	5.250%, 8/15/43	8/28 at 100.00	Baa3	3,639,044
11,870	5.250%, 8/15/48	8/28 at 100.00	Baa3	12,248,178
10,570	5.500%, 8/15/52	8/28 at 100.00	Baa3	11,130,210
22,735	5.500%, 8/15/57	8/28 at 100.00	Baa3	23,889,256
2,055	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA (4)	2,122,466
	5.375%, 6/01/33 (Pre-refunded 6/01/23) (AMT)
50,745	Total Oklahoma			53,029,154
	Pennsylvania – 5.6% (3.4% of Total Investments)
380	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental	8/22 at 100.00	B	381,436
	Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%,
	8/01/42 (AMT)
1,355	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/27 at 100.00	Ba3	1,412,669
	Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A
10,650	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	10,659,691
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35
	(Mandatory Put 7/01/22)
32,785	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	40,981
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (5)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,030	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	$ 837,720
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue
	Bonds, Tower Health Project, Series 2017:
16,975	5.000%, 11/01/47	11/27 at 100.00	BB–	16,708,662
6,695	5.000%, 11/01/50	11/27 at 100.00	BB–	6,530,370
2,950	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master	6/28 at 100.00	A1	3,185,616
	Settlement, Series 2018, 5.000%, 6/01/35
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran
	Social Ministries Project, Series 2015:
205	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (4)	218,028
845	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (4)	898,700
1,030	5.000%, 1/01/38	1/25 at 100.00	N/R	1,068,079
6,335	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds,	2/27 at 100.00	AA–	6,788,903
	Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45
27,855	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds,	4/30 at 100.00	AA–	26,962,247
	Geisinger Health System, Series 2020A, 4.000%, 4/01/50
3,435	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health,	11/29 at 100.00	A+	3,638,902
	Series 2021, 5.000%, 11/01/51
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
6,190	5.250%, 1/15/36 (Pre-refunded 1/15/25)	1/25 at 100.00	Ba1 (4)	6,603,987
3,535	5.250%, 1/15/45 (Pre-refunded 1/15/25)	1/25 at 100.00	Ba1 (4)	3,771,421
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	5/22 at 100.00	N/R	397,030
	Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23
893	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue	No Opt. Call	N/R	160,790
	Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23
	(cash 5.000%, PIK 5.000%)
4,135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	4,194,503
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)
11,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	Caa1	7,715,402
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,085	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,134,346
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (AMT)
5,660	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1,	6/25 at 100.00	A+	5,955,792
	5.000%, 12/01/45
3,170	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1,	12/25 at 100.00	A3	3,341,212
	5.000%, 12/01/46
1,255	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,	5/24 at 100.00	BB+	1,197,722
	Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28
152,404	Total Pennsylvania			113,804,209
	Puerto Rico – 6.4% (3.8% of Total Investments)
1,804	Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged From Cusip	No Opt. Call	N/R	438,866
	74529JAP0, 0.000%, 8/01/54
26,925	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	7/30 at 100.00	N/R	28,013,578
	2020A, 5.000%, 7/01/47, 144A
250	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	No Opt. Call	N/R	266,530
	2021A, 5.000%, 7/01/28, 144A
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
1,595	5.000%, 7/01/28, 144A	No Opt. Call	N/R	1,700,461
5,785	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	5,447,908
5,255	4.000%, 7/01/47, 144A	7/31 at 100.00	N/R	4,802,177

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	N/R	$ 221,835
	5.500%, 7/01/29 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
34,062	0.000%, 7/01/46	7/28 at 41.38	N/R	9,606,506
62,339	5.000%, 7/01/58	7/28 at 100.00	N/R	64,050,829
493	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable	7/28 at 100.00	N/R	494,336
	Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
16,402	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%, 7/01/46	7/31 at 103.00	N/R	14,429,659
155,125	Total Puerto Rico			129,472,685
	Rhode Island – 0.2% (0.1% of Total Investments)
21,570	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/22 at 16.93	CCC–	3,359,312
	Bonds, Series 2007A, 0.000%, 6/01/52
	South Carolina – 2.7% (1.7% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
1,220	0.000%, 1/01/23 – FGIC Insured	No Opt. Call	A–	1,203,030
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	16,626,371
5,560	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	4,148,761
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	N/R	10,405,400
	Improvement Series 2015A, 5.000%, 12/01/50
7,110	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	12/30 at 100.00	A	7,078,218
	Improvement Series 2020A, 4.000%, 12/01/42
6,895	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	6/32 at 100.00	N/R	6,917,478
	Series 2022B, 4.000%, 12/01/39
9,155	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	N/R	9,567,158
	2014A, 5.500%, 12/01/54
61,510	Total South Carolina			55,946,416
	South Dakota – 0.2% (0.1% of Total Investments)
4,455	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	AA–	4,632,443
	Series 2014B, 5.000%, 11/01/44
	Tennessee – 1.2% (0.8% of Total Investments)
8,890	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	1/23 at 100.00	BBB+ (4)	9,078,557
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)
4,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	8/29 at 100.00	BBB+	3,821,840
	CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
1,665	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds,	8/29 at 100.00	BBB+	1,795,536
	CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
2,395	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds,	10/24 at 100.00	BBB	2,520,211
	Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44
2,540	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities	6/27 at 100.00	N/R	1,778,000
	Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 0.000%,
	6/15/37, 144A (5)
5,830	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate	7/30 at 100.00	A2	6,265,734
	Series 2019A, 5.000%, 7/01/54
25,320	Total Tennessee			25,259,878
	Texas – 13.3% (8.0% of Total Investments)
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education, Series 2016A:
165	5.000%, 12/01/36	12/26 at 100.00	BBB–	171,951
130	5.000%, 12/01/46	12/26 at 100.00	BBB–	133,841
760	5.000%, 12/01/51	12/26 at 100.00	BBB–	781,455

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 885	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	9/23 at 103.00	N/R	$ 904,656
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
750	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	9/23 at 103.00	N/R	767,010
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage
	Revenue Bonds, Refunding & Improvement Series 2015:
3,135	5.250%, 12/01/35	12/25 at 100.00	BB	3,237,326
3,340	5.000%, 12/01/40	12/25 at 100.00	BB	3,384,222
1,005	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement	3/23 at 103.00	N/R	1,008,166
	District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
1,775	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement	3/23 at 103.00	N/R	1,776,100
	District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015,
	8.250%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,000	5.000%, 1/01/40 (Pre-refunded 7/01/25)	7/25 at 100.00	A– (4)	2,154,400
3,625	5.000%, 1/01/45 (Pre-refunded 7/01/25)	7/25 at 100.00	A– (4)	3,904,850
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds,
	Improvement Area 1 Project, Series 2016:
530	6.250%, 9/01/35	9/23 at 103.00	N/R	556,511
505	6.500%, 9/01/46	9/23 at 103.00	N/R	530,028
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series	11/22 at 100.00	A1 (4)	4,065,080
	2013C, 5.000%, 11/01/38 (Pre-refunded 11/01/22) (AMT)
1,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	1,008,390
	Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier	10/23 at 100.00	A+	2,397,578
	Series 2013A, 5.125%, 10/01/43
17,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	10/23 at 100.00	AA (4)	17,697,850
	Lien Series 2013B, 5.250%, 10/01/51 (Pre-refunded 10/01/23)
4,410	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate	4/28 at 100.00	AA+	4,738,942
	Lien Series 2018A. Tela Supported, 5.000%, 10/01/48
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender	10/23 at 100.00	AA (4)	1,311,502
	Option Bond Trust 2015-XF0228, 17.242%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (8)
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	5/22 at 100.00	B3	9,999,500
	Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)
3,480	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	6/25 at 100.00	AA	3,698,614
	Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation
	Refunding Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	123,163
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	231,174
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	372,280
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	707,700
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	870,506
4,180	0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	AA	910,655
6,170	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 69.08	Baa2	2,754,967
	0.000%, 11/15/37 – NPFG Insured
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	Baa2	2,145,367
	0.000%, 11/15/35 – NPFG Insured
40,500	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior	11/30 at 54.04	AA	15,244,605
	Lien Series 2001A, 0.000%, 11/15/40 – NPFG Insured
3,855	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series	7/22 at 100.00	A (4)	3,877,706
	2012A, 5.000%, 7/01/32 (Pre-refunded 7/01/22) (AMT)

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc.	7/25 at 100.00	B	$ 2,075,360
	Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	Ba3	241,573
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)
2,845	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B–	3,015,842
	Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)
335	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/29 at 100.00	B–	305,255
	Terminal E Project, Series 2021A, 4.000%, 7/01/41 (AMT)
22,130	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/29 at 100.00	B–	20,162,422
	Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)
3,750	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	No Opt. Call	B–	3,976,162
	Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and
	Entertainment Project, Series 2001B:
28,305	0.000%, 9/01/28 – AMBAC Insured	No Opt. Call	A	22,733,161
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	3,695,800
5,765	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	4,074,529
6,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series	No Opt. Call	AA+ (4)	6,852,540
	2001B, 5.500%, 12/01/29 – NPFG Insured (ETM)
7,500	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series	No Opt. Call	AA (4)	9,495,450
	2002A, 5.750%, 12/01/32 – AGM Insured (ETM)
720	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	A	765,576
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/35
2,750	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA	5/25 at 100.00	A+	2,914,807
	Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds,	No Opt. Call	A	2,779,047
	Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)
8,630	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project,	5/22 at 105.00	BB–	8,926,958
	Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A
15,329	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro	1/26 at 102.00	N/R	393,446
	Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (5), (6)
150	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (4)	163,432
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus
	Christi Project, Series, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
565	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (4)	615,596
	Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M
	University – San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible
	Capital Appreciation Series 2011C:
6,330	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	7,813,056
9,130	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	11,988,329
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital
	Appreciation Series 2008I:
2,555	6.200%, 1/01/42 (Pre-refunded 1/01/25) – AGC Insured	1/25 at 100.00	AA (4)	2,804,087
7,000	6.500%, 1/01/43 (Pre-refunded 1/01/25)	1/25 at 100.00	A+ (4)	7,726,740
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	8,313,200
	0.000%, 1/01/28 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
2,870	5.000%, 1/01/40	1/23 at 100.00	A+	2,915,920
4,880	5.000%, 1/01/45	1/25 at 100.00	A+	5,088,864

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
$ 7,855	5.000%, 1/01/33	1/25 at 100.00	A	$ 8,240,288
2,205	5.000%, 1/01/34	1/25 at 100.00	A	2,311,435
1,000	5.000%, 1/01/35	1/25 at 100.00	A	1,047,740
2,345	5.000%, 1/01/38	1/25 at 100.00	A	2,453,292
1,570	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series	2/24 at 100.00	Ba1	1,608,041
	2014A, 5.000%, 2/01/34
1,305	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds,	No Opt. Call	A2	1,397,942
	Senior Lien Series 2008D, 6.250%, 12/15/26
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue	9/23 at 100.00	Baa3	2,117,660
	Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013,
	7.000%, 12/31/38 (AMT)
5,355	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding	8/22 at 100.00	A (4)	5,410,049
	First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding
	Second Tier Series 2015C:
4,000	5.000%, 8/15/32	8/24 at 100.00	A–	4,136,280
1,875	5.000%, 8/15/37	8/24 at 100.00	A–	1,934,400
3,600	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A	3,259,296
	2002A, 0.000%, 8/15/25 – AMBAC Insured
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master	10/27 at 100.00	AAA	5,207,900
	Trust Series 2017A, 4.000%, 10/15/37
1,200	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/22 at 100.00	N/R (4)	1,211,604
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
324,314	Total Texas			271,639,174
	Utah – 0.2% (0.1% of Total Investments)
2,030	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC,	12/27 at 100.00	N/R	1,470,654
	Senior Series 2017A, 8.000%, 12/01/39 (AMT), 144A (5)
3,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%,	7/28 at 100.00	A	3,157,560
	7/01/48 (AMT)
5,030	Total Utah			4,628,214
	Virginia – 0.6% (0.4% of Total Investments)
540	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,	3/25 at 100.00	N/R (4)	582,687
	Series 2015, 5.600%, 3/01/45 (Pre-refunded 3/01/25), 144A
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/22 at 100.00	N/R (4)	1,828,836
	Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)
	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing,
	OPCO LLC Project, Senior Lien Series 2012:
1,885	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	1,895,933
4,480	6.000%, 1/01/37 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	BBB (4)	4,511,270
3,810	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	3,833,622
12,515	Total Virginia			12,652,348
	Washington – 1.8% (1.1% of Total Investments)
1,100	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle	5/22 at 100.00	AAA	1,151,040
	Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
6,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station,	7/25 at 100.00	Aa2	6,384,060
	Refunding Series 2015A, 5.000%, 7/01/38 (UB) (8)
7,000	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2021C,	8/31 at 100.00	AA–	7,501,760
	5.000%, 8/01/46 (AMT)
6,065	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/25 at 100.00	A–	6,061,240
	Services Association, Refunding Series 2015, 4.000%, 7/01/36

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 3,300	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center	9/30 at 100.00	A+	$ 3,564,165
	Alliance, Series 2020, 5.000%, 9/01/50
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2 (4)	2,216,180
	Series 2012A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)
9,435	Washington State Convention Center Public Facilities District, Lodging Tax Revenue	7/31 at 100.00	Baa3	8,631,515
	Bonds, Refunding Subordinate Series 2021B. Exchange Purchase, 4.000%, 7/01/43
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	Aaa	1,317,857
	12/01/24 – NPFG Insured
36,495	Total Washington			36,827,817
	West Virginia – 0.5% (0.3% of Total Investments)
5,160	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United	6/23 at 100.00	A (4)	5,327,803
	Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	(Pre-refunded 6/01/23)
5,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health	6/27 at 100.00	A	5,400,900
	System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/47
10,160	Total West Virginia			10,728,703
	Wisconsin – 2.4% (1.4% of Total Investments)
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science	5/26 at 100.00	N/R	974,180
	Academy Project, Series 2016A, 5.125%, 5/01/36, 144A
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina
	Charter Educational Foundation Project, Series 2016A:
5,375	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	4,750,532
4,430	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	3,691,652
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, First Tier Series 2018A-1:
80	0.000%, 1/01/47, 144A (5)	No Opt. Call	N/R	1,802
70	0.000%, 1/01/48, 144A (5)	No Opt. Call	N/R	1,518
69	0.000%, 1/01/49, 144A (5)	No Opt. Call	N/R	1,433
66	0.000%, 1/01/50, 144A (5)	No Opt. Call	N/R	1,306
65	0.000%, 1/01/51, 144A (5)	No Opt. Call	N/R	1,237
85	0.000%, 1/01/52, 144A (5)	No Opt. Call	N/R	1,517
84	0.000%, 1/01/53, 144A (5)	No Opt. Call	N/R	1,441
81	0.000%, 1/01/54, 144A (5)	No Opt. Call	N/R	1,329
79	0.000%, 1/01/55, 144A (5)	No Opt. Call	N/R	1,250
78	0.000%, 1/01/56, 144A (5)	No Opt. Call	N/R	1,181
4,225	5.500%, 7/01/56, 144A (5)	3/28 at 100.00	N/R	2,575,214
86	0.000%, 1/01/57, 144A (5)	No Opt. Call	N/R	1,249
84	0.000%, 1/01/58, 144A (5)	No Opt. Call	N/R	1,167
81	0.000%, 1/01/59, 144A (5)	No Opt. Call	N/R	1,095
80	0.000%, 1/01/60, 144A (5)	No Opt. Call	N/R	1,020
79	0.000%, 1/01/61, 144A (5)	No Opt. Call	N/R	960
76	0.000%, 1/01/62, 144A (5)	No Opt. Call	N/R	894
75	0.000%, 1/01/63, 144A (5)	No Opt. Call	N/R	840
73	0.000%, 1/01/64, 144A (5)	No Opt. Call	N/R	793
72	0.000%, 1/01/65, 144A (5)	No Opt. Call	N/R	742
78	0.000%, 1/01/66, 144A (5)	No Opt. Call	N/R	748
935	0.000%, 1/01/67, 144A (5)	No Opt. Call	N/R	8,246
1,200	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	8/26 at 100.00	N/R	1,091,220
	Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB	1,027,320
	Refunding Series 2016C, 4.300%, 11/01/30 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance,
	Inc., Series 2012:
$ 2,105	5.000%, 6/01/32	6/22 at 100.00	A3	$ 2,110,768
2,500	5.000%, 6/01/39	6/22 at 100.00	A3	2,506,375
1,120	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson	10/22 at 102.00	N/R	1,109,853
	Hollow Project. Series 2014, 5.250%, 10/01/39
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Gundersen Health System, Refunding Series 2021A:
14,950	3.000%, 10/15/38	10/31 at 100.00	AA–	13,209,371
5,535	3.000%, 10/15/39	10/31 at 100.00	AA–	4,833,826
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	8/24 at 100.00	A+	4,199,760
	ProHealth Care, Inc. Obligated Group, Refunding Series 2015, 5.000%, 8/15/39
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers
	Memorial Hospital, Inc., Series 2014A:
1,415	5.000%, 7/01/27	7/24 at 100.00	A	1,484,391
1,310	5.000%, 7/01/29	7/24 at 100.00	A	1,373,116
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers	7/24 at 100.00	A	3,134,880
	Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
55,641	Total Wisconsin			48,104,226
$ 3,753,544	Total Municipal Bonds (cost $3,253,388,431)			3,306,582,098

Shares	Description (1)			Value
	COMMON STOCKS – 3.8% (2.3% of Total Investments)
	Independent Power & Renewable Electricity Producers – 3.8% (2.3% of Total Investments)
1,189,215	Energy Harbor Corp (9), (10), (11)			$ 76,927,940
	Total Common Stocks (cost $33,900,553)			76,927,940

Shares	Description (1)			Value
	INVESTMENT COMPANIES – 0.1% (0.0% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc			$ 80,643
26,880	BNY Mellon Strategic Municipals Inc			187,891
30,000	Invesco Municipal Opportunity Trust			312,900
43,020	Invesco Trust for Investment Grade Municipals			466,767
43,420	PIMCO Municipal Income Fund II			470,673
	Total Investment Companies (cost $1,790,280)			1,518,874

NZF	Nuveen Municipal Credit Income Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal			Reference
Amount (000)	Description (1)	Coupon	Rate (12)	Spread (12)	Maturity (13)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 0.0% (0.0% of Total Investments) (12'
	National – 0.0% (0.0% of Total Investments)
$ 352	Lombard Starwood Westin Hotel Conference	7.500%	N/A	N/A	12/31/23	N/R	$ 352,361
	Center and Hotel Project Revenue Bonds,
	(cash 7.500%, PIK 7.500%) (14)
$ 352	Total Variable Rate Senior Loan Interests (cost $352,361)						352,361
	Total Long-Term Investments (cost $3,289,431,625)						3,385,381,273
	Floating Rate Obligations – (0.7)%						(14,000,000)
	MuniFund Preferred Shares, net of deferred offering costs – (31.4)% (15)						(640,064,926)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (35.5)% (16)						(722,871,081)
	Other Assets Less Liabilities – 1.5%						29,236,253
	Net Assets Applicable to Common Shares – 100%						$ 2,037,681,519

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(13)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to repay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(14)	Senior loan received as part of the bondholder funding agreement during March 2021 for Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(15)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 18.9%.
(16)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 21.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NMZ	Nuveen Municipal High Income
Opportunity Fund
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 164.5% (100.0% of Total Investments)

	MUNICIPAL BONDS – 159.8% (97.2% of Total Investments) (UB)

	Alabama – 2.1% (1.3% of Total Investments)
$ 182	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds,	5/22 at 100.00	N/R	$ 2
	Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds,	9/27 at 100.00	N/R	700,000
	Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)
212	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds,	9/27 at 100.00	N/R	148,646
	Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	2,075,320
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A
785	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	No Opt. Call	B–	898,684
	United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT)
	(Mandatory Put 11/01/30)
10,765	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	10/29 at 100.00	B	11,597,457
	United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)
5,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien	10/23 at 105.00	BBB	5,068,000
	Series 2013F, 7.900%, 10/01/50 (5)
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 6.500%,	10/23 at 105.00	AA	1,011,630
	10/01/38 – AGM Insured (5), (6)
250	MidCity Improvement District, Alabama, Special Assessment Revenue Bonds, Series 2022,	11/32 at 100.00	N/R	203,858
	4.750%, 11/01/49
2,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020,	11/29 at 100.00	N/R	1,676,620
	4.000%, 11/01/45, 144A
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone
	Bonds, Hunt Refining Project, Refunding Series 2019A:
2,100	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	2,020,933
1,000	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	988,430
26,294	Total Alabama			26,389,580
	Arizona – 4.3% (2.6% of Total Investments)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona
	Christian University Project, Series 2019A:
400	5.500%, 10/01/40, 144A	10/26 at 103.00	N/R	376,592
800	5.625%, 10/01/49, 144A	10/26 at 103.00	N/R	734,752
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Ball Charter	7/31 at 100.00	N/R	880,370
	Schools Project, Series 2022, 4.000%, 7/01/51
10,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage	7/28 at 103.00	N/R	7,912,900
	Academy – Gateway and Laveen Projects, Series 2021B, 5.000%, 7/01/51, 144A
10,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage	7/28 at 103.00	N/R	8,182,900
	Academy – Gateway and Laveen Projects, Taxable Series 2021A, 5.000%, 7/01/51, 144A
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage	No Opt. Call	N/R	937,630
	Academy – Gateway and Laveen Projects, Taxable Series 2021C, 6.000%, 7/01/29, 144A
5,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest	9/23 at 105.00	BB+	5,367,550
	Academy of Nevada, Sloan Canyon Campus Project, Series 2020A-2, 6.150%, 9/15/53, 144A
2,765	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident	12/31 at 100.00	N/R	2,121,585
	Group – Falcon Properties LLC, Project, Senior Series 2022A-1, 4.150%, 12/01/57, 144A
2,590	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident	12/31 at 100.00	N/R	2,088,032
	Group – Falcon Properties LLC, Project, Subordinate Series 2022B, 5.750%, 12/15/57, 144A

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 1,000	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus	6/28 at 100.00	N/R	$ 1,047,860
	Academy Project, Series 2018A, 6.500%, 6/01/50, 144A
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,	1/30 at 100.00	N/R	898,300
	Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University	6/22 at 100.00	A	3,035,460
	Project, Tender Option Bond Trust 2016-XF2337, 15.959%, 6/01/42, 144A (IF) (6)
435	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	7/24 at 101.00	N/R	368,671
	Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds,	5/24 at 100.00	N/R	1,043,940
	Desert Heights Charter School, Series 2014, 7.250%, 5/01/44
3,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 103.00	N/R	2,821,020
	Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/49, 144A
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Edkey Charter Schools Project, Series 2016:
245	5.250%, 7/01/36	7/26 at 100.00	BB–	247,759
400	5.375%, 7/01/46	7/26 at 100.00	BB–	401,564
475	5.500%, 7/01/51	7/26 at 100.00	BB–	475,879
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 103.00	N/R	1,034,800
	Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	2/24 at 100.00	N/R	2,138,360
	San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44
350	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/28 at 100.00	N/R	329,098
	Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	N/R	98,036
	The Paideia Academies Project, 2019, 5.125%, 7/01/39
315	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	5/22 at 100.00	BBB–	315,091
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
7,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy	No Opt. Call	BBB+	8,568,375
	Inc Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37, 144A
2,000	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue	10/29 at 103.00	N/R	1,260,040
	Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A, 0.000%, 10/01/56
885	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West	6/22 at 100.00	N/R	757,259
	Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)
58,260	Total Arizona			53,443,823
	Arkansas – 0.3% (0.2% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	Ba3	3,710,280
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
	California – 18.4% (11.2% of Total Investments)
18,875	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	BBB+	19,895,382
	Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB) (6)
5,000	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	4,129,500
	Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
2,985	California Community Housing Agency, California, Essential Housing Revenue Bonds, Ester	8/31 at 100.00	N/R	2,591,159
	Apartments, Series 2021A-2, 4.000%, 2/01/43, 144A
2,000	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/32 at 100.00	N/R	1,542,060
	Exchange at Bayfront Apartments, Junior Series 2021A-2, 4.000%, 8/01/51, 144A
1,000	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	808,130
	Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
3,335	California Community Housing Agency, California, Essential Housing Revenue Bonds, K	8/32 at 100.00	N/R	2,299,983
	Street Flats, Series 2021A-1, 3.000%, 2/01/57, 144A
2,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, K	8/32 at 100.00	N/R	1,541,500
	Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Mira	8/31 at 100.00	N/R	$ 2,466,870
	Vista Hills Apartments, Series 2021A, 4.000%, 2/01/56, 144A
1,600	California Community Housing Agency, California, Essential Housing Revenue Bonds, Summit	8/32 at 100.00	N/R	1,217,376
	at Sausalito Apartments, Series 2021A-2, 4.000%, 2/01/50, 144A
500	California Enterprise Development Authority, Charter School Revenue Bonds, Norton	7/27 at 100.00	N/R	361,330
	Science & Language Academy Project, Series 2021, 4.000%, 7/01/61, 144A
2,250	California Enterprise Development Authority, Charter School Revenue Bonds, Norton	7/27 at 102.00	N/R	2,103,908
	Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A
10,450	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health	8/31 at 100.00	N/R	10,385,941
	System, Series 2021A, 4.000%, 8/15/48
	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los
	Angeles, Series 2017A:
5,165	5.000%, 8/15/42 (UB) (6)	8/27 at 100.00	BBB+	5,586,722
22,115	5.000%, 8/15/47 (UB) (6)	8/27 at 100.00	BBB+	23,822,057
12,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente	11/27 at 100.00	AA–	12,366,375
	System, Series 2017A-2, 4.000%, 11/01/44 (UB) (6)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	16.361%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA (7)	1,041,250
250	16.365%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (6)	8/22 at 100.00	AA (7)	260,315
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas	8/24 at 100.00	N/R	1,036,085
	Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49
500	California Municipal Finance Authority, Revenue Bonds, California Baptist University,	11/26 at 100.00	N/R	533,080
	Series 2016A, 5.000%, 11/01/36, 144A
7,430	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center,	7/27 at 100.00	Baa2	7,449,615
	Refunding Series 2017B, 4.000%, 7/01/42 (UB) (6)
20,925	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien	6/28 at 100.00	A2	19,580,987
	Series 2018A, 4.000%, 12/31/47 (AMT) (UB) (6)
400	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	N/R	24,000
	Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%,
	12/01/27 (AMT), 144A (4)
1,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California	7/28 at 100.00	N/R	903,720
	Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta	6/28 at 102.00	N/R	965,410
	Public Schools – Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Girls	6/31 at 100.00	N/R	742,250
	Athletic Leadership School Los Angeles Project, Series 2021A, 4.000%, 6/01/61, 144A
2,000	California School Finance Authority, Charter School Revenue Bonds, Russell Westbrook Why	6/27 at 100.00	N/R	1,532,880
	Not Academy, Obligated Group, Series 2021A, 4.000%, 6/01/61, 144A
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep	6/28 at 100.00	N/R	809,420
	Public Schools, Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB	826,152
1,000	5.500%, 12/01/54	12/24 at 100.00	BB	1,033,130
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/26 at 100.00	BB	7,194,420
	Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A
500	California Statewide Communities Development Authority, Revenue Bonds, Lancer	6/26 at 100.00	N/R	510,695
	Educational Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46, 144A
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community	9/22 at 100.00	N/R	1,005,940
	Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43
800	California Statewide Communities Development Authority, Statewide Community	5/22 at 100.00	N/R	750,432
	Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,000	California Statewide Communities Development Authority, Statewide Community	9/31 at 100.00	N/R	$ 880,910
	Infrastructure Program Revenue Bonds, Series 2021A, 4.000%, 9/02/51
128	California Statewide Community Development Authority, Revenue Bonds, Daughters of	1/22 at 100.00	N/R	115,163
	Charity Health System, Series 2005A, 5.500%, 7/01/39 (4), (8)
1,300	CMFA Special Finance Agency I, California, Essential Housing Revenue Bonds, The Mix at	4/31 at 100.00	N/R	1,090,765
	Center City, Subordinate Series 2021B, 8.000%, 4/01/56, 144A
1,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Junior	8/31 at 100.00	N/R	782,810
	Lien Series 2021A-2, 4.000%, 8/01/47, 144A
2,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior	8/31 at 100.00	N/R	1,413,320
	Lien Series 2021A-1, 3.000%, 8/01/56, 144A
2,000	CMFA Special Finance Agency, California, Essential Housing Revenue Bonds, Latitude 33,	12/31 at 100.00	N/R	1,588,320
	Senior Series 2021A-2, 4.000%, 12/01/45, 144A
1,000	CMFA Special Financing Agency VIII, California, Essential Housing Revenue Bonds, Elan	8/31 at 100.00	N/R	717,420
	Huntington Beach, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	10/31 at 100.00	N/R	791,810
	Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B, 4.000%, 10/01/46, 144A
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	10/31 at 100.00	N/R	1,763,820
	Acacia on Santa Rosa Creek, Senior Lien Series 2021A, 4.000%, 10/01/56, 144A
3,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	2/32 at 100.00	N/R	2,239,080
	Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57, 144A
2,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	2/32 at 100.00	N/R	1,782,300
	Dublin Social Senior Lien Series 2021A-2, 3.000%, 2/01/57, 144A
5,800	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	4,221,298
	Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A
6,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	7/31 at 100.00	N/R	4,912,200
	Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda	10/31 at 100.00	N/R	828,910
	at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda	10/31 at 100.00	N/R	870,960
	at Monrovia Station, Social Series 2021A-2, 4.000%, 10/01/56, 144A
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	7/32 at 100.00	N/R	1,389,720
	Monterrey Station Apartments, Series 2021B, 4.000%, 7/01/58, 144A
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	3/32 at 100.00	N/R	1,504,460
	Orange City Portfolio, Mezzanine Lien Series 2021B, 4.000%, 3/01/57, 144A
500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	12/31 at 100.00	N/R	376,425
	Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	12/31 at 100.00	N/R	1,427,160
	Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56
8,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	7/31 at 100.00	N/R	6,930,000
	Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	6/31 at 100.00	N/R	1,491,300
	Westgate Phase 1-Pasadena Apartments, Mezzanine Lien Series 2021B, 4.000%, 6/01/57, 144A
5,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood	6/32 at 100.00	N/R	4,099,400
	Creek Apartments, Mezzanine Lien Series 2021A-2, 4.000%, 12/01/58
2,145	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood	6/32 at 100.00	N/R	1,348,476
	Creek Apartments, Mezzanine Lien Series 2021B, 4.000%, 12/01/59
3,430	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood	6/32 at 100.00	N/R	2,417,670
	Creek Apartments, Senior Lien Series 2021A-1, 3.000%, 12/01/49
1,750	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue	5/22 at 100.00	N/R	1,750,735
	Bonds, Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue	5/22 at 100.00	A+	1,967,780
	Bonds, Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Refunding Series 2015A:
$ 900	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB)	6/25 at 100.00	AA– (7)	$ 967,824
1,100	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB)	6/25 at 100.00	N/R (7)	1,182,896
2,000	5.000%, 6/01/45 (Pre-refunded 6/01/25) (UB)	6/25 at 100.00	Aa3 (7)	2,150,720
77,855	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	12/31 at 27.75	N/R	8,417,683
	Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66
2,495	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	B– (7)	2,502,660
	Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37 (Pre-refunded 6/01/22)
1,090	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (7)	1,093,096
	Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
915	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (7)	917,745
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/25 at 100.00	Aa3	1,119,127
	Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.578%, 6/01/45, 144A (IF) (6)
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area,
	Series 2005:
820	5.000%, 8/01/25 – AMBAC Insured	5/22 at 100.00	N/R	821,238
1,000	5.000%, 8/01/35 – AMBAC Insured	5/22 at 100.00	N/R	1,000,640
390	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series	9/23 at 100.00	N/R	398,580
	2013B, 5.250%, 9/01/32
8,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds,	12/30 at 100.00	N/R	6,464,880
	LACMA Building for the Permanent Collection Project, Green Series 2020A, 3.000%,
	12/01/50 (UB) (6)
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A,	5/22 at 100.00	A	1,003,100
	Subordinate Lien Series 2011A, 7.000%, 9/01/31
535	Menifee Union School District, Riverside County, California, Special Tax Bonds,	9/28 at 103.00	N/R	484,560
	Community Facilties District 2011-1, Improvement Area 6, Series 2021, 4.000%, 9/01/50
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease
	Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
750	17.573%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA–	1,211,445
2,015	17.897%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA–	3,641,387
4,095	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax	5/22 at 64.31	N/R	2,638,736
	Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%,
	8/01/31, 144A
1,500	San Francisco City and County, California, Special Tax Bonds, Community Facilities	9/27 at 103.00	N/R	1,316,670
	District 2016-1 Treasure Island Improvement Area 1, Series 2021, 4.000%, 9/01/51
960	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities	9/23 at 100.00	N/R	982,598
	District 2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43
1,065	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/27 at 100.00	N/R	1,107,291
	District 16-01, Series 2017, 6.250%, 9/01/47, 144A
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001,	5/23 at 100.00	AA	1,384,513
	16.440%, 5/15/39, 144A (IF) (6)
313,488	Total California			226,827,675
	Colorado – 11.1% (6.7% of Total Investments)
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment	9/26 at 103.00	N/R	409,835
	Revenue Bonds, Special Improvement District 2, Series 2021, 4.000%, 12/01/40
885	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds,	9/26 at 103.00	N/R	786,022
	Junior Lien Series Series 2021B, 5.500%, 12/15/37
1,089	Aspen Street Metropolitan District, Broomfield County and City, Colorado, Limited Tax	6/26 at 103.00	N/R	932,663
	General Obligation Bonds, Series 2021A-3, 5.125%, 12/01/50
12,000	Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue	12/28 at 103.00	N/R	11,089,200
	Bonds, Refunding & Improvement Series 2021A, 5.750%, 12/01/51

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax	9/24 at 103.00	N/R	$ 464,585
	General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation	12/25 at 103.00	N/R	1,350,915
	Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation	3/26 at 103.00	N/R	909,800
	Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51
500	Berthoud-Heritage Metropolitan District 10, Larimer County, Colorado, Limited Tax	12/26 at 103.00	N/R	424,585
	General Obligation Bonds, Senior Series 2022A, 4.750%, 12/01/52
2,000	Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County, Colorado,	9/26 at 103.00	N/R	1,572,300
	General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%, 12/01/51
1,834	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General	6/24 at 103.00	N/R	1,861,033
	Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/39
740	Broomfield Village Metropolitan District 2, In the City and County of Broomfield,	12/24 at 103.00	N/R	688,748
	Colorado, General Obligation Limited Tax and Revenue Bonds,Series 2021A-2, 5.000%,
	12/01/49, 144A
3,000	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General	5/22 at 100.00	N/R	2,059,380
	Obligation and Special Revenue Bonds, Junior Subordinate Series 2016, 7.000%, 12/15/57
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue	5/22 at 103.00	N/R	478,580
	Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37
1,000	Cielo Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation	6/26 at 103.00	N/R	877,370
	Bonds, Series 2021(3), 5.250%, 12/01/50
600	Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported	12/26 at 103.00	N/R	566,388
	Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41
615	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	5/22 at 100.00	BB+	616,236
	Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28
2,100	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	10/22 at 100.00	N/R	2,110,059
	Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,
	New Summit Charter Academy Project, Series 2021A:
100	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	86,023
100	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	80,720
560	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	7/24 at 100.00	BB	569,022
	Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A
720	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village	12/30 at 100.00	N/R	642,974
	Academy – Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of	2/24 at 100.00	N/R	2,568,775
	the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes	2/26 at 100.00	N/R	913,230
	Project, Series 2016, 6.125%, 2/01/46, 144A
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project,	12/22 at 100.00	A+	1,308,438
	Series 2012, 5.000%, 12/01/32 (UB) (6)
3,144	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited	9/25 at 103.00	N/R	2,870,755
	Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General	12/22 at 100.00	N/R (7)	2,055,780
	Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)
500	Conestoga Metropolitan District 2, Ault, Weld County, Colorado, Limited Tax General	9/26 at 103.00	N/R	447,645
	Obligation Bonds, Refunding & Improvement Series 2021A-3, 5.250%, 12/01/51
500	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General	9/26 at 103.00	N/R	446,215
	Obligation Bonds, Subordinate Series 2021B, 5.500%, 12/15/36
1,000	Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited	12/23 at 103.00	N/R	1,027,470
	Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/38
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds,	12/25 at 103.00	N/R	944,060
	Series 2020, 6.250%, 12/01/39

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series	12/28 at 100.00	A+	$ 9,439,800
	2018A, 4.000%, 12/01/48 (AMT) (UB) (6)
3,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United	10/23 at 100.00	B	3,066,120
	Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)
490	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special	6/24 at 103.00	N/R	472,478
	Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49
1,030	E-86 Metropolitan District, Elizabeth, Elbert County, Colorado, General Obligation	6/26 at 103.00	N/R	869,402
	Limited Tax Cash Flow Bonds, Series 2021A-3, 5.125%, 12/01/51
1,000	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special	6/26 at 103.00	N/R	890,270
	Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A, 5.000%,
	12/01/51, 144A
1,000	Erie Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Series 2021,	9/26 at 103.00	N/R	858,720
	4.000%, 12/01/38
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	993,270
2,080	6.000%, 12/01/38	12/24 at 100.00	N/R	1,945,278
500	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County,	6/24 at 103.00	N/R	500,235
	Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.375%, 12/01/49, 144A
3,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General	6/25 at 103.00	N/R	2,583,000
	Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
500	Glen Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax	12/26 at 103.00	N/R	394,215
	Bonds, Series 2021, 4.250%, 12/01/51
	Grand Junction Dos Rios General Improvement District, Grand Junction, Mesa County,
	Colorado, Special Revenue Bonds, Series 2021:
500	4.500%, 12/01/41	12/26 at 103.00	N/R	423,975
500	4.750%, 12/01/51	12/26 at 103.00	N/R	407,700
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue	12/25 at 102.00	N/R	937,870
	Bonds, Refunding Series 2020, 4.750%, 12/01/50
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited	12/24 at 100.00	N/R	2,029,060
	Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44
810	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special	12/23 at 103.00	N/R	811,272
	Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50
1,000	Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado,	9/25 at 103.00	N/R	933,090
	General Obligation Limited Tax Bonds, Series 2020A, 5.000%, 12/01/50
1,700	Jones District Community Authority Board, Centennial, Colorado, Special Revenue	12/25 at 103.00	N/R	1,418,378
	Convertible Capital Appreciation Bonds, Series 2020A, 5.750%, 12/01/50
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General	12/25 at 103.00	N/R	931,280
	Obligation Bonds, Series 2020A, 5.125%, 12/01/50
2,550	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	5/22 at 100.00	N/R	2,372,775
	Series 2007, 6.750%, 1/01/34
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax	9/24 at 103.00	N/R	488,905
	General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
500	Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado, Limited Tax	9/26 at 103.00	N/R	389,835
	General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
500	Larkridge Metropolitan District No. 2, In the City of Thornton, Adams County, Colorado,	12/23 at 103.00	N/R	500,580
	General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding
	Series 2019, 5.250%, 12/01/48
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special
	Revenue Bonds, Series 2021A:
500	5.000%, 12/01/41	6/26 at 103.00	N/R	459,160
500	5.000%, 4/15/51	6/26 at 103.00	N/R	434,770
1,000	Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General	9/26 at 103.00	N/R	814,200
	Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Mountain Brook Metropolitan District, Longmont, Boulder County, Colorado, Limited Tax	12/26 at 103.00	N/R	$ 406,285
	General Obligation Bonds, Series 2021, 4.750%, 12/01/51
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds,	5/22 at 100.00	N/R	2,000,000
	Refunding & Improvement Series 2006, 6.125%, 12/01/35 (4)
500	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado,	12/26 at 103.00	N/R	419,295
	Limited Tax General Obligation Bonds, Subordinate Series 2021B, 4.625%,
	12/15/51 – AGM Insured
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General	12/25 at 103.00	N/R	978,230
	Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
1,535	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax	3/25 at 103.00	N/R	1,494,046
	General Obligation Bonds, Series 2020, 5.125%, 12/01/49
1,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax	12/25 at 103.00	N/R	919,870
	General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds,
	Series 2019:
1,500	5.000%, 12/01/39	12/24 at 103.00	N/R	1,512,495
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	4,962,800
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax	6/24 at 103.00	N/R	490,210
	General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49
500	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds,	9/25 at 103.00	N/R	471,105
	District 1, Series 2020A, 5.250%, 12/01/50
550	Patriot Park Metropolitan District 2, Colorado Springs, Colorado, Limited Tax General	12/25 at 103.00	N/R	462,181
	Obligation Bonds, Series 2021, 4.300%, 12/01/50
500	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax	3/26 at 103.00	N/R	492,005
	General Obligation Bonds, Series 2021A, 5.000%, 12/01/41, 144A
500	Prairie Corner Metropolitan District, Adams County, Colorado, Limited Tax General	12/26 at 103.00	N/R	412,320
	Obligation Bonds, Series 2021, 4.875%, 12/01/51, 144A
1,000	Prairie Song Metropolitan District 4, Windsor, Colorado, Limited Tax General Obligation	12/28 at 103.00	N/R	878,640
	Bonds, Series 2021, 6.000%, 12/01/51
1,000	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project,	12/30 at 100.00	N/R	936,580
	Series 2021A, 4.750%, 12/01/45, 144A
500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise	12/25 at 103.00	N/R	471,105
	In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds,
	Series 2020, 5.250%, 12/01/50
1,000	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax	10/26 at 102.00	N/R	779,610
	Supported and Special Revenue Bonds, Series 2021, 4.000%, 12/01/51
2,000	Reagan Ranch Metropolitan District 1, Colorado Springs, Colorado, General Obligation	12/26 at 103.00	N/R	1,688,500
	Bonds, Limited Tax Series 2021-3, 5.375%, 12/01/51
1,000	Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General	12/25 at 103.00	N/R	961,730
	Obligation Bonds, Series 2020A, 5.000%, 12/01/50
750	Reunion Metropolitan District, Acting By and Through its Water Activity Enterprise,	6/26 at 103.00	N/R	587,370
	Adams County, Colorado, Special Revenue Bonds, Series 2021, 3.625%, 12/01/44
500	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited	6/24 at 103.00	N/R	491,890
	Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49
500	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited	9/24 at 103.00	N/R	481,295
	Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49
570	Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado, General	6/26 at 103.00	N/R	515,730
	Obligation Limited Tax Bonds, Convertible to Unlimited Tax Refunding Series 2021,
	5.000%, 12/01/51
1,000	Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado, Special Revenue	3/27 at 103.00	N/R	884,730
	Bonds, Series 2022A, 5.000%, 12/01/52
2,000	RRC Metropolitan District 2, Jefferson County, Colorado, Limited Tax General Obligation	12/26 at 103.00	N/R	1,685,680
	Bonds, Series 2021, 5.250%, 12/01/51

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Siena Lake Metropolitan District, Gypsum, Colorado, General Obligation Limited Tax
	Bonds, Series 2021:
$ 500	3.750%, 12/01/41	9/26 at 103.00	N/R	$ 415,375
2,000	4.000%, 12/01/51	9/26 at 103.00	N/R	1,618,400
1,025	Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation	6/26 at 103.00	N/R	874,889
	Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50
1,000	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds,	12/23 at 103.00	N/R	966,480
	Series 2018, 6.250%, 12/01/57
2,790	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation	12/25 at 103.00	N/R	2,659,261
	Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax	5/22 at 100.00	N/R	480,000
	Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)
685	Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax	12/25 at 103.00	N/R	617,562
	General Obligation Bonds, Refunding Subordinate Series 2020B, 7.125%, 12/15/50
2,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	1,963,460
	General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/51
1,000	Tree Farm Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax	12/26 at 103.00	N/R	821,360
	Bonds, Series 2021, 4.750%, 12/01/50, 144A
1,000	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General	12/23 at 103.00	N/R	1,023,750
	Obligation Bonds, Series 2019, 5.375%, 12/01/39
1,500	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General	12/23 at 81.31	N/R	1,013,325
	Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50
1,570	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General	12/23 at 103.00	N/R	1,479,411
	Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield,	3/26 at 103.00	N/R	937,040
	Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021,
	5.000%, 12/01/51
500	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited	9/25 at 103.00	N/R	477,910
	Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50
1,100	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special	12/25 at 103.00	N/R	1,135,398
	Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40
1,000	Waterfront at Foster Lake Metropolitan District 2, Weld County, Colorado, Special	No Opt. Call	N/R	928,730
	Revenue Bonds, Series 2022, 4.625%, 12/01/28
750	Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General	3/27 at 103.00	N/R	701,940
	Obligation Bonds, Series 2022A, 5.000%, 12/01/41
1,000	Westgate Metropolitan District, Colorado Springs, El Paso County, Colorado, General	3/27 at 103.00	N/R	867,870
	Obligation Limited Tax Bonds, Series 2022, 5.125%, 12/01/51
2,000	Westwood Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General	9/26 at 103.00	N/R	1,552,680
	Obligation Bonds, Senior Series 2021A, 4.000%, 12/01/51
1,390	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue	9/26 at 97.28	N/R	814,401
	Bonds, Convertible Capital Appreciation Series 2021A-2, 4.625%, 12/01/51, 144A
14,000	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue	9/26 at 103.00	N/R	10,835,580
	Bonds, Series 2021A-1, 4.125%, 12/01/51
705	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited	9/24 at 103.00	N/R	675,439
	Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/49
1,000	Winsome Metropolitan District No. 3, El Paso County, Colorado, General Obligation	9/26 at 103.00	N/R	841,870
	Limited Tax Bonds, Series 2021A, 5.125%, 12/01/50, 144A
830	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation	12/25 at 103.00	N/R	825,120
	Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1,
	6.250%, 12/15/40
153,682	Total Colorado			136,435,397

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Connecticut – 0.2% (0.1% of Total Investments)
$ 2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford	7/32 at 100.00	BBB+	$ 1,906,060
	Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
500	Great Pond Improvement District, Connecticut, Special Obligation Revenue Bonds, Great	10/26 at 102.00	N/R	450,530
	Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A
	Steel Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue
	Bonds, Steelpointe Harbor Project, Series 2021:
110	4.000%, 4/01/41	4/30 at 100.00	N/R	98,632
410	4.000%, 4/01/51	4/30 at 100.00	N/R	348,205
3,020	Total Connecticut			2,803,427
	Delaware – 0.2% (0.1% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc.	3/25 at 100.00	N/R	2,646,300
	Project, Series 2015A, 7.000%, 9/01/45, 144A
	District of Columbia – 1.4% (0.9% of Total Investments)
65	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	No Opt. Call	A–	67,934
	Bonds, Series 2001, 6.500%, 5/15/33
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc., Series 2019A,	5/30 at 100.00	N/R	1,594,120
	5.250%, 5/15/55, 144A
1,800	District of Columbia, Tax Increment Revenue Bonds, Union Market Infrastructure Project,	6/28 at 100.00	N/R	1,154,682
	Series 2021A, 4.250%, 6/01/46, 144A
250	District of Columbia, Washington, D.C., Revenue Bonds, KIPP DC Issue, Series 2013A,	7/23 at 100.00	N/R (7)	261,063
	6.000%, 7/01/33 (Pre-refunded 7/01/23)
15,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/31 at 100.00	N/R	14,791,200
	Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A,
	4.000%, 10/01/52 – AGM Insured (UB) (WI/DD, Settling 5/4/22)
19,115	Total District of Columbia			17,868,999
	Florida – 18.5% (11.2% of Total Investments)
500	Academical Village Community Development District, Davie, Florida, Special Assessment	5/30 at 100.00	N/R	442,495
	Revenue Bonds, Series 2020, 4.000%, 5/01/51
1,645	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds,	11/29 at 103.00	N/R	1,278,642
	Terraces at Bonita Springs Project, Refunding Series 2022A, 5.000%, 11/15/61, 144A
250	Alachua County Health Facilities Authority, Florida, Health Facilities Revenue Bonds,	No Opt. Call	N/R	228,145
	Terraces at Bonita Springs Project, Taxable Refunding Series 2022B, 6.500%, 11/15/33, 144A
17,970	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds,	12/29 at 100.00	A	17,508,058
	Shands Teaching Hospital & Clinics, Inc. at the University of Florida Project, Series 2019A,
	4.000%, 12/01/49
2,000	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 4	5/23 at 100.00	N/R	1,873,220
	Master Improvements Project, Series 2021, 3.500%, 5/01/26, 144A
1,680	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/25 at 100.00	N/R	1,696,750
	2015 Assessment Project, Series 2015, 5.375%, 5/01/45
2,245	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/31 at 100.00	N/R	1,976,431
	Ave Maria National Project, Series 2021, 4.000%, 5/01/51
500	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/32 at 100.00	N/R	438,910
	Phase 3 Master Improvements Project, Series 2021, 4.000%, 5/01/52, 144A
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special	5/31 at 100.00	N/R	884,050
	Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52, 144A
1,100	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special	5/32 at 100.00	N/R	1,072,918
	Assessment Bonds, 2022 Project Series 2022, 5.000%, 5/01/53
995	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special	11/25 at 100.00	N/R	1,014,691
	Assessment Bonds, Series 2015, 5.250%, 11/01/46
1,000	Balm Grove Community Development District, Florida, Special Assessment Bonds, 2022	11/32 at 100.00	N/R	889,030
	Project, Series 2022, 4.125%, 11/01/51

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	$ 990,704
	Phase 1 Project, Series 2013A, 6.125%, 11/01/33
1,635	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds,	5/23 at 100.00	N/R	1,656,418
	Refunding Series 2013, 5.125%, 5/01/43
1,000	Brightwater Community Development District, Florida, Capital Improvement Revenue Bonds,	5/31 at 100.00	N/R	882,770
	Assessment Area 1 Project, Series 2021, 4.000%, 5/01/52
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter
	Schools, Series 2021A:
285	4.000%, 7/01/41, 144A	7/31 at 100.00	Ba2	251,074
545	4.000%, 7/01/51, 144A	7/31 at 100.00	Ba2	448,758
445	4.000%, 7/01/56, 144A	7/31 at 100.00	Ba2	355,279
1,000	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Legends Academy,	12/28 at 100.00	N/R	827,390
	Series 2021A, 5.000%, 12/01/56, 144A
2,500	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South	6/25 at 105.00	N/R	2,337,000
	Bay Project, Series 2020A, 6.000%, 6/15/55, 144A
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021:
500	4.000%, 8/15/51, 144A	8/28 at 100.00	N/R	383,095
1,000	4.200%, 8/15/56, 144A	8/28 at 100.00	N/R	769,930
1,000	4.250%, 8/15/61, 144A	8/28 at 100.00	N/R	762,200
6,000	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter	7/31 at 100.00	N/R	6,083,160
	School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A
2,273	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center,	6/28 at 100.00	N/R	477,292
	Orlando Project, Series 2018, 0.000%, 6/01/48, 144A (4)
830	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series	6/26 at 100.00	N/R	841,653
	2019A, 5.000%, 6/15/39, 144A
1,000	Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical Academy, Refunding	6/30 at 100.00	N/R	777,020
	Series 2021A, 4.000%, 6/15/56, 144A
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project,	4/24 at 103.00	N/R	597,500
	Series 2017A, 7.000%, 10/01/49, 144A (4)
1,000	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior	8/24 at 103.00	N/R	759,000
	Housing, Inc. Project, Series 2017, 5.875%, 8/01/52, 144A
955	Celebration Pointe Community Development District 1, Alachua County, Florida, Special	5/24 at 100.00	N/R	967,167
	Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45
500	Celebration Pointe Community Development District 1, Alachua County, Florida, Special	5/31 at 100.00	N/R	437,130
	Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/53
500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue	10/27 at 100.00	N/R	504,280
	Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49 (AMT), 144A
1,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue	10/31 at 100.00	N/R	838,450
	Bonds, Town & Country Utilities Project, Series 2021A, 4.000%, 10/01/51 (AMT), 144A
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community	5/24 at 100.00	N/R	1,071,251
	Revenue Bonds, Arlington of Naples Project, Series 2014A, 0.000%, 5/15/35, 144A (4), (8)
995	Cross Creek North Community Development District, Clay County, Florida, Special	11/29 at 100.00	N/R	1,025,168
	Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A
1,000	Cross Creek North Community Development District, Clay County, Florida, Special	5/32 at 100.00	N/R	945,540
	Assessment Bonds, Series 2022, 4.500%, 5/01/52
1,000	Crystal Cay Community Development District, Florida, Special Assessment Bonds, 2021	5/31 at 100.00	N/R	882,580
	Project, Series 2021, 4.000%, 5/01/51
1,605	Cypress Mill Community Development District, Hillsborough County, Florida, Special	6/30 at 100.00	N/R	1,474,433
	Assessment Bonds, Assessment Area 2, Series 2020, 4.000%, 6/15/40
525	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series	5/31 at 100.00	N/R	458,131
	2021, 4.000%, 5/01/51
750	Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment	5/32 at 100.00	N/R	663,975
	Revenue Bonds, Series 2022, 4.125%, 5/01/52

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 600	Fishhawk Community Development District IV, Hillsborough County, Florida, Special	5/23 at 100.00	N/R	$ 619,248
	Assessment Revenue Bonds, Series 2013A, 7.000%, 5/01/33
1,245	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Creative	6/29 at 102.00	N/R	1,161,386
	Inspiration Journey School of St. Cloud, Series 2021A, 5.000%, 6/15/41, 144A
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown	7/24 at 100.00	N/R	1,893,068
	Doral Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown	7/27 at 100.00	N/R	1,004,720
	Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Dreamers	1/28 at 101.00	N/R	1,608,280
	Academy Project, Series 2022A, 6.000%, 1/15/57, 144A
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida	7/26 at 100.00	N/R	566,757
	Charter Foundation Inc. Projects, Series 2016A, 5.000%, 7/15/46, 144A
5,855	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Imagine	12/29 at 100.00	N/R	4,796,357
	School at Broward Project, Series 2021A, 4.000%, 12/15/56, 144A (6)
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami	6/24 at 100.00	N/R	861,210
	Arts Charter School Projects, Series 2014, 6.000%, 6/15/44, 144A
655	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin	1/27 at 100.00	N/R	643,393
	Academies of Pasco County Inc., Series 2020A, 5.000%, 1/01/50, 144A
5,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/23 at 100.00	N/R (7)	5,335,450
	Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44 (Pre-refunded 6/15/23)
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	9/27 at 100.00	N/R	121,229
	Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%, 9/15/50, 144A
19,360	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	19,831,222
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%,
	1/01/49 (AMT), 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
5,590	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	5/22 at 102.00	N/R	5,571,162
31,170	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	5/22 at 103.00	N/R	30,752,945
6,485	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	5/22 at 103.00	N/R	6,334,029
1,795	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail	5/22 at 102.50	N/R	1,779,437
	Expansion Project, Series 2021A-1, 6.750%, 12/01/56 (AMT) (Mandatory Put 8/15/23), 144A
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
2,750	5.375%, 11/01/40	11/29 at 100.00	N/R	2,708,915
2,000	5.500%, 11/01/50	11/29 at 100.00	N/R	1,947,580
1,000	Gracewater Sarasota Community Development District, Sarasota County, Florida, Capital	5/31 at 100.00	N/R	876,380
	Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/52, 144A
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	11/22 at 100.00	N/R	2,516,800
	Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/24 at 100.00	N/R	1,043,750
	Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2,
	6.500%, 5/01/39
200	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special	11/29 at 100.00	N/R	184,658
	Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49
995	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment	5/31 at 100.00	N/R	878,167
	Revenue Bonds, Area 2 Project, Series 2021, 4.000%, 5/01/51
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment	5/32 at 100.00	N/R	966,100
	Revenue Bonds, Area 3 Project, Series 2022, 5.000%, 5/01/52, 144A
1,880	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds,	5/24 at 100.00	N/R	1,898,556
	Special Assessment, Refunding Series 2014, 5.250%, 5/01/32
200	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds,	11/29 at 100.00	N/R	185,436
	Assessment Area 2, Series 2019, 4.000%, 11/01/39
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment	11/22 at 100.00	N/R	1,006,080
	Bonds, Series 2012, 5.750%, 11/01/42

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 265	Lakes of Sarasota Community Development District, Florida, Improvement Revenue Bonds,	5/31 at 100.00	N/R	$ 232,601
	Capital Phase 1 Project 2021A-1, 4.100%, 5/01/51
500	Lakes of Sarasota Community Development District, Florida, Improvement Revenue Bonds,	5/31 at 100.00	N/R	438,845
	Capital Phase 1 Project 2021B-1, 4.300%, 5/01/51
610	Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds,	5/31 at 100.00	N/R	530,218
	Assessment Area 1, Series 2021, 4.000%, 5/01/52
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood	5/25 at 100.00	N/R	627,000
	Centre North Project, Series 2015, 4.875%, 5/01/45
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee	5/22 at 100.00	BB–	2,000,860
	County Community Charter Schools, Series 2007A, 5.375%, 6/15/37
630	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue	12/22 at 105.00	N/R	528,431
	Bonds, Preserve Project, Series 2017A, 5.750%, 12/01/52, 144A
750	Leomas Landing Community Development District, Florida, Capital Improvement Revenue	5/31 at 100.00	N/R	657,285
	Bonds, Assessment Area 2, Series 2021, 4.000%, 5/01/52
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment	5/30 at 100.00	N/R	914,800
	Revenue Bonds, Series 2019, 4.500%, 5/01/51
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (6)	9/25 at 100.00	AA–	12,935,053
750	Miami Dade County Industrial Development Authority, Florida, Educational Facilities	7/27 at 100.00	N/R	753,548
	Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 6.000%, 7/01/47, 144A
2,085	Miami World Center Community Development District, Miami-Dade County, Florida, Special	11/27 at 100.00	N/R	2,168,588
	Assessment Bonds, Series 2017, 5.250%, 11/01/49
1,750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op	9/25 at 100.00	N/R	1,792,840
	Charter Schools Project, Series 2015A, 6.000%, 9/15/45, 144A
505	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note,	5/22 at 100.00	N/R	505,192
	Assessment Area 3, Series 2019, 4.500%, 5/01/24
400	North Park Isle Community Development District, Plant City, Florida, Special Assessment	5/29 at 100.00	N/R	390,516
	Revenue Bonds, Assessment Area 1, Series 2019, 4.750%, 5/01/50
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/26 at 100.00	N/R	963,266
	Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/31 at 100.00	N/R	885,620
	Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51
9,305	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist	8/29 at 100.00	AA–	9,156,492
	Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences
	of Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	635,085
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,186,848
1,355	Palm Beach County, Florida, Revenue Bonds, Provident Group – LU Properties LLC Lynn	6/31 at 100.00	N/R	1,393,780
	University Housing Project, Series 2021A, 5.000%, 6/01/57, 144A
500	Palm Beach County, Florida, Revenue Bonds, Provident Group – PBAU Properties LLC – Palm	4/29 at 100.00	Ba1	499,975
	Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A
3,065	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella	5/22 at 100.00	N/R	3,067,023
	Collina, Series 2004, 5.750%, 5/01/35
500	Portico Community Development District, Lee County, Florida, Special Assessment,	5/30 at 100.00	N/R	442,955
	Improvement Series 2020-2, 4.000%, 5/01/50
1,245	Reunion East Community Development District, Osceola County, Florida, Special Assessment	5/31 at 100.00	N/R	1,004,267
	Bonds, Series 2021, 3.150%, 5/01/41
910	Rivers Edge II Community Development District, Florida, Capital Improvement Revenue	5/31 at 100.00	N/R	797,952
	Bonds, Series 2021, 4.000%, 5/01/51
2,500	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series	11/27 at 100.00	N/R	2,659,475
	2016, 6.000%, 11/01/47
1,000	Saddle Creek Preserve of Polk County Community Development District, Florida, Special	6/30 at 100.00	N/R	888,640
	Assessment Bonds, Series 2020, 4.000%, 6/15/50

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,000	Saint Johns County Housing Authority, Florida, Multifamily Mortgage Revenue Bonds,	11/31 at 100.00	N/R	$ 745,590
	Victoria Crossing, Series 2021A, 3.920%, 4/01/59 (Mandatory Put 4/01/39), 144A
	Sawyers Landing Community Development District, Florida, Special Assessment Revenue
	Bonds, Series 2021:
1,000	4.125%, 5/01/41, 144A	5/31 at 100.00	N/R	930,660
1,000	4.250%, 5/01/53	5/31 at 100.00	N/R	908,550
610	Seminole County Industrial Development Authority, Florida, Educational Facilities	6/31 at 100.00	Ba1	515,285
	Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A, 4.000%, 6/15/51, 144A
500	Shingle Creek at Branson Community Development District, Osceola County, Florida,	6/31 at 100.00	N/R	443,660
	Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/15/51
990	Shingle Creek Community Development District, Osceola County, Florida, Special	11/25 at 100.00	N/R	1,017,215
	Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45
1,000	Southern Grove Community Development District 5, Port Saint Lucie, Florida, Special	5/31 at 100.00	N/R	876,490
	Assessment Bonds, Community Infrastructure Series 2021, 4.000%, 5/01/48
750	Summit View Community Development District, Dade City, Florida, Special Assessment	No Opt. Call	N/R	661,785
	Revenue Bonds, Series 2021B, 5.000%, 5/01/41
100	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	90,326
	Series 2021B, 4.500%, 5/01/36
1,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds,	9/23 at 100.00	N/R	904,820
	South Assessment Area Series 2021B, 4.625%, 5/01/36, 144A
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,
	Series 2007-3:
120	6.375%, 5/01/22 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	5/22 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note,	5/22 at 100.00	N/R	28
	Series 2007A-2, 5.250%, 5/01/39 (4)
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	1,799,566
	Series 2015-2, 6.610%, 5/01/40 (5)
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding	5/22 at 100.00	N/R	25
	Series 2015-3, 6.610%, 5/01/40 (4)
1,230	Touchstone Community Development District, Hillsborough County, Florida, Special	12/29 at 100.00	N/R	1,140,468
	Assessment Bonds, 2019 Project, Series 2019, 4.000%, 12/15/40
400	Tradition Community Development District 9, Port Saint Lucie, Florida, Special	5/31 at 100.00	N/R	352,288
	Assessment Bonds, Series 2021, 4.000%, 5/01/52
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax
	Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,044,070
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,081,388
1,710	Twin Creeks North Community Development District, Florida, Special Assessment Bonds,	11/31 at 100.00	N/R	1,797,552
	Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47
3,500	Twin Creeks North Community Development District, Florida, Special Assessment Bonds,	11/31 at 100.00	N/R	3,679,200
	Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47
500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds,	12/29 at 100.00	N/R	443,325
	Expansion Area Project, Series 2019, 4.000%, 12/15/49
505	Union Park East Community Development District, Florida, Capital Improvement Revenue	5/31 at 100.00	N/R	438,290
	Bonds, Assessment Area 3 Series 2021, 4.000%, 5/01/51, 144A
1,000	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds,	5/31 at 100.00	N/R	880,580
	Area 1 – 2021 Project, Series 2021, 4.000%, 5/01/52
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special	11/28 at 100.00	N/R	1,146,660
	Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43
975	Waterset North Community Development District, Hillsborough County, Florida, Special	11/24 at 100.00	N/R	989,255
	Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45
500	Westside Haines City Community Development District, Florida, Special Assessment Bonds,	5/31 at 100.00	N/R	442,445
	Area 1 Project, Series 2021, 4.000%, 5/01/52
244,968	Total Florida			228,250,694

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia – 0.3% (0.2% of Total Investments)
$ 1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds,	11/23 at 100.00	BB+	$ 838,030
	Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48
1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten	10/23 at 100.00	N/R	1,912,881
	Academy Project, Series 2013A, 7.125%, 10/01/43
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project,	4/23 at 100.00	N/R (7)	1,038,650
	Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)
3,880	Total Georgia			3,789,561
	Guam – 0.0% (0.0% of Total Investments)
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
160	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	166,688
170	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (7)	179,399
330	Total Guam			346,087
	Idaho – 0.6% (0.4% of Total Investments)
7,400	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual	5/26 at 102.00	N/R	5,728,710
	Appropriation Series 2021, 5.250%, 5/15/51, 144A
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Doral Academy	7/26 at 103.00	N/R	787,130
	of Idaho, Series 2021A, 5.000%, 7/15/56, 144A
565	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep	7/25 at 100.00	N/R	490,510
	Meridian North LLC, Series 2020A, 5.250%, 7/01/55, 144A
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Gem Prep	11/25 at 100.00	N/R	731,760
	Meridian South Charter School Project, Series 2021, 4.000%, 5/01/56, 144A
9,965	Total Idaho			7,738,110
	Illinois – 19.1% (11.6% of Total Investments)
405	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	5/22 at 100.00	N/R	391,223
10,670	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds,	4/27 at 100.00	A–	11,614,722
	Series 2016, 6.000%, 4/01/46 (UB) (6)
1,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/24 at 100.00	BB	1,553,385
	Project Series 2015C, 5.250%, 12/01/39
2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	2,070,960
	Refunding Series 2017H, 5.000%, 12/01/46
15,385	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/25 at 100.00	BB	16,957,193
	Series 2016A, 7.000%, 12/01/44 (6)
2,025	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/26 at 100.00	BB	2,239,569
	Series 2016B, 6.500%, 12/01/46
9,910	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	11,335,058
	Series 2017A, 7.000%, 12/01/46, 144A (6)
3,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation	12/24 at 100.00	AAA	3,195,420
	Bonds, Capital Improvement, Green 2014 Series 2015A, 5.000%, 12/01/44 (UB) (6)
1,197	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State	5/22 at 100.00	N/R	1,190,551
	Redevelopment Project, Series 2012, 6.100%, 1/15/29
1,940	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue	5/22 at 100.00	N/R	1,635,657
	Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)
5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport,	1/29 at 100.00	AA	4,919,950
	Refunding Senior Lien Series 2018A, 4.000%, 1/01/43 (AMT) (UB) (6)
30,500	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior	1/29 at 100.00	A	32,472,435
	Lien Series 2018B, 5.000%, 1/01/48 (UB) (6)
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A,	1/24 at 100.00	BBB+	2,067,020
	5.250%, 1/01/30
9,400	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A,	1/27 at 100.00	BBB+	10,293,376
	6.000%, 1/01/38 (6)

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	BBB+	$ 1,055,000
	5.500%, 1/01/37
130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	135,811
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
3,500	5.000%, 1/01/44 (UB) (6)	1/29 at 100.00	BBB+	3,671,675
7,500	5.000%, 1/01/44 (UB) (6)	1/29 at 100.00	BBB+	7,867,875
8,000	5.500%, 1/01/49 (UB) (6)	1/29 at 100.00	BBB+	8,600,640
1,500	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F,	1/25 at 100.00	BBB+	1,579,275
	5.500%, 1/01/42
5,000	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A, 6.375%,	11/26 at 100.00	N/R	3,369,950
	11/01/46, 144A (4)
	Illinois Finance Authority, Charter School Revenue Bonds, Art in Motion AIM Project,
	Series 2021A:
1,000	5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	808,190
1,000	5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	787,200
250	Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc., Series 2021,	10/31 at 100.00	BB+	222,463
	4.000%, 10/01/42, 144A
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network,
	Series 2016C:
25	4.000%, 2/15/41 (UB) (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (7)	26,423
495	4.000%, 2/15/41 (UB) (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (7)	523,175
10,655	4.000%, 2/15/41 (UB)	2/27 at 100.00	AA+	10,684,834
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	1,003,320
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series	1/28 at 100.00	AA+	5,004,600
	2017A, 4.000%, 7/15/47 (UB) (6)
2,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B, 6.125%,	10/28 at 100.50	N/R	2,106,140
	4/01/58, 144A
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center,	2/27 at 100.00	AA–	5,007,500
	Series 2016B, 4.000%, 8/15/41 (UB) (6)
1,715	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45 (6)	5/30 at 100.00	BBB	1,881,818
	Illinois State, General Obligation Bonds, November Series 2016:
1,000	5.000%, 11/01/35 (6)	11/26 at 100.00	BBB	1,038,850
1,000	5.000%, 11/01/37 (6)	11/26 at 100.00	BBB	1,035,230
9,945	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (6)	No Opt. Call	BBB	10,736,324
5,000	Illinois State, General Obligation Bonds, October Series 2020C, 4.250%, 10/01/45	10/30 at 100.00	N/R	4,751,550
630	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	5/22 at 100.00	BBB	631,493
4,695	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	No Opt. Call	BBB+	1,017,407
	Bonds, Refunding Series 2012B, 0.000%, 12/15/50
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2020A:
7,075	4.000%, 6/15/50 – BAM Insured	12/29 at 100.00	AA	6,853,835
16,000	4.000%, 6/15/50 (6)	12/29 at 100.00	BBB+	14,730,400
2,500	5.000%, 6/15/50	12/29 at 100.00	BBB+	2,596,750
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/31 at 100.00	BBB+	4,636,250
	Bonds, Refunding Series 2022A, 4.000%, 12/15/47
790	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series	12/23 at 100.00	N/R	790,095
	2013B, 7.000%, 12/01/33
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Series 2018C:
9,875	5.000%, 1/01/36 (UB) (6)	1/29 at 100.00	AA–	10,755,850
17,750	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA–	19,264,430
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement	5/22 at 100.00	N/R	366,950
	Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)
231,857	Total Illinois			235,477,822

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 1.4% (0.8% of Total Investments)
$ 1,680	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	5/22 at 100.00	N/R	$ 1,689,912
	6.650%, 7/15/24
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender	No Opt. Call	AA	1,646,440
	Option Bond Trust 2016-XL0019, 17.165%, 4/01/30 – AMBAC Insured, 144A (IF) (6)
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter	12/25 at 100.00	BB–	1,056,400
	School Project, Series 2015A, 7.250%, 12/01/45
7,725	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of	9/32 at 100.00	N/R	7,422,460
	Evansville Project, Series 2022, 5.250%, 9/01/57 (WI/DD, Settling 5/18/22)
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B–	1,011,830
	Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	8/22 at 100.00	B	2,007,560
	Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)
850	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	5/22 at 100.00	N/R	852,797
	Apartments, Series 2005A, 7.500%, 7/01/35
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project,	11/23 at 100.00	N/R	1,033,750
	Series 2013, 7.250%, 11/01/43 (AMT)
1,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx	No Opt. Call	N/R	443,891
	USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (4), (8)
17,630	Total Indiana			17,165,040
	Iowa – 1.7% (1.1% of Total Investments)
1,030	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc.	8/22 at 100.00	BBB–	1,034,553
	Project, Series 2012, 4.750%, 8/01/42
17,940	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/29 at 103.00	N/R	18,203,897
	Company Project, Refunding Series 2022, 5.000%, 12/01/50 (UB) (WI/DD, Settling 5/17/22)
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	2,111,000
	Company Project, Series 2013, 5.250%, 12/01/25
20,970	Total Iowa			21,349,450
	Kansas – 0.5% (0.3% of Total Investments)
5,305	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health	9/25 at 100.00	AA–	5,550,462
	System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation	9/25 at 100.00	N/R	918,700
	Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32
6,305	Total Kansas			6,469,162
	Kentucky – 5.3% (3.2% of Total Investments)
1,385	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone’s	12/30 at 100.00	N/R	1,259,519
	Ridge Project, Series 2020, 6.000%, 12/01/40
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro
	Health, Refunding Series 2017A:
5,450	5.000%, 6/01/41 (6)	6/27 at 100.00	Baa2	5,815,641
3,300	5.000%, 6/01/45 (UB) (6)	6/27 at 100.00	Baa2	3,494,832
12,665	5.000%, 6/01/45 (UB) (6)	6/27 at 100.00	Baa2	13,412,742
1,000	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue	7/29 at 102.00	N/R	918,850
	Bonds, Christian Care Communities, Inc. Obligated Group, Series 2021, 5.125%, 7/01/55
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
11,000	5.000%, 7/01/37 (UB) (6)	7/25 at 100.00	BBB+	11,606,210
9,295	5.000%, 7/01/40 (UB) (6)	7/25 at 100.00	BBB+	9,797,952
16,800	5.000%, 1/01/45 (UB) (6)	7/25 at 100.00	BBB+	17,688,384
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series	12/30 at 100.00	N/R	819,600
	2020B, 5.500%, 12/01/60
61,895	Total Kentucky			64,813,730

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 1.1% (0.7% of Total Investments)
$ 1,965	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala	7/23 at 100.00	N/R	$ 1,992,706
	Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36
1,000	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment	6/31 at 100.00	N/R	851,490
	Revenue Bonds, Series 2021, 4.000%, 6/01/51
500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles College Prep	6/27 at 100.00	N/R	430,425
	Project, Series 2019A, 5.000%, 6/01/58, 144A
1,405	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Mentorship STEAM Academy,	6/31 at 100.00	N/R	1,212,726
	Series 2021A, 5.000%, 6/01/51, 144A
500	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Young Audiences Charter	4/27 at 100.00	N/R	419,000
	School, Series 2019A, 5.000%, 4/01/57, 144A
1,845	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	1,883,413
	(US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Encore Academy Project,
	Series 2021A:
250	5.000%, 6/01/41, 144A	6/31 at 100.00	N/R	227,357
250	5.000%, 6/01/51, 144A	6/31 at 100.00	N/R	216,095
1,515	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy	5/22 at 100.00	N/R	1,518,500
	Foundation Project, Series 2011A, 7.750%, 12/15/31
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project,	No Opt. Call	Baa1	1,894,000
	Refunding Series 2017, 5.250%, 10/01/33 (5)
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter	12/23 at 100.00	N/R	2,170,684
	Academy Foundation Project, Series 2013A, 8.125%, 12/15/33
2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds,	No Opt. Call	N/R	20
	Louisiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)
540	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series	6/30 at 100.00	BB–	615,638
	2010, 6.350%, 7/01/40, 144A
15,880	Total Louisiana			13,432,054
	Maryland – 1.1% (0.6% of Total Investments)
1,595	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017,	9/27 at 100.00	CCC	1,516,351
	5.000%, 9/01/42
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine	5/22 at 100.00	BB–	3,006,600
	Terminals Inc. Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt	5/22 at 100.00	N/R	2,400,000
	Conference Center, Series 2006A, 2.500%, 12/01/31 (4)
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt	5/22 at 100.00	N/R	1,500,000
	Conference Center, Series 2006B, 2.625%, 12/01/31 (4)
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington	9/30 at 100.00	N/R	881,980
	Project, Series 2020, 4.000%, 9/01/50
5,000	Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series 2021,	6/31 at 100.00	N/R	3,836,150
	2.750%, 6/01/51
17,095	Total Maryland			13,141,081
	Massachusetts – 0.6% (0.4% of Total Investments)
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Springfield College, Green	6/30 at 100.00	N/R	929,670
	Series 2021A, 4.000%, 6/01/56 (6)
5,735	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K,	7/26 at 100.00	A	5,743,316
	Series 2017B, 4.250%, 7/01/46 (AMT) (UB) (6)
1,200	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M,	7/31 at 100.00	BBB	865,356
	Subordinate Series 2021C, 3.000%, 7/01/51 (AMT)
7,935	Total Massachusetts			7,538,342

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan – 2.2% (1.4% of Total Investments)
$ 5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series	5/22 at 100.00	N/R	$ 4,171,700
	2014B-1, 4.000%, 4/01/44
1,945	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas	5/31 at 100.00	N/R	1,899,098
	College Project, Refunding Series 2021, 5.000%, 5/01/36
3,450	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont-Spectrum Consolidation,	4/32 at 100.00	N/R	3,426,471
	Fixed Refunding Series 2022, 4.000%, 4/15/42 (UB) (WI/DD, Settling 5/12/22)
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds,	8/31 at 100.00	BB	984,600
	Hanley International Academy, Inc. Project, Refunding Series 2021, 5.000%, 9/01/40
	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope
	Academy Project, Refunding Series 2021:
185	4.400%, 4/01/31, 144A	4/28 at 100.00	N/R	161,644
315	4.900%, 4/01/41, 144A	4/28 at 100.00	N/R	253,247
1,235	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds,	7/27 at 100.00	N/R	1,013,355
	Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%,
	7/15/46, 144A
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
2,225	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	2,254,259
4,500	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	4,574,745
1,465	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	5/22 at 100.00	N/R	1,465,410
	Montessori Academy, Series 2007, 6.500%, 12/01/37
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds,	5/22 at 100.00	BBB–	1,000,690
	Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35
100,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	6/33 at 11.41	N/R	4,647,000
	Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58
1,000	Summit Academy North, Michigan, Revenue Bonds, Public School Academy, Refunding Series	11/28 at 103.00	BB	890,110
	2021, 4.000%, 11/01/41
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005,	5/22 at 100.00	B+	500,030
	6.375%, 11/01/35
535	Universal Academy, Michigan, Public School Academy Bonds, Refunding Series 2021,	12/28 at 103.00	BBB–	524,134
	4.000%, 12/01/31
124,355	Total Michigan			27,766,493
	Minnesota – 1.0% (0.6% of Total Investments)
2,000	Bethel, Minnesota, Charter School Lease Revenue Bonds, Level Up Academy, Series 2021A,	6/29 at 102.00	N/R	1,565,680
	5.000%, 6/15/56
665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy	7/25 at 100.00	N/R	673,399
	Project, Series 2015A, 5.500%, 7/01/35
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project,	7/25 at 100.00	B	891,280
	Series 2015A, 6.000%, 7/01/45
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of	7/26 at 100.00	N/R	464,973
	Performing Arts Project, Series 2016A, 5.000%, 7/01/47
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep	7/30 at 100.00	N/R	90,855
	Project, Series 2020A, 5.000%, 7/01/55
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	7/26 at 100.00	N/R	2,024,860
	Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	9/30 at 100.00	BB+	993,500
	Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55
1,225	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	6/29 at 102.00	N/R	926,639
	Bonds, Math & Science Academy Charter School Project, Series 2021A, 4.000%, 6/01/51, 144A
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint	10/22 at 100.00	BBB–	3,001,230
	Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Woodbury, Minnesota, Charter School Lease Revenue Bonds, Woodbury Leadership Academy,
	Series 2021A:
$ 850	4.000%, 7/01/41	7/28 at 103.00	BB–	$ 773,330
575	4.000%, 7/01/56	7/28 at 103.00	BB–	484,547
12,920	Total Minnesota			11,890,293
	Mississippi – 0.1% (0.0% of Total Investments)
500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King	10/26 at 100.00	N/R	393,460
	Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put
	10/15/39), 144A
540	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	6/22 at 100.00	N/R	473,962
	Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)
1,040	Total Mississippi			867,422
	Missouri – 2.1% (1.3% of Total Investments)
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward	4/26 at 100.00	N/R	597,884
	Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46, 144A
9,740	Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Expansion Project Series	9/32 at 100.00	N/R	9,603,250
	2022C, 4.000%, 9/01/46 (UB) (6)
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty	6/25 at 100.00	N/R	1,885,340
	Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A
10,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/27 at 100.00	A+	9,823,800
	Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)
	Missouri Southern State University, Auxiliary Enterprise System Revenue Bonds, Series 2021:
1,000	4.000%, 10/01/34	10/31 at 100.00	N/R	884,490
1,000	4.000%, 10/01/44	10/31 at 100.00	N/R	807,060
493	North Outer Forty Transportation Development District, Chesterfield, Missouri,	No Opt. Call	N/R	378,202
	Transportation Development Revenue Notes, Refunding Series 2021A, 4.000%, 12/01/46
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project,	5/22 at 100.00	N/R	1,022,648
	Series 2007A, 5.350%, 6/15/32
1,351	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square	9/22 at 100.00	N/R	459,340
	Redevelopment Project, Series 2008A, 6.300%, 8/22/26
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	No Opt. Call	N/R	87,840
	Projects, Series 2007A, 3.300%, 12/31/26 (4)
28,071	Total Missouri			25,549,854
	Nevada – 1.3% (0.8% of Total Investments)
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	2/31 at 100.00	N/R	1,844,920
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
1,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	12/27 at 100.00	N/R	958,580
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017, 6.250%, 12/15/37 (AMT), 144A
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	8/29 at 100.00	N/R	1,679,060
	Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A
955	Henderson, Nevada, Local Improvement District No. T-20 Rainbow Canyon, Local Improvement	9/28 at 100.00	N/R	986,429
	Bonds, Series 2018, 5.375%, 9/01/48
10,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue	7/28 at 100.00	Aa3	10,164,900
	Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)
555	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley	12/28 at 100.00	N/R	552,991
	Vista, Series 2019, 4.625%, 6/01/49
16,510	Total Nevada			16,186,880

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey – 4.4% (2.7% of Total Investments)
$ 2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government	12/27 at 100.00	Baa1	$ 2,614,500
	Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%,
	6/15/47 (UB) (6)
5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government	12/27 at 100.00	Baa1	5,229,000
	Buildings-Juvenile Justice Commission Facilities Project, Series 2018C, 5.000%, 6/15/47 (UB) (6)
9,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series	6/27 at 100.00	Baa1	9,983,170
	2017DDD, 5.000%, 6/15/42 (UB) (6)
4,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	Ba3	4,160,106
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (AMT)
2,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	Ba3	2,179,133
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint	5/22 at 100.00	BB+	5,210,244
	Peters University Hospital, Series 2007, 5.750%, 7/01/37
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding	No Opt. Call	Baa1	21,404,400
	Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)
1,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	12/28 at 100.00	Baa1	1,630,475
	2019BB, 4.000%, 6/15/50 (6)
2,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed	6/28 at 100.00	BB+	2,297,064
	Bonds, Series 2018B, 5.000%, 6/01/46
72,330	Total New Jersey			54,708,092
	New Mexico – 0.4% (0.2% of Total Investments)
310	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital	9/22 at 62.55	N/R	143,288
	Appreciation Taxable Series 2015D, 0.000%, 3/01/32
50	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds,	9/25 at 100.00	N/R	47,367
	Series 2015A, 5.900%, 9/01/32
200	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds,	9/25 at 100.00	N/R	189,470
	Series 2015B, 5.900%, 9/01/32
355	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds,	No Opt. Call	N/R	330,033
	Series 2015C, 5.900%, 9/01/32
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy	10/23 at 100.00	N/R	1,212,444
	Revenue Bonds, Series 2013, 7.250%, 10/01/43
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue	10/24 at 100.00	N/R	1,011,922
	Bonds, Series 2014, 6.750%, 10/01/33
500	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross	5/29 at 103.00	N/R	434,335
	Receipts Tax Increment Bonds, Senior Lien Series 2022, 4.250%, 5/01/40, 144A
1,500	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross	11/23 at 103.00	N/R	1,371,720
	Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
5,145	Total New Mexico			4,740,579
	New York – 10.1% (6.2% of Total Investments)
610	Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory	6/31 at 100.00	N/R	555,063
	Charter School Project, Series 2021A, 4.000%, 6/15/41
2,405	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of	9/25 at 100.00	N/R	2,530,036
	Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter
	School, Series 2020A-1:
5,000	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	4,312,100
2,000	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	1,652,640
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter
	School, Series 2020C-1:
1,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	910,040
2,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	1,693,620

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,000	Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series 2021A, 5.000%,	6/31 at 100.00	N/R	$ 1,019,750
	6/15/51, 144A
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group,	3/30 at 100.00	AA	7,882,200
	Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (6)
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical	6/27 at 100.00	BBB–	217,104
	Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A
4,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/32 at 100.00	N/R	3,975,480
	General Purpose, Series 2022A, 4.000%, 3/15/49 (UB)
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/30 at 100.00	N/R	1,028,200
	Academy Charter School Project, Series 2020A, 5.730%, 2/01/50
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The
	Academy Charter School Project, Series 2021A:
2,360	4.050%, 2/01/31	2/30 at 100.00	A2	2,127,823
1,000	4.600%, 2/01/51	2/30 at 100.00	A2	819,810
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College	6/22 at 100.00	N/R	996,040
	Project, Series 2019A, 5.500%, 9/01/22
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	3,025,856
	Climate Bond Certified Series 2020A-1, 4.000%, 11/15/52 (UB) (6)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	11/30 at 100.00	A3	1,052,790
	Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43 (UB) (6)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	11/30 at 100.00	A3	951,880
	Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (6)
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	5/31 at 100.00	A3	4,855,050
	2021A-2, 4.000%, 11/15/43 (UB) (6)
14,260	New York City Housing Development Corporation, New York, Multifamily Housing Revenue	9/26 at 100.00	AA+	13,783,431
	Bonds, Sustainable Neighborhood Series 2018K, 4.125%, 11/01/53 (UB) (6)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,
	Bronx Parking Development Company, LLC Project, Series 2007:
1,500	0.000%, 10/01/37 (4)	5/22 at 100.00	N/R	1,200,000
5,000	0.000%, 10/01/46 (4)	5/22 at 100.00	N/R	4,000,000
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	5/22 at 100.00	N/R	235,788
	Special Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23
2,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term	5/22 at 100.00	B–	2,000,000
	Series 2005A, 5.000%, 6/01/42
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	1,010,630
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	3,328,097
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,139,740
	Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A
15,335	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/31 at 100.00	A	12,018,806
	Center Project, Refunding Green Series 2021A, 3.000%, 11/15/51 (UB) (6)
4,985	New York Transportation Development Corporation, New York, Special Facilities Bonds,	7/24 at 100.00	AA	5,145,218
	LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 – AGM
	Insured (AMT) (UB) (6)
10,000	New York Transportation Development Corporation, New York, Special Facility Revenue	5/22 at 100.00	B	9,889,900
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series
	2016, 5.000%, 8/01/31 (AMT)
3,070	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B	3,373,838
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020,
	5.375%, 8/01/36 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 1,000	New York Transportation Development Corporation, New York, Special Facility Revenue	No Opt. Call	B	$ 927,770
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2021,
	3.000%, 8/01/31 (AMT)
1,000	Niagara Area Development Corporation, New York, Revenue Bonds; Catholic Health System,	7/32 at 100.00	N/R	837,290
	Inc, Series 2022, 4.500%, 7/01/52
3,265	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred	4/27 at 100.00	Aa3	3,519,050
	Series 2017, 5.000%, 4/15/57 (UB) (6)
385	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	5/22 at 100.00	N/R	387,888
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)
855	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	6/31 at 27.72	N/R	96,957
	Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase
	Senior Learning Community, Inc. Project, Accd Inv Series 2021A:
5,000	4.500%, 7/01/56, 144A	7/27 at 104.00	N/R	4,120,650
2,775	5.000%, 7/01/56, 144A	7/27 at 104.00	N/R	2,534,269
9,975	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	11/25 at 100.00	Baa2	10,604,422
	Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46 (UB) (6)
250	Western Regional Off-Track Betting Corporation, New York, Tax Exempt Revenue Bonds,	6/31 at 100.00	N/R	207,780
	Additional Secured General Obligation Series 2021, 4.125%, 12/01/41, 144A
134,925	Total New York			124,967,006
	North Dakota – 0.1% (0.0% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,000,000
	Project, Series 2013, 7.750%, 9/01/38 (4)
	Ohio – 7.6% (4.6% of Total Investments)
87,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	11,566,051
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
39,705	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	38,674,258
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55 (6)
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	N/R (7)	5,476,547
	Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center	12/22 at 100.00	N/R (7)	1,535,400
	Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43 (Pre-refunded 12/01/22)
250	Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment Financing Revenue Bonds,	12/29 at 100.00	BB	210,225
	Flats East Bank Project, Refunding Senior Series 2021A, 4.000%, 12/01/55, 144A
100	Cleveland-Cuyahoga County Port Authority, Ohio, Tax Increment Financing Revenue Bonds,	12/29 at 100.00	N/R	87,507
	Flats East Bank Project, Refunding Subordinate Series 2021B, 4.500%, 12/01/55
2,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds,	6/29 at 100.00	N/R	2,035,640
	Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51
340	Evans Farm New Community Authority, Ohio, Community Development Charge Revenue Bonds,	6/29 at 100.00	N/R	284,339
	Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46
1,000	Jefferson County Port Authority, Ohio, Economic Development Revenue Bonds, JSW Steel	12/31 at 100.00	Ba2	758,210
	USA Ohio, Inc. Project, Series 2021, 3.500%, 12/01/51 (AMT)
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network	8/26 at 100.00	A+	10,880,665
	Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)
2,800	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	3,500
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22
3,310	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG	7/29 at 100.00	B–	3,261,376
	Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	456
	FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 1,300	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	$ 1,174,329
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29
	(Mandatory Put 9/15/21)
4,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	5,938
	FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)
1,000	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds,	1/30 at 100.00	A3	1,038,760
	University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	N/R	3,856
	Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	3,750
	Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)
255	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	319
	Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33
1,015	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	1,269
	Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)
2,725	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	3,406
	Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	3,002,580
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)
1,000	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue	12/28 at 100.00	N/R	795,430
	Bonds, Series 2021, 4.250%, 12/01/50, 144A
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment	11/30 at 100.00	N/R	819,270
	Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood,
	Senior Lien Series 2019A, 5.000%, 11/01/51
8,500	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series	12/27 at 103.00	N/R	7,848,645
	2020A, 7.000%, 12/01/42 (AMT), 144A
2,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series	12/24 at 105.00	N/R	2,046,940
	2020B, 10.000%, 12/01/25 (AMT), 144A
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education	3/25 at 100.00	N/R	2,047,200
	Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015,
	6.000%, 3/01/45
189,735	Total Ohio			93,565,866
	Oklahoma – 1.5% (0.9% of Total Investments)
1,000	Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax Apportionment	12/31 at 100.00	N/R	801,440
	Revenue Bonds, Santa Fe Square Project, Series 2021, 4.375%, 12/01/41, 144A
495	Tulsa Authority for Economic Opportunity, Tulsa County, Oklahoma, Tax Apportionment	12/31 at 100.00	N/R	379,744
	Revenue Bonds, Vast Bank Project, Series 2021, 4.000%, 12/01/43, 144A
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/23 at 100.00	N/R	15,275,250
	Refunding Series 2000B, 5.500%, 6/01/35 (AMT)
2,600	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/23 at 100.00	N/R	2,647,710
	Refunding Series 2001B, 5.500%, 12/01/35 (AMT)
19,095	Total Oklahoma			19,104,144
	Oregon – 0.1% (0.1% of Total Investments)
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds,
	Series 2020A:
1,750	0.000%, 6/15/49	6/30 at 57.54	Aa1	528,098
2,000	0.000%, 6/15/50	6/30 at 55.67	Aa1	574,540
3,750	Total Oregon			1,102,638

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania – 2.1% (1.3% of Total Investments)
$ 2,280	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds,	6/29 at 103.00	N/R	$ 2,100,108
	Arts Academy Charter Middle School Foundation Project, Series 2022A, 5.000%, 6/15/57, 144A
955	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/31 at 100.00	N/R	1,040,090
	Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A
1,250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/28 at 100.00	N/R	1,330,675
	Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A
2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	3,125
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)
2,715	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	3,394
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)
500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	406,660
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
290	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University	10/29 at 100.00	BB+	280,740
	Project, Series 2020, 5.000%, 10/01/49
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/27 at 100.00	BB	1,019,230
	Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A
1,500	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/28 at 100.00	BB	1,635,825
	Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A
1,245	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd	11/31 at 100.00	A–	1,208,671
	Group, Series 2021A, 4.000%, 11/01/51 (UB) (6)
675	Lehigh County Industrial Development Authority, Charter School Revenue Bonds, Seven	5/30 at 100.00	BB	644,477
	Generations Charter School, Series 2021A, 4.000%, 5/01/31
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	6/30 at 100.00	N/R	1,643,305
	KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	6/30 at 100.00	N/R	1,643,305
	KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A
3,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	2,734,560
	KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	6
	Shippingport Project, First Energy Guarantor., Series 2006A, 2.550%, 11/01/41 (4)
6,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	Caa1	4,366,589
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana	12/27 at 100.00	N/R	944,640
	Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana
	Bracetti Academy Project, Taxable Series 2020B:
975	4.875%, 12/15/35, 144A	12/27 at 100.00	N/R	929,653
1,000	5.125%, 12/15/44, 144A	12/27 at 100.00	N/R	929,750
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva	1/23 at 100.00	N/R (7)	2,598,775
	Esperanza, Inc. – Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33
	(Pre-refunded 1/01/23)
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	513,555
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36
180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,	5/24 at 100.00	BB+	171,785
	Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28
34,170	Total Pennsylvania			26,148,918
	Puerto Rico – 10.5% (6.4% of Total Investments)
2,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	7/31 at 100.00	N/R	1,883,460
	2021B, 4.000%, 7/01/42, 144A
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
4,870	5.125%, 7/01/37	7/22 at 100.00	CCC	4,898,051
1,000	5.250%, 7/01/42	7/22 at 100.00	CCC	1,005,960
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,014,280

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$ 8,625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build	5/22 at 100.00	D	$ 7,999,687
	America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
4,835	3.957%, 7/01/42 (4)	7/22 at 100.00	D	4,629,512
185	3.961%, 7/01/42 (4)	7/22 at 100.00	D	177,138
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%,	No Opt. Call	N/R	1,927,500
	7/01/22 (4)
1,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%,	5/22 at 100.00	D	981,437
	7/01/37 (4)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
5,690	3.978%, 7/01/22 (4)	5/22 at 100.00	D	5,476,625
1,186	3.978%, 7/01/28 (4)	5/22 at 100.00	D	1,141,525
890	3.978%, 7/01/29 (4)	5/22 at 100.00	D	856,625
658	3.978%, 7/01/31 (4)	5/22 at 100.00	D	633,325
405	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC, 3.957%,	5/22 at 100.00	D	387,788
	7/01/28 (4)
1,350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 3.978%,	5/22 at 100.00	D	1,299,375
	7/01/40 (4)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
4,000	3.978%, 7/01/22 (4)	6/21 at 100.00	N/R	3,840,000
3,000	3.978%, 7/01/25 (4)	5/22 at 100.00	D	2,887,500
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.102%,	7/23 at 100.00	D	994,990
	7/01/36 (4)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
360	3.988%, 7/01/22 (4)	5/22 at 100.00	D	346,950
710	3.988%, 7/01/23 (4)	5/22 at 100.00	D	684,262
375	3.978%, 7/01/33 (4)	5/22 at 100.00	D	360,938
5,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond	5/22 at 100.00	D	5,094,375
	Series 2010EE, 4.044%, 7/01/32 (4)
5,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L,	No Opt. Call	N/R	5,049,550
	5.250%, 7/01/38 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
108,137	0.000%, 7/01/46	7/28 at 41.38	N/R	30,497,878
101,600	0.000%, 7/01/51	7/28 at 30.01	N/R	21,410,168
1,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,014,150
5,000	5.000%, 7/01/58	7/28 at 100.00	N/R	5,137,300
	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
– (9)	5.625%, 7/01/27	No Opt. Call	N/R	97
1,013	5.625%, 7/01/29	No Opt. Call	N/R	1,091,969
984	5.750%, 7/01/31	No Opt. Call	N/R	1,077,195
1,201	0.000%, 7/01/33	7/31 at 89.94	N/R	687,060
933	4.000%, 7/01/33	7/31 at 103.00	N/R	867,754
839	4.000%, 7/01/35	7/31 at 103.00	N/R	777,789
720	4.000%, 7/01/37	7/31 at 103.00	N/R	649,030
4,479	4.000%, 7/01/41	7/31 at 103.00	N/R	4,038,180
1,018	4.000%, 7/01/46	7/31 at 103.00	N/R	895,627
12,484	Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022,	No Opt. Call	N/R	6,507,142
	0.000%, 11/01/43
296,072	Total Puerto Rico			129,222,192
	Rhode Island – 0.2% (0.1% of Total Investments)
18,260	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed	5/22 at 16.93	CCC–	2,843,812
	Bonds, Series 2007A, 0.000%, 6/01/52

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina – 2.6% (1.6% of Total Investments)
$ 640	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement	5/29 at 100.00	N/R	$ 490,502
	District, Series 2021, 4.000%, 5/01/52, 144A
	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement
	District, Capital Appreciation Series 2007-A&B:
7,920	0.000%, 11/01/39	5/22 at 26.60	N/R	1,601,424
8,160	0.000%, 11/01/39	5/22 at 26.60	N/R	1,649,952
5,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	8/26 at 100.00	N/R (7)	5,463,150
	Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	1/30 at 100.00	N/R	354,916
	Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A
970	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	11/26 at 100.00	N/R	1,051,645
	Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue	11/26 at 100.00	N/R	877,010
	Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A
4,215	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue	12/29 at 100.00	Baa3	4,172,892
	Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A
750	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes,	5/22 at 100.00	N/R	743,370
	Kiawah Life Plan Village, Inc. Project, Series 2021A, 8.750%, 7/01/25
3,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding	12/26 at 100.00	A	3,182,040
	Series 2016B, 5.000%, 12/01/46 (UB) (6)
11,615	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series	6/24 at 100.00	N/R	12,046,614
	2014A, 5.000%, 12/01/49 (UB) (6)
43,670	Total South Carolina			31,633,515
	South Dakota – 0.1% (0.0% of Total Investments)
1,125	Lincoln County, South Dakota, Economic Development Revenue Bonds, The Augustana College	8/31 at 100.00	BBB–	982,868
	Association Project, Series 2021A, 4.000%, 8/01/56
	Tennessee – 2.2% (1.3% of Total Investments)
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board,	7/27 at 100.00	N/R	759,910
	Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities
	Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
11,095	5.000%, 7/01/40 (UB) (6)	7/26 at 100.00	A3	11,875,644
5,240	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	A3	5,562,469
150	Metropolitan Government of Nashville-Davidson County Industrial Development Board,	6/31 at 100.00	N/R	124,923
	Tennessee, Special Assessment Revenue Bonds, South Nashville Central Business Improvement
	District, Series 2021A, 4.000%, 6/01/51, 144A (UB)
5,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue	6/27 at 100.00	N/R	1,350,000
	Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%,
	6/01/47, 144A (4)
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B,	No Opt. Call	BBB	6,559,052
	5.625%, 9/01/26
900	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue	5/22 at 100.00	N/R	652,185
	Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46
29,409	Total Tennessee			26,884,183
	Texas – 6.4% (3.9% of Total Investments)
1,000	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds,	10/31 at 100.00	BBB–	1,000,300
	First-Lien Series 2021A, 4.000%, 10/01/50
2,000	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds,	10/31 at 100.00	N/R	1,826,060
	Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
1,000	Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract Public Improvement District	9/31 at 100.00	N/R	862,260
	2 Area 1 Project, Series 2021, 4.000%, 9/15/41, 144A

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks	6/26 at 100.00	N/R	$ 920,960
	Academies, Series 2021A, 5.000%, 6/15/51
1,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Legacy	2/30 at 100.00	N/R	774,980
	Traditional Schools – Texas Project, Refunding Series 2021A, 4.500%, 2/15/56
1,000	Baytown Municipal Development District, Texas, Hotel Revenue Bonds, Baytown Convention	10/31 at 100.00	BBB–	881,430
	Center Hotel, First-Lien Series 2021A, 4.000%, 10/01/50
300	Bee Cave, Travis County, Texas, Special Assessment Revenue Bonds, Backyard Public	9/31 at 100.00	N/R	262,809
	Improvement District Project, Series 2021, 5.250%, 9/01/51, 144A
500	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public	9/29 at 100.00	N/R	452,845
	Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%,
	9/01/49, 144A
995	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement	9/22 at 103.00	N/R	1,007,477
	District Phase 1 Project, Series 2014, 7.000%, 9/01/40
500	Celina, Texas, Special Assessment Revenue Bonds, The Parks at Wilson Creek Public	9/31 at 100.00	N/R	429,120
	Improvement District Initial Major Improvement Project, Series 2021, 4.500%, 9/01/51, 144A
1,765	Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds,	8/26 at 100.00	N/R	1,247,467
	Road Series 2021, 3.000%, 8/15/51
675	Conroe Local Government Corporation, Texas, Hotel Revenue and Contract Revenue Bonds,	10/31 at 100.00	A2	670,916
	Subordinate Third Lien Series 2021C, 4.000%, 10/01/50
1,000	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright	9/31 at 100.00	N/R	853,780
	Ranch Public Improvement District Improvement Area 1 Project, Series 2021, 4.500%,
	9/15/51, 144A
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
340	6.625%, 9/01/31 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	357,306
1,000	6.375%, 9/01/42 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	1,052,680
165	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public	8/27 at 100.00	N/R	154,846
	Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy	11/22 at 100.00	Baa2	1,512,585
	Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38 (6)
1,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds,	5/22 at 100.00	B3	999,950
	Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)
1,450	Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series	4/29 at 100.00	N/R	1,055,281
	2021, 3.000%, 4/01/48
125	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5	9/29 at 100.00	N/R	115,205
	Improvement Area 1 Project, Series 2019, 4.375%, 9/01/49, 144A
740	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series	5/22 at 100.00	N/R	740,170
	2006A, 6.000%, 2/15/36
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines	5/22 at 100.00	Ba3	1,004,140
	Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)
4,100	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/29 at 100.00	B–	3,735,961
	Terminal E Project, Series 2021A, 4.000%, 7/01/41 (AMT)
500	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Durango Farms Public	9/29 at 100.00	N/R	409,405
	Improvement Project Series 2021, 4.000%, 9/01/56, 144A
500	Hutto, Williams County Texas, Special Assessment Revenue Bonds, Emory Crossing, Public	9/29 at 100.00	N/R	406,090
	Improvement Area 1 Project Series 2021, 4.000%, 9/01/56, 144A
2,985	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area	7/22 at 100.00	N/R (7)	3,017,417
	Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012,
	8.250%, 7/01/32 (Pre-refunded 7/01/22)
1,000	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public	9/31 at 100.00	N/R	858,730
	Improvement District 1 Improvement Area 2 Project, Series 2018, 4.000%, 9/01/51, 144A
1,000	Kaufman County Fresh Water Supply District 1-D, Texas, General Obligation Road Bonds,	9/26 at 100.00	N/R	724,960
	Series 2021, 3.000%, 9/01/46

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 500	Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public Improvement District 1	9/31 at 100.00	N/R	$ 402,275
	Phase 1A-1B Project, Series 2021, 4.000%, 9/15/50, 144A
4,000	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue	6/26 at 100.67	N/R	2,795,840
	Bonds, District 1, 2, 3 & 7, Convertible Capital Appreciation Series 2021A-2, 5.000%, 12/01/51
1,000	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue	6/26 at 103.00	N/R	917,550
	Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%, 12/15/51
1,435	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement	9/31 at 100.00	N/R	1,216,206
	District Improvement Area 1-2 Project, Series 2021, 4.000%, 9/15/51, 144A
	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement
	District Major Improvement Area Project, Series 2021:
900	4.125%, 9/15/41, 144A	9/31 at 100.00	N/R	779,760
1,500	4.375%, 9/15/51, 144A	9/31 at 100.00	N/R	1,258,890
1,170	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement	9/29 at 100.00	N/R	1,126,757
	District Improvement Area 2 Project, Series 2019, 4.250%, 9/15/39, 144A
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District
	Project, Series 2019:
300	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	299,322
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	497,290
1,965	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro	1/26 at 102.00	N/R	50,442
	Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (4), (8)
1,125	Missouri City Management District 1, Fort Bend County, Texas, General Obligation Bonds,	9/27 at 100.00	N/R	860,141
	Road Series 2021, 3.000%, 9/01/46
15,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue	1/28 at 103.00	N/R	13,848,300
	Bonds, Sanctuary LTC LLC Project, Series 2021A-1, 5.500%, 1/01/57
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (7)	1,048,420
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, L.L.C.-Texas A&M University-Corpus
	Christi Project, Series, 5.000%, 4/01/44 (Pre-refunded 4/01/24)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (7)	1,089,550
	Revenue Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M
	University – San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (7)	1,048,420
	Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project,
	Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing
	Revenue Bonds, NCCD – College Station Properties LLC – Texas A&M University Project,
	Series 2015A:
1,250	5.000%, 7/01/35	7/25 at 100.00	Caa1	1,187,500
2,445	5.000%, 7/01/47	7/25 at 100.00	Caa1	2,322,750
250	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, TLC	8/28 at 100.00	BB	208,715
	Academy, Series 2021A, 4.000%, 8/15/56
500	North Parkway Municipal Management District 1, Celina, Texas, Special Assessment Revenue	9/31 at 100.00	N/R	484,265
	Bonds, Major Improvements Project, Series 2021, 5.000%, 9/15/51, 144A
1,070	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public	9/30 at 100.00	N/R	932,002
	Improvement District 2 Project, Series 2020, 4.000%, 9/01/50, 144A
2,000	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Collin Creek	9/31 at 100.00	N/R	1,632,740
	East Public Improvement District Project, Series 2021, 4.375%, 9/15/51, 144A
1,000	Plano, Collin and Denton Counties, Texas, Special Assessment Revenue Bonds, Collin Creek	9/31 at 100.00	N/R	825,500
	West Public Improvement District Project, Series 2021, 4.000%, 9/15/51, 144A
440	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility	5/22 at 103.00	N/R	369,785
	Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 4.000%, 1/01/50 (AMT), 144A
6,000	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility	7/23 at 103.00	N/R	4,135,800
	Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 3.000%, 1/01/50 (AMT), 144A

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2021:
$ 1,500	4.000%, 6/01/46 (AMT)	6/31 at 100.00	A+	$ 1,463,370
1,500	4.000%, 6/01/51 (AMT)	6/31 at 100.00	A+	1,444,275
205	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement	9/29 at 100.00	N/R	192,874
	District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A
185	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement	9/29 at 100.00	N/R	186,314
	District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue	5/22 at 100.00	N/R	1,250,000
	Bonds, Eden Home Inc., Series 2012, 4.087%, 12/15/32 (4)
150	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District	3/24 at 102.00	N/R	145,493
	North Improvement Area, Series 2016, 5.750%, 9/15/36
3,685	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds,	9/27 at 100.00	Aaa	3,784,200
	Series 2018A, 4.250%, 9/01/48 (UB) (6)
2,008	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El	1/34 at 100.00	N/R	1,874,899
	Shaddai Village and St. James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017,	12/25 at 100.00	N/R	1,572,598
	4.250%, 12/01/44
90,376	Total Texas			78,587,373
	Utah – 0.4% (0.3% of Total Investments)
2,500	Black Desert Public Infrastructure District, Limited Tax General Obligation Bonds,	9/26 at 103.00	N/R	2,027,775
	Series 2021A, 4.000%, 3/01/51, 144A
1,000	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds,	9/26 at 103.00	N/R	839,890
	Subordinate Series 2021B, 7.375%, 9/15/51, 144A
1,000	ROAM Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds,	9/26 at 103.00	N/R	777,960
	Series 2021A, 4.250%, 3/01/51, 144A
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	1/25 at 102.00	N/R	837,500
	School Project, Series 2020A, 5.125%, 7/15/51, 144A
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall	10/31 at 100.00	Aa2	1,022,690
	Projects, Refunding Series 2021A, 4.000%, 10/15/51
6,500	Total Utah			5,505,815
	Vermont – 0.3% (0.2% of Total Investments)
3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of	6/26 at 100.00	A+	3,646,160
	Vermont Medical Center Project, Green Series 2016B, 5.000%, 12/01/46 (UB) (6)
	Virgin Islands – 1.2% (0.7% of Total Investments)
2,375	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds,	10/32 at 100.00	N/R	2,432,974
	Series 2022A, 5.000%, 10/01/39
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding
	Series 2014C:
1,000	5.000%, 10/01/30	10/24 at 100.00	N/R	986,660
5,000	5.000%, 10/01/39	10/24 at 100.00	N/R	4,781,650
3,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond	No Opt. Call	N/R	2,870,010
	Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
3,270	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond	No Opt. Call	N/R	3,272,032
	Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A
14,645	Total Virgin Islands			14,343,326
	Virginia – 4.5% (2.8% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue	No Opt. Call	N/R	495,300
	Bonds, Series 2003B, 4.125%, 3/01/22 (4)
1,000	Cutalong II Community Development Authority, Louisa County, Virginia, Special Assessment	3/27 at 103.00	N/R	850,690
	Revenue Bonds, Cutalong II Project, Series 2022, 4.500%, 3/01/55, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 2,755	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds,	3/31 at 100.00	N/R	$ 2,514,929
	Refunding Series 2021A, 3.750%, 3/01/36, 144A
10,000	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton	7/30 at 100.00	N/R	9,973,139
	Roads Transportation Fund, Senior Lien Series 2020A, 4.000%, 7/01/50
15,000	Industrial Development Authority of the City of Newport News, Virginia, Health System	7/27 at 100.00	N/R	15,892,350
	Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A
11,495	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra	1/32 at 100.00	A–	10,969,679
	Health Obligated Group, Refunding Series 2021, 4.000%, 1/01/55 (UB) (6)
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed	5/22 at 100.00	B–	1,001,280
	Bonds, Series 2007B1, 5.000%, 6/01/47
7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds,	7/34 at 100.00	N/R	6,774,040
	Provident Resource Group – Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/54, 144A
7,535	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds,	No Opt. Call	N/R	7,418,656
	Provident Resource Group – Rixey Student Housing Project, Series 2019B, 6.525%, 7/01/52, 144A
	(cash 7.500%, PIK 7.500%)
	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing,
	OPCO LLC Project, Senior Lien Series 2012:
80	6.000%, 1/01/37 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	BBB (7)	80,558
130	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	130,806
56,757	Total Virginia			56,101,427
	Washington – 2.0% (1.2% of Total Investments)
1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie	12/25 at 100.00	N/R	1,043,660
	Valley Hospital, Series 2015A, 6.250%, 12/01/45
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing	5/22 at 100.00	N/R	997,040
	Revenue Bonds, Series 2007, 5.600%, 6/01/37 (AMT)
1,300	Port of Seattle Industrial Development Corporation, Washington, Special Facilities	4/23 at 100.00	BB+	1,317,329
	Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (AMT)
2,500	Seattle Housing Authority, Washington, Revenue Bonds, Lam Bow Apartments Project, Series	6/31 at 100.00	AA	1,697,450
	2021, 2.500%, 6/01/54 (6)
195	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	5/22 at 100.00	N/R	189,700
	Series 2013, 5.750%, 4/01/43
3,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue	1/28 at 100.00	N/R	1,992,250
	Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32 (AMT), 144A (4)
545	Washington Economic Development Finance Authority, Environmental Facilities Revenue	1/28 at 100.00	N/R	354,250
	Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32 (AMT), 144A (4)
1,565	Washington Economic Development Finance Authority, Environmental Facilities Revenue	1/28 at 100.00	N/R	1,017,250
	Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32 (AMT), 144A (4)
1,000	Washington Economic Development Finance Authority, Environmental Facilities Revenue	No Opt. Call	N/R	735,630
	Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 12.000%, 1/01/33 (AMT), 144A (4)
255	Washington Economic Development Finance Authority, Environmental Facilities Revenue	No Opt. Call	N/R	191,344
	Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 14.250%, 1/01/27, 144A (4)
7,330	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/27 at 100.00	BBB–	7,158,258
	Center, Series 2017, 4.000%, 8/15/42 (UB) (6)
8,525	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University	10/29 at 100.00	A+	6,747,623
	Project, Series 2019A, 3.000%, 4/01/49 (UB) (6)
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella	10/22 at 100.00	N/R (7)	1,020,590
	Project, Series 2012A, 6.750%, 10/01/47 (Pre-refunded 10/03/22), 144A
29,280	Total Washington			24,462,374
	West Virginia – 0.4% (0.3% of Total Investments)
1,322	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial	12/23 at 100.00	N/R	1,325,477
	Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$ 1,125	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds,	6/27 at 100.00	N/R	$ 1,181,385
	University Town Centre Economic Opportunity Development District, Refunding & Improvement
	Series 2017A, 5.750%, 6/01/43, 144A
1,000	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds,	6/31 at 100.00	N/R	950,540
	University Town Centre Economic Opportunity Development District, Refunding & Improvement
	Series 2021A, 4.125%, 6/01/43, 144A
1,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds,	12/27 at 103.00	N/R	862,460
	Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue	1/25 at 100.00	B	1,005,340
	Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)
5,447	Total West Virginia			5,325,202
	Wisconsin – 7.8% (4.7% of Total Investments)
2,500	Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub North LLC Renewable	12/26 at 100.00	N/R	2,158,850
	Natural Gas Production Plant Project, Series 2021A, 5.500%, 12/01/32 (AMT), 144A
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue	12/27 at 100.00	N/R	1,857,740
	Bonds, Refunding Series 2017, 6.750%, 6/01/32
255	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Ascend Leadership	6/29 at 100.00	N/R	211,890
	Academy Project, Series 2021A, 5.000%, 6/15/51, 144A
850	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Coral Academy of	6/27 at 100.00	N/R	726,198
	Science, Reno, Series 2021A, 4.000%, 6/01/51, 144A
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of	7/28 at 100.00	BB–	148,788
	Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A
2,015	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Guilford	4/31 at 100.00	N/R	1,841,851
	Preparatory Academy, North Carolina, Taxable Series 2022A, 5.000%, 4/01/57, 144A
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, High Desert	6/29 at 100.00	N/R	937,440
	Montessori Charter School, Series 2021A, 5.000%, 6/01/51, 144A
4,985	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina	6/26 at 100.00	N/R	4,154,150
	Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College	6/27 at 103.00	N/R	432,230
	Preparatory, Series 2020A, 5.000%, 6/15/55, 144A
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, First Tier Series 2018A-1:
13	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	284
11	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	240
11	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	226
10	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	206
10	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	195
13	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	239
13	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	227
13	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	210
13	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	197
12	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	186
667	5.500%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	406,513
14	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	197
13	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	184
13	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	173
13	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	161
12	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	152
12	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	141
12	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	133
12	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	125
11	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	117
12	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	118
148	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	1,302

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds,
	Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 24	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	$ 577
24	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	536
24	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	514
23	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	489
23	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	454
25	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	479
652	1.000%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	336,503
25	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	449
25	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	427
25	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	404
24	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	383
24	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	364
24	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	345
23	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	327
23	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	313
23	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	295
23	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	277
23	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	264
22	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	250
22	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	239
22	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	226
22	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	208
281	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	2,478
4,700	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public	3/27 at 100.00	N/R	4,967,383
	Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A
1,500	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs	6/27 at 100.00	N/R	1,417,635
	Community School, Series 2020A, 6.250%, 6/15/40, 144A
1,000	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore	6/28 at 100.00	N/R	855,510
	Academy, Series 2021A, 5.000%, 6/01/56, 144A
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie	10/29 at 100.00	N/R	1,763,640
	College, Series 2019A, 5.875%, 10/01/54, 144A
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood	12/22 at 100.00	N/R (7)	851,505
	Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42
	(Pre-refunded 12/01/22)
1,550	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy	8/28 at 100.00	N/R	1,368,325
	Project, Series 2021, 5.000%, 8/01/51, 144A
335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	8/26 at 100.00	N/R	304,632
	Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)
1,275	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical	12/31 at 100.00	BB+	1,232,224
	Center, Series 2021A, 4.000%, 12/01/41
5,000	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio	2/32 at 100.00	N/R	5,034,050
	Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%, 2/01/62
6,665	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio	2/32 at 100.00	N/R	6,318,153
	Hotel Acquisition Project, Subordinate Lien Series 2022B, 6.000%, 2/01/62, 144A
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017A:
1,665	3.125%, 8/01/27, 144A (4)	No Opt. Call	N/R	1,583,448
1,000	3.375%, 8/01/31, 144A (4)	No Opt. Call	N/R	925,790
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017:
2,000	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	1,885,620
17,335	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	16,573,127
400	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park	No Opt. Call	N/R	283,172
	Development Project, Series 2019, 0.000%, 12/31/24, 144A

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 3,500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series	9/28 at 100.00	N/R	$ 2,668,050
	2018A, 6.500%, 9/01/48
500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center,	10/27 at 100.00	N/R	431,885
	Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center,
	Senior Series 2018A:
4,415	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	3,716,856
4,585	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	3,858,461
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health	4/25 at 100.00	BB	1,126,038
	Sciences, Series 2015, 5.875%, 4/01/45
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of	6/22 at 104.00	N/R	1,043,840
	Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A
	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community,
	Series 2023A:
1,000	5.000%, 6/01/37 (WI/DD, Settling 3/3/23)	6/28 at 103.00	N/R	917,610
4,000	5.000%, 6/01/52 (WI/DD, Settling 3/3/23)	6/28 at 103.00	N/R	3,281,320
	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group
	Aviation Facilities Project, Series 2021:
1,200	4.000%, 7/01/41 (AMT)	7/31 at 100.00	N/R	1,037,868
2,485	4.250%, 7/01/54 (AMT)	7/31 at 100.00	N/R	2,074,006
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter	1/31 at 100.00	N/R	923,650
	School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A
2,500	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Fargo-Moorhead Metropolitan	9/31 at 100.00	Baa3	2,299,775
	Area Flood Risk Management P3 Project, Green Series 2021, 4.000%, 3/31/56 (AMT)
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment
	Center, Series 2018A-1:
1,000	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	615,000
2,000	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,230,000
3,500	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	2,152,500
91	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic	12/28 at 100.00	N/R	45,647
	Medicine, Senior Series 2019A-1, 0.000%, 12/01/48, 144A (4)
815	Public Finance Authority, Wisconsin, Revenue Bonds, Ocean Academy Charter School, Series	10/31 at 100.00	N/R	744,128
	2021, 5.000%, 10/15/56, 144A
1,000	Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds, Refunding Senior Series 2021,	9/28 at 100.00	N/R	807,520
	5.000%, 9/30/41, 144A
10,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral	12/30 at 56.77	AA	3,461,500
	Obligation Junior Series 2020D, 0.000%, 12/15/45 – AGM Insured (UB) (6)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,
	Ascension Health Alliance Senior Credit Group, Series 2016A:
1,400	4.000%, 11/15/46 (Pre-refunded 5/15/26) (UB)	5/26 at 100.00	N/R (7)	1,467,396
3,600	4.000%, 11/15/46 (UB)	5/26 at 100.00	AA+	3,516,588
114,645	Total Wisconsin			96,011,316
$ 2,572,701	Total Municipal Bonds (cost $2,094,275,386)			1,972,784,362

Shares	Description (1)			Value

	COMMON STOCKS – 4.3% (2.6% of Total Investments)
	Airlines – 0.4% (0.2% of Total Investments)
227,514	American Airlines Group Inc (10), (11)		N/A	$ 4,270,438
	Independent Power & Renewable Electricity Producers – 3.9% (2.4% of Total Investments)
750,823	Energy Harbor Corp (11), (12), (13)		N/A	48,569,238
	Total Common Stocks (cost $27,440,408)			52,839,676

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.4% (0.2% of Total Investments)
	Materials – 0.4% (0.2% of Total Investments)
$ 5,000	United States Steel Corp	6.650%	6/01/37	B1	$ 4,897,450
	Real Estate – 0.0% (0.0% of Total Investments)
300	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	128,070
3,170	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	32
3,470	Total Real Estate				128,102
8,470	Total Corporate Bonds (cost $8,398,360)				5,025,552

Principal		Reference
Amount (000)	Description (1)	Coupon (14)	Rate (14)	Spread (14)	Maturity(15)	Ratings (3)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 0.0% (0.0% of Total Investments) (14)
	National – 0.0% (0.0% of Total Investments)
$ 56	Lombard Starwood Westin Hotel Conference Center and Hotel
	Project Revenue Bonds, Term Loan,
	(cash 7.500%, PIK 7.500%) (16)	7.500%	N/A	N/A	12/31/23	N/R	$ 55,623
$ 56	Total Variable Rate Senior Loan Interests (cost $55,623)						55,623
	Total Long-Term Investments (cost $1,680,767,716)						2,030,705,213
	Borrowings – (0.8)%						(10,200,000)
	Floating Rate Obligations – (35.9)%						(442,871,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (20.8)% (17)						(256,595,644)
	Reverse Repurchase Agreements, including accrued interest – (6.0)% (18)						(74,401,198)
	Other Assets Less Liabilities – (1.0)%						(12,451,300)
	Net Assets Applicable to Common Shares – 100%						$ 1,234,186,071

NMZ	Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $104,497,607 have been pledged as collateral for reverse repurchase agreements.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Principal Amount (000) rounds to less than $1,000.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(13)	For fair value measurement disclosure purposes, investment classified as Level 2.
(14)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(15)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to repay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(16)	Senior loan received as part of the bondholder funding agreement during March 2021 for Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1, 0.000%, 7/01/56, 144A.
(17)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 12.6%.
(18)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 3.7%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NMCO Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 165.7% (100.0% of Total Investments)
	MUNICIPAL BONDS – 157.6% (95.1% of Total Investments)
	Alabama – 7.0% (4.2% of Total Investments)
$ 395	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	No Opt. Call	B–	$ 452,204
	United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT)
	(Mandatory Put 11/01/30)
43,450	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	10/29 at 100.00	B	46,809,989
	United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone
	Bonds, Hunt Refining Project, Refunding Series 2019A:
464	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	447,109
1,500	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	1,482,645
45,809	Total Alabama			49,191,947
	Arizona – 4.1% (2.5% of Total Investments)
4,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/24 at 101.00	N/R	3,958,640
	Leman Academy of Excellence East Tucson & Central Tucson Projects, Series 2019A,
	5.000%, 7/01/49, 144A
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of
	Math & Science Projects, Series 2019:
1,860	5.000%, 7/01/49, 144A	7/29 at 100.00	BB	1,876,573
1,500	5.000%, 7/01/54, 144A	7/29 at 100.00	BB	1,508,865
340	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest	7/28 at 100.00	BB+	307,982
	Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,	1/30 at 100.00	N/R	898,300
	Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds,
	Legacy Traditional Schools Projects, Taxable Series 2019B:
2,000	5.000%, 7/01/39, 144A	7/29 at 100.00	BB+	2,074,140
5,355	5.000%, 7/01/49, 144A	7/29 at 100.00	BB+	5,474,256
1,525	5.000%, 7/01/54, 144A	7/29 at 100.00	BB+	1,554,295
315	Maricopa County Industrial Development Authority, Arizona, Educational Facilities	10/27 at 103.00	N/R	331,878
	Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%, 10/01/51, 144A
600	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/25 at 100.00	BB	615,462
	Basis Schools, Inc. Projects, Series 2016A, 5.000%, 7/01/35, 144A
280	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	9/30 at 100.00	Ba2	264,398
	Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A
2,700	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities	2/24 at 100.00	B+	2,702,025
	Foundation, Inc. Project, Series 2014, 5.375%, 2/01/41
500	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/25 at 100.00	N/R	500,540
	American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 103.00	N/R	1,034,800
	Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A
50	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	7/26 at 100.00	N/R	48,268
	Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A
380	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/28 at 100.00	N/R	337,725
	Synergy Public Charter School Project, Series 2020, 5.250%, 6/15/50, 144A
1,000	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue	10/29 at 103.00	N/R	630,020
	Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A, 0.000%, 10/01/56

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU
	Project, Series 2017A:
$ 2,205	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	$ 2,224,073
2,350	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	2,348,214
28,960	Total Arizona			28,690,454
	Arkansas – 2.2% (1.4% of Total Investments)
17,050	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	Ba3	15,815,068
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
	California – 8.5% (5.2% of Total Investments)
3,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, K	8/32 at 100.00	N/R	2,312,250
	Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
2,500	California Community Housing Agency, California, Essential Housing Revenue Bonds,	2/30 at 100.00	N/R	2,363,675
	Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A
1,500	California Community Housing Agency, California, Essential Housing Revenue Bonds,	2/31 at 100.00	N/R	1,211,940
	Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56, 144A
1,555	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/30 at 26.72	N/R	276,572
	Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55
1,530	California Enterprise Development Authority, Charter School Revenue Bonds, Norton	7/27 at 102.00	N/R	1,430,657
	Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A
4,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A,	10/27 at 103.00	N/R	4,063,040
	6.000%, 10/01/50
2,500	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines,	No Opt. Call	B+	2,417,725
	Inc. Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)
1,385	California Public Finance Authority, Charter School Lease Revenue Bonds, California	7/28 at 100.00	N/R	1,251,652
	Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A
320	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village,	11/29 at 102.00	N/R	318,035
	Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
	California School Finance Authority, California, Charter School Revenue Bonds, Encore
	Education Obligated Group, Series 2016A:
4,020	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	3,317,585
4,380	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,393,755
	California School Finance Authority, Charter School Revenue Bonds, Arts in Action
	Charter Schools – Obligated Group, Series 2020A:
1,410	5.000%, 6/01/50, 144A	6/27 at 100.00	N/R	1,419,362
700	5.000%, 6/01/59, 144A	6/27 at 100.00	N/R	701,834
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep	6/28 at 100.00	N/R	809,420
	Public Schools Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A
2,065	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	12/24 at 100.00	BB	2,133,414
	Linda University Medical Center, Series 2014A, 5.500%, 12/01/54
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma
	Linda University Medical Center, Series 2016A:
1,480	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,537,158
10,090	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	10,459,900
1,095	California Statewide Communities Development Authority, California, Revenue Bonds, Loma	6/28 at 100.00	BB	1,159,769
	Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A
	California Statewide Community Development Authority, Revenue Bonds, Daughters of
	Charity Health System, Series 2005A:
270	5.750%, 7/01/24 (4), (5)	1/22 at 100.00	N/R	242,610
3	5.750%, 7/01/30 (4), (5)	1/22 at 100.00	N/R	3,071
129	5.750%, 7/01/35 (4), (5)	1/22 at 100.00	N/R	116,315
212	California Statewide Community Development Authority, Revenue Bonds, Daughters of	1/22 at 100.00	N/R	190,403
	Charity Health System, Series 2005G, 5.500%, 7/01/22 (4), (5)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 97	California Statewide Community Development Authority, Revenue Bonds, Daughters of	1/22 at 100.00	N/R	$ 86,756
	Charity Health System, Series 2005H, 5.750%, 7/01/25 (4), (5)
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/22 at 22.77	N/R	5,681,000
	Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46
2,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	4/32 at 100.00	N/R	1,838,200
	Vineyard Gardens Apartments, Senior Lien Series 2021A, 3.250%, 10/01/58, 144A
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Wood	6/32 at 100.00	N/R	1,639,760
	Creek Apartments, Mezzanine Lien Series 2021A-2, 4.000%, 12/01/58
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	A–	4,777,200
	Refunding Senior Lien Series 2021A, 4.000%, 1/15/46 (UB) (6)
47,065	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	12/31 at 27.75	N/R	5,088,668
	Asset-Backed Bonds, Capital Appreciation Series 2021B-2, 0.000%, 6/01/66
126,806	Total California			60,241,726
	Colorado – 10.5% (6.3% of Total Investments)
3,000	Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue	12/28 at 103.00	N/R	2,772,300
	Bonds, Refunding & Improvement Series 2021A, 5.750%, 12/01/51
2,000	Bradley Heights Metropolitan District 2, Colorado Springs, El Paso County, Colorado,	9/26 at 103.00	N/R	1,572,300
	General Obligation Limited Tax Bonds, Series 2021A-3, 4.750%, 12/01/51
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General	6/24 at 103.00	N/R	996,990
	Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General	6/24 at 79.97	N/R	640,720
	Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series
	2019B, 7.500%, 12/01/49
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds	10/27 at 100.00	N/R	467,395
	World Compass Academy Project, Series 2017, 5.375%, 10/01/37
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,
	Loveland Classical Schools Project, Series 2016:
525	3.750%, 7/01/26, 144A	No Opt. Call	BB	510,379
500	5.000%, 7/01/36, 144A	7/26 at 100.00	BB	503,885
10,170	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain	10/27 at 100.00	Ba1	10,188,611
	Classical Academy Project, Refunding Series 2019, 5.000%, 10/01/59, 144A
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health,
	Series 2019A-2:
12,485	3.250%, 8/01/49	8/29 at 100.00	BBB+	10,002,108
4,925	4.000%, 8/01/49	8/29 at 100.00	BBB+	4,668,210
1,000	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales	12/24 at 103.00	N/R	948,840
	Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39
14,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation	3/25 at 93.28	N/R	10,561,180
	Bonds, Convertible Capital Appreciation Series 2020A-2, 5.750%, 12/01/49 (7)
5,500	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation	3/25 at 103.00	N/R	5,478,825
	Bonds, Series 2020A-1, 5.000%, 12/01/49
1,075	Indy Oak Tod Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax	6/25 at 103.00	N/R	1,074,334
	General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.500%, 12/01/50, 144A
500	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax	12/24 at 103.00	N/R	465,650
	General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/49
1,000	Lanterns Metropolitan District 2, Castle Rock, Douglas County, Colorado, Limited Tax	9/26 at 103.00	N/R	779,670
	General Obligation Bonds, Series 2021A-3, 4.500%, 12/01/50
500	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	500,100
	Refunding Series 2016, 4.000%, 12/01/26
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General	12/25 at 103.00	N/R	978,230
	Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 515	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax	3/25 at 103.00	N/R	$ 501,260
	General Obligation Bonds, Series 2020, 5.125%, 12/01/49
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds,
	Series 2019:
5,000	5.000%, 12/01/39	12/24 at 103.00	N/R	5,041,650
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	4,962,800
1,000	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation	12/24 at 103.00	N/R	921,730
	Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49
705	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited	12/24 at 103.00	N/R	679,620
	Tax Bonds, Series 2019A, 5.000%, 12/01/49
1,200	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported	12/24 at 102.00	N/R	1,238,040
	District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49
880	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported	12/24 at 102.00	N/R	938,018
	District 1 Revenue Bonds, Subordinate Series 2019B, 7.625%, 12/15/49
500	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General	12/24 at 103.00	N/R	496,280
	Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A,
	5.000%, 12/01/49
760	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General	12/25 at 103.00	N/R	679,569
	Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A,
	5.250%, 12/01/51
	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General
	Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement
	Series 2019:
1,400	5.000%, 12/01/39	9/24 at 103.00	N/R	1,414,896
2,125	5.000%, 12/01/49	9/24 at 103.00	N/R	2,081,310
1,000	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax	12/24 at 103.00	N/R	960,920
	General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49
1,000	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax	9/24 at 103.00	N/R	970,830
	General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49
81,765	Total Colorado			73,996,650
	District of Columbia – 3.5% (2.1% of Total Investments)
87,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed	5/22 at 22.78	N/R	18,256,950
	Bonds, Series 2006A, 0.000%, 6/15/46
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc., Series 2019A,	5/30 at 100.00	N/R	1,594,120
	5.250%, 5/15/55, 144A
5,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding	10/31 at 100.00	Aa3	4,796,850
	Series 2021A, 4.000%, 10/01/51 (AMT)
94,000	Total District of Columbia			24,647,920
	Florida – 20.7% (12.5% of Total Investments)
	Academical Village Community Development District, Davie, Florida, Special Assessment
	Revenue Bonds, Series 2020:
2,000	3.625%, 5/01/40	5/30 at 100.00	N/R	1,772,620
1,000	4.000%, 5/01/51	5/30 at 100.00	N/R	884,990
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care
	Inc. Project, Series 2015:
4,370	5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	4,382,673
2,500	6.000%, 7/01/45, 144A	7/25 at 100.00	N/R	2,507,575
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin
	Academy Projects, Series 2020:
140	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	141,627
100	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	98,497
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at	12/30 at 100.00	Ba1	101,322
	Land O’Lakes Project, Series 2020A, 5.000%, 12/15/49, 144A

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,950	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove	1/29 at 100.00	N/R	$ 1,975,643
	Classical Academy, Series 2019A, 5.125%, 7/01/39, 144A
725	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center,	6/28 at 100.00	N/R	152,246
	Orlando Project, Series 2018, 0.000%, 6/01/48, 144A (5)
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens Senior Living Community	5/22 at 103.00	N/R	620,000
	Project, Series 2015A, 7.000%, 4/01/49 (5)
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior
	Housing, Inc. Project, Series 2017:
1,490	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	1,215,184
3,735	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	2,834,865
170	Cypress Preserve Community Development District, Pasco County, Florida, Special	11/29 at 100.00	N/R	152,606
	Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50
	Epperson North Community Development District, Florida, Capital Improvement Revenue
	Bonds, Assessment Area 1, Series 2018A-1:
1,000	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	1,042,980
1,000	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	1,047,750
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami
	Arts Charter School Projects, Series 2014:
165	5.000%, 6/15/24, 144A	No Opt. Call	N/R	160,576
2,500	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	2,268,750
5,795	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	4,990,712
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin
	Academies of Pasco County Inc., Series 2020A:
2,435	5.000%, 1/01/40, 144A	1/27 at 100.00	N/R	2,443,864
500	5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	491,140
3,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds,	6/23 at 100.00	N/R (8)	3,201,270
	Renaissance Charter School, Inc. Projects, Series 2013A, 8.500%, 6/15/44 (Pre-refunded 6/15/23)
1,575	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest	6/27 at 100.00	N/R	1,571,771
	Charter Foundation Inc Projects, Series 2017A, 6.000%, 6/15/37, 144A
25,365	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	25,982,384
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%,
	1/01/49 (AMT), 144A
	Florida Development Finance Corporation, Florida, Surface Transportation Facility
	Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
7,535	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	5/22 at 102.00	N/R	7,509,607
3,200	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	5/22 at 103.00	N/R	3,157,184
40,225	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	5/22 at 103.00	N/R	39,288,562
3,585	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail	5/22 at 102.50	N/R	3,553,918
	Expansion Project, Series 2021A-1, 6.750%, 12/01/56 (AMT) (Mandatory Put 8/15/23), 144A
3,000	Florida Development Finance Corporation, Senior Living Revenue Bonds, Glenridge on	6/28 at 103.00	N/R	2,771,190
	Palmer Ranch Project, Refunding Series 2021, 5.000%, 6/01/51
	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue
	Bonds, JetBlue Airways Corporation, Series 2013:
2,500	5.000%, 11/15/26 (AMT)	5/23 at 100.00	N/R	2,541,450
1,740	5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	1,764,186
1,280	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee	5/22 at 100.00	BB–	1,280,909
	County Community Charter Schools, Series 2007A, 5.250%, 6/15/27
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue
	Bonds, Preserve Project, Series 2017A:
1,000	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	916,270
1,100	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	986,656
1,300	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	1,090,414
690	LT Ranch Community Development District, Sarasota County, Florida, Capital Improvement	5/30 at 100.00	N/R	634,835
	Revenue Bonds, Series 2019, 4.000%, 5/01/40

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami
	Jewish Health System Inc. Project, Series 2017:
$ 1,260	5.000%, 7/01/26	No Opt. Call	BB+	$ 1,228,991
1,000	5.000%, 7/01/27	No Opt. Call	BB+	968,870
1,410	Miami World Center Community Development District, Miami-Dade County, Florida, Special	11/27 at 100.00	N/R	1,476,087
	Assessment Bonds, Series 2017, 5.125%, 11/01/39
4,935	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds,	5/28 at 100.00	N/R	5,027,433
	Area C, Series 2017, 5.000%, 5/01/38
500	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding &	10/29 at 40.38	BBB+	106,105
	Improvement Capital Appreciation Series 2019A-2, 0.000%, 10/01/54
100	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds,	5/30 at 100.00	N/R	90,787
	Refunding Series 2020, 3.875%, 5/01/40
125	Portico Community Development District, Lee County, Florida, Special Assessment,	5/30 at 100.00	N/R	111,196
	Refunding Improvement Series 2020-1, 3.500%, 5/01/37
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue
	Bonds, Legacy Pointe At UCF Project, Series 2019A:
3,970	5.500%, 11/15/49	11/26 at 103.00	N/R	3,704,010
2,440	5.750%, 11/15/54	11/26 at 103.00	N/R	2,336,324
2,435	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds,	5/29 at 100.00	N/R	2,377,266
	Series 2019A-1, 4.750%, 5/01/50
75	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds,	No Opt. Call	N/R	74,252
	Series 2019A-2, 4.750%, 5/01/29
1,705	Twin Creeks North Community Development District, Florida, Special Assessment Bonds,	11/31 at 100.00	N/R	1,792,296
	Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47
500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of	No Opt. Call	N/R	497,565
	Development 1, Series 2017, 4.000%, 5/01/27
900	Westside Community Development District, Florida, Special Assessment Revenue Bonds,	5/29 at 100.00	N/R	855,882
	Refunding Series 2019, 4.125%, 5/01/38, 144A
151,125	Total Florida			146,183,290
	Georgia – 2.4% (1.4% of Total Investments)
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds,
	Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,250	6.500%, 1/01/29 (5)	1/28 at 100.00	N/R	662,500
7,030	6.750%, 1/01/35 (5)	1/28 at 100.00	N/R	3,725,900
18,430	7.000%, 1/01/40 (5)	1/28 at 100.00	N/R	9,767,900
1,500	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center	1/31 at 100.00	BBB–	1,355,220
	Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54
441	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association,	No Opt. Call	Baa2	464,232
	Series 1998A, 4.750%, 6/01/28 – NPFG Insured
850	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University,	10/26 at 103.00	N/R	776,279
	Series 2019, 5.125%, 10/01/39
29,501	Total Georgia			16,752,031
	Guam – 0.6% (0.3% of Total Investments)
3,860	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	Ba1	3,984,292
	Hawaii – 0.7% (0.4% of Total Investments)
1,150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade	1/25 at 100.00	BB+	1,085,554
	University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A
4,090	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental	5/22 at 100.00	Ba3	4,091,759
	Airlines Inc., Series 1997, 5.625%, 11/15/27 (AMT)
5,240	Total Hawaii			5,177,313

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois – 13.5% (8.1% of Total Investments)
$ 2,800	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	$ 2,925,160
5,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/49	1/29 at 100.00	BBB+	5,375,400
3,965	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F,	1/25 at 100.00	BBB+	4,174,550
	5.500%, 1/01/42
335	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza	12/29 at 100.00	N/R	294,157
	Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A
10,850	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series	5/24 at 103.00	N/R	9,120,727
	2017, 5.250%, 5/15/54
5,000	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing	7/25 at 100.00	B–	3,912,050
	Foundation – Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47
4,840	Illinois State, General Obligation Bonds, May Series 2018A, 5.000%, 5/01/32	5/28 at 100.00	BBB	5,123,576
890	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB	968,890
	Illinois State, General Obligation Bonds, November Series 2017D:
4,600	5.000%, 11/01/28 (UB) (6)	11/27 at 100.00	BBB	4,942,148
10,000	5.000%, 11/01/28 (UB) (6)	11/27 at 100.00	BBB	10,743,800
	Illinois State, General Obligation Bonds, November Series 2019C:
15,000	4.000%, 11/01/43	11/29 at 100.00	BBB	13,894,950
4,000	4.000%, 11/01/44	11/29 at 100.00	BBB	3,682,560
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2012B:
3,135	0.000%, 12/15/50	No Opt. Call	BBB+	679,355
2,500	0.000%, 12/15/51	No Opt. Call	BBB+	511,050
7,935	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/29 at 100.00	BBB+	8,242,084
	Bonds, Refunding Series 2020A, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Series 2017A:
22,000	0.000%, 12/15/56 – BAM Insured	No Opt. Call	AA	4,201,560
22,500	0.000%, 12/15/56 – AGM Insured	No Opt. Call	AA	4,297,050
4,565	5.000%, 6/15/57	12/27 at 100.00	BBB+	4,713,134
10,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	No Opt. Call	AA	1,909,800
	Bonds, Series 2017B, 0.000%, 12/15/56 – AGM Insured
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	12/30 at 100.00	BBB+	2,625,850
	Bonds, Series 2020B, 5.000%, 6/15/42
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment	1/26 at 100.00	N/R	466,195
	Project, Senior Lien Series 2019, 5.000%, 1/01/39
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second
	Lien Series 2020A:
150	4.000%, 1/01/38	1/30 at 100.00	AA–	149,550
120	4.000%, 1/01/39	1/30 at 100.00	AA–	119,558
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement	5/22 at 100.00	N/R	410,000
	Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (5)
945	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall	5/22 at 100.00	N/R	850,595
	Marketplace Project, Series 2007, 6.000%, 1/01/26 (5)
850	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball &	5/22 at 100.00	N/R	850,153
	Beecher, Series 2007, 5.750%, 3/01/28
145,980	Total Illinois			95,183,902
	Indiana – 0.9% (0.5% of Total Investments)
140	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam	1/27 at 102.00	N/R	123,578
	Project, Series 2020A, 5.375%, 1/01/40
3,105	Indiana Finance Authority, Educational Facilities Revenue Bonds, Earlham College,	10/23 at 100.00	N/R	3,186,165
	Refunding Series 2013, 5.000%, 10/01/32

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 500	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	11/30 at 100.00	B–	$ 588,735
	Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)
2,325	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series	1/24 at 100.00	N/R	2,440,041
	2013, 7.000%, 1/01/44 (AMT)
6,070	Total Indiana			6,338,519
	Iowa – 2.2% (1.4% of Total Investments)
8,540	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc.	8/22 at 100.00	BBB–	8,577,747
	Project, Series 2012, 4.750%, 8/01/42
1,320	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/23 at 100.00	BB–	1,393,260
	Company Project, Series 2013, 5.250%, 12/01/25
4,125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 103.00	BB–	4,312,069
	Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)
750	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer	12/22 at 105.00	BB–	798,405
	Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)
6,000	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2	6/31 at 25.58	N/R	691,200
	Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65
20,735	Total Iowa			15,772,681
	Kansas – 1.1% (0.6% of Total Investments)
1,365	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation	9/25 at 100.00	N/R	1,254,025
	Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32
6,475	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation	3/29 at 103.00	N/R	6,271,944
	Bonds, Village East Project Areas 2B 3 and 5, Series 2022, 5.750%, 3/01/41, 144A (WI/DD,
	Settling 5/4/22)
7,840	Total Kansas			7,525,969
	Louisiana – 1.8% (1.1% of Total Investments)
7,005	Louisiana Local Government Environmental Facilities and Community Development Authority,	11/29 at 100.00	N/R	5,922,517
	Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019,
	4.000%, 11/01/44, 144A
260	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lake Charles College Prep	6/27 at 100.00	N/R	223,821
	Project, Series 2019A, 5.000%, 6/01/58, 144A
2,000	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Tulane University,	4/30 at 100.00	A	2,005,900
	Refunding Series 2020A, 4.000%, 4/01/50
200	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series	No Opt. Call	BB–	227,556
	2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A
1,235	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series	6/30 at 100.00	BB–	1,407,987
	2010, 6.350%, 7/01/40, 144A
800	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series	6/30 at 100.00	BB–	912,056
	2010A, 6.350%, 10/01/40, 144A
695	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series	No Opt. Call	BB–	790,757
	2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A
1,085	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series	No Opt. Call	BB–	1,149,633
	2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A
13,280	Total Louisiana			12,640,227
	Maryland – 0.4% (0.3% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,480	5.000%, 9/01/24	No Opt. Call	CCC	1,477,307
1,000	5.000%, 9/01/39	9/27 at 100.00	CCC	977,250
680	5.000%, 9/01/46	9/27 at 100.00	CCC	651,222
3,160	Total Maryland			3,105,779

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.9% (1.2% of Total Investments)
$ 1,620	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019,	6/26 at 100.00	N/R	$ 1,617,327
	5.000%, 6/15/54
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,
	Series 2017:
1,000	5.000%, 7/01/37	7/27 at 100.00	B–	870,600
3,900	5.000%, 7/01/42	7/27 at 100.00	B–	3,288,051
9,500	5.000%, 7/01/47	7/27 at 100.00	B–	7,795,795
16,020	Total Massachusetts			13,571,773
	Michigan – 0.5% (0.3% of Total Investments)
40	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding	11/27 at 102.00	BB	39,363
	Series 2019, 5.000%, 11/01/44
74,130	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	6/33 at 11.41	N/R	3,444,821
	Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58
74,170	Total Michigan			3,484,184
	Minnesota – 1.0% (0.6% of Total Investments)
500	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project,	7/26 at 102.00	N/R	475,745
	Series 2018A, 5.000%, 7/01/53
1,300	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy	7/25 at 100.00	N/R	1,311,440
	Project, Series 2015A, 5.750%, 7/01/46
2,440	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project,	7/27 at 102.00	N/R	2,214,227
	Series 2019A, 5.000%, 7/01/54
130	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the	12/27 at 100.00	N/R	122,285
	Arts Project, Series 2019A, 5.250%, 12/01/52, 144A
30	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep	7/30 at 100.00	N/R	28,821
	Project, Series 2020A, 5.000%, 7/01/40
2,040	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Athlos Academy, Series	6/30 at 102.00	N/R	1,996,874
	2022A, 5.875%, 6/01/57, 144A (WI/DD, Settling 5/5/22)
1,000	Scanlon, Minnesota, Health Care Facilities Revenue Bonds, Duluth Health Services	3/25 at 101.00	N/R	793,590
	Project, Refunding Series 2020, 3.950%, 3/01/50
7,440	Total Minnesota			6,942,982
	Missouri – 0.2% (0.1% of Total Investments)
315	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series	8/26 at 100.00	BBB–	315,038
	2016, 4.000%, 8/01/38
1,500	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue	2/28 at 100.00	N/R	1,232,040
	Bonds, Convention Center Hotel Project – TIF Financing, Series 2018B, 5.000%, 2/01/50, 144A
1,815	Total Missouri			1,547,078
	Nevada – 3.1% (1.8% of Total Investments)
9,385	Director of Nevada State Department of Business & Industry, Environmental Improvement	8/28 at 100.00	N/R	8,927,200
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%,
	2/15/38 (AMT), 144A
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	2/31 at 100.00	N/R	1,844,920
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%,
	2/15/38, 144A
	Director of Nevada State Department of Business & Industry, Environmental Improvement
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
2,114	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	2,219,212
340	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	325,917
2,750	Director of Nevada State Department of Business & Industry, Environmental Improvement	8/29 at 100.00	N/R	2,308,708
	Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A
52,500	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds,	7/38 at 31.26	N/R	5,918,850
	ReTrac-Reno Transportation Rail Access Corridor Project, Series 2018C, 0.000%, 7/01/58, 144A
69,089	Total Nevada			21,544,807

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.1% (0.0% of Total Investments)
$ 470	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta	7/23 at 100.00	B1	$ 466,686
	Project, Refunding Series 2018C, 4.875%, 11/01/42 (AMT), 144A
	New Jersey – 4.0% (2.4% of Total Investments)
4,000	New Jersey Economic Development Authority Revenue Bonds, Black Horse EHT Urban Renewal	10/27 at 102.00	N/R	3,520,120
	LLC Project, Series 2019A, 5.000%, 10/01/39, 144A
1,500	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	1,461,120
	Series 2014, 5.000%, 1/01/34
5,475	New Jersey Economic Development Authority, Revenue Bonds, White Horse HMT Urban Renewal	1/28 at 102.00	N/R	4,624,404
	LLC Project, Series 2020, 5.000%, 1/01/40, 144A
7,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 100.00	Ba3	7,562,250
	Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (AMT)
2,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	8/22 at 101.00	Ba3	2,536,650
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (AMT)
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	No Opt. Call	Baa1	6,662,550
	2009A, 0.000%, 12/15/39 (UB) (6)
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate
	Series 2017B:
1,260	5.000%, 1/01/37 (AMT)	1/28 at 100.00	Baa1	1,314,445
500	5.000%, 1/01/42 (AMT)	1/28 at 100.00	Baa1	517,180
37,735	Total New Jersey			28,198,719
	New Mexico – 1.2% (0.7% of Total Investments)
9,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian	8/29 at 100.00	AA	7,792,375
	Healthcare Services, Series 2019A, 3.000%, 8/01/48
825	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross	11/23 at 103.00	N/R	754,446
	Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
10,325	Total New Mexico			8,546,821
	New York – 11.7% (7.1% of Total Investments)
950	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College	11/24 at 100.00	BB	988,219
	of New York, Series 2014, 5.250%, 11/01/34
2,910	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	2,404,591
	School, Series 2020A-1, 5.500%, 6/01/55, 144A
1,590	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	1,346,428
	School, Series 2020C-1, 5.000%, 6/01/55, 144A
450	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group,	8/28 at 100.00	BBB–	429,962
	Series 2018A, 4.000%, 8/01/38
36,150	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	5/22 at 5.77	N/R	2,119,836
	Asset-Backed Bonds, Series 2006A, 0.000%, 6/01/60, 144A
650	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The	2/30 at 100.00	N/R	668,330
	Academy Charter School Project, Series 2020A, 5.730%, 2/01/50
1,570	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green	5/30 at 100.00	A3	1,659,411
	Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	11/23 at 100.00	A3	5,168,550
	2014A-1, 5.250%, 11/15/39 (UB) (6)
5,900	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,	8/30 at 100.00	AA	5,924,367
	4.000%, 8/01/39 (UB) (6)
12,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	12,632,875
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade
	Center Project, Class 2 Series 2014:
3,235	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,312,737
6,960	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	7,130,938

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding
	Series 2016:
$ 8,170	5.000%, 8/01/26 (AMT)	5/22 at 100.00	B	$ 8,123,104
3,000	5.000%, 8/01/31 (AMT)	5/22 at 100.00	B	2,966,970
875	New York Transportation Development Corporation, New York, Special Facility Revenue	8/30 at 100.00	B	961,599
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020,
	5.375%, 8/01/36 (AMT)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
2,450	5.000%, 10/01/40 (AMT)	10/30 at 100.00	Baa3	2,569,878
2,775	4.375%, 10/01/45 (AMT)	10/30 at 100.00	Baa3	2,665,526
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel
	Center Project, Refunding Series 2016A:
2,950	5.000%, 1/01/32 (AMT)	1/26 at 100.00	Caa1	2,440,446
3,000	5.000%, 1/01/33 (AMT)	1/26 at 100.00	Caa1	2,431,110
2,500	5.000%, 1/01/35 (AMT)	1/26 at 100.00	Caa1	1,970,675
2,775	5.000%, 1/01/36 (AMT)	1/26 at 100.00	Caa1	2,152,623
12,700	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	12,807,061
119,060	Total New York			82,875,236
	Ohio – 10.5% (6.3% of Total Investments)
89,235	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 22.36	N/R	11,846,839
	Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2,
	0.000%, 6/01/57
195	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	143,565
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48
22,255	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	21,677,260
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center
	Project, Liberty Community Authority, Series 2014C:
410	5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (8)	417,355
1,000	5.750%, 12/01/34 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (8)	1,022,230
1,000	6.000%, 12/01/43 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (8)	1,023,600
7,610	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc. Project,	5/22 at 100.00	Ba3	7,620,578
	Series 1998, 5.375%, 9/15/27 (AMT)
	Evans Farm New Community Authority, Ohio, Community Development Charge Revenue Bonds,
	Evans Farm Mixed-Use Project, Series 2020:
2,170	3.750%, 12/01/38	6/29 at 100.00	N/R	1,900,030
140	4.000%, 12/01/46	6/29 at 100.00	N/R	117,081
5,000	Franklin County Convention Facilities Authority, Ohio, Hotel Project Revenue Bonds,	12/29 at 100.00	BBB–	5,039,650
	Greater Columbus Convention Center Hotel Expansion Project, Series 2019, 5.000%, 12/01/51
930	Hilliard Hickory Chase Community Authority, Ohio, Infrastructure Improvement Revenue	12/29 at 100.00	N/R	880,905
	Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A
5,020	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds,	No Opt. Call	N/R	6,275
	FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22
14,950	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG	7/29 at 100.00	B–	14,730,384
	Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A
2,085	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	2,606
	FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23
4,140	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	5,175
	FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,895	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	$ 2,897,490
	FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33
	(Mandatory Put 6/01/22)
2,470	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy	No Opt. Call	N/R	3,088
	Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (5)
2,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear	No Opt. Call	N/R	2,500
	Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33
2,510	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	3,137
	Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (5)
2,015	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	N/R	2,016,733
	Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33
	(Mandatory Put 6/01/22)
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment	11/30 at 100.00	N/R	819,270
	Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood,
	Senior Lien Series 2019A, 5.000%, 11/01/51
1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series	12/27 at 103.00	N/R	923,370
	2020A, 7.000%, 12/01/42 (AMT), 144A
1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series	12/26 at 105.00	N/R	1,026,460
	2020B, 10.000%, 12/01/27 (AMT), 144A
171,030	Total Ohio			74,125,581
	Oklahoma – 1.0% (0.6% of Total Investments)
2,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/23 at 100.00	N/R	2,520,416
	Refunding Series 2000B, 5.500%, 6/01/35 (AMT)
860	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/23 at 100.00	N/R	875,781
	Refunding Series 2001B, 5.500%, 12/01/35 (AMT)
3,475	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc.,	6/25 at 100.00	B–	3,575,567
	Refunding Series 2015, 5.000%, 6/01/35 (AMT) (Mandatory Put 6/01/25)
6,810	Total Oklahoma			6,971,764
	Oregon – 0.0% (0.0% of Total Investments)
100	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series	6/27 at 102.00	N/R	92,990
	2019A, 5.000%, 6/15/49, 144A
	Pennsylvania – 7.1% (4.3% of Total Investments)
1,125	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental	8/22 at 100.00	B	1,129,253
	Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012,
	5.750%, 8/01/42 (AMT)
	Allegheny County Industrial Development Authority, Pennsylvania, Environmental
	Improvement Revenue Bonds, United States Steel Corp., Refunding Series 2019:
5,970	4.875%, 11/01/24	No Opt. Call	B	6,151,428
6,995	5.125%, 5/01/30	No Opt. Call	B	7,475,556
345	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax	5/31 at 100.00	N/R	375,740
	Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue
	Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
3,300	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	3,303,003
560	3.500%, 4/01/41 (5)	No Opt. Call	N/R	700
1,440	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,800
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (5)
1,025	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	1,281
	Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (5)
5,355	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	N/R	6,694
	Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (5)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,555	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	$ 1,264,713
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47
	(Mandatory Put 4/01/21)
2,565	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University	10/29 at 100.00	BB+	2,483,100
	Project, Series 2020, 5.000%, 10/01/49
3,100	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital &	5/22 at 100.00	BB–	3,086,298
	Medical Center Project, Series 2012A, 5.000%, 11/01/44
1,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	12/25 at 100.00	N/R	1,004,180
	Simpson Senior Services Project, Series 2015A, 5.000%, 12/01/30
	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium
	Charter School Project, Series 2017A:
1,870	5.125%, 10/15/37	4/27 at 100.00	BB	1,923,800
3,250	5.250%, 10/15/47	4/27 at 100.00	BB	3,312,205
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania
	Obligated Group, Refunding Series 2019:
2,160	5.000%, 1/01/39	1/25 at 104.00	N/R	2,202,725
1,240	5.000%, 1/01/45	1/25 at 104.00	N/R	1,251,792
3,555	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/28 at 100.00	BB	3,876,905
	Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	6/30 at 100.00	N/R	1,643,305
	KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	6/30 at 100.00	N/R	1,643,305
	KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A
1,270	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	1,157,630
	KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31
7,950	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue	9/25 at 100.00	Caa1	5,220,209
	Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,025	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the	11/25 at 100.00	Baa1	1,082,533
	Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/27
545	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana	12/27 at 100.00	N/R	514,829
	Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A
60,640	Total Pennsylvania			50,112,984
	Puerto Rico – 16.0% (9.7% of Total Investments)
5,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien	7/31 at 100.00	N/R	5,288,400
	Series 2021B, 5.000%, 7/01/37, 144A
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
2,070	3.957%, 7/01/29 (5)	7/22 at 100.00	D	1,982,025
3,170	3.957%, 7/01/42 (5)	7/22 at 100.00	D	3,035,275
1,000	3.961%, 7/01/42 (5)	7/22 at 100.00	D	957,500
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
130	3.957%, 7/01/22 (5)	6/21 at 100.00	N/R	124,150
3,750	3.957%, 7/01/26 (5)	5/22 at 100.00	D	3,590,625
310	3.957%, 7/01/32 (5)	5/22 at 100.00	D	296,825
1,860	3.957%, 7/01/37 (5)	5/22 at 100.00	D	1,780,950
1,750	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%,	No Opt. Call	Baa2	1,805,790
	7/01/32 – NPFG Insured
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
1,124	3.978%, 7/01/28 (5)	5/22 at 100.00	D	1,081,850
468	3.978%, 7/01/29 (5)	5/22 at 100.00	D	450,450
346	3.978%, 7/01/31 (5)	5/22 at 100.00	D	333,025

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
$ 2,995	3.957%, 7/01/28 (5)	5/22 at 100.00	D	$ 2,867,712
500	3.978%, 7/01/28 (5)	5/22 at 100.00	D	481,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
100	3.978%, 7/01/27 (5)	5/22 at 100.00	D	96,250
4,000	3.978%, 7/01/35 (5)	5/22 at 100.00	D	3,850,000
400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ,	5/22 at 100.00	D	385,000
	3.978%, 7/01/24 (5)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
5,000	4.123%, 7/01/33 (5)	7/23 at 100.00	D	4,987,450
10,000	4.102%, 7/01/36 (5)	7/23 at 100.00	D	9,949,900
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016A-4-RSA-1,	No Opt. Call	N/R	1,020,000
	4.371%, 7/01/21 (5)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
190	3.988%, 7/01/22 (5)	5/22 at 100.00	D	183,113
373	3.988%, 7/01/23 (5)	5/22 at 100.00	D	359,479
25	3.978%, 7/01/33 (5)	5/22 at 100.00	D	24,063
2,525	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L,	No Opt. Call	Baa2	2,594,942
	5.250%, 7/01/35 – NPFG Insured
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N,	No Opt. Call	AA	3,147,090
	5.250%, 7/01/36 – AGC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
13,217	0.000%, 7/01/46	7/28 at 41.38	N/R	3,727,603
44,193	0.000%, 7/01/51	7/28 at 30.01	N/R	9,312,862
– (9)	5.000%, 7/01/58	7/28 at 100.00	N/R	80
	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,372	5.250%, 7/01/23	No Opt. Call	N/R	2,401,250
1,092	0.000%, 7/01/24	No Opt. Call	N/R	993,904
2,365	5.375%, 7/01/25	No Opt. Call	N/R	2,445,416
2,344	5.625%, 7/01/27	No Opt. Call	N/R	2,486,247
2,306	5.625%, 7/01/29	No Opt. Call	N/R	2,484,855
2,240	5.750%, 7/01/31	No Opt. Call	N/R	2,451,235
18,533	0.000%, 7/01/33	7/31 at 89.94	N/R	10,602,003
2,124	4.000%, 7/01/33	7/31 at 103.00	N/R	1,974,638
1,909	4.000%, 7/01/35	7/31 at 103.00	N/R	1,769,916
4,638	4.000%, 7/01/37	7/31 at 103.00	N/R	4,181,266
2,227	4.000%, 7/01/41	7/31 at 103.00	N/R	2,008,374
5,867	4.000%, 7/01/46	7/31 at 103.00	N/R	5,161,176
18,967	Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022,	No Opt. Call	N/R	9,886,368
	0.000%, 11/01/43
500	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/24	5/22 at 100.00	CC	496,370
175,980	Total Puerto Rico			113,056,677
	South Carolina – 0.1% (0.1% of Total Investments)
430	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement	11/29 at 100.00	N/R	423,528
	District, Series 2019, 4.375%, 11/01/49
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds,	1/30 at 100.00	N/R	354,916
	Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A
830	Total South Carolina			778,444

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee – 1.1% (0.7% of Total Investments)
$ 1,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle	No Opt. Call	N/R	$ 543,290
	Project, Capital Appreciation Series 2016B, 0.000%, 12/01/31, 144A
5,000	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle	12/26 at 100.00	N/R	4,905,000
	Project, Series 2016A, 5.125%, 12/01/42, 144A
2,000	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds,	11/24 at 100.00	N/R	940,000
	Provision Center for Proton Therapy Project, Series 2014, 5.250%, 5/01/25, 144A (5)
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board,	7/27 at 100.00	N/R	759,910
	Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A,
	5.625%, 1/01/46
1,500	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue	No Opt. Call	N/R	405,000
	Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 6.500%,
	6/01/27, 144A (5)
10,500	Total Tennessee			7,553,200
	Texas – 3.1% (1.9% of Total Investments)
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds,
	Refunding First Tier Series 2017A:
500	5.000%, 1/01/31	1/27 at 100.00	BB+	520,625
500	5.000%, 1/01/32	1/27 at 100.00	BB+	520,505
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds,
	Refunding Second Tier Series 2017B:
540	5.000%, 1/01/25	No Opt. Call	B	545,659
475	5.000%, 1/01/29	1/27 at 100.00	B	477,674
850	5.000%, 1/01/34	1/27 at 100.00	B	844,016
4,665	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines	5/22 at 100.00	Ba3	4,683,893
	Inc. – Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)
650	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	Ba3	668,180
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)
250	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District	9/26 at 100.00	N/R	230,000
	Southern Improvement Area Project, Series 2017, 4.750%, 9/01/37, 144A
200	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major	9/30 at 100.00	N/R	184,394
	Improvement Area Project, Series 2020, 4.625%, 9/15/49, 144A
520	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue	8/24 at 100.00	N/R	520,957
	Bonds, Beta Academy, Series 2019A, 5.000%, 8/15/49, 144A
70	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	No Opt. Call	N/R	60,320
	Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-1,
	7.500%, 11/15/37
445	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	No Opt. Call	N/R	396,753
	Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021A-2,
	7.500%, 11/15/36
3,930	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility	11/26 at 105.00	N/R	2,030,081
	Revenue Bonds, Buckingham Senior Living Community, Inc. Project, Series 2021B,
	5.625%, 11/15/61
5,795	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue	1/28 at 103.00	N/R	5,350,060
	Bonds, Sanctuary LTC LLC Project, Series 2021A-1, 5.500%, 1/01/57
625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/26 at 100.00	N/R (8)	680,969
	Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus
	Christi Project, Series, 5.000%, 4/01/48 (Pre-refunded 4/01/26)
400	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing	4/24 at 100.00	N/R (8)	419,368
	Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project,
	Series 2014A, 5.000%, 4/01/29 (Pre-refunded 4/01/24)
110	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public	9/30 at 100.00	N/R	103,162
	Improvement District Zone B Project, Series 2019, 5.375%, 9/01/50, 144A

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 145	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public	9/27 at 100.00	N/R	$ 142,592
	improvement District Improvement Area 2 Project, Series 2019, 4.750%, 9/15/49, 144A
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement
	Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/41 (5)	2/27 at 100.00	N/R	680,000
4,575	6.375%, 2/15/48 (5)	2/27 at 100.00	N/R	3,111,000
26,245	Total Texas			22,170,208
	Utah – 0.4% (0.2% of Total Investments)
2,000	Military Installation Development Authority, Tax Allocation Revenue Bonds, Series	9/26 at 103.00	N/R	1,513,700
	2021A-2, 4.000%, 6/01/52
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning	6/27 at 102.00	N/R	966,260
	Academy Project, Series 2019A, 5.000%, 6/15/50, 144A
3,000	Total Utah			2,479,960
	Virgin Islands – 2.9% (1.8% of Total Investments)
1,585	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds,	10/32 at 100.00	N/R	1,623,690
	Series 2022A, 5.000%, 10/01/39
710	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/22 at 100.00	N/R	695,175
	Series 2012A, 5.000%, 10/01/32
16,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding	10/24 at 100.00	N/R	15,786,560
	Series 2014C, 5.000%, 10/01/30
435	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital	No Opt. Call	N/R	435,909
	Series 2014A, 5.000%, 10/01/24
2,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond	No Opt. Call	N/R	1,913,340
	Anticipation Notes, Senior Series 2021A, 6.750%, 7/01/26, 144A
20,730	Total Virgin Islands			20,454,674
	Virginia – 1.1% (0.7% of Total Investments)
	Roanoke Economic Development Authority, Virginia Residential Care Facility Revenue
	Bonds, Richfield Living, Series 2020:
5,870	5.000%, 9/01/50 (5)	9/27 at 103.00	N/R	4,109,059
4,840	5.125%, 9/01/55 (5)	9/27 at 103.00	N/R	3,377,110
538	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds,	No Opt. Call	N/R	529,904
	Provident Resource Group – Rixey Student Housing Project, Series 2019B, 6.525%,
	7/01/52, 144A (cash 7.500%, PIK 7.500%)
11,248	Total Virginia			8,016,073
	Washington – 0.3% (0.2% of Total Investments)
1,125	Port of Seattle Industrial Development Corporation, Washington, Special Facilities	4/23 at 100.00	BB+	1,139,996
	Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (AMT)
1,000	Washington State Housing Finance Commission, Nonprofit Housing Revenue Bonds, Rockwood	1/26 at 103.00	N/R	849,420
	Retirement Communities Project, Series 2020A, 5.000%, 1/01/51, 144A
2,125	Total Washington			1,989,416
	West Virginia – 0.7% (0.4% of Total Investments)
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds,
	University Town Centre Economic Opportunity Development District, Refunding & Improvement
	Series 2017A:
3,000	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	3,144,420
625	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	656,325
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue	1/25 at 100.00	B	1,005,340
	Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)
4,625	Total West Virginia			4,806,085

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 9.5% (5.7% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, 21st Century Public
	Academy Project, Series 2020A:
$ 750	5.000%, 6/01/40, 144A	6/28 at 102.00	N/R	$ 713,115
1,340	5.000%, 6/01/49, 144A	6/28 at 102.00	N/R	1,211,293
365	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community	6/26 at 100.00	N/R	347,805
	School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina
	Charter Educational Foundation Project, Series 2016A:
3,000	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	2,651,460
4,240	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	3,533,319
3,315	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter	6/32 at 100.00	N/R	3,254,037
	Academy, North Carolina, Series 2022A, 5.000%, 6/15/52, 144A
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie	10/29 at 100.00	N/R	1,763,640
	College, Series 2019A, 5.875%, 10/01/54, 144A
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017A:
12,695	3.125%, 8/01/27, 144A (5)	No Opt. Call	N/R	12,073,199
1,125	3.375%, 8/01/31, 144A (5)	No Opt. Call	N/R	1,041,514
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American
	Dream @ Meadowlands Project, Series 2017:
555	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	516,960
15,915	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	15,215,536
215	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park	No Opt. Call	N/R	152,205
	Development Project, Series 2019, 0.000%, 12/31/24, 144A
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center,	10/27 at 100.00	N/R	652,500
	Senior Series 2017B, 8.500%, 10/01/47, 144A (5)
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc.,
	Series 2017A:
225	5.000%, 12/01/27	No Opt. Call	BBB–	234,529
1,765	5.200%, 12/01/37	12/27 at 100.00	BBB–	1,883,449
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center,	7/28 at 100.00	N/R	1,683,080
	Senior Series 2018A, 7.000%, 7/01/48, 144A
635	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health	4/30 at 100.00	BB	649,967
	Sciences, Series 2020, 5.000%, 4/01/50, 144A
7,500	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group	7/31 at 100.00	N/R	6,259,575
	Aviation Facilities Project, Series 2021, 4.250%, 7/01/54 (AMT)
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment
	Center, Series 2018A-1:
5,885	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	3,619,275
250	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	153,750
8,735	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	5,372,025
4,500	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral	12/30 at 29.95	AA	723,285
	Obligation Junior Series 2020D, 0.000%, 12/15/60 – AGM Insured
3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint	11/26 at 103.00	N/R	2,947,920
	Camillus Health System Inc, Series 2019A, 5.000%, 11/01/54
81,010	Total Wisconsin			66,653,438
$ 1,692,178	Total Municipal Bonds (cost $2,104,307,535)			1,111,687,548

NMCO	Nuveen Municipal Credit Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Shares	Description (1)	Value
	COMMON STOCKS – 7.9% (4.8% of Total Investments)
	Independent Power & Renewable Electricity Producers – 7.9% (4.8% of Total Investments)
859,113	Energy Harbor Corp (10), (11), (12)	$ 55,574,302
	Total Common Stocks (cost $24,407,228)	55,574,302

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.2% (0.1% of Total Investments)
32	VanEck Vectors High Yield Muni ETF	$ 1,758,720
	Total Exchange-Traded Funds (cost $2,058,659)	1,758,720
	Total Long-Term Investments (cost $2,130,773,422)	1,169,020,570
	Floating Rate Obligations – (3.7)%	(25,900,000)
	MuniFund Preferred Shares, net of deferred offering costs – (63.6)% (13)	(448,962,814)
	Other Assets Less Liabilities – 1.6%	11,302,137
	Net Assets Applicable to Common Shares – 100%	$ 705,459,893

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9)	Principal Amount (000) rounds to less than $1,000.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 38.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NDMO Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.0% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.8% (99.9% of Total Investments)
	Alabama – 2.9% (1.9% of Total Investments)
$ 2,360	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	No Opt. Call	B–	$ 2,701,775
	United States Steel Corporation Project, Green Series 2020, 6.375%, 11/01/50 (AMT)
	(Mandatory Put 11/01/30)
11,920	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 –	6/30 at 100.00	AA	9,946,883
	AGM Insured (UB) (4)
4,500	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama,	8/31 at 100.00	N/R	4,424,265
	Revenue Bonds, Infirmary Health System, Inc., Series 2021, 4.000%, 2/01/46
5,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020,	11/29 at 100.00	N/R	4,191,550
	4.000%, 11/01/45, 144A
23,780	Total Alabama			21,264,473
	Alaska – 0.1% (0.1% of Total Investments)
8,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed	6/31 at 30.73	N/R	1,037,000
	Bonds, Series 2021B-2 Class 2, 0.000%, 6/01/66
	Arizona – 7.6% (5.0% of Total Investments)
565	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Doral	7/29 at 100.00	Ba1	468,826
	Academy of Northern Nevada, Series 2021A, 4.000%, 7/15/56, 144A
2,580	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage	7/28 at 103.00	N/R	2,041,528
	Academy – Gateway and Laveen Projects, Series 2021B, 5.000%, 7/01/51, 144A
4,070	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage	7/28 at 103.00	N/R	3,330,440
	Academy – Gateway and Laveen Projects, Taxable Series 2021A, 5.000%, 7/01/51, 144A
1,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Heritage	No Opt. Call	N/R	937,630
	Academy – Gateway and Laveen Projects, Taxable Series 2021C, 6.000%, 7/01/29, 144A
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater
	Academy of Nevada – Bonanza Campus Project, Series 2020A:
920	5.000%, 12/15/40, 144A	12/28 at 100.00	BB	947,085
1,500	5.000%, 12/15/50, 144A	12/28 at 100.00	BB	1,526,100
1,500	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social	7/28 at 100.00	BB–	1,416,570
	Bonds, Pensar Academy Project, Series 2020, 5.000%, 7/01/55, 144A
4,500	Arizona Industrial Development Authority, Arizona, Hotel Revenue Bonds, Provident Group,	12/31 at 100.00	N/R	3,501,225
	Falcon Properties LLC, Project, Senior Series 2022A-1, 4.000%, 12/01/51, 144A
6,035	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children’s	2/30 at 100.00	A1	4,803,438
	Hospital, Series 2020A, 3.000%, 2/01/45 (UB) (4)
1,090	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds,	7/28 at 100.00	N/R	985,436
	Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 5.500%, 7/01/40, 144A
765	Maricopa County Industrial Dev Authority, Arizona, Exempt Facilities Revenue Bonds,	1/26 at 104.00	N/R	698,705
	Commercial Metals Company Project, Series 2022, 4.000%, 10/15/47 (AMT), 144A
1,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities	10/27 at 103.00	N/R	1,051,280
	Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%, 10/01/40, 144A
15,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health,	7/30 at 100.00	AA–	11,670,450
	Series 2019E, 3.000%, 1/01/49 (UB) (4)
3,405	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	9/30 at 100.00	Ba2	3,215,273
	Northwest Christian School Project, Series 2020A, 5.000%, 9/01/55, 144A

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	American Leadership Academy Project, Refunding Series 2022. Forward Delivery:
$ 690	4.000%, 6/15/41, 144A	6/26 at 100.00	N/R	$ 616,784
1,000	4.000%, 6/15/51, 144A	6/26 at 100.00	N/R	839,630
1,015	4.000%, 6/15/57, 144A	6/26 at 100.00	N/R	825,418
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,
	Edkey Charter Schools Project, Refunding Series 2020:
5,265	5.000%, 7/01/35, 144A	7/26 at 103.00	N/R	5,239,675
6,800	5.000%, 7/01/40, 144A	7/26 at 103.00	N/R	6,632,516
4,580	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds,	6/28 at 100.00	N/R	4,204,944
	Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/50, 144A
	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical
	Center, Series 2021A:
325	4.000%, 4/01/36	4/31 at 100.00	A	325,696
400	4.000%, 4/01/39	4/31 at 100.00	A	397,548
150	4.000%, 4/01/40	4/31 at 100.00	A	148,797
650	4.000%, 4/01/41	4/31 at 100.00	A	642,837
64,805	Total Arizona			56,467,831
	Arkansas – 2.6% (1.7% of Total Investments)
3,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/26 at 103.00	Ba3	2,782,710
	Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A
17,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River	9/27 at 103.00	Ba3	16,301,300
	Steel Project, Series 2020A, 4.750%, 9/01/49 (AMT), 144A
20,000	Total Arkansas			19,084,010
	California – 17.1% (11.3% of Total Investments)
3,815	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	3,150,808
	Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
3,520	California Community Housing Agency, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	2,844,618
	Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/30 at 34.02	N/R	1,890,300
	Sonoma County Tobacco Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55
1,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	5/32 at 100.00	AA–	1,467,945
	Children’s Hospital at Stanford, Refunding Series 2022A. Forward Delivery, 4.000%, 5/15/46
	(WI/DD, Settling 5/17/22)
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Health
	System, Series 2021A:
2,345	4.000%, 8/15/48	8/31 at 100.00	N/R	2,330,625
5,655	3.000%, 8/15/51	8/31 at 100.00	N/R	4,589,768
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health,
	Series 2020A:
5,000	4.000%, 4/01/44 (UB) (4)	4/30 at 100.00	BBB+	4,862,400
8,000	4.000%, 4/01/45 (UB) (4)	4/30 at 100.00	BBB+	7,739,600
4,010	4.000%, 4/01/49 (UB) (4)	4/30 at 100.00	BBB+	3,790,172
3,549	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series	No Opt. Call	BBB+	3,551,581
	2021-1, 3.500%, 11/20/35
1,250	California Infrastructure and Economic Development Bank Infrastructure State, Revolving	10/30 at 100.00	AAA	1,010,400
	Fund Revenue Bonds, Tax Series 2020A, 2.786%, 10/01/43
15,500	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles	7/30 at 100.00	A2	12,297,080
	County Museum of Natural History Foundation, Series 2020, 3.000%, 7/01/50 (UB) (4)
250	California Infrastructure and Economic Development Bank, Revenue Bonds, WFCS Portfolio	1/31 at 100.00	N/R	236,393
	Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A
7,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines,	No Opt. Call	B+	6,769,630
	Inc. Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California	7/28 at 100.00	N/R	$ 4,518,600
	Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A
465	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village,	11/29 at 102.00	N/R	462,145
	Refunding Green Series 2021A, 5.000%, 11/15/51, 144A
2,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep	6/28 at 100.00	N/R	1,618,840
	Public Schools, Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A
	California State Public Works Board, Lease Revenue Bonds, Department of General
	Services, New Nature Resources, Green Series 2021C:
1,070	4.000%, 11/01/46	11/31 at 100.00	N/R	1,069,754
695	5.000%, 11/01/46	11/31 at 100.00	N/R	774,946
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,
	Series 2021B:
1,000	4.000%, 5/01/37	5/31 at 100.00	Aa3	1,023,480
1,500	4.000%, 5/01/41	5/31 at 100.00	Aa3	1,519,920
3,000	California Statewide Communities Development Authority, Revenue Bonds, Emanate Health,	4/30 at 100.00	A+	2,315,130
	Series 2020A, 3.000%, 4/01/50
1,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Junior	8/31 at 100.00	N/R	782,810
	Lien Series 2021A-2, 4.000%, 8/01/47, 144A
2,000	CMFA Special Finance Agency VII, California, Essential Housing Revenue Bonds, Senior	8/31 at 100.00	N/R	1,413,320
	Lien Series 2021A-1, 3.000%, 8/01/56, 144A
6,180	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	1/31 at 100.00	N/R	5,979,335
	Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
445	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	9/31 at 100.00	N/R	356,579
	Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A
910	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	8/31 at 100.00	N/R	805,113
	Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	12/31 at 100.00	N/R	376,425
	Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	12/31 at 100.00	N/R	1,427,160
	Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56
1,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	7/31 at 100.00	N/R	973,000
	Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds,	7/31 at 100.00	N/R	1,732,500
	Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
1,915	0.000%, 4/01/36 – SYNCORA GTY Insured	No Opt. Call	AA	1,128,031
2,990	0.000%, 4/01/37 – SYNCORA GTY Insured	No Opt. Call	AA	1,683,161
3,000	Glendale Community College District, Los Angeles County, California, General Obligation	8/29 at 100.00	N/R	2,517,210
	Bonds, Election 2016 Taxable Refunding Series 2020B, 3.000%, 8/01/47
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Taxable Series 2021B:
2,145	1.886%, 6/01/27	No Opt. Call	Aa3	1,950,105
3,015	2.246%, 6/01/29	No Opt. Call	Aa3	2,679,370
40	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	6/22 at 100.00	N/R (5)	40,120
	Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47 (Pre-refunded 6/01/22)
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement	12/31 at 100.00	N/R	1,854,880
	Asset-Backed Bonds, Taxable Subordinate Series 2021B-1, 3.850%, 6/01/50
4,830	Huntington Beach, California, Pension Obligation Bonds, Taxable Series 2021, 2.963%,	6/31 at 100.00	AA+	4,102,360
	6/15/36 – BAM Insured
10,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds,	8/30 at 100.00	Aa2	8,371,300
	Election 2016 Series 2021, 3.000%, 8/01/46 (UB) (4)
1,885	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Capital	No Opt. Call	AA–	1,662,985
	Equipment Program, Refunding Series 2021A, 1.648%, 11/01/28

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$ 985	Northstar Community Services District, California, Special Tax Bonds, Community	9/22 at 100.00	N/R	$ 492,716
	Facilities District 1, Series 2006, 2.000%, 9/01/37 (6)
5,000	Oakland Unified School District, Alameda County, California, General Obligation Bonds,	8/31 at 100.00	AA	4,318,000
	Taxable Refunding Series 2021, 2.774%, 8/01/34 – BAM Insured
1,575	Palomar Community College District, San Diego County, California, General Obligation	8/40 at 100.00	AA	1,428,588
	Bonds, Series 2010B, 0.000%, 8/01/45 (7)
5,345	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	No Opt. Call	AA	2,540,478
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/39 – AGM Insured
	Ravenswood City School District, San Diego County, California, General Obligation Bonds,
	Election 2018 Series 2021A:
150	4.000%, 8/01/36	8/29 at 100.00	AAA	154,302
370	4.000%, 8/01/39	8/29 at 100.00	AAA	374,392
320	4.000%, 8/01/41	8/29 at 100.00	AAA	320,704
2,760	San Diego County Regional Airport Authority, California, Airport Revenue Bonds,	7/31 at 100.00	N/R	2,579,496
	Subordinate Series 2021B, 4.000%, 7/01/56 (AMT)
750	San Francisco Community College District, California, General Obligation Bonds, Taxable	6/30 at 100.00	A1	639,150
	Election 2020 Series 2020A-1, 3.165%, 6/15/41
750	San Francisco Municipal Transportation Agency, California, Revenue Bonds, Taxable	No Opt. Call	Aa2	655,665
	Refunding Series 2021A, 1.302%, 3/01/28
	San Jose, California, Airport Revenue Bonds, Taxable Refunding Series 2021C:
500	1.882%, 3/01/28	No Opt. Call	A2	449,725
290	2.310%, 3/01/30	No Opt. Call	A2	257,694
1,750	2.960%, 3/01/36	3/31 at 100.00	A2	1,476,807
2,000	3.060%, 3/01/37	3/31 at 100.00	A2	1,684,180
420	3.290%, 3/01/41	3/31 at 100.00	A2	342,854
156,944	Total California			127,384,650
	Colorado – 13.7% (9.0% of Total Investments)
2,370	64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020,	12/25 at 103.00	N/R	2,266,763
	6.500%, 12/01/43
500	Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment	9/26 at 103.00	N/R	409,835
	Revenue Bonds, Special Improvement District 1, Refunding Series 2021, 4.000%, 12/01/40
1,240	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited	12/23 at 103.00	N/R	1,255,822
	Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.000%, 12/01/38
1,060	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation	9/25 at 103.00	N/R	995,626
	Bonds, Series 2020A, 5.000%, 12/01/50
2,285	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation	9/25 at 103.00	N/R	2,113,008
	Bonds, Subordinate Series 2020B, 7.750%, 12/15/50
5,220	Aurora Highlands Community Authority Board, Adams County, Colorado, Special Tax Revenue	12/28 at 103.00	N/R	4,823,802
	Bonds, Refunding & Improvement Series 2021A, 5.750%, 12/01/51
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax	9/24 at 103.00	N/R	485,330
	General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29
1,725	Belford North Metropolitan District, Douglas County, Colorado, General Obligation	12/25 at 103.00	N/R	1,553,552
	Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation	3/26 at 103.00	N/R	909,800
	Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51
741	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General	12/23 at 103.00	N/R	672,131
	Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48
500	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General	12/25 at 103.00	N/R	501,925
	Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40, 144A
1,500	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General	5/22 at 100.00	N/R	1,029,690
	Obligation and Special Revenue Bonds, Junior Subordinate Series 2016, 7.000%, 12/15/57

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	No Opt. Call	N/R	$ 503,950
	Improvement Series 2017, 5.000%, 12/01/22, 144A
2,755	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding &	12/25 at 103.00	N/R	2,593,006
	Improvement Series 2020A, 5.000%, 12/01/51
1,450	Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and	12/25 at 103.00	N/R	1,342,280
	Tax Supported Bonds, Senior Series 2020A, 5.350%, 12/01/50
2,700	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017,	12/27 at 100.00	A–	2,732,643
	4.000%, 6/30/51 (AMT)
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,
	New Summit Charter Academy Project, Series 2021A:
100	4.000%, 7/01/41, 144A	7/31 at 100.00	N/R	86,023
100	4.000%, 7/01/51, 144A	7/31 at 100.00	N/R	80,720
1,000	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village	12/30 at 100.00	N/R	893,020
	Academy – Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella of Grand	12/26 at 103.00	N/R	297,455
	Junction Project, Series 2019, 5.000%, 12/01/54, 144A
16,000	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited	9/25 at 103.00	N/R	14,609,440
	Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50
6,500	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General	12/30 at 100.00	AA	5,438,875
	Obligation Bonds, Refunding & Improvement Series 2020A, 3.000%, 12/01/49 –
	AGM Insured (UB) (4)
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds,	12/25 at 103.00	N/R	944,060
	Series 2020, 6.250%, 12/01/39
1,000	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series	12/24 at 100.00	N/R	935,230
	2014, 6.000%, 12/01/38
1,130	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County,	6/24 at 103.00	N/R	1,128,068
	Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A,
	5.125%, 12/01/38, 144A
2,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General	6/25 at 103.00	N/R	1,722,000
	Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue	12/25 at 102.00	N/R	937,870
	Bonds, Refunding Series 2020, 4.750%, 12/01/50
5,250	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special	12/23 at 103.00	N/R	5,258,243
	Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50
2,000	Jones District Community Authority Board, Centennial, Colorado, Special Revenue	12/25 at 103.00	N/R	1,668,680
	Convertible Capital Appreciation Bonds, Series 2020A, 5.750%, 12/01/50
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General	12/25 at 103.00	N/R	931,280
	Obligation Bonds, Series 2020A, 5.125%, 12/01/50
1,380	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax	9/24 at 103.00	N/R	1,383,036
	General Obligation Bonds, Series 2019A, 5.000%, 12/01/39
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special
	Revenue Bonds, Series 2021A:
500	5.000%, 12/01/41	6/26 at 103.00	N/R	459,160
500	5.000%, 4/15/51	6/26 at 103.00	N/R	434,770
500	Meadowbrook Heights Metropolitan District, Jefferson County, Colorado, General	9/26 at 103.00	N/R	407,100
	Obligation Limited Tax Bonds, Series 2021A(3), 4.875%, 12/01/51
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General	12/25 at 103.00	N/R	978,230
	Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50
1,810	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax	12/25 at 103.00	N/R	1,664,965
	General Obligation Bonds, Series 2020A, 5.000%, 12/01/50
285	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax	3/26 at 103.00	N/R	264,674
	General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A
925	Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation	9/25 at 103.00	N/R	922,743
	Limited Tax Bonds, Series 2020, 5.000%, 12/01/40

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 5,350	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and	12/27 at 100.00	AA	$ 5,679,934
	Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47 (4)
1,620	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax	10/26 at 102.00	N/R	1,262,968
	Supported and Special Revenue Bonds, Series 2021, 4.000%, 12/01/51
500	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit	1/31 at 100.00	A–	490,290
	Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/38
1,055	Sabell Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds,	3/25 at 103.00	N/R	1,009,635
	Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/50, 144A
1,000	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax	12/25 at 102.00	N/R	854,340
	Supported District 2, Refunding & Improvement Senior Series 2020A, 3.750%, 12/01/40
750	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax	12/25 at 102.00	N/R	692,918
	Supported District 2, Subordinate Series 2020B, 7.125%, 12/15/50
	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation
	Limited Tax Bonds, Series 2020:
2,350	5.000%, 12/01/40	12/25 at 103.00	N/R	2,356,157
2,300	5.125%, 12/01/50	12/25 at 103.00	N/R	2,192,222
2,175	Sunlight Metropolitan District, Steamboat Springs, Colorado, Limited Tax General	12/25 at 103.00	N/R	2,022,054
	Obligation Bonds, Series 2020, 5.000%, 12/01/50
500	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General	12/22 at 103.00	N/R	506,650
	Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds,
	Series 2018A, 5.250%, 12/01/47
1,000	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	835,740
	General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2,
	5.500%, 12/01/51 (7)
1,270	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado,	3/26 at 103.00	N/R	1,290,688
	General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41
5,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General	12/23 at 81.31	N/R	3,377,750
	Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50
10,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General	12/23 at 103.00	N/R	9,423,000
	Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50
1,500	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield,	3/26 at 103.00	N/R	1,405,560
	Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021,
	5.000%, 12/01/51
2,000	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue	9/26 at 103.00	N/R	1,547,940
	Bonds, Series 2021A-1, 4.125%, 12/01/51
1,000	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation	12/25 at 103.00	N/R	994,120
	Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1,
	6.250%, 12/15/40
110,896	Total Colorado			101,576,771
	Connecticut – 0.2% (0.1% of Total Investments)
1,015	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes,	5/31 at 100.00	AA–	1,135,430
	Series 2021A, 5.000%, 5/01/41
	District of Columbia – 0.8% (0.5% of Total Investments)
	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue
	Bonds, Refunding Senior Lien Series 2021A:
505	4.000%, 10/01/35	10/30 at 100.00	AA	534,457
1,060	4.000%, 10/01/38	10/30 at 100.00	AA	1,108,082

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Washington Convention and Sports Authority, Washington D.C., Dedicated Tax Revenue
	Bonds, Refunding Senior Lien Series 2021B:
$ 365	4.000%, 10/01/33	10/30 at 100.00	AA	$ 387,075
425	4.000%, 10/01/34	10/30 at 100.00	AA	450,364
180	4.000%, 10/01/35	10/30 at 100.00	AA	190,499
815	4.000%, 10/01/36	10/30 at 100.00	AA	861,496
995	4.000%, 10/01/37	10/30 at 100.00	AA	1,041,974
625	4.000%, 10/01/38	10/30 at 100.00	AA	653,350
1,000	4.000%, 10/01/39	10/30 at 100.00	AA	1,042,790
5,970	Total District of Columbia			6,270,087
	Florida – 18.4% (12.1% of Total Investments)
1,000	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 4	5/23 at 100.00	N/R	936,610
	Master Improvements Project, Series 2021, 3.500%, 5/01/26, 144A
1,565	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/31 at 100.00	N/R	1,380,612
	Ave Maria National Project, Series 2021, 3.750%, 5/01/41
500	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds,	5/32 at 100.00	N/R	438,910
	Phase 3 Master Improvements Project, Series 2021, 4.000%, 5/01/52, 144A
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special	5/31 at 100.00	N/R	884,050
	Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52, 144A
1,310	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment	11/30 at 100.00	N/R	1,138,115
	Bonds, 2020-1, 4.000%, 11/01/51
1,500	Belmont II Community Development District, Hillsborough County, Florida, Special	12/30 at 100.00	N/R	1,327,035
	Assessment Revenue Bonds, 2020 Assessment Area, Series 2020, 4.000%, 12/15/50
2,500	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 4.000%, 9/01/39	9/29 at 100.00	A1	2,536,375
	(AMT) (UB) (4)
6,555	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2022A,	10/31 at 100.00	N/R	6,662,502
	4.000%, 10/01/47
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech
	Schools Project, Series 2020A:
1,235	5.000%, 6/15/40, 144A	6/27 at 100.00	N/R	1,206,163
1,260	5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	1,169,784
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2021:
250	4.000%, 8/15/51, 144A	8/28 at 100.00	N/R	191,548
450	4.200%, 8/15/56, 144A	8/28 at 100.00	N/R	346,468
500	4.250%, 8/15/61, 144A	8/28 at 100.00	N/R	381,100
3,690	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter	7/31 at 100.00	N/R	3,741,143
	School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A
1,000	Capital Trust Agency, Florida, Revenue Bonds, St. Johns Classical Academy, Refunding	6/30 at 100.00	N/R	777,020
	Series 2021A, 4.000%, 6/15/56, 144A
195	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021,	7/31 at 100.00	AA	201,636
	4.000%, 7/01/37 – AGM Insured
250	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment	5/31 at 100.00	N/R	221,222
	Bonds, Series 2021, 4.000%, 5/01/52, 144A
5,880	Currents Community Development District, Collier County, Florida, Capital Improvement	No Opt. Call	N/R	5,404,308
	Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A
1,500	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue	5/32 at 100.00	N/R	1,320,000
	Bonds, Assessment Area 1 Project, Series 2020, 4.000%, 5/01/51, 144A
2,500	Cypress Preserve Community Development District, Pasco County, Florida, Special	11/29 at 100.00	N/R	2,244,200
	Assessment Bonds, Assessment Area 2, Series 2019, 4.125%, 11/01/50
1,000	Edgewater East Community Development District, Osceola County, Florida, Special	5/31 at 100.00	N/R	881,200
	Assessment Revenue Bonds, Assessment Area 1 Series 2021, 4.000%, 5/01/51
10,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery	6/29 at 100.00	N/R	9,518,900
	High School Project, Series 2020A, 5.000%, 6/01/55, 144A

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater	6/27 at 100.00	BBB	$ 1,122,022
	Academy Projects, Series 2020A, 5.000%, 6/15/50
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, River	7/28 at 100.00	Baa3	415,890
	City Science Academy Projects, Series 2021A, 4.000%, 7/01/55
17,650	Florida Development Finance Corporation, Florida, Surface Transportation Facility	1/24 at 107.00	N/R	18,079,601
	Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49
	(AMT), 144A
5,890	Florida Development Finance Corporation, Florida, Surface Transportation Facility	5/22 at 103.00	N/R	5,752,881
	Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.500%, 1/01/49 (AMT)
	(Mandatory Put 1/01/29), 144A
	Florida Development Finance Corporation, Healthcare Facilties Revenue Bonds, Lakeland
	Regional Health Systems, Series 2021:
1,000	4.000%, 11/15/37	11/31 at 100.00	A2	1,010,200
2,375	4.000%, 11/15/39	11/31 at 100.00	A2	2,389,939
4,870	Florida Development Finance Corporation, Revenue Bonds, Brightline Passenger Rail	5/22 at 102.50	N/R	4,827,777
	Expansion Project, Series 2021A-1, 6.750%, 12/01/56 (AMT) (Mandatory Put 8/15/23), 144A
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville	6/28 at 100.00	N/R	1,105,104
	University Project, Series 2018A-1, 5.000%, 6/01/48, 144A
11,180	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins	12/30 at 100.00	A2	8,551,694
	College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)
985	Forest Lake Community Development District, Polk County, Florida, Special Assessment	5/30 at 100.00	N/R	874,266
	Bonds, Assessment Area 1 Project, Series 2020, 4.000%, 5/01/51, 144A
	Grand Oaks Community Development District, Saint Johns County, Florida, Special
	Assessment Bonds, Assessment Area 2, Series 2020:
1,100	4.250%, 5/01/40	5/31 at 100.00	N/R	1,030,150
1,500	4.500%, 5/01/52	5/31 at 100.00	N/R	1,388,520
1,000	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment	5/30 at 100.00	N/R	882,610
	Revenue Bonds, Area1 Project, Series 2020, 4.000%, 5/01/51
10,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds,	2/31 at 100.00	A	7,942,400
	Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 3.500%,
	8/01/55 (UB) (4)
	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2021A:
215	4.000%, 10/01/39	10/31 at 100.00	AA+	219,048
1,070	3.000%, 10/01/40	10/31 at 100.00	AA+	939,160
720	3.000%, 10/01/41	10/31 at 100.00	AA+	627,178
1,250	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds,	5/30 at 100.00	N/R	1,105,825
	Northeast Sector Project, Phase 2B, Series 2020, 4.000%, 5/01/50, 144A
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai
	Medical Center of Florida Project, Series 2021B:
2,130	3.000%, 11/15/51 (4)	11/31 at 100.00	A–	1,538,243
3,245	4.000%, 11/15/51	11/31 at 100.00	A–	3,019,927
1,225	Miami Dade County Industrial Development Authority, Florida, Educational Facilities	6/26 at 103.00	N/R	1,118,854
	Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A,
	5.000%, 6/01/47, 144A
8,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series	7/24 at 100.00	A	8,320,400
	2014A, 5.000%, 7/01/44 (4)
3,275	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-2, 3.000%,	10/31 at 100.00	AA	2,739,243
	10/01/45 – AGM Insured (4)
2,840	Miami-Dade County, Florida, Special Obligation Bonds, Subordinate Series 2009, 0.000%, 10/01/42	No Opt. Call	N/R	1,144,634
1,200	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021,	4/31 at 100.00	AA–	1,034,292
	3.000%, 10/01/40
1,500	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds,	5/31 at 100.00	N/R	1,313,175
	Series 2021, 4.000%, 5/01/51
3,495	Miramar, Florida, Special Obligation Revenue Bonds, Taxable Refunding Series 2021,	10/31 at 100.00	AA–	3,032,332
	2.643%, 10/01/36

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,000	North Powerline Road Community Development District, Polk County, Florida, Special	5/30 at 100.00	N/R	$ 885,740
	Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement	8/31 at 100.00	N/R	885,620
	Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51
250	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Toby & Leon	6/27 at 103.00	N/R	227,810
	Cooperman Sinai Residences of Boca Raton, Refunding Series 2022, 4.250%, 6/01/56
1,500	Parrish Plantation Community Development District, Manatee County, Florida, Special	5/31 at 100.00	N/R	1,314,570
	Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/52
	Pompano Beach, Florida, Revenue Bonds, John Knox Village of Florida Inc Project, Series 2021A:
740	4.000%, 9/01/51	9/27 at 103.00	N/R	657,964
1,275	4.000%, 9/01/56	9/27 at 103.00	N/R	1,104,137
500	Sawyers Landing Community Development District, Florida, Special Assessment Revenue	5/31 at 100.00	N/R	454,275
	Bonds, Series 2021, 4.250%, 5/01/53
1,500	Stoneybrook South Championsgate Community Development District, Florida, Special	12/30 at 100.00	N/R	1,234,275
	Assessment Revenue Bonds, Fox South Assessment Area, Series 2020, 3.750%, 12/15/50, 144A
300	Summit View Community Development District, Dade City, Florida, Special Assessment	No Opt. Call	N/R	264,714
	Revenue Bonds, Series 2021B, 5.000%, 5/01/41
16,435	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt	9/30 at 38.62	A+	4,039,230
	Cancer Center Project, Series 2020A, 0.000%, 9/01/53
500	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds,	9/23 at 100.00	N/R	452,410
	South Assessment Area Series 2021B, 4.625%, 5/01/36, 144A
425	Tradition Community Development District 9, Port Saint Lucie, Florida, Special	No Opt. Call	N/R	376,180
	Assessment Bonds, Series 2021, 2.700%, 5/01/31
835	Windward Community Development District, Florida, Special Assessment Bonds, Series	No Opt. Call	N/R	788,933
	2020A-2, 4.400%, 11/01/35
162,315	Total Florida			137,120,124
	Georgia – 1.6% (1.0% of Total Investments)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation
	Certificates, Northeast Georgia Health Services Inc., Series 2021A:
2,215	3.000%, 2/15/51	2/31 at 100.00	A	1,710,046
7,500	4.000%, 2/15/51 (4)	2/31 at 100.00	A	7,320,375
3,000	Geo. L. Smith II Georgia World Congress Center Authority, Georgia, Convention Center	1/31 at 100.00	BBB–	2,710,440
	Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54
12,715	Total Georgia			11,740,861
	Guam – 0.7% (0.5% of Total Investments)
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F. Forward
	Delivery:
180	5.000%, 1/01/30	No Opt. Call	Ba1	191,561
180	5.000%, 1/01/31	No Opt. Call	Ba1	191,981
420	4.000%, 1/01/36	1/31 at 100.00	Ba1	393,939
415	4.000%, 1/01/42	1/31 at 100.00	Ba1	379,866
1,600	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2021A,	5/31 at 100.00	Ba1	1,670,288
	5.000%, 11/01/40
	Guam A.B. Won Pat International Airport Authority, Revenue Bonds, Series 2021A:
750	2.499%, 10/01/25	No Opt. Call	Baa2	706,312
835	2.899%, 10/01/27	No Opt. Call	Baa2	765,795
765	3.099%, 10/01/28	No Opt. Call	Baa2	694,085
450	4.460%, 10/01/43	10/31 at 100.00	Baa2	402,251
5,595	Total Guam			5,396,078

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Idaho – 0.4% (0.2% of Total Investments)
$ 1,715	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project,	3/32 at 100.00	A	$ 1,659,880
	Series 2021A, 4.000%, 3/01/51
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal
	Highway Trust Funds, Series 2021A:
645	4.000%, 7/15/38	7/31 at 100.00	A+	655,630
500	4.000%, 7/15/39	7/31 at 100.00	A+	507,285
2,860	Total Idaho			2,822,795
	Illinois – 9.5% (6.2% of Total Investments)
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues,	12/27 at 100.00	BB	3,170,040
	Refunding Series 2017C, 5.000%, 12/01/30
820	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation	12/31 at 100.00	N/R	805,601
	Bonds, Limited Tax Capital Improvement Green Series 2021A, 4.000%, 12/01/51
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	5,241,600
10,000	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	10,483,200
3,825	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior	1/27 at 100.00	A	4,049,221
	Lien Series 2016D, 5.000%, 1/01/47
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
1,825	5.000%, 11/15/31	11/30 at 100.00	A+	2,072,780
2,350	5.000%, 11/15/33	11/30 at 100.00	A+	2,643,609
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
175	4.000%, 11/15/39	11/30 at 100.00	AA–	180,100
475	4.000%, 11/15/40	11/30 at 100.00	AA–	488,029
5,085	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020,	5/30 at 100.00	A1	4,091,544
	3.000%, 5/15/47 (4)
2,000	Illinois Finance Authority, Local Government Program Revenue Bonds, Maine Township High	12/29 at 100.00	Aa1	2,009,940
	School District Number 207 Project, Series 2019, 4.000%, 12/01/36
250	Illinois Finance Authority, Revenue Bonds, Acero Charter Schools, Inc., Series 2021,	10/31 at 100.00	BB+	222,463
	4.000%, 10/01/42, 144A
875	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A,	11/26 at 103.00	N/R	873,696
	5.000%, 11/01/49
10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%,	11/30 at 100.00	A	7,595,100
	5/15/50 (UB) (4)
4,400	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-4,	No Opt. Call	BBB	4,994,616
	7.100%, 7/01/35 (4)
6,195	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5,	No Opt. Call	BBB	6,919,753
	7.350%, 7/01/35 (4)
5,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	BBB	5,462,700
	6.725%, 4/01/35 (4)
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project
	Bonds, Refunding Series 2022A:
645	0.000%, 12/15/35	12/31 at 90.33	BBB+	332,478
1,285	0.000%, 6/15/36	12/31 at 89.03	BBB+	642,179
1,285	0.000%, 6/15/37	12/31 at 86.57	BBB+	606,327
1,715	0.000%, 6/15/38	12/31 at 84.11	N/R	764,598
1,500	0.000%, 12/15/39	12/31 at 80.50	N/R	615,585
1,415	0.000%, 12/15/40	12/31 at 78.00	N/R	547,775
645	0.000%, 6/15/41	12/31 at 76.71	BBB+	241,114
550	0.000%, 12/15/41	12/31 at 75.58	BBB+	200,376
5,190	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015,	4/25 at 100.00	BBB	5,394,330
	5.000%, 10/01/35 (4)
75,505	Total Illinois			70,648,754

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 0.9% (0.6% of Total Investments)
$ 1,415	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds,	6/30 at 100.00	N/R	$ 1,327,072
	Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%,
	6/01/55, 144A
3,445	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute	12/28 at 100.00	A2	3,739,823
	Of Technology Project, Series 2018, 5.000%, 6/01/39
1,625	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	11/30 at 100.00	B–	1,913,389
	Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)
6,485	Total Indiana			6,980,284
	Iowa – 0.7% (0.4% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer
	Company Project, Refunding Series 2022:
1,615	5.000%, 12/01/50 (WI/DD, Settling 5/17/22)	12/29 at 103.00	N/R	1,638,757
1,745	5.000%, 12/01/50 (Mandatory Put 12/01/42) (WI/DD, Settling 5/17/22)	12/29 at 103.00	N/R	1,792,464
14,940	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2	6/31 at 25.58	N/R	1,721,088
	Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65
18,300	Total Iowa			5,152,309
	Kansas – 0.1% (0.1% of Total Investments)
985	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds,	6/22 at 103.00	N/R	1,016,353
	Ottawa University Project, Series 2015, 7.000%, 6/01/45, 144A
	Kentucky – 1.2% (0.8% of Total Investments)
3,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone’s	12/30 at 100.00	N/R	2,728,200
	Ridge Project, Series 2020, 6.000%, 12/01/40
3,255	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities	6/31 at 100.00	A1	2,644,818
	Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)
2,515	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project,	9/26 at 100.00	Baa1	2,701,839
	Refunding Series 2016A, 5.000%, 9/01/36 – NPFG Insured
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series	12/30 at 100.00	N/R	819,600
	2020B, 5.500%, 12/01/60
9,770	Total Kentucky			8,894,457
	Louisiana – 2.1% (1.4% of Total Investments)
1,150	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Lincoln Preparatory	6/31 at 100.00	N/R	1,055,539
	School Project, Series 2021A, 5.250%, 6/01/51, 144A
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation
	Project, Series 2020A:
5,355	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A	4,191,519
2,145	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A	2,063,490
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal	1/27 at 100.00	A2	2,074,020
	Project, Series 2017B, 5.000%, 1/01/48 (AMT)
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Taxable Refunding Series 2021:
2,000	2.839%, 6/01/41 – AGM Insured	6/31 at 100.00	AA	1,521,180
1,500	2.939%, 6/01/45 – AGM Insured	6/31 at 100.00	AA	1,099,320
1,100	New Orleans, Louisiana, Water Revenue Bonds, Taxable Refunding Series 2021, 2.889%,	12/31 at 100.00	AA	837,947
	12/01/41 – AGM Insured
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P. Project, Series	6/30 at 100.00	BB–	2,280,140
	2010, 6.350%, 7/01/40, 144A
600	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North	2/31 at 100.00	A–	594,732
	Oaks Health System Project, Refunding Series 2021, 4.000%, 2/01/38
17,850	Total Louisiana			15,717,887

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maryland – 1.7% (1.1% of Total Investments)
$ 2,200	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development	7/30 at 100.00	N/R	$ 2,070,002
	Authority, Refunding Series 2020C, 4.000%, 7/01/50
5,330	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology	7/30 at 102.00	N/R	5,393,000
	Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A
	Maryland Department of Transportation, Special Transportation Project Revenue Bonds,
	Baltimore/Washington International Thurgood Marshall Airport, Series 2021B:
275	4.000%, 8/01/37 (AMT)	8/31 at 100.00	A1	273,716
305	4.000%, 8/01/38 (AMT)	8/31 at 100.00	A1	302,621
365	4.000%, 8/01/39 (AMT)	8/31 at 100.00	A1	361,832
915	4.000%, 8/01/40 (AMT)	8/31 at 100.00	A1	904,066
915	4.000%, 8/01/41 (AMT)	8/31 at 100.00	A1	901,174
2,485	Maryland Economic Development Corporation, Federal Lease Revenue Bonds, SSA Baltimore	1/34 at 100.00	Baa3	2,252,578
	Project, Taxable Series 2021, 3.997%, 4/01/34
12,790	Total Maryland			12,458,989
	Massachusetts – 0.9% (0.6% of Total Investments)
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B:
1,060	3.000%, 4/01/47	4/31 at 100.00	Aa1	896,643
3,705	3.000%, 4/01/48	4/31 at 100.00	N/R	3,111,793
3,235	3.000%, 4/01/49	4/31 at 100.00	Aa1	2,701,290
8,000	Total Massachusetts			6,709,726
	Michigan – 0.8% (0.5% of Total Investments)
5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series	5/22 at 100.00	N/R	4,171,700
	2014B-1, 4.000%, 4/01/44
710	Gerald R. Ford International Airport Authority, Kent County, Michigan, Revenue Bonds,	1/32 at 100.00	AAA	773,950
	Limited Tax General Obligation Series 2021, 5.000%, 1/01/51 (AMT)
7,610	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco	12/30 at 18.38	N/R	786,037
	Receipts, Series 2020B2-CL2, 0.000%, 6/01/65
13,320	Total Michigan			5,731,687
	Minnesota – 0.3% (0.2% of Total Investments)
1,140	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	12/28 at 102.00	BB	986,282
	Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/55
1,100	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue	6/29 at 102.00	N/R	908,787
	Bonds, Math & Science Academy Charter School Project, Series 2021A, 4.000%, 6/01/41, 144A
2,240	Total Minnesota			1,895,069
	Missouri – 1.2% (0.8% of Total Investments)
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities
	Revenue Bonds, Southeasthealth, Series 2021:
100	4.000%, 3/01/41	3/31 at 100.00	BBB–	97,614
310	3.000%, 3/01/46	3/31 at 100.00	BBB–	240,662
80	4.000%, 3/01/46	3/31 at 100.00	BBB–	76,771
1,100	M150 and 135th Street Transportation Development District, Kansas City, Missouri,	10/27 at 100.00	N/R	962,995
	Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%, 10/01/43
4,940	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	6/30 at 100.00	A+	3,784,534
	Mercy Health, Series 2020, 3.000%, 6/01/53 (UB) (4)
3,155	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention	10/30 at 100.00	AA	3,481,921
	Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/45 – AGM Insured (UB) (4)
9,685	Total Missouri			8,644,497

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada – 0.4% (0.3% of Total Investments)
$ 2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement	2/31 at 100.00	N/R	$ 1,844,920
	Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 611 Sunstone
	Phase I and II, Series 2020:
450	4.000%, 6/01/40	6/30 at 100.00	N/R	414,981
1,150	4.125%, 6/01/50	6/30 at 100.00	N/R	1,025,857
3,600	Total Nevada			3,285,758
	New Hampshire – 0.2% (0.1% of Total Investments)
1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	7/27 at 100.00	BBB+	1,206,250
	Center, Series 2017, 3.750%, 7/01/40
	New Jersey – 5.6% (3.7% of Total Investments)
7,850	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social	12/30 at 100.00	Baa1	7,416,052
	Series 2021QQQ, 4.000%, 6/15/46 (UB) (4)
	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System
	Obligated Group Issue, Series 2021:
2,020	3.000%, 7/01/39	7/31 at 100.00	AA–	1,727,888
1,560	3.000%, 7/01/51	7/31 at 100.00	AA–	1,219,374
	New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Series 2022BB:
340	4.000%, 6/15/38	12/31 at 100.00	N/R	332,680
9,000	3.000%, 6/15/50	12/31 at 100.00	N/R	6,696,630
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward
	Delivery Series 2022A:
770	4.000%, 6/15/39	6/32 at 100.00	Baa1	749,457
700	4.000%, 6/15/40	6/32 at 100.00	Baa1	678,615
640	4.000%, 6/15/41	6/32 at 100.00	Baa1	618,022
520	4.000%, 6/15/42	6/32 at 100.00	Baa1	500,302
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
620	4.000%, 6/15/40	12/30 at 100.00	Baa1	601,059
25,990	3.000%, 6/15/50 (UB) (4)	12/30 at 100.00	Baa1	19,338,379
545	4.000%, 6/15/50 (UB) (4)	12/30 at 100.00	Baa1	507,777
1,470	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series	6/31 at 100.00	Baa1	1,447,406
	2021A, 4.000%, 6/15/36
52,025	Total New Jersey			41,833,641
	New Mexico – 0.9% (0.6% of Total Investments)
7,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross	11/23 at 103.00	N/R	6,401,360
	Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
	New York – 24.6% (16.2% of Total Investments)
5,880	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of	9/25 at 100.00	N/R	6,185,701
	Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
5,000	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter	12/30 at 100.00	N/R	4,131,600
	School, Series 2020A-1, 5.500%, 6/01/55, 144A
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter
	School, Series 2020C-1:
1,310	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,192,152
3,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	2,540,430
1,000	Build NYC Resource Corporation, Revenue Bonds, Shefa School, Series 2021A, 5.000%,	6/31 at 100.00	N/R	1,019,750
	6/15/51, 144A
1,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York	No Opt. Call	N/R	1,329,375
	University, Series 2021A, 2.084%, 7/01/29
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System	7/29 at 100.00	BBB	8,381,600
	Obligated Group Series 2019A, 4.000%, 7/01/45 (UB) (4)

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 9,120	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals	7/30 at 100.00	A	$ 8,758,027
	Obligated Group, Series 2020A, 4.000%, 7/01/53 (UB) (4)
20,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	9/30 at 100.00	AA+	16,361,600
	General Purpose, Series 2020A Bidding Group 1 thru 5, 3.000%, 3/15/50 (UB) (4)
2,340	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,	3/32 at 100.00	N/R	1,905,532
	General Purpose, Series 2021E, 3.000%, 3/15/51
705	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series	9/31 at 100.00	A	607,900
	2021, 3.000%, 9/01/40
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	11/24 at 100.00	A3	10,449,200
	2014D-1, 5.250%, 11/15/44 (UB) (4)
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes
	Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,000	3.000%, 1/01/34 – AGM Insured	1/31 at 100.00	AA	896,690
1,205	3.000%, 1/01/37 – AGM Insured	1/31 at 100.00	AA	1,045,771
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes
	Revenue Bonds, Yankee Stadium Project, Series 2020A:
5,385	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	AA	4,600,459
3,845	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	AA	3,244,373
3,500	4.000%, 3/01/45	9/30 at 100.00	AA	3,531,255
2,275	3.000%, 3/01/49 (UB) (4)	9/30 at 100.00	AA	1,750,112
2,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/30 at 100.00	AA+	2,633,544
	General Resolution Revenue Bonds, Fiscal 2020 Series GG-1, 5.000%, 6/15/50
5,625	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/31 at 100.00	N/R	5,526,956
	General Resolution Revenue Bonds, Fiscal 2021 Series CC-1, 4.000%, 6/15/51
5,680	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	12/31 at 100.00	N/R	4,827,262
	General Resolution Revenue Bonds, Fiscal 2022 Series BB-1, 3.000%, 6/15/44 – BAM Insured
2,580	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	11/29 at 100.00	N/R	2,540,216
	Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/45
2,630	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	8/31 at 100.00	AAA	2,589,577
	Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds,	2/32 at 100.00	N/R	2,456,675
	Subordinate Fiscal 2022 Subseries C-1, 4.000%, 2/01/51
1,410	New York City, New York, General Obligation Bonds, Fiscal 2021 Series D, 2.223%, 8/01/35	No Opt. Call	AA	1,129,255
4,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term	5/22 at 100.00	B–	4,000,000
	Series 2005A, 5.000%, 6/01/42
3,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	3,031,890
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 7 World Trade
	Center Project, Refunding Green Series 2022A-CL2:
1,290	3.250%, 9/15/52	3/30 at 100.00	N/R	1,112,032
515	3.500%, 9/15/52	3/30 at 100.00	N/R	437,240
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Secured by
	Port Authority Consolidated Bonds, Refunding Series 1WTC-2021:
5,380	3.000%, 2/15/42 – AGM Insured	2/30 at 100.00	N/R	4,672,907
5,040	4.000%, 2/15/43 (4)	2/30 at 100.00	N/R	5,068,073
3,045	2.750%, 2/15/44 – BAM Insured	2/30 at 100.00	N/R	2,381,099
	New York State Environmental Facilities Corporation, State Revolving Funds Revenue
	Bonds, 2010 Master Financing Program, Green Series 2021B:
260	4.000%, 8/15/46	2/32 at 100.00	Aaa	263,112
385	4.000%, 8/15/51	2/32 at 100.00	Aaa	387,995
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1:
3,955	3.000%, 3/15/51	3/31 at 100.00	AA+	3,169,339
2,500	4.000%, 3/15/54	3/31 at 100.00	AA+	2,451,225
2,500	4.000%, 3/15/55	3/31 at 100.00	N/R	2,446,075

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	General Purpose, Series 2020C:
$ 1,065	4.000%, 3/15/42	9/30 at 100.00	AA+	$ 1,067,822
3,500	5.000%, 3/15/47	9/30 at 100.00	N/R	3,829,735
5,435	3.000%, 3/15/48	9/30 at 100.00	AA+	4,440,504
2,730	5.000%, 3/15/50	9/30 at 100.00	N/R	2,982,061
4,725	New York State Urban Development Corporation, State Sales Tax Revenue Bonds, Empire	9/31 at 100.00	N/R	4,714,511
	Series 2021A, 4.000%, 3/15/43
180	New York Transportation Development Corporation, New York, Facility Revenue Bonds,	10/31 at 100.00	BBB–	180,367
	Thruway Service Areas Project, Series 2021, 4.000%, 10/31/41 (AMT)
	New York Transportation Development Corporation, New York, Special Facility Revenue
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2020:
12,210	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B	12,911,342
3,400	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B	3,736,498
515	New York Transportation Development Corporation, New York, Special Facility Revenue	No Opt. Call	B	481,747
	Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Series 2021,
	2.250%, 8/01/26 (AMT)
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue	12/30 at 100.00	Baa1	972,840
	Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 4.000%, 12/01/39
1,000	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta	No Opt. Call	Baa3	986,610
	Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 4.000%,
	10/01/30 (AMT)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred
	Twenty-Third Series 2021:
2,350	4.000%, 7/15/40 (AMT)	7/31 at 100.00	Aa3	2,295,410
3,000	5.000%, 7/15/56 (AMT)	7/31 at 100.00	Aa3	3,214,470
4,520	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel	No Opt. Call	Caa1	4,446,866
	Center Project, Taxable Series 2007B, 5.693%, 1/01/28 – SYNCORA GTY Insured, 144A
1,015	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges &	11/30 at 100.00	AA–	1,106,898
	Tunnels, Series 2020A, 5.000%, 11/15/54
1,985	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges &	5/31 at 100.00	AA–	2,162,459
	Tunnels, Series 2021A, 5.000%, 11/15/56
2,015	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior	11/31 at 100.00	AA+	2,216,500
	Lien Series 2021C-1A, 5.000%, 5/15/51
	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior
	Lien Subseries 2021A-1:
1,250	4.000%, 5/15/46	5/31 at 100.00	AA+	1,238,288
1,190	5.000%, 5/15/51	5/31 at 100.00	AA+	1,303,752
194,845	Total New York			183,344,679
	North Carolina – 0.1% (0.0% of Total Investments)
415	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue	9/28 at 103.00	BBB	409,476
	Bonds, The Forest at Duke, Inc., Series 2021, 4.000%, 9/01/41
	Ohio – 6.2% (4.1% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities
	Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
220	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	BBB+	217,314
1,500	4.000%, 11/15/38 (UB) (4)	11/30 at 100.00	BBB+	1,474,020
10,325	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	BBB+	8,520,913
7,750	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	BBB+	5,705,783
	Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48
5,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/30 at 100.00	N/R	4,870,200
	Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2021A:
$ 485	3.000%, 12/01/32	6/30 at 100.00	AA+	$ 473,248
485	3.000%, 12/01/33	6/30 at 100.00	AA+	473,452
605	3.000%, 12/01/34	6/30 at 100.00	AA+	575,506
1,000	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds,	6/29 at 100.00	N/R	1,017,820
	Bridge Park D Block Project, Series 2019A-1, 5.000%, 12/01/51
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds,	No Opt. Call	N/R	903,330
	FirstEnergy Generation Corporation Project, Refunding Series 2009D, 3.375%, 8/01/29
	(Mandatory Put 9/15/21)
750	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds,	1/30 at 100.00	A3	779,070
	University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50
1,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series	1/30 at 100.00	N/R	822,530
	2020A, 3.000%, 1/15/45
21,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series	12/27 at 103.00	N/R	19,390,770
	2020A, 7.000%, 12/01/42 (AMT), 144A
1,000	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series	12/26 at 105.00	N/R	1,026,460
	2020B, 10.000%, 12/01/27 (AMT), 144A
52,120	Total Ohio			46,250,416
	Oklahoma – 0.1% (0.1% of Total Investments)
1,000	Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital Improvement Series	1/29 at 100.00	N/R	795,260
	2021, 3.250%, 1/01/51
	Oregon – 1.2% (0.8% of Total Investments)
11,410	Oregon Health and Science University, Revenue Bonds, Green Series 2021A, 3.000%,	1/32 at 100.00	N/R	8,796,311
	7/01/51 (4)
	Pennsylvania – 2.1% (1.4% of Total Investments)
955	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/31 at 100.00	N/R	1,040,091
	Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A
500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	4/31 at 100.00	N/R	406,660
	Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory
	Put 4/01/21)
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/27 at 100.00	BB	1,019,230
	Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A
2,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of	10/28 at 100.00	BB	2,181,100
	Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A
1,315	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	No Opt. Call	N/R	1,198,649
	KDC Agribusiness Fairless Hills LLC Project, Series 2021A, 10.000%, 12/01/31
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds,
	Capitol Region Parking System, Junior Guaranteed Series 2013B:
995	0.000%, 1/01/45 – BAM Insured	No Opt. Call	AA	361,921
940	0.000%, 1/01/46 – BAM Insured	No Opt. Call	AA	324,845
1,025	0.000%, 1/01/47 – BAM Insured	No Opt. Call	AA	337,092
2,500	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	2,621,100
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/34 (AMT)
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
890	4.000%, 12/01/38	12/31 at 100.00	A	895,215
1,000	4.000%, 12/01/39	12/31 at 100.00	A	1,003,920
1,110	4.000%, 12/01/40	12/31 at 100.00	A	1,111,443
2,475	4.000%, 12/01/51	12/31 at 100.00	N/R	2,326,500
800	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue	6/31 at 100.00	BB	662,056
	Bonds, Philadelphia Electrical & Technology Charter School, Series 2021A, 4.000%, 6/01/51
500	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue	6/28 at 100.00	BB+	500,015
	Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%,
	6/15/50, 144A
18,005	Total Pennsylvania			15,989,837

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Puerto Rico – 6.1% (4.0% of Total Investments)
$ 1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series	7/31 at 100.00	N/R	$ 941,730
	2021B, 4.000%, 7/01/42, 144A
8,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 3.978%,	5/22 at 100.00	D	7,700,000
	7/01/40 (6)
3,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L,	No Opt. Call	N/R	3,029,730
	5.250%, 7/01/38 – AMBAC Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
20,000	0.000%, 7/01/46	7/28 at 41.38	N/R	5,640,600
35,000	0.000%, 7/01/51	7/28 at 30.01	N/R	7,375,550
5,514	4.750%, 7/01/53	7/28 at 100.00	N/R	5,592,023
2,500	5.000%, 7/01/58	7/28 at 100.00	N/R	2,568,650
	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
893	5.250%, 7/01/23	No Opt. Call	N/R	904,508
411	0.000%, 7/01/24	No Opt. Call	N/R	374,385
891	5.375%, 7/01/25	No Opt. Call	N/R	921,145
883	5.625%, 7/01/27	No Opt. Call	N/R	936,525
869	5.625%, 7/01/29	No Opt. Call	N/R	936,001
844	5.750%, 7/01/31	No Opt. Call	N/R	923,337
1,029	0.000%, 7/01/33	7/31 at 89.94	N/R	588,926
800	4.000%, 7/01/33	7/31 at 103.00	N/R	743,810
719	4.000%, 7/01/35	7/31 at 103.00	N/R	666,695
617	4.000%, 7/01/37	7/31 at 103.00	N/R	556,327
839	4.000%, 7/01/41	7/31 at 103.00	N/R	756,519
873	4.000%, 7/01/46	7/31 at 103.00	N/R	767,702
6,828	Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable Series 2022,	No Opt. Call	N/R	3,558,887
	0.000%, 11/01/43
91,510	Total Puerto Rico			45,483,050
	South Carolina – 1.3% (0.9% of Total Investments)
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue	10/27 at 103.00	N/R	916,800
	Bonds, Columbia College, Refunding Series 2020A, 5.625%, 10/01/40
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue	11/26 at 100.00	N/R	877,010
	Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A
250	South Carolina Jobs-Economic Development Authority, Retirement Community Revenue Notes,	5/22 at 100.00	N/R	247,790
	Kiawah Life Plan Village, Inc. Project, Series 2021A, 8.750%, 7/01/25
1,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Improvement	12/31 at 100.00	N/R	973,280
	Series 2021B, 4.000%, 12/01/47
7,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding	6/32 at 100.00	N/R	6,771,520
	Series 2022A, 4.000%, 12/01/52
10,250	Total South Carolina			9,786,400
	South Dakota – 0.5% (0.3% of Total Investments)
2,145	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument	9/30 at 100.00	AA–	1,709,308
	Health, Inc, Series 2020A, 3.000%, 9/01/45 (UB) (4)
1,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument	9/30 at 100.00	AA–	1,747,638
	Health, Inc., Series 2020A, 4.000%, 9/01/50 (UB) (4)
3,945	Total South Dakota			3,456,946
	Tennessee – 0.4% (0.3% of Total Investments)
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local
	Government Public Improvement Bonds, Capital Appreciation Series 2021:
1,250	0.000%, 4/01/32	4/31 at 98.30	AA	872,400
1,250	0.000%, 4/01/35	4/31 at 92.42	AA	763,500
1,250	0.000%, 4/01/36	4/31 at 90.26	AA	729,312
1,250	0.000%, 4/01/38	4/31 at 85.68	AA	664,013
5,000	Total Tennessee			3,029,225

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas – 6.5% (4.3% of Total Investments)
$ 500	Abilene Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds,	10/31 at 100.00	N/R	$ 456,515
	Second-Lien Series 2021B, 5.000%, 10/01/50, 144A
	Austin, Texas, Rental Car Special Facility Revenue Bonds, Taxable Refunding Series 2021:
500	1.027%, 11/15/26 – AGM Insured	No Opt. Call	AA	447,875
625	1.325%, 11/15/27 – AGM Insured	No Opt. Call	AA	552,787
500	1.710%, 11/15/29 – AGM Insured	No Opt. Call	AA	430,740
755	Bexar County, Texas, Venue Project Revenue Bonds, Taxable Refunding Combined Venue Tax	8/31 at 100.00	AA	603,555
	Series 2021, 3.031%, 8/15/41 – AGM Insured
115	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General	2/30 at 100.00	AAA	105,440
	Obligation Bonds, School Building Series 2021, 3.000%, 2/15/40
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series	7/31 at 100.00	N/R	992,360
	2021D, 4.000%, 1/01/44
460	Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue Certificates of	3/31 at 100.00	AA	486,795
	Obligation, Series 2021, 4.000%, 3/01/38 – AGM Insured
1,000	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement	9/31 at 100.00	N/R	843,080
	District 1, Refunding Series 2021, 3.500%, 9/01/36, 144A
1,200	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement	9/30 at 100.00	N/R	1,012,656
	District Neighbor Improvement Areas 1-2 Project, Series 2020, 4.000%, 9/15/50, 144A
	Houston Community College System, Texas, General Obligation Bonds, Taxable Refunding
	Limited Tax Series 2021B:
750	2.209%, 2/15/38	2/31 at 100.00	Aaa	596,782
750	2.259%, 2/15/39	2/31 at 100.00	Aaa	591,345
1,000	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District	9/30 at 100.00	N/R	861,770
	Improvement Area 2 Project, Series 2020, 4.000%, 9/01/46, 144A
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds,
	Refunding Series 2021:
1,000	4.000%, 11/01/39 – AGM Insured (AMT)	11/31 at 100.00	AA	982,670
5,260	4.000%, 11/01/40 – AGM Insured (AMT)	11/31 at 100.00	N/R	5,163,374
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA
	Transmission Services Corporation Project, Refunding Series 2021:
1,665	5.000%, 5/15/39	5/30 at 100.00	A+	1,839,758
2,625	5.000%, 5/15/40	5/30 at 100.00	A+	2,896,084
375	5.000%, 5/15/41	5/30 at 100.00	A+	413,152
500	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Thunder Rock	9/31 at 100.00	N/R	433,550
	Public Improvement District Improvement Area 1 Project, Series 2021, 4.125%, 9/01/41, 144A
625	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement	9/31 at 100.00	N/R	495,975
	District Improvement Area 3 Project, Series 2021, 3.625%, 9/15/41, 144A
4,175	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue	8/25 at 103.00	BB+	4,230,820
	Bonds, Southwest Preparatory School, Series 2020A, 5.000%, 8/15/50, 144A
	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue
	Bonds, Sanctuary LTC LLC Project, Series 2021A-1:
6,795	5.250%, 1/01/42	1/28 at 103.00	N/R	6,329,271
6,465	5.500%, 1/01/57	1/28 at 103.00	N/R	5,968,617
3,500	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility	7/23 at 103.00	N/R	2,412,550
	Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 3.000%, 1/01/50 (AMT), 144A
	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, First Lien
	Series 2021:
1,660	4.000%, 10/01/46	4/32 at 100.00	N/R	1,654,472
4,500	5.000%, 10/01/51	4/32 at 100.00	N/R	5,008,050
2,035	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major	9/30 at 100.00	N/R	1,900,853
	Improvement Area Project, Series 2020, 5.375%, 9/15/40, 144A
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital
	Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
450	3.292%, 9/01/40 – AGM Insured	9/30 at 100.00	AA	387,306
350	3.422%, 9/01/50 – AGM Insured	9/30 at 100.00	AA	279,500
51,135	Total Texas			48,377,702

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah – 0.4% (0.3% of Total Investments)
$ 500	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds,	2/26 at 103.00	N/R	$ 414,320
	Series 2021A, 4.125%, 2/01/41, 144A
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	1/25 at 102.00	N/R	837,500
	School Project, Series 2020A, 5.125%, 7/15/51, 144A
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall	10/31 at 100.00	Aa2	1,022,690
	Projects, Refunding Series 2021A, 4.000%, 10/15/51
	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021:
375	4.000%, 10/15/41	4/31 at 100.00	BBB–	322,234
500	3.000%, 10/15/45	4/31 at 100.00	BBB–	342,860
	Vineyard Redevelopment Agency, Utah, Tax Increment Revenue Bonds, Refunding Series 2021:
60	4.000%, 5/01/36 – AGM Insured	5/31 at 100.00	AA	62,806
95	4.000%, 5/01/38 – AGM Insured	5/31 at 100.00	AA	99,493
3,530	Total Utah			3,101,903
	Virgin Islands – 0.3% (0.2% of Total Investments)
2,365	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds,	No Opt. Call	N/R	2,472,347
	Series 2022A, 5.000%, 10/01/32
	Virginia – 3.9% (2.6% of Total Investments)
5,000	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton	7/30 at 100.00	AA	5,556,200
	Roads Transportation Fund, Senior Lien Series 2020A, 5.250%, 7/01/60
2,970	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra	1/32 at 100.00	A–	2,177,871
	Health Obligated Group, Refunding Series 2021, 3.000%, 1/01/51
10,750	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion	7/30 at 100.00	AA–	10,544,460
	Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51 (UB) (4)
	Virginia Commonwealth Transportation Board, Interstate 81 Corridor Program Revenue
	Bonds, Senior Lien Series 2021:
600	4.000%, 5/15/36	5/31 at 100.00	Aa1	630,036
900	4.000%, 5/15/38	5/31 at 100.00	Aa1	938,439
2,030	4.000%, 5/15/39	5/31 at 100.00	Aa1	2,112,763
3,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform	6/27 at 100.00	BBB	3,095,610
	66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/49 (AMT) (4)
	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC
	Project, Refunding Senior Lien Series 2022:
790	4.000%, 1/01/48 (AMT)	1/32 at 100.00	N/R	739,598
2,000	5.000%, 12/31/57 (AMT)	12/32 at 100.00	N/R	2,122,100
1,000	Virginia Small Business Financing Authority, Tourism Development Financing Program	10/30 at 120.40	N/R	1,076,780
	Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%,
	10/01/43, 144A
29,040	Total Virginia			28,993,857
	Washington – 0.7% (0.5% of Total Investments)
1,230	King and Pierce Counties School District 408 Auburn, Washington, General Obligation	12/30 at 100.00	Aaa	1,118,992
	Bonds, Refunding Series 2020, 3.000%, 12/01/38
5,000	King County Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding	11/29 at 100.00	AAA	4,456,600
	Series 2019, 3.000%, 11/01/39
6,230	Total Washington			5,575,592
	West Virginia – 0.6% (0.4% of Total Investments)
4,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds,	12/27 at 103.00	N/R	3,449,840
	Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue	1/25 at 100.00	B	1,005,340
	Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (AMT) (Mandatory Put 7/01/25)
5,000	Total West Virginia			4,455,180

NDMO	Nuveen Dynamic Municipal Opportunities Fund
Portfolio of Investments (continued)
April 30, 2022 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin – 4.2% (2.7% of Total Investments)
$ 3,000	Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI RNG Hub North LLC Renewable	12/26 at 100.00	N/R	$ 2,590,620
	Natural Gas Production Plant Project, Series 2021A, 5.500%, 12/01/32 (AMT), 144A
6,350	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical	1/28 at 100.00	N/R	5,874,258
	Academy Inc., Series 2020A, 5.000%, 1/01/56, 144A
1,000	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore	6/28 at 100.00	N/R	855,510
	Academy, Series 2021A, 5.000%, 6/01/56, 144A
1,000	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy	8/28 at 100.00	N/R	882,790
	Project, Series 2021, 5.000%, 8/01/51, 144A
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian
	Regional Healthcare System Obligated Group, Series 2021A:
300	5.000%, 7/01/35	1/31 at 100.00	BBB	324,519
190	5.000%, 7/01/38	1/31 at 100.00	BBB	203,845
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical
	Center Project, Refunding Series 2020A:
2,035	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	1,617,052
5,415	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	AA	4,535,063
2,000	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio	2/32 at 100.00	N/R	2,013,620
	Hotel Acquisition Project, Senior Lien Series 2022A, 5.000%, 2/01/62
	Public Finance Authority of Wisconsin, Hotel Revenue Bonds, Grand Hyatt San Antonio
	Hotel Acquisition Project, Subordinate Lien Series 2022B:
1,670	5.625%, 2/01/46, 144A	2/32 at 100.00	N/R	1,560,832
2,000	6.000%, 2/01/62, 144A	2/32 at 100.00	N/R	1,895,920
5,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American	12/27 at 100.00	N/R	4,780,250
	Dream @ Meadowlands Project, Series 2017, 7.000%, 12/01/50, 144A
2,170	Public Finance Authority of Wisconsin, Revenue Bonds, Bayhealth Medical Center Project,	1/32 at 100.00	N/R	1,701,475
	Series 2021A, 3.000%, 7/01/50
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group	7/31 at 100.00	N/R	1,729,780
	Aviation Facilities Project, Series 2021, 4.000%, 7/01/41 (AMT)
200	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter	1/31 at 100.00	N/R	184,730
	School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A
205	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds,	10/31 at 100.00	AA–	182,671
	Gundersen Health System, Refunding Series 2021A, 3.000%, 10/15/37
34,535	Total Wisconsin			30,932,935
$ 1,334,535	Total Municipal Bonds (cost $1,280,434,290)			1,129,128,247

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.2% (0.1% of Total Investments)
	Real Estate – 0.1% (0.1% of Total Investments)
$ 1,000	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	$ 1,002,445
	Utilities – 0.1% (0.0% of Total Investments)
1,500	Talen Energy Supply LLC	6.000%	12/15/36	CCC	508,073
$ 2,500	Total Corporate Bonds (cost $1,773,981)				1,510,518
	Total Long-Term Investments (cost $1,282,208,271)				1,130,638,765
	Borrowings – (25.8)% (8), (9)				(191,900,000)
	Floating Rate Obligations – (27.5)%				(204,590,000)
	Reverse Repurchase Agreements, including accrued interest – (6.0)% (10)				(44,857,692)
	Other Assets Less Liabilities – 7.3% (11)				54,671,988
	Net Assets Applicable to Common Shares – 100%				$ 743,963,061

Investments in Derivatives
Futures Contracts – Short
						Variation
					Unrealized	Margin
	Number of	Expiration	Notional		Appreciation	Receivable/
Description	Contracts	Date	Amount	Value	(Depreciation)	(Payable)
U.S. Treasury 5-Year Note	(2,842)	6/22	$(330,301,230)	$(320,213,469)	$10,087,761	$ 488,469
U.S. Treasury 10-Year Note	(813)	6/22	(102,952,206)	(96,874,031)	6,078,175	165,141
U.S. Treasury Ultra Bond	(315)	6/22	(58,233,386)	(50,537,813)	7,695,573	255,937
U.S. Treasury Long Bond	(186)	6/22	(28,825,269)	(26,167,875)	2,657,394	98,812
Total			$(520,312,091)	$(493,793,188)	$26,518,903	$ 1,008,359
Total payable for variation margin on futures contracts						$1,008,359

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $50,110,695 have been pledged as collateral for reverse repurchase agreements.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Borrowings as a percentage of Total Investments is 17.0%.
(9)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(10)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 4.0%.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

April 30, 2022 (Unaudited)

	NVG	NZF	NMZ	NMCO	NDMO
Assets
Long-term investments, at value (cost $5,225,062,443
$3,289,431,625, $2,130,773,422, $1,203,475,355
and $1,282,208,271, respectively)	$5,222,012,624	$3,385,381,273	$2,030,705,213	$1,169,020,570	$1,130,638,765
Cash	15,699,496	6,148,175	992,528	4,774,280	30,259,504
Cash collateral at brokers for investments in futures contracts[1]	—	—	—	—	13,796,993
Receivable for:
Dividends	—	2,941	—	—	—
Interest	72,040,098	44,523,077	38,737,242	22,183,714	19,380,080
Investments sold	15,198,145	23,841,266	58,149,962	195,019	6,612,685
Shares sold	—	—	3,273,485	—	—
Variation margin on futures contracts	—	—	—	—	1,008,359
Deferred offering costs	79,798	—	280,419	219,918	282,340
Other assets	2,117,759	999,047	135,826	109,792	547,724
Total assets	5,327,147,920	3,460,895,779	2,132,274,675	1,196,503,293	1,202,526,450
Liabilities
Borrowings	—	—	10,200,000	—	191,900,000
Reverse repurchase agreements, including
accrued interest	—	—	74,401,198	—	44,857,692
Floating rate obligations	181,235,000	14,000,000	442,871,000	25,900,000	204,590,000
Unrealized depreciation on recourse trusts	—	—	603,645	—	486,582
Payable for:
Dividends	12,944,601	7,889,693	6,391,592	3,167,585	4,073,803
Interest[2]	967,102	89,456	2,483,899	172,503	1,109,718
Investments purchased – regular settlement	1,675,054	12,959,062	48,645,297	3,399,788	5,172,690
Investments purchased – when-issued/
delayed-delivery settlement	36,092,055	21,877,364	54,535,866	8,295,911	5,116,381
Offering costs	325,716	—	—	—	—
Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares,
net of deferred offering costs (liquidation preference
$112,000,000, $—, $257,000,000, $— and $—, respectively)	111,929,219	—	256,595,644	—	—
MuniFund Preferred (“MFP”) Shares, net of deferred
offering costs (liquidation preference $655,400,000,
$641,000,000, $—, $450,000,000 and $—, respectively)	653,043,913	640,064,926	—	448,962,814	—
Variable Rate Demand Preferred (“VRDP”) Shares, net of
deferred offering costs (liquidation preference $1,236,600,000,
$727,000,000, $—, $— and $—, respectively)	1,233,690,902	722,871,081	—	—	—
Accrued expenses:
Management fees	2,650,910	1,722,270	1,140,272	864,504	824,712
Trustees fees	1,313,646	862,215	147,063	25,125	20,303
Shelf offering costs	—	—	35,218	74,127	11,605
Other	6,766,449	878,193	37,910	181,043	399,903
Total liabilities	2,242,634,567	1,423,214,260	898,088,604	491,043,400	458,563,389
Commitments and contingencies (as disclosed in Note 8)
Net assets applicable to common shares	$3,084,513,353	$2,037,681,519	$1,234,186,071	$ 705,459,893	$ 743,963,061
Common shares outstanding	213,522,363	142,166,619	101,902,163	53,317,043	59,465,234
Net asset value (“NAV”) per common share outstanding	$ 14.45	$ 14.33	$ 12.11	$ 13.23	$ 12.51
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$ 2,135,224	$ 1,421,666	$ 1,019,022	$ 533,170	$ 594,652
Paid-in surplus	3,087,512,440	2,006,923,362	1,352,222,647	799,017,885	887,003,448
Total distributable earnings (loss)	(5,134,311)	29,336,491	(119,055,598)	(94,091,162)	(143,635,039)
Net assets applicable to common shares	$3,084,513,353	$2,037,681,519	$1,234,186,071	$ 705,459,893	$ 743,963,061
Authorized shares:
Common	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Preferred	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited

1 Cash pledged to collateralize the net payment obligations for investments in derivatives.

2 Excludes accrued interest on reverse repurchase agreements, which is recognized above.

See accompanying notes to financial statements.

Statement of Operations
Six Months Ended April 30, 2022 (Unaudited)

	NVG	NZF	NMZ	NMCO	NDMO
Investment Income	$ 113,914,818	$ 73,473,838	$ 47,048,760	$ 29,606,924	$ 22,368,685
Expenses
Management fees	16,901,521	10,995,214	7,221,901	5,512,370	5,373,459
Interest expense and amortization of offering costs	5,166,231	7,072,679	3,617,080	2,646,707	1,949,140
Liquidity fees	4,810,928	802,940	—	402,284	—
Remarketing fees	1,153,194	49,273	—	50,278	—
Custodian expenses, net	177,776	135,819	65,163	40,354	48,910
Trustees fees	72,406	47,984	23,781	16,487	16,001
Professional fees	118,804	114,837	107,589	92,281	67,057
Shareholder reporting expenses	114,485	73,620	47,809	24,059	22,449
Shareholder servicing agent fees	46,890	22,428	10,426	522	1,517
Stock exchange listing fees	31,346	20,878	30,878	7,899	38,694
Investor relations expenses	118,428	78,963	33,821	26,650	76,230
Reorganization expenses	—	492,000	—	—	—
Other	123,785	61,048	31,132	33,985	30,203
Total expenses	28,835,794	19,967,683	11,189,580	8,853,876	7,623,660
Net investment income (loss)	85,079,024	53,506,155	35,859,180	20,753,048	14,745,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(5,029,276)	(40,061,240)	(19,730,176)	6,368,869	(9,930,835)
Futures contracts	—	—	—	—	8,866,527
Change in net unrealized appreciation (depreciation) of:
Investments	(592,286,647)	(334,635,400)	(220,244,308)	(126,590,793)	(195,630,296)
Futures contracts	—	—	—	—	25,735,866
Net realized and unrealized gain (loss)	(597,315,923)	(374,696,640)	(239,974,484)	(120,221,924)	(170,958,738)
Net increase (decrease) in net assets applicable to
common shares from operations	$(512,236,899)	$(321,190,485)	$(204,115,304)	$ (99,468,876)	$(156,213,713)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	NVG		NZF
	Unaudited		Unaudited
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	4/30/22	10/31/21	4/30/22	10/31/21
Operations
Net investment income (loss)	$ 85,079,024	$ 175,139,255	$ 53,506,155	$ 111,163,601
Net realized gain (loss) from:
Investments	(5,029,276)	9,098,222	(40,061,240)	4,825,339
Futures contracts	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(592,286,647)	117,264,867	(334,635,400)	142,011,149
Futures contracts	—	—	—	—
Net increase (decrease) in net assets applicable to
common shares from operations	(512,236,899)	301,502,344	(321,190,485)	258,000,089
Distributions to Common Shareholders
Dividends	(92,275,730)	(191,489,814)	(55,231,731)	(112,570,414)
Return of capital	—	—	—	—
Decrease in net assets applicable to common shares from
distributions to common shareholders	(92,275,730)	(191,489,814)	(55,231,731)	(112,570,414)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	—	—	—	—
Net proceeds from shares issued to shareholders
due to reinvestment of distributions	1,689,861	968,023	—	708,579
Net increase (decrease) in net assets applicable to
common shares from capital share transactions	1,689,861	968,023	—	708,579
Net increase (decrease) in net assets applicable to
common shares	(602,822,768)	110,980,553	(376,422,216)	146,138,254
Net assets applicable to common shares at the
beginning of period	3,687,336,121	3,576,355,568	2,414,103,735	2,267,965,481
Net assets applicable to common shares at the end
of period	$3,084,513,353	$3,687,336,121	$2,037,681,519	$2,414,103,735

See accompanying notes to financial statements.

	NMZ		NMCO
	Unaudited		Unaudited
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	4/30/22	10/31/21	4/30/22	10/31/21
Operations
Net investment income (loss)	$ 35,859,180	$ 65,257,164	$ 20,753,048	$ 43,871,984
Net realized gain (loss) from:
Investments	(19,730,176)	(3,421,571)	6,368,869	3,406,526
Futures contracts	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(220,244,308)	110,094,377	(126,590,793)	133,963,060
Futures contracts	—	—	—	—
Net increase (decrease) in net assets applicable to
common shares from operations	(204,115,304)	171,929,970	(99,468,876)	181,241,570
Distributions to Common Shareholders
Dividends	(38,705,169)	(67,633,664)	(19,831,561)	(39,638,330)
Return of capital	—	—	—	—
Decrease in net assets applicable to common shares from
distributions to common shareholders	(38,705,169)	(67,633,664)	(19,831,561)	(39,638,330)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	71,548,433	201,974,141	372,380	157,761
Net proceeds from shares issued to shareholders
due to reinvestment of distributions	706,449	1,063,415	116,576	—
Net increase (decrease) in net assets applicable to
common shares from capital share transactions	72,254,882	203,037,556	488,956	157,761
Net increase (decrease) in net assets applicable to
common shares	(170,565,591)	307,333,862	(118,811,481)	141,761,001
Net assets applicable to common shares at the
beginning of period	1,404,751,662	1,097,417,800	824,271,374	682,510,373
Net assets applicable to common shares at the end
of period	$1,234,186,071	$1,404,751,662	$ 705,459,893	$824,271,374

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)

	NDMO
	Unaudited
	Six Months
	Ended	Year Ended
	4/30/22	10/31/21
Operations
Net investment income (loss)	$ 14,745,025	$ 27,319,402
Net realized gain (loss) from:
Investments	(9,930,835)	21,029,408
Futures contracts	8,866,527	(4,150,212)
Change in net unrealized appreciation (depreciation) of:
Investments	(195,630,296)	45,354,449
Futures contracts	25,735,866	783,037
Net increase (decrease) in net assets applicable to
common shares from operations	(156,213,713)	90,336,084
Distributions to Common Shareholders
Dividends	(27,140,114)	(46,057,401)
Return of capital	—	(6,322,022)
Decrease in net assets applicable to common shares from
distributions to common shareholders	(27,140,114)	(52,379,423)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	12,647,921	23,101,155
Net proceeds from shares issued to shareholders
due to reinvestment of distributions	1,121,470	5,699,569
Net increase (decrease) in net assets applicable to
common shares from capital share transactions	13,769,391	28,800,724
Net increase (decrease) in net assets applicable to
common shares	(169,584,436)	66,757,385
Net assets applicable to common shares at the
beginning of period	913,547,497	846,790,112
Net assets applicable to common shares at the end
of period	$ 743,963,061	$913,547,497

See accompanying notes to financial statements.

Statement of Cash Flows
Six Months Ended April 30, 2022 (Unaudited)

	NVG	NZF	NMZ	NMCO	NDMO
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to
Common Shares from Operations	$(512,236,899)	$(321,190,485)	$(204,115,304)	$ (99,468,876)	$(156,213,713)
Adjustments to reconcile the net increase (decrease) in
net assets applicable to common shares from operations
to net cash provided by (used in) operating activities:
Purchases of investments	(417,416,520)	(853,742,535)	(401,412,901)	(166,684,538)	(350,368,002)
Proceeds from sales and maturities of investments	346,785,048	810,163,919	245,640,523	156,623,532	370,864,037
Proceeds from (Purchases of) short-term investments, net	—	—	—	798,107	—
Payment-in-kind distributions	—	(12,817)	(2,023)	—	—
Taxes paid	(40,132)	—	(9,682)	(56,271)	—
Amortization (Accretion) of premiums and discounts, net	(3,404,547)	(3,620,941)	132,395	(2,023,451)	2,757,584
Amortization of deferred offering costs	363,401	132,214	25,373	54,574	—
(Increase) Decrease in:
Unrealized depreciation on recourse trusts	—	—	603,645	—	486,582
Receivable for dividends and interest	(184,536)	1,327,159	(3,047,015)	(407,576)	(1,436,776)
Receivable for investments sold	15,749,417	29,122,655	(56,341,621)	234,981	169,026
Receivable for variation margin on futures contracts	—	—	—	—	(986,234)
Other assets	113,758	22,243	4,604	(18,719)	(530,792)
Increase (Decrease) in:
Payable for interest	587,821	52,970	1,545,399	104,671	693,637
Payable for investments purchased – regular settlement	1,638,124	12,959,062	42,752,997	3,399,788	(1,730,865)
Payable for investments purchased – when issued/
delayed-delivery settlement	12,163,015	17,717,235	39,591,446	8,295,911	(19,560,824)
Payable for offering costs	325,716	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	(315,438)
Accrued management fees	(289,569)	(208,038)	(65,947)	(96,225)	(119,590)
Accrued interest	—	—	91,198	—	48,135
Accrued Trustees fees	(31,697)	(22,803)	(2,289)	1,232	(17,176)
Accrued other expenses	5,915,602	246,696	(265,382)	(63,014)	61,339
Net realized (gain) loss from:
Investments	5,029,276	40,061,240	19,730,176	(6,368,869)	9,930,835
Paydowns	(4,324)	(47,555)	(3,271)	(195,593)	(1,186)
Change in net unrealized (appreciation) depreciation
of investments	592,286,647	334,635,400	220,244,308	126,590,793	195,630,296
Net cash provided by (used in) operating activities	47,349,601	67,595,619	(94,903,371)	20,720,457	49,360,689

See accompanying notes to financial statements.

Statement of Cash Flows (continued)

	NVG	NZF	NMZ	NMCO	NDMO
Cash Flows from Financing Activities:
Proceeds from borrowings	$ —	$ 137,609,047	$ 11,794,238	$ 22,342,546	$ —
(Repayments of) borrowings	—	(137,609,047)	(1,594,238)	(22,342,546)	—
Proceeds from reverse repurchase agreements	—	—	74,310,000	—	—
Proceeds from MFP Shares issued, at liquidation preference	250,000,000	—	—	—	—
Proceeds from VRDP Shares issued, at liquidation preference	(175,000,000)	—	—	—	—
(Payments for) deferred offering costs	(880,000)	—	—	—	—
Proceeds from shelf offering, net of offering costs	(79,798)	—	68,198,516	372,458	12,605,581
Increase (Decrease) in:
Cash overdraft	(8,233,336)	(4,798,386)	(4,909,984)	—	—
Accrued shelf offering costs	—	—	13,465	(54,197)	(129,157)
Proceeds from floating rate obligations	(6,165,000)	(400,000)	(14,172,000)	78,000	—
Cash distribution paid to common shareholders	(91,291,971)	(56,249,058)	(37,744,098)	(19,729,986)	(25,901,092)
Net cash provided by (used in) financing activities	(31,650,105)	(61,447,444)	95,895,899	(19,333,725)	(13,424,668)
Net Increase (Decrease) in Cash and Cash
Collateral at Brokers	15,699,496	6,148,175	992,528	1,386,732	35,936,021
Cash and cash collateral at brokers at the beginning
of period	—	—	—	3,387,548	8,120,476
Cash and cash collateral at brokers at the end of period	$ 15,699,496	$ 6,148,175	$ 992,528	$ 4,774,280	$ 44,056,497

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:

	NVG	NZF	NMZ	NMCO	NDMO
Cash	$ 15,699,496	$ 6,148,175	$ 992,528	$ 4,774,280	$ 30,259,504
Cash collateral at brokers for investments in futures contracts	—	—	—	—	13,796,993
Total cash and cash collateral at brokers	$ 15,699,496	$ 6,148,175	$ 992,528	$ 4,774,280	$ 44,056,497

Supplemental Disclosure of Cash Flow Information
Cash paid for interest on borrowings (excluding borrowing
and amortization of offering costs)	$ 3,957,085	$ 6,851,059	$ 1,724,614	$ 2,464,439	$ 115,097
Non-cash financing activities not included herein consists
of reinvestments of common share distributions	1,689,861	—	706,449	116,576	1,121,470

THIS PAGE INTENTIONALLY LEFT BLANK

Financial Highlights

Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders			Common Share
						From
	Beginning	Net	Net		From	Accumulated
	Common	Investment	Realized/		Net	Net			Ending
	Share	Income	Unrealized		Investment	Realized		Ending	Share
	NAV	(Loss)	Gain (Loss)	Total	Income	Gains	Total	NAV	Price
NVG
Year Ended 10/31:
2022(e)	$17.28	$0.40	$(2.80)	$(2.40)	$(0.40)	$(0.03)	$(0.43)	$14.45	$13.78
2021	16.76	0.82	0.60	1.42	(0.81)	(0.09)	(0.90)	17.28	17.29
2020	17.17	0.82	(0.41)	0.41	(0.79)	(0.03)	(0.82)	16.76	15.62
2019	15.48	0.79	1.72	2.51	(0.79)	(0.03)	(0.82)	17.17	16.45
2018	16.39	0.81	(0.88)	(0.07)	(0.84)	—	(0.84)	15.48	13.40
2017	16.64	0.84	(0.19)	0.65	(0.87)	(0.03)	(0.90)	16.39	15.17
NZF
Year Ended 10/31:
2022(e)	16.98	0.38	(2.64)	(2.26)	(0.39)	—	(0.39)	14.33	13.20
2021	15.96	0.78	1.03	1.81	(0.79)	—	(0.79)	16.98	16.73
2020	16.63	0.80	(0.71)	0.09	(0.76)	—	(0.76)	15.96	14.74
2019	15.07	0.75	1.60	2.35	(0.79)	—	(0.79)	16.63	16.03
2018	16.03	0.81	(0.94)	(0.13)	(0.83)	—	(0.83)	15.07	13.29
2017	16.34	0.87	(0.29)	0.58	(0.89)	—*	(0.89)	16.03	15.01

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share			Ratios to Average Net Assets		Ratio to Average Net Assets
Total Returns			Before Reimbursement(b)		After Reimbursement(b)

	Based	Ending
Based	on	Net		Net		Net	Portfolio
on	Share	Assets		Investment		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses	Income (Loss)	Expenses	Income (Loss)	Rate(c)

(14.14)%	(18.12)%	$3,084,513	1.65%**	4.86%**	N/A	N/A	6%
8.54	16.65	3,687,336	1.52	4.70	N/A	N/A	12
2.53	0.06	3,576,356	1.98	4.89	N/A	N/A	15
16.52	29.47	3,476,962	2.49	4.82	N/A	N/A	6
(0.50)	(6.49)	3,134,970	2.40	5.02	N/A	N/A	15
4.25	7.10	3,319,775	2.05	5.26	2.04%(d)	5.27%(d)	18
(13.54)	(19.10)	2,037,682	1.74**	4.66**	N/A	N/A	22
11.45	19.05	2,414,104	1.61	4.60	N/A	N/A	15
0.58	(3.34)	2,267,965	2.04	4.95	N/A	N/A	21
15.90	27.08	2,364,022	2.60	4.68	N/A	N/A	12
(0.85)	(6.21)	2,141,680	2.43	5.17	N/A	N/A	25
3.88	7.61	2,278,904	2.12	5.58	2.11(d)	5.59(d)	21

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares), and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

	Ratios of Interest Expense to		Ratios of Interest Expense to
	Average Net Assets Applicable		Average Net Assets Applicable
NVG	to Common Shares	NZF	to Common Shares
Year Ended 10/31:		Year Ended 10/31:
2022(e)	0.64%**	2022(e)	0.69%**
2021	0.52	2021	0.62
2020	0.97	2020	1.01
2019	1.47	2019	1.55
2018	1.37	2018	1.38
2017	1.02	2017	1.09

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	During the fiscal year ended October 31, 2017 the Adviser voluntarily reimbursed the Fund for certain expenses incurred in connection with its reorganization. (e) Unaudited. For the six months ended April 30, 2022.
N/A	Fund does not have or no longer has a contractual reimbursement with the Adviser.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)
Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders				Common Share
								Premium
								Per
						From		Share
	Beginning	Net	Net		From Accumulated			Sold
	Common	Investment	Realized/		Net	Net		through	Shelf		Ending
	Share	Income	Unrealized		Investment	Realized		Shelf	Offering	Ending	Share
	NAV	(Loss) Gain (Loss)		Total	Income	Gains	Total	Offering	Costs	NAV	Price
NMZ
Year Ended 10/31:
2022(e)	$14.53	$0.36	$(2.40)	$(2.04)	$(0.39)	$ —	$(0.39)	$0.01	$ —*	$12.11	$12.22
2021	13.22	0.72	1.30	2.02	(0.77)	—	(0.77)	0.06	—*	14.53	14.71
2020	14.04	0.70	(0.82)	(0.12)	(0.73)	—	(0.73)	0.03	—*	13.22	13.22
2019	12.77	0.76	1.20	1.96	(0.70)	—	(0.70)	0.01	—	14.04	14.22
2018	13.47	0.82	(0.78)	0.04	(0.74)	—	(0.74)	—*	—	12.77	11.76
2017	13.68	0.80	(0.22)	0.58	(0.81)	—	(0.81)	0.02	—	13.47	13.53
NMCO
Year Ended 10/31:
2022(e)	15.47	0.39	(2.26)	(1.87)	(0.37)	—	(0.37)	—*	—*	13.23	12.70
2021	12.81	0.82	2.58	3.40	(0.74)	—	(0.74)	—*	—	15.47	15.04
2020	15.08	0.71	(2.25)	(1.54)	(0.73)	—	(0.73)	—	—	12.81	11.68
2019(d)	15.00	0.04	0.04	0.08	—	—	—	—	—	15.08	15.39

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares
Common Share
Total Returns			Ratios to Average Net Assets(b)

	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses	Income (Loss)	Rate(c)

(14.25)%	(14.54)%	$1,234,186	1.63%**	5.22%**	11%
15.80	17.32	1,404,752	1.43	5.13	6
(0.49)	(1.84)	1,097,418	1.68	5.19	10
15.75	27.45	969,068	2.20	5.67	15
0.25	(7.93)	818,439	1.95	6.17	11
4.73	8.04	853,745	1.54	6.14	10
(12.30)	(13.34)	705,460	2.24**	5.24**	13
26.91	35.55	824,271	2.18	5.52	12
(10.33)	(19.78)	682,510	2.41	5.24	70
0.53	2.60	803,046	1.01**	2.58**	8

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 5 – Fund Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

	Ratios of Interest Expense to		Ratios of Interest Expense to
	Average Net Assets Applicable		Average Net Assets Applicable
NMZ	to Common Shares	NMCO	to Common Shares
Year Ended 10/31:		Year Ended 10/31:
2022(e)	0.53%**	2022(e)	0.78%**
2021	0.36	2021	0.72
2020	0.66	2020	1.00
2019	1.16	2019(d)	0.05**
2018	0.91
2017	0.49

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the period September 16, 2019 (commencement of operations) through October 31, 2019. (e) Unaudited. For the six months ended April 30, 2022.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

Selected data for a common share outstanding throughout each period:

					Less Distributions to
		Investment Operations			Common Shareholders				Common Share
						From			Premium
	Beginning	Net	Net		From	Accumulated			Per Share
	Common	Investment	Realized/		Net	Net	Return		Sold through	Shelf		Ending
	Share	Income	Unrealized		Investment	Realized	of		Shelf	Offering	Ending	Share
	NAV	(Loss) Gain (Loss)		Total	Income	Gains	Capital	Total	Offering	Costs	NAV	Price
NDMO
Year Ended 10/31:
2022(e)	$15.60	$0.26	$(2.89)	$(2.63)	$(0.46)	$ —	$ —	$(0.46)	$ —*	$ —*	$12.51	$11.47
2021	14.92	0.49	1.10	1.59	(0.50)	(0.31)	(0.11)	(0.92)	0.01	—	15.60	15.64
2020(d)	15.00	0.03	(0.03)	—	(0.08)	—	—	(0.08)	—	—	14.92	15.00

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

			Common Share Supplemental Data/
			Ratios Applicable to Common Shares

Common Share
Total Returns			Ratios to Average Net Assets(b)

	Based	Ending
Based	on	Net		Net	Portfolio
on	Share	Assets		Investment	Turnover
NAV(a)	Price(a)	(000)	Expenses	Income (Loss)	Rate(c)

(17.23)%	(24.23)%	$743,963	1.75%**	3.39%**	27%
10.77	10.47	913,547	1.55	3.02	63
(0.02)	0.51	846,790	0.89**	1.06**	4

(b)	• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings and/or reverse repurchase agreements, where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to borrowings and/or reverse repurchase agreements (as described in Note 9 –Borrowing Arrangements) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 4 – Portfolio Securities and Investments in Derivatives), where applicable, as follows:

Ratios of Interest Expense to
Average Net Assets Applicable
NDMO	to Common Shares
Year Ended 10/31:
2022(e)	0.45%**
2021	0.33
2020(d)	0.03**

(c)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(d)	For the period August 26, 2020 (commencement of operations) through October 31, 2020. (e) Unaudited. For the six months ended April 30, 2022.
*	Value rounded to zero.
**	Annualized.

See accompanying notes to financial statements.

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

									AMTP,
									MFP, VMTP
									and /or
	AMTP Shares		MFP Shares		VMTP Shares		VRDP Shares		VRDP Shares
									Asset
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Coverage
	Amount	Coverage	Amount	Coverage	Amount	Coverage	Amount	Coverage	Per $1
	Outstanding	Per $100,000	Outstanding	Per $100,000	Outstanding	Per $100,000	Outstanding	Per $100,000	Liquidation
	(000)(a)	Share(b)	(000)(a)	Share(b)(d)	(000)(a)	Share(b)	(000)(a)	Share(b)	Preference
NVG
Year Ended 10/31:
2022(f)	$112,000	$253,918	$655,400	$253,918	$ —	$ —	$1,236,600	$253,918	$2.54
2021	112,000	291,153	405,400	291,153	—	—	1,411,600	291,153	2.91
2020	112,000	285,399	405,400	285,399	—	—	1,411,600	285,399	2.85
2019	—	—	405,400	291,357	—	—	1,411,600	291,357	2.91
2018	—	—	405,400	272,535	—	—	1,411,600	272,535	2.73
2017	—	—	—	—	240,400	300,955	1,411,600	300,955	3.01
NZF
Year Ended 10/31:
2022(f)	—	—	641,000	248,953	—	—	727,000	248,953	2.49
2021	—	—	641,000	276,470	—	—	727,000	276,470	2.76
2020	—	—	641,000	265,787	—	—	727,000	265,787	2.66
2019	—	—	641,000	272,809	—	—	727,000	272,809	2.73
2018	—	—	641,000	256,556	—	—	727,000	256,556	2.57
2017	—	—	150,000	287,873	336,000	287,873	727,000	287,873	2.88

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b)	Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c)	Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.
(d)	NVG’s Series B and Series C MFP Shares have a $1,000 liquidation preference per share, while all other MFP Shares have a $100,000 liquidation preference per share. The asset coverage per $1,000 share for NVG’s Series B and Series C MFP Shares were as follows:

Asset
Coverage
Per $1,000
NVG	Share(c)
Series B
Year Ended 10/31:
2022(f)	$2,539
2021	2,912
2020	2,854
2019	2,914
2018	—
2017	—

Series C
Year Ended 10/31:
2022(f)	$2,539
2021	—
2020	—
2019	—
2018	—
2017	—

See accompanying notes to financial statements.

	Borrowings		AMTP Shares		MFP Shares		VMTP Shares
	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage	Amount	Coverage	Amount	Coverage
	Outstanding	Per $1,000	Outstanding	Per $100,000	Outstanding	Per $100,000	Outstanding	Per $100,000
	(000)(a)	Share(c)	(000)(a)	Share(b)	(000)(a)	Share(b)	(000)(a)	Share(b)
NMZ
Year Ended 10/31:
2022(f)	$ 10,200	$147,195	$257,000	$ 584,197	$ —	$ —	$ —	$ —
2021	—	—	257,000	646,596	—	—	—	—
2020	—	—	87,000	1,361,400	—	—	—	—
2019	—	—	87,000	1,213,872	—	—	—	—
2018	—	—	87,000	1,040,734	—	—	—	—
2017	—	—	—	—	—	—	87,000	1,081,317
NMCO
Year Ended 10/31:
2022(f)	—	—	—	—	450,000	256,769	—	—
2021	—	—	—	—	450,000	283,171	—	—
2020	—	—	—	—	450,000	251,669	—	—
2019(e)	—	—	—	—	—	—	—	—
NDMO
Year Ended 10/31:
2022(f)	191,900	4,877	—	—	—	—	—	—
2021	191,900	5,761	—	—	—	—	—	—
2020(g)	—	—	—	—	—	—	—	—

(e)	For the period September 16, 2019 (commencement of operations) through October 31, 2019.
(f)	Unaudited. For the six months ended April 30, 2022.
(g)	For the period August 26, 2020 (commencement of operations) through October 31, 2020.

See accompanying notes to financial statements.

Notes to

Financial Statements (Unaudited)

1. General Information

Fund Information

The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

• Nuveen AMT-Free Municipal Credit Income Fund (NVG)

• Nuveen Municipal Credit Income Fund (NZF)

• Nuveen Municipal High Income Opportunity Fund (NMZ)

• Nuveen Municipal Credit Opportunities Fund (NMCO)

• Nuveen Dynamic Municipal Opportunities Fund (NDMO)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NVG, NZF, NMZ, NMCO and NDMO were organized as Massachusetts business trusts on July 12, 1999, March 21, 2001, October 8, 2003 and April 18, 2019 and November 4, 2019, respectively.

Current Fiscal Period

The end of the reporting period for the Funds is April 30, 2022, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Fund Reorganization

During December 2021, the Board of Trustees (the “Board”) of Nuveen Enhanced Municipal Value Fund (NEV) and NZF approved the merger of NEV (the “Target Fund”) into NZF (the “Acquiring Fund”) (the “Reorganization”). The Reorganization is intended to create one larger fund with lower operating expenses and increased trading volume on the exchange for common shares. The Reorganization was approved by shareholders of the Target Fund at a special meeting on April 29, 2022, and was completed before the opening of business on June 6, 2022 (subsequent to the close of this reporting period). See Note 11. Subsequent Events for further details.

Developments Regarding the Funds’ Control Share By-Law

On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board amended the Funds’ bylaws to provide that the Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Funds pay no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit

As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

	NVG	NZF	NMZ	NMCO	NDMO
Custodian Fee Credit	$3,662	$1,249	$1,490	$12,656	$8,487

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

NDMO makes monthly cash distributions to common shareholders of a stated dollar amount per share. Subject to approval and oversight by the Board, the Fund seeks to maintain a stable distribution level designed to deliver the long-term return potential of the Fund’s investment strategy through regular monthly distributions (a “Managed Distribution Program”). Total distributions during a calendar year generally will be made from the Fund’s net investment income, net realized capital gains and net unrealized capital gains in the Fund’s portfolio, if any. The portion of distributions paid attributed to net unrealized gains, if any, is distributed from the Fund’s assets and is treated by common shareholders as a nontaxable distribution (“return of capital”) for tax purposes. In the event that total distributions during a calendar year exceed the Fund’s total return on NAV, the difference will reduce NAV per share. If the Fund’s total return on NAV exceeds total distributions during a calendar year, the excess will be reflected as an increase in NAV per share. The final determination of the source and character of all distributions paid by the Fund during the fiscal year is made after the end of the fiscal year and is reflected in the financial statements contained in the annual report as of October 31 each year.

Indemnifications

Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest

Notes to Financial Statements (Unaudited) (continued)

and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Investment income also reflects dividend income, which is recorded on the ex-dividend date.

Netting Agreements

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Futures contracts are valued using closing settlement price or, in the absence of such a price, the last traded price and are generally classified as level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NVG	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds*	$—	$5,177,805,647	$457,965***	$5,178,263,612
Common Stocks**	—	43,749,012****	—	43,749,012
Total	$—	$5,221,554,659	$457,965	$5,222,012,624

NZF
Long-Term Investments:
Municipal Bonds*	$ —	$3,306,060,054	$ 522,044***	$3,306,582,098
Common Stocks**	—	76,927,940****	—	76,927,940
Investment Companies	1,518,874	—	—	1,518,874
Variable Rate Senior Loan Interests**	—	352,361	—	352,361
Total	$1,518,874	$3,383,340,355	$ 522,044	$3,385,381,273

NMZ
Long-Term Investments:
Municipal Bonds*	$ —	$1,971,103,615	$1,680,747***	$1,972,784,362
Common Stocks**	4,270,438	48,569,238****	—	52,839,676
Corporate Bonds**	—	4,897,450	128,102***	5,025,552
Variable Rate Senior Loan Interests**	—	55,623	—	55,623
Total	$ 4,270,438	$2,024,625,926	$1,808,849	$2,030,705,213

NMCO

Long-Term Investments:
Municipal Bonds*	$ —	$1,111,048,393	$ 639,155***	$1,111,687,548
Common Stocks**	—	55,574,302****	—	55,574,302
Exchange-Traded Funds	1,758,720	—	—	1,758,720
Total	$ 1,758,720	$1,166,622,695	$ 639,155	$1,169,020,570

Notes to Financial Statements (Unaudited) (continued)

NDMO	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds*	$ —	$1,129,128,247	$ —	$1,129,128,247
Corporate Bonds**	—	1,510,518	—	1,510,518
Investments in Derivatives:
Futures Contracts*****	26,518,903	—	—	26,518,903
Total	$26,518,903	$1,130,638,765	$ —	$1,157,157,668

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Refer to the Fund’s Portfolio of Investments for industry classifications.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3. **** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
*****	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in Note 5 – Fund Shares.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”) in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NVG	NZF	NMZ	NMCO	NDMO
Floating rate obligations: self-deposited Inverse Floaters	$181,235,000	$14,000,000	$442,871,000	$25,900,000	$204,590,000
Floating rate obligations: externally-deposited Inverse Floaters	74,675,000	5,095,000	30,360,000	—	—
Total	$255,910,000	$19,095,000	$473,231,000	$25,900,000	$204,590,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NVG	NZF	NMZ	NMCO	NDMO
Average floating rate obligations outstanding	$181,498,315	$14,401,096	$464,072,652	$25,851,277	$204,590,000
Average annual interest rate and fees	0.75%	0.83%	0.80%	0.83%	0.80%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, NDMO had outstanding borrowings under such liquidity facilities in the amount of $1,194,374, which are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities. There were no loans outstanding under such facilities for other Funds as of the end of the reporting period.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations – Recourse Trusts	NVG	NZF	NMZ	NMCO	NDMO
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$178,890,000	$ 6,900,000	$442,871,000	$25,900,000	$204,590,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	62,320,000	3,420,000	30,360,000	—	—
Total	$241,210,000	$10,320,000	$473,231,000	$25,900,000	$204,590,000

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:

	NVG	NZF	NMZ	NMCO	NDMO
Purchases	$417,416,520	$853,742,535	$401,412,901	$166,684,538	$350,368,002
Sales and maturities	346,785,048	810,163,919	245,640,523	156,623,532	370,864,037

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current reporting period, NDMO managed the duration of its portfolio by shorting interest rate futures contracts.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

NDMO
Average notional amount of futures contracts outstanding*	$325,377,628

*	The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		(Liability) Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
NDMO
Interest rate	Futures contracts	Receivable for variation margin on	$26,518,903	—	$ —
		futures contracts*

* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the daily asset and/or liability derivatives location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

			Net Realized	Changes in Net Unrealized
	Underlying Risk	Derivative	Gain (Loss) from	Appreciation (Depreciation) of
Fund	Exposure	Instrument	Futures Contracts	Futures Contracts
NDMO	Interest rate	Futures contracts	$8,866,527	$25,735,866

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Shares

Common Shares Equity Shelf Programs and Offering Costs

NVG, NMZ, NMCO and NDMO have filed a registration statement with the SEC authorizing each Fund to issue additional common shares through one or more equity shelf programs (“Shelf Offering”), which became effective with the SEC during a prior or current fiscal period.

Under these Shelf Offerings, the Funds, subject to market conditions, may raise additional equity capital by issuing additional common shares from time to time in varying amounts and by different offering methods at a net price at or above the Fund’s NAV per common share. In the event the Fund’s Shelf Offering registration statement is no longer current, the Fund may not issue additional common shares until a post-effective amendment to the registration statement has been filed with the SEC.

Notes to Financial Statements (Unaudited) (continued)

Additional authorized common shares, common shares sold and offering proceeds, net of offering costs under each Fund’s Shelf Offering during the Funds’ current and prior fiscal period were as follows:

	NVG		NMZ	NMCO		NDMO
	Six Months	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/22*	4/30/22	10/31/2021**	4/30/22	10/31/2021***	4/30/22	10/31/2021****
Maximum aggregate offering	Unlimited	Unlimited	Unlimited	90,000,000	90,000,000	250,000,000	250,000,000
Common shares sold	—	5,152,015	13,616,818	23,557	10,000	827,780	1,449,334
Offering proceeds, net of offering costs	$ —	$71,548,433	$201,974,141	$372,380	$157,761	$12,647,921	$23,101,155

*	For the period November 21, 2021 through April 30, 2022.
**	For the period March 8, 2021 through October 30, 2021. The Fund carried forward 13,340,607 common shares from the 19,500,000 additional previously authorized common shares.
***	For the period March 25, 2021 through October 31, 2021.
****	For the period August 26, 2021 through October 31, 2021.

Costs incurred by the Funds in connection with their initial shelf registrations are recorded as a prepaid expense and recognized as “Deferred offering costs” on the Statement of Assets and Liabilities. These costs are amortized pro rata as common shares are sold and are recognized as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets. Any deferred offering costs remaining after the effectiveness of the initial shelf registration will be expensed. Costs incurred by the Funds to keep the shelf registration current are expensed as incurred and recognized as a component of “Other expenses” on the Statement of Operations.

Common Share Transactions

Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:

	NVG		NZF		NMZ
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/22	10/31/21	4/30/22	10/31/21	4/30/22	10/31/21
Common shares:
Issued to shareholders due to reinvestment of distributions	97,083	54,736	—	40,713	50,010	73,944
Sold through shelf offering	—	—	—	—	5,152,015	13,616,818
Weighted average common share:
Premium to NAV per shelf offering share sold	—	—	—	—	1.47%	2.75%

	NMCO		NDMO
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	4/30/22	10/31/21	4/30/22	10/31/21
Common shares:
Issued to shareholders due to reinvestment of distributions	7,406	—	72,033	359,420
Sold through shelf offering	23,557	10,000	827,780	1,449,334
Weighted average common share:
Premium to NAV per shelf offering share sold	1.08%	1.09%	1.28%	1.58%

Preferred Shares

Adjustable Rate MuniFund Term Preferred Shares

NVG and NMZ have issued and have outstanding Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NVG and NMZ had $111,929,219 and $256,595,644 AMTP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
NVG	2028	1,120	$112,000,000
NMZ	2028	870	$87,000,000
	2031	1,700	$170,000,000

Each Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate. Should the majority owner and the Fund fail to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.

In addition, the Funds may be obligated to redeem a certain amount of the AMTP Shares if the Funds fail to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for each Fund’s AMTP Shares are as follows:

	Notice		Term	Premium
Fund	Period	Series	Redemption Date	Expiration Date
NVG	540-day	2028	December 1, 2028**	February 13, 2019
NMZ	360-day	2028	March 1, 2028**	August 31, 2018
	360-day	2031	April 1, 2031**	April 17, 2023

** Subject to early termination by either the Fund or the holder.

The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NVG	NMZ
Average liquidation preference of AMTP Shares outstanding	$112,000,000	$257,000,000
Annualized dividend rate	1.01%	1.12%

AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.

AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Costs incurred in connection with each Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares. These offerings are recognized as components of “Adjustable Rate MuniFund Term Preferred (“AMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

MuniFund Preferred Shares

NVG, NZF and NMCO have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 ($1,000 for NVG’s Series B and Series C) liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.

The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the MFP Share.

•	Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

Notes to Financial Statements (Unaudited) (continued)

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

•	Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

•	Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, Shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.

For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

NVG incurred offering costs of $880,000 in connection with its offering of Series C MFP Shares, which were recorded as deferred charges and are amortized over the life of the shares. These offering costs are recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, NVG, NZF and NMCO had $653,043,913, $640,064,926 and $448,962,814 of MFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:

						Mode
		Shares	Liquidation	Term		Termination
Fund	Series	Outstanding	Preference	Redemption Date	Mode	Date
NVG	A	2,054	$205,400,000	January 3, 2028	VRM	January 3, 2028*
	B	200,000	$200,000,000	March 1, 2029	VRRM	N/A
	C	250,000	$250,000,000	December 3, 2031	VRRM	December 3, 2031
NZF	A	1,500	$150,000,000	May 1, 2047	VRM	May 3, 2023
	B	1,550	$155,000,000	February 3, 2048	VRM	February 3, 2048*
	C	3,360	$336,000,000	June 1, 2048	VRM	September 1, 2023
NMCO	A	1,000	$100,000,000	October 1, 2031	VRDM	N/A
	B	2,250	$225,000,000	October 1, 2031	VRM	December 1, 2024
	C	1,250	$125,000,000	October 1, 2031	VRM	May 16, 2024

* Subject to earlier termination by either the Fund or the holder.

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NVG	NZF	NMCO
Average liquidation preference of MFP Shares outstanding	$611,201,105	$641,000,000	$450,000,000
Annualized dividend rate	0.59%	1.18%	1.10%

Variable Rate Demand Preferred Shares

The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NVG and NZF had $1,233,690,902 and $722,871,081 of VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Remarketing	Liquidation
Fund	Series	Outstanding	Fees*	Preference	Maturity
NVG	1	1,790	0.10%	$179,000,000	December 1, 2043
	2	2,954	0.10	$295,400,000	December 1, 2040
	4	1,800	0.10	$180,000,000	June 1, 2046
	5	2,955	0.10	$295,500,000	December 1, 2040
	6	2,867	0.10	$286,700,000	December 1, 2040

NZF	1	2,688	N/A	$268,800,000	March 1, 2040
	2	2,622	N/A	$262,200,000	March 1, 2040
	3	1,960	0.05	$196,000,000	June 1, 2040

* Remarketing fees as a percentage of aggregate principal amount of all VRDP Shares outstanding of each series.

N/A Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

NZF’s Series 1 and Series 2 VRDP Shares are considered to be Special Rate VRDP, which are sold to institutional investors. The special rate period will expire on March 1, 2040 for the Fund’s Series 1 and 2 VRDP Shares, but is subject to earlier termination by either the Fund or the holder. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarketing fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by designated liquidity provider, or the Board may approve a subsequent special rate period.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NVG	NZF
Average liquidation preference of VRDP Shares outstanding	$1,281,075,138	$727,000,000
Annualized dividend rate	0.24%	0.86%

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and

Notes to Financial Statements (Unaudited) (continued)

“Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Preferred Share Transactions

Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables.

Transactions in AMTP Shares for the Funds, where applicable, were as follows:

	Year Ended
	October 31, 2021
NMZ	Series	Shares	Amount
AMTP Shares issued	2031	1,700	$170,000,000

Transactions in MFP Shares for the Funds, where applicable, were as follows:

	Six Months Ended
	April 30, 2022
NVG	Series	Shares	Amount
MFP Shares issued	C	250,000	$250,000,000

Transactions in VRDP Shares for the Funds, where applicable, were as follows:

	Six Months Ended
	April 30, 2022
NVG	Series	Shares	Amount
VRDP Shares redeemed	2	900	$ 90,000,000
	5	450	45,000,000
	6	400	40,000,000
Total		1,750	$175,000,000

6. Income Tax Information

Each Fund is a separate taxpaper for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of NVG the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

As of the end of the reporting period, the aggregate cost and net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
NVG	$5,032,750,837	$239,371,936	$(237,320,456)	$ 2,051,480
NZF	3,270,899,189	192,854,060	(92,395,225)	100,458,835
NMZ	1,680,696,808	68,953,775	(162,190,638)	(93,236,863)
NMCO	1,157,598,270	59,912,626	(74,390,142)	(14,477,516)
NDMO	1,104,030,545	3,963,354	(155,425,173)	(151,461,819)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Unrealized		Late-Year	Other
	Tax-Exempt	Ordinary	Long-Term	Appreciation	Capital Loss	Loss	Book-to-Tax
Fund	Income[1]	Income	Capital Gains	(Depreciation)	Carryforwards	Deferrals	Differences	Total
NVG	$12,642,655	$ 544,227	$6,721,939	$594,206,340	$ (370,769)	$ —	$(14,406,206)	$599,338,186
NZF	5,459,984	—	—	434,796,211	(25,114,491)	—	(9,382,997)	405,758,707
NMZ	9,286,944	1,431,130	—	126,838,214	(7,533,581)	—	(6,267,514)	123,755,193
NMCO	5,639,831	821,611	—	86,016,000	(64,005,962)	—	(3,318,476)	25,153,004
NDMO	—	—	—	44,205,261	—	—	(4,486,473)	39,718,788

1 Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2021 and paid on November 1, 2021.

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
NVG	$ —	$ 370,769	$ 370,769
NZF	25,114,491	—	25,114,491
NMZ	1,698,402	5,835,179	7,533,581
NMCO	64,005,962	—	64,005,962
NDMO	—	—	—

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:

	NVG
	NZF	NMZ	NMCO	NDMO
Average Daily Managed Assets*	Fund-Level Fee Rate	Fund-Level Fee Rate	Fund-Level Fee Rate	Fund-Level Fee Rate
For the first $125 million	0.5000%	0.5500%	0.7500%	0.7000%
For the next $125 million	0.4875	0.5375	0.7375	0.6875
For the next $250 million	0.4750	0.5250	0.7250	0.6750
For the next $500 million	0.4625	0.5125	0.7125	0.6625
For the next $1 billion	0.4500	0.5000	0.7000	0.6500
For the next $3 billion	0.4250	0.4750	0.6750	0.6250
For managed assets over $5 billion	0.4125	0.4625	0.6625	0.6125

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Funds’ daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do not include certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of April 30, 2022, the complex-level fee for each Fund was 0.1557%.

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

During the current fiscal period, the following Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	NZF	NMZ
Purchases	$46,881,370	$24,662,800
Sales	41,059,600	—
Realized gain(loss)	(2,524,676)	—

8. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

9. Borrowing Arrangements

Committed Line of Credit

The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. Each Fund’s maximum outstanding balance during the utilization period was as follows:

	NZF	NMZ	NMCO
Maximum outstanding balance	$26,600,000	$10,200,000	$21,700,000

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

	NZF	NMZ	NMCO
Utilization period (days outstanding)	59	13	39
Average daily balance outstanding	$12,422,494	$8,214,055	$13,613,529
Average annual interest rate	1.32%	1.74%	1.31%

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Borrowing Information for NDMO

NDMO has entered into a $215 million committed line of credit (“Borrowings”) agreement with its custodian bank, as a means of leverage. The credit agreement expires on November 1, 2022 unless extended or renewed.

Interest is charged on the Borrowings drawn amount for a Base Rate Loan at a rate per annum equal to the higher of (a) one-month LIBOR plus 0.75% or (b) the Federal Funds Rate plus 0.85% or for a LIBOR Loan at a rate per annum equal to the LIBOR Offered Rate plus 0.75%. NDMO also accrues a 0.15% per annum commitment fee on the undrawn balance based on the maximum commitment amount of the Borrowings to the extent the unused portion of the Borrowings is less than 25% of the maximum commitment amount, otherwise the per annum commitment fee is 0.25%. NDMO also incurred a 0.05% upfront fee.

During the current fiscal period, the average daily balance outstanding (which was for the entire reporting period) and average annual interest rate on these LIBOR Loans were $191,900,000 and 0.99%, respectively.

In order to maintain these Borrowings, the Fund must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities in the Fund’s portfolio of investments.

Borrowings outstanding are recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Reverse Repurchase Agreements

During the current fiscal period NMZ and NDMO utilized reverse repurchase agreements as a means of on-going investment leverage.

A Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, a Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. In order to minimize risk, the Fund identifies for coverage securities and cash as collateral with a fair value at least equal to its purchase obligations under these agreements (including accrued interest). Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed. A Fund will pledge assets determined to be liquid by the Adviser to cover its obligations under reverse repurchase agreements.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

		Interest	Principal			Value and
Fund	Counterparty	Rate	Amount	Maturity	Value	Accrued Interest
NMZ	RBC Capital Markets, LLC	1.22%	$(37,210,000)	5/22/22	$(37,210,000)	$(37,215,044)
	RBC Capital Markets, LLC	1.52%	(37,100,000)	6/7/22	(37,100,000)	(37,186,154)
NDMO	RBC Capital Markets, LLC	1.22%	(44,800,000)	5/22/22	(44,800,000)	(44,857,692)

During the current fiscal period, the average daily balance outstanding and average interest rate on the reverse repurchase agreements were as follows:

	NMZ	NDMO
Utilization period (days outstanding)	178	181
Average daily balance outstanding	$64,353,820	$44,800,000
Average interest rate	1.00%	0.81%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

			Collateral
		Reverse Repurchase	Pledged to
Fund	Counterparty	Agreements*	Counterparty
NMZ	RBC Capital Markets, LLC	$(74,401,198)	$104,497,607
NDMO	RBC Capital Markets, LLC	(44,857,692)	50,110,695

* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

10. Inter-Fund Borrowing and Lending

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

11. Subsequent Events

Fund Reorganization

As noted in Note 1 – General Information, before the opening of business on June 6, 2022 NEV merged into NZF. The net assets of NEV were $337,312,370 prior to the closing of the Reorganization.

Upon the closing of the Reorganization, NEV transferred its assets to NZF in exchange for common shares of NZF and the assumption by NZF of the liabilities of NEV. NEV was then liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of NEV became shareholders of NZF. Holders of common shares of NEV received newly issued common shares of NZF, the aggregate NAV of which is equal to the aggregate NAV of the common shares of NEV held immediately prior to the Reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders would be entitled).

Preferred Shares for NMZ

During June 2022, NMZ completed an offering of 1,000 Shares of Series 2032 AMTP Shares ($100,000,000 liquidation preference).

Preferred Shares for NDMO

During June 2022, NDMO issued 2,400 Series A VRM-MFP Shares ($240,000,000 liquidation preference).

Committed Line of Credit

During June 2022, the Participating Funds renewed the standby credit facility through June 2023. In conjunction with this renewal the commitment amount increased from $2.635 billion to $2.700 billion and NDMO was included as a Participating Fund. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. All other terms remain unchanged.

Borrowing Information for NDMO

During June 2022, in connection with its issuance of preferred shares, NDMO fully paid down its remaining borrowings and terminated its borrowing agreement with its custodian bank.

Reverse Repurchase Agreements for NMZ and NDMO

During June 2022, NMZ and NDMO closed out of their reverse repurchase agreements.

Risk Considerations (Unaudited)

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen AMT-Free Municipal Credit Income Fund (NVG)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NVG.

Nuveen Municipal Credit Income Fund (NZF)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NZF.

Nuveen Municipal High Income Opportunity Fund (NMZ)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMZ.

Nuveen Municipal Credit Opportunities Fund (NMCO)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Lower credit debt securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NMCO.

Nuveen Dynamic Municipal Opportunities Fund (NDMO)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. The values of municipal securities held by the Fund may be adversely affected by local political and economic conditions and developments. Debt or fixed income securities such as those municipal securities held by the Fund, are subject to market risk, credit risk, interest rate risk, liquidity risk and income risk. As interest rates rise, bond prices fall. Lower quality municipal securities may be more likely to fail to make timely interest or principal payments. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk, derivatives risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NDMO.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	and Trust Company	Chicago, IL 60603	KPMG LLP	Computershare Trust
Chicago, IL 60606	One Lincoln Street		200 East	Company, N.A.
	Boston, MA 02111		Randolph Street	150 Royall Street
			Chicago, IL 60601	Canton, MA 02021
(800) 257-8787

Portfolio of Investments Information

Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

The Funds intend to repurchase, through their open-market share repurchase program, shares of their own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NVG	NZF	NMZ	NMCO	NDMO
Common shares repurchased	0	0	0	0	0

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report (Unaudited)

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
■	Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
■	Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
■	Industrial Development Revenue Bond (IDR): A unique type of revenue bond issued by a state or local government agency on behalf of a private sector company and intended to build or acquire factories or other heavy equipment and tools.
■	Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
■	Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
■	NVG Blended Benchmark: Consists of: the S&P Municipal Bond Index (defined herein) through 4/10/16 and thereafter 1) 60% S&P Municipal Bond Investment Grade Index (defined herein), and 2) 40% S&P Municipal Bond High Yield Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■	NZF Blended Benchmark: Consists of: the S&P Municipal Bond Index (defined herein) through 4/10/16 and thereafter 1) 60% S&P Municipal Bond Investment Grade Index (defined herein), and 2) 40% S&P Municipal Bond High Yield Index (defined herein). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■	Pre-Refunded Bond/Pre-Refunding: Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

Glossary of Terms Used in this Report (Unaudited) (continued)

■	Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
■	S&P Municipal Bond High Yield Index: An index designed to measure the performance of tax-exempt high yield municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■	S&P Municipal Bond Index: An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■	S&P Municipal Bond Investment Grade Index: An index designed to measure the performance of tax-exempt investment grade municipal bonds. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■	S&P Municipal Yield Index: An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
■	Tax Obligation/General Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
■	Tax Obligation/Limited Bonds: Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back.
■	Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
■	Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com

ESA-C-0422D 22 16985-INV-B-06/23

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen AMT-Free Municipal Credit Income Fund

By (Signature and Title) /s/ Mark L. Winget

Mark L. Winget

Vice President and Secretary

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ David J. Lamb

David J. Lamb

Chief Administrative Officer

(principal executive officer)

Date: July 7, 2022

By (Signature and Title) /s/ E. Scott Wickerham

E. Scott Wickerham

Vice President and Controller

(principal financial officer)

Date: July 7, 2022